As filed with the Securities and Exchange Commission on May 22, 2013

Registration No. 333-187932

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☐	PRE-EFFECTIVE AMENDMENT NO.
☒	POST-EFFECTIVE AMENDMENT NO. 1

DAILY INCOME FUND

(Exact Name of Registrant as Specified in Charter)

c/o REICH & TANG ASSET MANAGEMENT, LLC

1411 BROADWAY, 28th FLOOR

NEW YORK, NEW YORK 10018

(Address of Principal Executive Offices)

(212) 830-5200

(Registrant’s Telephone Number)

Christine Manna

Reich & Tang Asset Management, LLC

1411 Broadway, 28th Floor

New York, New York 10018

(Name and Address of Agent for Service)

with copies to:

Michael R. Rosella, Esq.

Paul Hastings LLP

75 East 55th Street

New York, New York 10022

Phone No.: (212) 318-6800

Fax No.: (212) 319-4090

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

Registrant hereby amends this Registration Statement to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement shall become effective on such date as the Commission acting pursuant to Section 8(a), shall determine.

No filing fee is due because of reliance on Section 24(f) and Rule 24f-2 under the Investment Company Act of 1940.

Title of Securities Being Registered	Fiduciary Shares of the Money Market Portfolio, par value $0.01 per share, of the Daily Income Fund.

Fiduciary Shares of the U.S. Government Portfolio, par value $0.01 per share, of the Daily Income Fund.

Fiduciary Shares of the U.S. Treasury Portfolio, par value $0.01 per share, of the Daily Income Fund.

Investor Select Shares of the Money Market Portfolio, par value $0.01 per share, of the Daily Income Fund.

Investor Select Shares of the U.S. Government Portfolio, par value $0.01 per share, of the Daily Income Fund.

Investor Select Shares of the U.S. Treasury Portfolio, par value $0.01 per share, of the Daily Income Fund.

HighMark 100% U.S. Treasury Money Market Fund

HighMark Diversified Money Market Fund

HighMark Treasury Plus Money Market Fund

HighMark U.S. Government Money Market Fund

each, a series of HighMark Funds

350 California Street, Suite 1600

San Francisco, CA 94104

800-433-6884

May [    ], 2013

Dear Shareholder:

Enclosed please find several documents that are being furnished to you in connection with a Joint Special Meeting of Shareholders (the “Meeting”) of HighMark 100% U.S. Treasury Money Market Fund, HighMark Diversified Money Market Fund, HighMark Treasury Plus Money Market Fund and HighMark U.S. Government Money Market Fund (each, an “Acquired Fund” and together, the “Acquired Funds”), series of HighMark Funds, a Massachusetts business trust. The Meeting will be held at the offices of HighMark Capital Management, Inc. at 350 California Street, Suite 1600, San Francisco, CA 94101, on July 11, 2013, at 1:00 p.m. Pacific Time. We hope this material will receive your immediate attention.

At the Meeting, shareholders of the Acquired Funds will be asked to consider and approve the reorganization of HighMark 100% U.S. Treasury Money Market Fund, HighMark Diversified Money Market Fund, HighMark Treasury Plus Money Market Fund and HighMark U.S. Government Money Market Fund into U.S. Treasury Portfolio, Money Market Portfolio, U.S. Treasury Portfolio and U.S. Government Portfolio, respectively, series of Daily Income Fund, a Massachusetts business trust (each series, an “Acquiring Fund” and together, the “Acquiring Funds”) advised by Reich & Tang Asset Management, LLC (“RTAM”). If shareholders of an Acquired Fund approve the proposed reorganization of such Acquired Fund and if the other conditions to the reorganization are satisfied, such Acquired Fund would transfer all of its assets to its respective Acquiring Fund in exchange for shares of such Acquiring Fund and the assumption by such Acquiring Fund of such Acquired Fund’s liabilities that are disclosed and/or reflected in the net asset value of such Acquired Fund (as described in the enclosed combined Prospectus/Proxy Statement). After these transfers with respect to such Acquired Fund, Investor Select Shares of the applicable Acquiring Fund will be distributed to Class A, Class B, Class C and Class S shareholders of the corresponding Acquired Fund and Fiduciary Shares of the applicable Acquiring Fund will be distributed to Fiduciary Shares shareholders of the corresponding Acquired Fund, then such Acquired Fund would be liquidated and dissolved.

Shareholders of one other series of HighMark Funds, HighMark California Tax-Free Money Market Fund (the “California Tax-Free Money Market Fund”), will also be asked at the Meeting to consider and approve the reorganization of such series into California Daily Tax Free Income Fund, Inc., a Maryland corporation that is also advised by RTAM. The reorganizations of each Acquired Fund into the corresponding Acquiring Fund are not contingent upon the shareholders of the California Tax-Free Money Market Fund or the shareholders of another Acquired Fund approving their reorganizations.

While the reorganizations will bring about some changes, we expect that they will offer you the following strengths or advantages:

Strength of fund management. Oversight of the Acquiring Funds will be provided by the Board of Trustees of the Acquiring Funds, and portfolio management of the Acquiring Funds will be provided by RTAM.

Potential for enhanced efficiencies. It is expected that shareholders of the Acquired Funds will be shareholders of a larger fund upon the reorganizations. A larger fund may realize efficiencies that can reduce its expenses.

Cost of reorganization. The reorganizations are intended to be tax-free for U.S. federal income tax purposes, and no expenses of the reorganizations will be borne by shareholders of the Acquired Funds or the Acquiring Funds.

Lower contractual advisory fee rates and expense caps. The contractual advisory fee rates payable by the Acquiring Funds are lower than the contractual advisory fee rates currently payable by the Acquired Funds, and the overall contractual expense caps of the Acquiring Funds are lower than the overall contractual expense caps of the Acquired Funds for the two-year contractual period.

(i)

Commitment to shareholders. RTAM is committed to shareholders in terms of communications and service. As a shareholder of an Acquiring Fund, you should expect to continue to receive the high level of shareholder services you receive as a shareholder of an Acquired Fund.

More information on the specific details and reasons for the reorganizations is contained in the enclosed combined Prospectus/Proxy Statement. The Notice of Special Joint Meeting of Shareholders and the proxy card are also enclosed. Please read these documents carefully.

THE BOARD OF TRUSTEES OF HIGHMARK FUNDS HAS APPROVED THE PROPOSED REORGANIZATIONS AND RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSED REORGANIZATIONS.

We welcome your attendance at the Meeting. Your vote is important to us. If you are unable to attend the meeting in person, we urge you to vote your proxy by mail, so your shares may be voted according to your instructions.

Sincerely,

Dennis Mooradian

President

(ii)

Acquisition of the assets of

HIGHMARK 100% U.S. TREASURY MONEY MARKET FUND

HIGHMARK DIVERSIFIED MONEY MARKET FUND

HIGHMARK TREASURY PLUS MONEY MARKET FUND

HIGHMARK U.S. GOVERNMENT MONEY MARKET FUND

each, a series of HighMark Funds

By and in exchange for shares of

MONEY MARKET PORTFOLIO

U.S. TREASURY PORTFOLIO

U.S. GOVERNMENT PORTFOLIO

each, a series of Daily Income Fund

Important Information to Help You Understand the Proposed Reorganizations

While we strongly encourage you to read the full text of the enclosed Combined Prospectus/Proxy Statement, we are also providing you with a brief overview of each proposal.

Questions & Answers

Why is a shareholder meeting being held?

Shareholders of HighMark 100% U.S. Treasury Money Market Fund (“100% U.S. Treasury Money Market Fund”), HighMark Diversified Money Market Fund (“Diversified Money Market Fund”), HighMark Treasury Plus Money Market Fund (“Treasury Plus Money Market Fund”), and HighMark U.S. Government Money Market Fund (“U.S. Government Money Market Fund”) (each, an “Acquired Fund and collectively, the “Acquired Funds”), each, a series of HighMark Funds, a Massachusetts business trust (“HighMark Funds” or the “Trust”), are being asked to approve agreements and plans of reorganization to reorganize each of the following Acquired Funds with and into the following corresponding series of Daily Income Fund (as set forth in the table below). If the proposals are approved, and the reorganizations consummated, the Acquired Funds will reorganize into the corresponding series of Daily Income Fund, and the holders of shares of the Acquired Funds will receive shares of the corresponding series of Daily Income Fund as follows:

HighMark Funds Acquired Fund		Daily Income Fund Acquiring Fund
100% U.S. Treasury Money Market Fund		U.S. Treasury Portfolio

Class A	reorganizes into	Investor Select Shares

Class S	reorganizes into	Investor Select Shares

Fiduciary Shares	reorganizes into	Fiduciary Shares

Diversified Money Market Fund		Money Market Portfolio

Class A	reorganizes into	Investor Select Shares

Class S	reorganizes into	Investor Select Shares

Fiduciary Shares	reorganizes into	Fiduciary Shares

Treasury Plus Money Market Fund		U.S. Treasury Portfolio

Class A	reorganizes into	Investor Select Shares

Class S	reorganizes into	Investor Select Shares

Fiduciary Shares	reorganizes into	Fiduciary Shares

(iii)

U.S. Government Money Market Fund		U.S. Government Portfolio

Class A	reorganizes into	Investor Select Shares

Class B	reorganizes into	Investor Select Shares

Class C	reorganizes into	Investor Select Shares

Class S	reorganizes into	Investor Select Shares

Fiduciary Shares	reorganizes into	Fiduciary Shares

Please refer to the Combined Prospectus/Proxy Statement for a detailed explanation of the proposed reorganization and for a more complete description of the Acquiring Funds.

How will the reorganizations affect me?

If shareholders of an Acquired Fund approve the proposed reorganization with respect to such Acquired Fund and the other conditions to effect the reorganization are satisfied, all of the assets and liabilities that are disclosed and/or reflected in the net asset value of such Acquired Fund (as described in the enclosed Combined Prospectus/Proxy Statement) will be transferred to, and combined with, those of the corresponding Acquiring Fund and such shareholders will receive shares of such Acquiring Fund. If you are a Class A, Class B, Class C or Class S shareholder of an Acquired Fund and your reorganization is consummated, then you will receive Investor Select Shares of the corresponding Acquiring Fund and if you are a Fiduciary Shares shareholder of such Acquired Fund, then you will receive Fiduciary Shares of the corresponding Acquiring Fund. The aggregate net asset value of the shares you receive in the reorganization will equal the aggregate net asset value of the shares you own immediately prior to the reorganization. The share classes of the Acquiring Funds that were selected for the Acquired Funds’ shareholders were selected based upon an overall expense ratio that was equal to or lower than existing expense ratios and similar shareholder services.

The chart above shows each Acquired Fund and the corresponding Acquiring Fund into which each Acquired Fund is proposed to be reorganized. Union Bank, N.A. (“UB”) and Union Banc Investment Services (“UBIS”) currently may receive shareholder servicing fees or other compensation from the Acquired Funds, and if the reorganization with respect to an Acquired Fund is approved, UB and UBIS may continue to receive shareholder servicing fees or other compensation from the Acquiring Funds’ distributor for services performed for clients of UB and UBIS. For the first two years after a reorganization, the fees paid to UB and UBIS may be up to 0.25% of the net assets of any Fiduciary Shares of such Acquiring Fund and up to 0.50% of the net assets of any Investor Select Shares of such Acquiring Fund that are held by clients of UB or UBIS. After that period, UB and UBIS may receive fees up to 0.66% of the net assets of the Acquiring Funds that are held by clients of UB or UBIS for shareholder servicing or other services from the Acquiring Funds’ distributor.

If a reorganization is approved by shareholders of the Acquired Fund as of the closing date will automatically be invested in the corresponding Acquiring Fund listed in the chart, without further shareholder action. However, you may direct at any time the sale of your account's shares in any Acquired Fund before a reorganization or any Acquiring Fund after a reorganization (if it occurs) in accordance with your account's governing documents. If your account is using the Money Market Mutual Fund Sweep service (“sweep”), you may either change the sweep vehicle, discontinue the sweep service, or instruct sale of the shares of the Acquired Fund or Acquiring Fund, as applicable.

If a reorganization is approved by shareholders of an Acquired Fund and shares of such Acquired Fund are held by you as of the closing date of such reorganization, you will be deemed to have consented to your continued holding of the corresponding Acquiring Fund shares and the payment of shareholder servicing fees or other compensation to UB or its affiliates as disclosed above, until you direct the sale of your account's Acquiring Fund shares or change or discontinue your sweep service. Shareholders that hold an Acquired Fund as a sweep option in a UBIS account may also receive a separate notice from UBIS to the extent required by applicable FINRA Rules.

Why has the Board of Trustees of the HighMark Funds recommended that I vote in favor of approving the reorganizations?

Among the factors the Board of Trustees of HighMark Funds considered in recommending the reorganizations were the following:

1.	Similarities and differences between the investment strategies of each Acquired Fund and each corresponding Acquiring Fund.

(iv)

2.	Shareholders will not bear any direct expenses in connection with the reorganizations and it is not expected that shareholders will bear any indirect expenses in connection with the reorganizations.

3.	The reorganizations are expected to be non-taxable events for U.S. federal income tax purposes.

4.	Each Acquiring Fund’s performance for the short, intermediate and long-term time periods.

5.	Reich & Tang Asset Management, LLC’s (“RTAM’s”) commitment to the money market mutual fund business.

6.	RTAM’s substantial experience with money market mutual funds.

7.	Economies of scale available to shareholders through the consolidation of the Acquired Funds and the Acquiring Funds.

8.	The reduction in overall net expenses due to the lower overall expense caps for the two-year contractual period.

For a more complete discussion of factors affecting the HighMark Funds’ Board of Trustees’ decision, please see “Key Information about the Reorganizations” in the Combined Prospectus/Proxy Statement.

Does the Board of Trustees of HighMark Funds believe that each reorganization is in each Acquired Fund’s best interests?

Yes. In approving the reorganizations, the Board of Trustees of HighMark Funds (including all of the independent Trustees) determined that each reorganization is in the best interests of each respective Acquired Fund’s shareholders and that the interests of such Acquired Fund’s shareholders will not be diluted as a result of the reorganization. In connection with the reorganizations, you will receive Investor Select Shares or Fiduciary Shares of the corresponding Acquiring Fund that are equal in value to your Class A, Class B, Class C, Class S or Fiduciary Shares of the Acquired Fund. Please note that none of the reorganizations, including the reorganizations of the HighMark 100% U.S. Treasury Money Market Fund into the U.S. Treasury Portfolio and the HighMark Treasury Plus Money Market Fund into the U.S. Treasury Portfolio, are contingent on one another.

Reorganization of 100% U.S. Treasury Money Market Fund into U.S. Treasury Portfolio

The Board of Trustees of HighMark Funds believes that reorganizing the 100% U.S. Treasury Money Market Fund into the U.S. Treasury Portfolio offers you potential benefits as described in the Combined Prospectus/Proxy Statement, including the opportunity to: (i) be a shareholder of a fund that has similar, although distinct, investment policies, strategies and risks in a tax free reorganization, and has a lower advisory fee rate as well as a lower gross expense ratio, before giving effect to any expense waivers or reimbursements, for Class A, Class S and Fiduciary Shares shareholders, and (ii) potentially achieve increased economies of scale with respect to portfolio management, administration and operations. The Acquired Fund’s total annual operating expense ratio for the last fiscal year for Class A shares was 1.01%, for Class S shares was 1.06% and for Fiduciary Shares was 0.76%. The total annual operating expense ratio for the Acquiring Fund’s Investor Select Shares and Fiduciary Shares for the upcoming fiscal year are estimated to be 0.87% and 0.62%, respectively.1 The Acquired Fund’s net expense ratio for the last fiscal year for Class A shares was 0.80%, for Class S shares was 1.05% and for Fiduciary Shares was 0.55%. The Acquiring Fund’s net expense ratio for Investor Select Shares and Fiduciary Shares will be no greater than 0.75% and 0.50%, respectively. The net expense ratio for the Acquired Fund’s Class A, Class S and Fiduciary Shares are higher than for the corresponding shares of the Acquiring Fund. For two years from the date of the closing of the reorganization, the Acquiring Fund’s investment adviser and distributor have agreed to contractual expense limitations so that the expense cap of the Investor Select Shares and Fiduciary Shares of the Acquiring Fund will be 0.75% and 0.50%, respectively, which is lower than the expense caps applicable to the shares of the Acquired Fund you currently own. In addition, for two years from the date of the closing of the reorganization, the Acquiring Fund’s investment adviser and distributor have contractually agreed to waive fees and / or reimburse expenses in order to maintain a minimum yield of 0.01% for the Fiduciary Shares and Investor Select Shares of the Acquiring Fund so long as the Acquiring Fund’s gross yield is greater than 0.12%. With respect to the Acquired Fund, HCM currently voluntarily waives fees and/or reimburses expenses in excess of HCM’s contractual fee waiver or reimbursement commitment to the extent necessary to maintain a certain minimum net yield for the Acquired Fund of 0.0025% for the Class A Shares, Fiduciary Shares, and the Class S Shares.

Reorganization of Diversified Money Market Fund into Money Market Portfolio

The Board of Trustees of HighMark Funds believes that reorganizing the Diversified Money Market Fund into the Money Market Portfolio offers you potential benefits as described in the Combined Prospectus/Proxy Statement, including the opportunity to: (i) be a shareholder of a fund that has substantially similar investment policies, strategies and risks in a tax free reorganization, and has a lower advisory fee rate as well as a lower gross expense ratio, before giving effect to any expense waivers or reimbursements, for Class A, Class S and Fiduciary Shares shareholders, and (ii) potentially achieve increased economies of scale with respect to portfolio management, administration and operations. The Acquired Fund’s total annual operating expense ratio for the last fiscal year for Class A shares was 1.00%, for Class S shares was 1.05% and for Fiduciary Shares was 0.75%. The total annual operating expense ratio for

[1]	Please note that the Acquiring Fund’s Investor Select Shares and Fiduciary Shares have not yet begun operations, therefore, the “other expenses” in the total annual operating expense ratio and the net expense ratio are estimated.

(v)

the Acquiring Fund’s Investor Select Shares and Fiduciary Shares for the upcoming fiscal year are estimated to be 0.87% and 0.62%, respectively2. The Acquired Fund’s net expense ratio for the last fiscal year for Class A shares was 0.82%, for Class S shares was 1.05% and for Fiduciary Shares was 0.57%. The Acquiring Fund’s net expense ratio for Investor Select Shares and Fiduciary Shares will be no greater than 0.75% and 0.50%, respectively. The net expense ratio for the Acquired Fund’s Class A, Class S and Fiduciary Shares are higher than for the corresponding shares of the Acquiring Fund. For two years from the date of the closing of the reorganization, the Acquiring Fund’s investment adviser and distributor have agreed to contractual expense limitations so that the expense cap of the Investor Select Shares and Fiduciary Shares of the Acquiring Fund will be 0.75% and 0.50%, respectively, which is lower than the expense caps applicable to the shares of the Acquired Fund you currently own. In addition, for two years from the date of the closing of the reorganization, the Acquiring Fund’s investment adviser and distributor have contractually agreed to waive fees and / or reimburse expenses in order to maintain a minimum yield of 0.03% for the Fiduciary Shares and Investor Select Shares of the Acquiring Fund so long as the Acquiring Fund’s gross yield is greater than 0.23%. With respect to the Acquired Fund, HCM currently voluntarily waives fees and/or reimburses expenses in excess of HCM’s contractual fee waiver or reimbursement commitment to the extent necessary to maintain a certain minimum net yield for the Acquired Fund of 0.02% for the Class A Shares, Fiduciary Shares, and the Class S Shares.

Reorganization of Treasury Plus Money Market Fund into U.S. Treasury Portfolio

The Board of Trustees of HighMark Funds believes that reorganizing the Treasury Plus Money Market Fund into the U.S. Treasury Portfolio offers you potential benefits as described in the Combined Prospectus/Proxy Statement, including the opportunity to: (i) be a shareholder of a fund that has similar investment policies, strategies and risks in a tax free reorganization, and has a lower advisory fee rate as well as a lower gross expense ratio, before giving effect to any expense waivers or reimbursements, for Class A, Class S and Fiduciary Shares shareholders and (ii) potentially achieve increased economies of scale with respect to portfolio management, administration and operations. The Acquired Fund’s total annual operating expense ratio for the last fiscal year for Class A shares was 1.06%, for Class S shares was 1.11% and for Fiduciary Shares was 0.81%. The total annual operating expense ratio for the Acquiring Fund’s Investor Select Shares and Fiduciary Shares for the upcoming fiscal year are estimated to be 0.87% and 0.62%, respectively3. The Acquired Fund’s net expense ratio for the last fiscal year for Class A shares was 0.80%, for Class S shares was 1.05% and for Fiduciary Shares was 0.55%. The Acquiring Fund’s net expense ratio for Investor Select Shares and Fiduciary Shares will be no greater than 0.75% and 0.50%, respectively. The net expense ratio for the Acquired Fund’s Class A, Class S and Fiduciary Shares are higher than for the corresponding shares of the Acquiring Fund. For two years from the date of the closing of the reorganization, the Acquiring Fund’s investment adviser and distributor have agreed to contractual expense limitations so that the expense cap of the Investor Select Shares and Fiduciary Shares of the Acquiring Fund will be 0.75% and 0.50%, respectively, which is lower than the expense caps applicable to the shares of the Acquired Fund you currently own. In addition, for two years from the date of the closing of the reorganization, the Acquiring Fund’s investment adviser and distributor have contractually agreed to waive fees and / or reimburse expenses in order to maintain a minimum yield of 0.01% for the Fiduciary Shares and Investor Select Shares of the Acquiring Fund so long as the Acquiring Fund’s gross yield is greater than 0.12%. With respect to the Acquired Fund, HCM currently voluntarily waives fees and/or reimburses expenses in excess of HCM’s contractual fee waiver or reimbursement commitment to the extent necessary to maintain a certain minimum net yield for the Acquired Fund of 0.0025% for the Class A Shares, Fiduciary Shares, and the Class S Shares.

Reorganization of U.S. Government Money Market Fund into U.S. Government Portfolio

The Board of Trustees of HighMark Funds believes that reorganizing the U.S. Government Money Market Fund into the U.S. Government Portfolio offers you potential benefits as described in the Combined Prospectus/Proxy Statement, including the opportunity to: (i) be a shareholder of a fund that has similar investment policies, strategies and risks in a tax free reorganization, and has a lower advisory fee rate as well as a lower gross expense ratio, before giving effect to any expense waivers or reimbursements, for Class A, Class B, Class C, Class S and Fiduciary Shares shareholders and (ii) potentially achieve increased economies of scale with respect to portfolio management, administration and operations. The Acquired Fund’s total annual operating expense ratio for the last fiscal year for Class A shares was 1.01%, for Class B Shares was 1.51%, for Class C Shares was 1.26%, for Class S shares was 1.06% and for Fiduciary Shares was 0.76%. The total annual operating expense ratio for the Acquiring Fund’s Investor Select Shares and Fiduciary Shares for the upcoming fiscal year are estimated to be 0.87% and 0.62%, respectively4. The Acquired Fund’s net expense ratio for the last fiscal year for Class A shares was 0.82%, for Class B shares was 1.51%, for Class C shares was 1.26%, for

[2]	Please note that the Acquiring Fund’s Investor Select Shares and Fiduciary Shares have not yet begun operations, therefore, the “other expenses” in the total annual operating expense ratio and the net expense ratio are estimated.
[3]	Please note that the Acquiring Fund’s Investor Select Shares and Fiduciary Shares have not yet begun operations, therefore, the “other expenses” in the total annual operating expense ratio and the net expense ratio are estimated.
[4]	Please note that the Acquiring Fund’s Investor Select Shares and Fiduciary Shares have not yet begun operations, therefore, the “other expenses” in the total annual operating expense ratio and the net expense ratio are estimated.

(vi)

Class S shares was 1.06% and for Fiduciary Shares was 0.57%. The Acquiring Fund’s net expense ratio for Investor Select Shares and Fiduciary Shares will be no greater than 0.75% and 0.50%, respectively. The net expense ratio for the Acquired Fund’s Class A, Class B, Class C, Class S and Fiduciary Shares are higher than for the corresponding shares of the Acquiring Fund. For two years from the date of the closing of the reorganization, the Acquiring Fund’s investment adviser and distributor have agreed to contractual expense limitations so that the expense cap of the Investor Select Shares and Fiduciary Shares of the Acquiring Fund will be 0.75% and 0.50%, respectively, which is lower than the expense caps applicable to the shares of the Acquired Fund you currently own. In addition, for two years from the date of the closing of the reorganization, the Acquiring Fund’s investment adviser and distributor have contractually agreed to waive fees and / or reimburse expenses in order to maintain a minimum yield of 0.02% for the Fiduciary Shares and Investor Select Shares of the Acquiring Fund so long as the Acquiring Fund’s gross yield is greater than 0.22%. With respect to the Acquired Fund, HCM has voluntarily waived fees and/or reimburses expenses in excess of HCM’s contractual fee waiver or reimbursement commitment to the extent necessary to maintain a certain minimum net yield for the Acquired Fund of 0.0050% for the Class A Shares, Class B Shares, Fiduciary Shares, and the Class S Shares.

In the reorganizations, will I receive shares of the Acquiring Fund of the same class as the shares of the Acquired Fund that I now own?

As discussed above, if you are a Class A, Class B, Class C or Class S shareholder of an Acquired Fund and the reorganization of such Acquired Fund is consummated, then you will receive Investor Select Shares of the corresponding Acquiring Fund and if you are a Fiduciary Shares shareholder of such Acquired Fund, then you will receive Fiduciary Shares of the corresponding Acquiring Fund. Investor Select Shares of each Acquiring Fund have a Rule 12b-1 fee of 0.60%, which is higher than the Rule 12b-1 fee of 0.25% for Class A shares and the Rule 12b-1 fee of 0.55% for Class S shares of each Acquired Fund but, with respect to the U.S. Government Money Market Fund, is lower than the Rule 12b-1 fee of 0.75% for Class B shares and Class C shares of the U.S. Government Money Market Fund. Fiduciary Shares of the Acquiring Fund have a Rule 12b-1 fee of 0.35%, whereas Fiduciary Shares of the Acquired Fund do not have a Rule 12b-1 fee; therefore, Fiduciary Shares shareholders of the Acquired Funds will now pay a Rule 12b-1 fee. For more detailed fee and expense information about each Acquired Fund’s classes and each Acquiring Fund’s classes, please see page 10 in the Combined Prospectus/Proxy Statement.

Will my privileges as a shareholder change after the reorganizations?

Your rights as a shareholder will not change in any substantial way as a result of the reorganizations; however, you will be a shareholder of the applicable Acquiring Fund rather than of the Acquired Fund. Both the Acquired Funds and the Acquiring Funds are series of a Massachusetts business trust.

Who will advise the Acquiring Funds once the reorganizations are complete?

RTAM will continue to manage the Acquiring Funds once the reorganizations are completed.

How will the Acquired Funds’ service providers change?

The service providers to the Acquiring Funds are different than for the Acquired Funds. The Bank of New York Mellon serves as custodian for the Acquiring Funds. In addition to providing investment advisory services, RTAM also provides administrative services to the Acquiring Funds, including clerical, accounting supervision, office service and related functions. In contrast, UB serves as custodian to the Acquired Funds. The Acquired Funds’ investment adviser, HighMark Capital Management, Inc. (“HCM”), also provides administrative services to the Acquired Funds and has hired BNY Mellon Investment Servicing (US) Inc. to provide sub-administrative services. HCM and BNY Mellon Investment Servicing (US) Inc. will no longer provide services to the Acquired Fund or the Acquiring Fund after the reorganization is complete. However, UB, and its affiliate, UBIS, and agents thereof will continue to provide shareholder servicing for shareholders who are clients of UB or UBIS with respect to the Acquiring Fund shares that such shareholders receive in the reorganization. Accordingly, such shareholders can continue to direct all inquiries and transaction requests concerning their investments in the Acquiring Funds to the same persons or group that such shareholders would do so today with respect to the Acquired Funds. Such shareholders’ statements will continue to be sent from the same persons or group from whom they receive statements today with respect to an Acquired Fund.

The Acquired Fund’s transfer agent is Boston Financial Data Services, Inc. (“BFDS”). The Acquiring Fund’s transfer agent is Reich & Tang Services, Inc. (“RTS”). BFDS will no longer provide services to the Acquired Fund after the reorganization is complete.

What happens if a reorganization is not approved?

If a reorganization is not approved, the Board of Trustees of HighMark Funds may consider other alternatives, such as liquidation of the applicable Acquired Fund or Funds.

(vii)

What happens if shareholders of one Acquired Fund approve their reorganization, while shareholders of another Acquired Fund do not?

Each reorganization, including the reorganizations of the HighMark 100% U.S. Treasury Money Market Fund into the U.S. Treasury Portfolio and the HighMark Treasury Plus Money Market Fund into the U.S. Treasury Portfolio, is a separate transaction and shareholder approval of one reorganization is not contingent upon shareholder approval of another reorganization. Thus, if shareholders of one Acquired Fund approve the reorganization relating to such Acquired Fund, such Acquired Fund will be reorganized, even if shareholders of one or more of the other Acquired Funds do not approve the reorganization relating to their Fund.

Will I have to pay any federal income taxes as a result of the reorganizations?

Each reorganization is expected to qualify as a tax-free “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). If the reorganization so qualifies, in general, an Acquired Fund will not recognize any gain or loss as a result of the transfer of all of its assets and liabilities that are disclosed and/or reflected in the net asset value of such Acquired Fund (as described in the enclosed Combined Prospectus/Proxy Statement) in exchange solely for shares of the corresponding Acquiring Fund and the assumption of the Acquired Fund’s liabilities by the Acquiring Fund, or as a result of the Acquired Fund’s liquidation, and you will not recognize any gain or loss upon your receipt solely of shares of the Acquiring Fund in connection with the reorganization.

Who will pay for the reorganizations?

The expenses incurred in connection with the reorganizations will be borne by the Acquired Funds’ investment adviser and the Acquiring Funds’ investment adviser, and are anticipated to be approximately $1,162,500.

In addition, in respect of acts or omissions occurring prior to the closing date, HighMark Funds will provide certain trustees’ liability insurance to the independent trustees of HighMark Funds’ Board of Trustees, the cost of which will be paid by HighMark Capital Management, Inc. (“HCM”), the Acquired Funds’ investment adviser, and HCM will separately indemnify the independent trustees, provided that HCM will not indemnify the independent trustees for liability to which they would otherwise be subject by reason of their own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

On April 16, 2013, the Board of Trustees of HighMark Funds terminated the trustee fee deferral plan available to HighMark Funds’ trustees. Amounts deferred and not yet paid to the current and former trustees, including amounts accrued under the plan through the tracking of the performance of certain of the HighMark Funds’ funds, will be paid to the applicable current and former trustees on one or more dates that are later than 12 months following the termination of the plan and no later than 24 months following the termination of the plan. In connection therewith, HCM has agreed to pay to the applicable current and former trustees either: (i) the difference between the amount the current and former trustees would have received had the amounts continued to track the performance of the HighMark Funds’ funds through the payment date of the deferred amounts, and the amounts actually paid to such current and former trustees following the termination of the plan or (ii) a fixed rate of return of 1% of the average amount owed to the current and former trustees under the plan between April 17, 2013 and one year and one day after the termination of the plan. HCM has also agreed to indemnify and hold harmless the applicable current and former trustees for all additional taxes, and related penalties and interest, that the applicable current and former trustees may be required to pay under Section 409A of the Code as a result of the termination of the plan and any accelerated payment of amounts deferred and accrued under the plan. For the avoidance of doubt, such additional taxes do not include normal or regular income taxes on these amounts.

How do I vote my proxy?

You may cast your vote by mail, telephone or Internet or in person at the special meeting of shareholders. To vote by mail, please mark your vote on the enclosed proxy card and sign, date and return the card in the postage-paid envelope provided. To vote by telephone or Internet, please have the proxy card in hand and call the telephone number or go to the website address provided on the enclosed form and follow the instructions. Your vote by mail, telephone or Internet will be an authorization of a proxy to cast your vote at the special meeting of shareholders.

What shares am I entitled to vote?

You can only vote shares held as of the record date of an Acquired Fund and cannot vote shares not held as of the record date. If the reorganization is approved with respect to an Acquired Fund, even if you vote against such reorganization, you will receive shares of the corresponding Acquiring Fund.

(viii)

HighMark 100% U.S. Treasury Money Market Fund

HighMark Diversified Money Market Fund

HighMark Treasury Plus Money Market Fund

HighMark U.S. Government Money Market Fund

each a series of HighMark Funds

350 California Street, Suite 1600

San Francisco, CA 94104

800-433-6884

NOTICE OF SPECIAL JOINT MEETING OF SHAREHOLDERS

TO BE HELD ON JULY 11, 2013

To the Shareholders of HighMark Funds:

A special joint meeting (“Special Meeting”) of the shareholders of HighMark 100% U.S. Treasury Money Market Fund (“100% U.S. Treasury Money Market Fund”), HighMark Diversified Money Market Fund (“Diversified Money Market Fund”), HighMark Treasury Plus Money Market Fund (“Treasury Plus Money Market Fund”), and HighMark U.S. Government Money Market Fund (“U.S. Government Money Market Fund”) (each, an “Acquired Fund and collectively, the “Acquired Funds”), each, a series of HighMark Funds, a Massachusetts business trust (“HighMark Funds”), will be held on July 11, 2013, at 1:00 p.m, Pacific time, at the offices of HighMark Capital Management, Inc. at 350 California Street, Suite 1600, San Francisco, CA 94101, for the following purposes:

1.	For shareholders of the 100% U.S. Treasury Money Market Fund, to consider a proposal to approve an Agreement and Plan of Reorganization (the “Plan”) relating to the 100% U.S. Treasury Money Market Fund pursuant to which the 100% U.S. Treasury Money Market Fund would transfer all of its assets in exchange for (i) the assumption by the U.S. Treasury Portfolio, a series of Daily Income Fund, of the 100% U.S. Treasury Money Market Fund’s liabilities, expenses, costs and charges that are any of: (A) reflected in the calculation of the net asset value of the 100% U.S. Treasury Money Market Fund as of the valuation date, (B) constitute ordinary course liabilities of the 100% U.S. Treasury Money Market Fund (including, without limitation, liabilities associated with securities transactions subject to settlement and contractual liabilities) that have either been disclosed to the U.S. Treasury Portfolio as listed on Schedule A of the Plan or that are reflected on the books and records of the 100% U.S. Treasury Money Market Fund, or (C) otherwise disclosed to the U.S. Treasury Portfolio (the “Obligations”), and (ii) Investor Select Shares and Fiduciary Shares of the U.S. Treasury Portfolio, which shares will then be distributed by the 100% U.S. Treasury Money Market Fund to the holders of its shares in complete liquidation thereof;

2.	For shareholders of the Diversified Money Market Fund, to consider a proposal to approve a Plan relating to the Diversified Money Market Fund pursuant to which the Diversified Money Market Fund would transfer all of its assets in exchange for (i) the assumption by the Money Market Portfolio, a series of Daily Income Fund, of the Diversified Money Market Fund’s liabilities, expenses, costs and charges that are any of: (A) reflected in the calculation of the net asset value of the Diversified Money Market Fund as of the valuation date, (B) constitute ordinary course liabilities of the Diversified Money Market Fund (including, without limitation, liabilities associated with securities transactions subject to settlement and contractual liabilities) that have either been disclosed to the Money Market Portfolio as listed on Schedule A of the Plan or that are reflected on the books and records of the Diversified Money Market Fund, or (C) otherwise disclosed to the Money Market Portfolio (the “Obligations”), and (ii) Investor Select Shares and Fiduciary Shares of the Money Market Portfolio, which shares will then be distributed by the Diversified Money Market Fund to the holders of its shares in complete liquidation thereof;

3.	For shareholders of the Treasury Plus Money Market Fund, to consider a proposal to approve a Plan relating to the Treasury Plus Money Market Fund pursuant to which the Treasury Plus Money Market Fund would transfer all of its assets in exchange for (i) the assumption by the U.S. Treasury Portfolio, a series of Daily Income Fund, of the Treasury Plus Money Market Fund’s expenses, costs and charges that are any of: (A) reflected in the calculation of the net asset value of the Treasury Plus Money Market Fund as of the valuation date, (B) constitute ordinary course liabilities of the Treasury Plus Money Market Fund (including, without limitation, liabilities associated with securities transactions subject to settlement and contractual liabilities) that have either been disclosed to the U.S. Treasury Portfolio as listed on Schedule A of the Plan or that are reflected on the books and records of the Treasury Plus Money Market Fund, or (C) otherwise disclosed to the U.S. Treasury Portfolio (the “Obligations”), and (ii) Investor Select Shares and Fiduciary Shares of the U.S. Treasury Portfolio, which shares will then be distributed by the Treasury Plus Money Market Fund to the holders of its shares in complete liquidation thereof;

4.

For shareholders of the U.S. Government Money Market Fund, to consider a proposal to approve a Plan relating to the U.S. Government Money Market Fund pursuant to which the U.S. Government Money Market Fund would transfer all of its assets in exchange for (i) the assumption by the U.S. Government Portfolio, a series of Daily Income Fund, of the U.S. Government Money Market Fund’s liabilities, expenses, costs and charges that are any of: (A) reflected in the calculation of the net asset value of the U.S. Government Money Market Fund as of the valuation date, (B) constitute ordinary course liabilities of the U.S. Government Money Market Fund (including, without limitation, liabilities associated with securities transactions subject to settlement and contractual liabilities) that have either been disclosed to the U.S. Government Portfolio as listed on Schedule A of the Plan or that are reflected on the books and records of the U.S. Government Money Market Fund, or (C) otherwise disclosed to the U.S. Government Portfolio (the “Obligations”), and (ii) Investor Select Shares and Fiduciary Shares of the U.S. Government Portfolio, which shares will then be distributed by the U.S. Government Money Market Fund to the holders of its shares in complete liquidation thereof; and

5.	To transact such other business as may properly be presented at the Special Meeting or any postponement or adjournment thereof.

The Board of Trustees of HighMark Funds has fixed the close of business on April 26, 2013, as the record date for determination of shareholders of the Acquired Funds entitled to notice of, and to vote at, the Special Meeting and any postponements or adjournments thereof.

It is very important that your vote be received prior to the Special Meeting date. Voting instructions for shares held of record in the name of a nominee, such as a broker-dealer or director of an employee benefit plan, may be subject to earlier cut-off dates established by such intermediaries for receipt of such instructions.

Your vote is important regardless of the size of your holdings in the Acquired Funds. Whether or not you expect to be present at the Special Meeting, please complete and sign the enclosed proxy card and return it promptly in the enclosed envelope. Shareholders may also vote by telephone or over the Internet; please see page 81 of the enclosed Combined Prospectus/Proxy Statement for details. If you vote by proxy and then desire to change your vote or vote in person at the Special Meeting, you may revoke your proxy at any time prior to the votes being tallied at the Special Meeting. Please refer to the section of the enclosed Combined Prospectus/Proxy Statement entitled “Voting Information and Requirements” for more information.

In order to avoid the additional expense of further solicitation, we ask for you cooperation in voting your proxy promptly.

By Order of the Board of Trustees,

Helen A. Robichaud Secretary

May [    ], 2013

SUBJECT TO COMPLETION, DATED May 22, 2013

COMBINED PROSPECTUS/PROXY STATEMENT

Acquisition of the assets of

HIGHMARK 100% U.S. TREASURY MONEY MARKET FUND

HIGHMARK DIVERSIFIED MONEY MARKET FUND

HIGHMARK TREASURY PLUS MONEY MARKET FUND

HIGHMARK U.S. GOVERNMENT MONEY MARKET FUND

each a series of HighMark Funds

350 California Street, Suite 1600

San Francisco, CA 94104

800-433-6884

By and in exchange for shares of

MONEY MARKET PORTFOLIO

U.S. TREASURY PORTFOLIO

U.S. GOVERNMENT PORTFOLIO

each a series of Daily Income Fund

c/o Reich & Tang Asset Management, LLC

1411 Broadway, 28th Floor

New York, NY 10018

212-830-5200

This Combined Prospectus/Proxy Statement is furnished to you as a shareholder of HighMark 100% U.S. Treasury Money Market Fund (“100% U.S. Treasury Money Market Fund”), HighMark Diversified Money Market Fund (“Diversified Money Market Fund”), HighMark Treasury Plus Money Market Fund (“Treasury Plus Money Market Fund”), and/or HighMark U.S. Government Money Market Fund (“U.S. Government Money Market Fund”) (each, an “Acquired Fund and collectively, the “Acquired Funds”), each a series of HighMark Funds, a Massachusetts business trust (“HighMark Funds”). A special joint meeting of shareholders of the Acquired Funds (the “Special Meeting”) will be held at the offices of HighMark Capital Management, Inc. at 350 California Street, Suite 1600, San Francisco, CA 94101, on July 11, 2013, at 1:00 p.m., Pacific time, to consider the items that are listed below and discussed in greater detail elsewhere in this Combined Prospectus/Proxy Statement. Shareholders of record of an Acquired Fund at the close of business on April 26, 2013 (the “Record Date”), are entitled to notice of, and to vote at, the Special Meeting with respect to such Acquired Fund or any postponements or adjournments thereof. This Combined Prospectus/Proxy Statement, proxy card and accompanying Notice of Special Meeting of Shareholders is expected to be sent to shareholders on or about May [28], 2013. Whether or not you expect to attend the Special Meeting or any postponement or adjournment thereof, the Board of Trustees of HighMark Funds requests that shareholders vote their shares by completing and returning the enclosed proxy card.

The purposes of the Special Meeting are:

1.	For shareholders of the 100% U.S. Treasury Money Market Fund, to consider a proposal to approve an Agreement and Plan of Reorganization (the “Plan”) relating to the 100% U.S. Treasury Money Market Fund pursuant to which the 100% U.S. Treasury Money Market Fund would transfer all of its assets in exchange for (i) the assumption by the U.S. Treasury Portfolio, a series of Daily Income Fund, of the 100% U.S. Treasury Money Market Fund’s liabilities, expenses, costs and charges that are any of: (A) reflected in the calculation of the net asset value of the 100% U.S. Treasury Money Market Fund as of the valuation date, (B) constitute ordinary course liabilities of the 100% U.S. Treasury Money Market Fund (including, without limitation, liabilities associated with securities transactions subject to settlement and contractual liabilities) that have either been disclosed to the U.S. Treasury Portfolio as listed on Schedule A of the Plan or that are reflected on the books and records of the 100% U.S. Treasury Money Market Fund, or (C) otherwise disclosed to the U.S. Treasury Portfolio, and (ii) Investor Select Shares and Fiduciary Shares of the U.S. Treasury Portfolio, which shares will then be distributed by the 100% U.S. Treasury Money Market Fund to the holders of its shares in complete liquidation thereof;

2.	For shareholders of the Diversified Money Market Fund, to consider a proposal to approve a Plan relating to the Diversified Money Market Fund pursuant to which the Diversified Money Market Fund would transfer all of its assets in exchange for (i) the assumption by the Money Market Portfolio, a series of Daily Income Fund, of the Diversified Money Market Fund’s liabilities, expenses, costs and charges that are any of: (A) reflected in the

Combined Prospectus/Information Statement

calculation of the net asset value of the Diversified Money Market Fund as of the valuation date, (B) constitute ordinary course liabilities of the Diversified Money Market Fund (including, without limitation, liabilities associated with securities transactions subject to settlement and contractual liabilities) that have either been disclosed to the Money Market Portfolio as listed on Schedule A of the Plan or that are reflected on the books and records of the Diversified Money Market Fund, or (C) otherwise disclosed to the Money Market Portfolio, and (ii) Investor Select Shares and Fiduciary Shares of the Money Market Portfolio, which shares will then be distributed by the Diversified Money Market Fund to the holders of its shares in complete liquidation thereof;

3.	For shareholders of the Treasury Plus Money Market Fund, to consider a proposal to approve a Plan relating to the Treasury Plus Money Market Fund pursuant to which the Treasury Plus Money Market Fund would transfer all of its assets in exchange for (i) the assumption by the U.S. Treasury Portfolio, a series of Daily Income Fund, of the Treasury Plus Money Market Fund’s liabilities, expenses, costs and charges that are any of: (A) reflected in the calculation of the net asset value of the Treasury Plus Money Market Fund as of the valuation date, (B) constitute ordinary course liabilities of the Treasury Plus Money Market Fund (including, without limitation, liabilities associated with securities transactions subject to settlement and contractual liabilities) that have either been disclosed to the U.S. Treasury Portfolio as listed on Schedule A of the Plan or that are reflected on the books and records of the Treasury Plus Money Market Fund, or (C) otherwise disclosed to the U.S. Treasury Portfolio, and (ii) Investor Select Shares and Fiduciary Shares of the U.S. Treasury Portfolio, which shares will then be distributed by the Treasury Plus Money Market Fund to the holders of its shares in complete liquidation thereof;

4.	For shareholders of the U.S. Government Money Market Fund, to consider a proposal to approve a Plan relating to the U.S. Government Money Market Fund pursuant to which the U.S. Government Money Market Fund would transfer all of its assets in exchange for (i) the assumption by the U.S. Government Portfolio, a series of Daily Income Fund, of the U.S. Government Money Market Fund’s liabilities, expenses, costs and charges that are any of: (A) reflected in the calculation of the net asset value of the U.S. Government Money Market Fund as of the valuation date, (B) constitute ordinary course liabilities of the U.S. Government Money Market Fund (including, without limitation, liabilities associated with securities transactions subject to settlement and contractual liabilities) that have either been disclosed to the U.S. Government Portfolio as listed on Schedule A of the Plan or that are reflected on the books and records of the U.S. Government Money Market Fund, or (C) otherwise disclosed to the U.S. Government Portfolio, and (ii) Investor Select Shares and Fiduciary Shares of the U.S. Government Portfolio, which shares will then be distributed by the U.S. Government Money Market Fund to the holders of its shares in complete liquidation thereof; and

5.	To transact such other business as may properly be presented at the Special Meeting or any postponement or adjournment thereof.

The Board of Trustees of HighMark Funds has approved each Plan which contemplates a reorganization (“Reorganization”) with respect to each Acquired Fund by which an Acquired Fund would transfer all of its assets in exchange for the assumption by the corresponding Acquiring Fund listed below of such Acquired Fund’s liabilities, expenses, costs and charges that are any of: (A) reflected in the calculation of the net asset value of such Acquired Fund as of the valuation date, (B) constitute ordinary course liabilities of such Acquired Fund (including, without limitation, liabilities associated with securities transactions subject to settlement and contractual liabilities) that have either been disclosed to the corresponding Acquiring Fund as listed on Schedule A of the Plan or that are reflected on the books and records of such Acquired Fund, or (C) otherwise disclosed to the corresponding Acquiring Fund (the “Obligations”).

Combined Prospectus/Information Statement

HighMark Funds Acquired Fund		Daily Income Fund Acquiring Fund
100% U.S. Treasury Money Market Fund		U.S. Treasury Portfolio

Class A	reorganizes into	Investor Select Shares

Class S	reorganizes into	Investor Select Shares

Fiduciary Shares	reorganizes into	Fiduciary Shares

Diversified Money Market Fund		Money Market Portfolio

Class A	reorganizes into	Investor Select Shares

Class S	reorganizes into	Investor Select Shares

Fiduciary Shares	reorganizes into	Fiduciary Shares

Treasury Plus Money Market Fund		U.S. Treasury Portfolio

Class A	reorganizes into	Investor Select Shares

Class S	reorganizes into	Investor Select Shares

Fiduciary Shares	reorganizes into	Fiduciary Shares

U.S. Government Money Market Fund		U.S. Government Portfolio

Class A	reorganizes into	Investor Select Shares

Class B	reorganizes into	Investor Select Shares

Class C	reorganizes into	Investor Select Shares

Class S	reorganizes into	Investor Select Shares

Fiduciary Shares	reorganizes into	Fiduciary Shares

The investment objectives of each Acquiring Fund are to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The investment objectives of each Acquired Fund are to seek current income with liquidity and stability of principal. The Diversified Money Market Fund, Treasury Plus Money Market Fund and U.S. Government Money Market Fund use substantially similar investment strategies and techniques as the corresponding Acquiring Funds to achieve their respective objectives as discussed in more detail below. The 100% U.S. Treasury Money Market Fund uses similar investment strategies and techniques as the corresponding Acquiring Fund to achieve its investment objectives as discussed in more detail below; however, the Acquiring Fund uses additional investment strategies and techniques associated with its ability to invest up to 20% of its net assets in securities other than U.S. Treasury securities.

The Board of Trustees of HighMark Funds has determined that each Reorganization is in the best interests of the respective Acquired Fund’s shareholders and that the interests of the Acquired Fund’s shareholders will not be diluted as a result of the Reorganization.

If an Acquired Fund’s shareholders approve the Reorganization, the Acquired Fund will transfer its assets to the corresponding Acquiring Fund. The Acquiring Fund will assume the Obligations of the Acquired Fund and will issue shares to the Acquired Fund in an amount equal to the aggregate net asset value of the outstanding shares of the Acquired Fund. Immediately thereafter, the Acquired Fund will distribute these shares of the Acquiring Fund to its shareholders. After distributing these shares, the Acquired Fund will be terminated as a series of HighMark Funds. When the Reorganization is complete, the Acquired Fund’s Class A, Class B, Class C and Class S shareholders will hold Investor Select Shares and the Acquired Fund’s Fiduciary Shares shareholders will hold Fiduciary Shares of the corresponding Acquiring Fund, respectively. The aggregate net asset value of the Acquiring Fund’s shares received in the Reorganization will equal the aggregate net asset value of the Acquired Fund shares held by Acquired Fund shareholders immediately prior to the Reorganization.

Combined Prospectus/Information Statement

This Combined Prospectus/Proxy Statement sets forth concisely the information shareholders of each Acquired Fund should know before voting on the Reorganization and investing in an Acquiring Fund and constitutes an offering of Investor Select Shares and Fiduciary Shares of each Acquiring Fund. Please read it carefully and retain it for future reference.

The following documents containing additional information about each Acquiring Fund and Acquired Fund, each having been filed with the Securities and Exchange Commission (“SEC”), are incorporated by reference into this Combined Prospectus/Proxy Statement:

•	the Statement of Additional Information, dated May [ ], 2013, relating to this Combined Prospectus/Proxy Statement;

•	the Daily Income Fund Fiduciary Class Shares Prospectus, dated May 3, 2013;

•	the Daily Income Fund Investor Select Class Shares Prospectus, dated May 3, 2013;

•	the Daily Income Fund Statement of Additional Information, dated May 3, 2013; and

•	HighMark Money Market Fund Prospectuses and Statement of Additional Information, each dated, December 1, 2012, as supplemented.

In addition, the following documents have been filed with the SEC and are incorporated by reference into and also accompany this Combined Prospectus/Proxy Statement as applicable for each Acquired Fund shareholder:

•	the Daily Income Fund U.S. Treasury Portfolio Investor Select Class Shares Summary Prospectus, dated May 3, 2013;

•	the Daily Income Fund U.S. Treasury Portfolio Fiduciary Class Shares Summary Prospectus, dated May 3, 2013;

•	supplemented;

•	the Daily Income Fund Money Market Portfolio Investor Select Class Shares Summary Prospectus, dated May 3, 2013;

•	the Daily Income Fund Money Market Portfolio Fiduciary Class Shares Summary Prospectus, dated May 3, 2013;

•	the Daily Income Fund U.S. Government Portfolio Fiduciary Class Shares Summary Prospectus, dated May 3, 2013;

•	the Daily Income Fund U.S. Government Portfolio Fiduciary Class Shares Summary Prospectus, dated May 3, 2013; and

•	the Semi-Annual Report to Shareholders of the Daily Income Fund for the fiscal period ended September 30, 2012.

Copies of these documents are available without charge and can be obtained by writing to the Daily Income Fund, c/o Christine Manna, Reich & Tang Asset Management, LLC, 1411 Broadway, New York, NY 10018, or by calling, toll free, (800) 433-1918 for the documents relating to the Acquiring Funds, and by writing to HighMark Money Market Funds, c/o HighMark Funds Administration, 350 California Street, Suite 1600, San Francisco, CA 94104, or by calling 800-433-6884 (toll-free) for the documents relating to the Acquired Funds. In addition, these documents may be obtained from the EDGAR database on the SEC’s Internet site at www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Combined Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

The date of this Combined Prospectus/Proxy Statement is May [    ], 2013.

Combined Prospectus/Information Statement

Combined Prospectus/Information Statement

8. INVESTMENT ADVISER	76
9. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	77
Reorganization of 100% U.S. Treasury Money Market Fund into the U.S. Treasury Portfolio	77
Reorganization of Treasury Plus Money Market Fund into the U.S. Treasury Portfolio	78
Reorganization of Diversified Money Market Fund into the Money Market Portfolio	79
Reorganization of U.S. Government Money Market Fund into the U.S. Government Portfolio	80
10. SERVICE PROVIDERS	81
11. FINANCIAL HIGHLIGHTS	81
J. VOTING INFORMATION AND REQUIREMENTS	81

Appendix A – AGREEMENTS AND PLANS OF REORGANIZATION	A-1
Appendix A-1: Reorganization of 100% U.S. Treasury Money Market Fund into the U.S. Treasury Portfolio	A-1-1
Appendix A-2: Reorganization of Treasury Plus Money Market Fund into the U.S. Treasury Portfolio	A-2-1
Appendix A-3: Reorganization of Diversified Money Market Fund into the Money Market Portfolio	A-3-1
Appendix A-4: Reorganization of U.S. Government Money Market Fund into the U.S. Government Portfolio	A-4-1
Appendix B – COMPARISON OF FUNDAMENTAL INVESTMENT RESTRICTIONS AND LIMITATIONS	B-1
Appendix C – COMPARISON OF VALUATION PROCEDURES	C-1
Appendix D – ADDITIONAL SHAREHOLDER INFORMATION ABOUT THE DAILY INCOME FUND’S U.S. TREASURY PORTFOLIO, MONEY MARKET PORTFOLIO AND U.S. GOVERNMENT PORTFOLIO	D-1

Combined Prospectus/Information Statement

I. THE REORGANIZATIONS

A.	OVERVIEW

The following is a summary of certain information contained elsewhere in this Combined Prospectus/Proxy Statement and is qualified in its entirety by reference to the more complete information contained herein. Shareholders should read the entire Combined Prospectus/Proxy Statement carefully.

HighMark Funds (the “Trust” or “HighMark Funds”) is an open-end management investment company registered with the SEC. HighMark 100% U.S. Treasury Money Market Fund (“100% U.S. Treasury Money Market Fund”), HighMark Treasury Plus Money Market Fund (“Treasury Plus Money Market Fund”), HighMark Diversified Money Market Fund (“Diversified Money Market Fund”), and HighMark U.S. Government Money Market Fund (“U.S. Government Money Market Fund”) (each, an “Acquired Fund” and collectively, the “Acquired Funds”) are each a separate series of HighMark Funds. HighMark Funds is organized as a Massachusetts business trust. Daily Income Fund is an open-end management investment company registered with the SEC. The Money Market Portfolio (“Money Market Portfolio”), U.S. Treasury Portfolio (“U.S. Treasury Portfolio”) and U.S. Government Portfolio (“U.S. Government Portfolio”) (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”), are each a separate series of Daily Income Fund. Daily Income Fund is also organized as a Massachusetts business trust.

Each of the Acquiring Funds has an investment objective to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. Each of the Acquired Funds has investment objectives to seek current income with liquidity and stability of principal. Each of the Acquired Funds and the Acquiring Funds is a money market fund.

Reich & Tang Asset Management, LLC (“RTAM”) serves as the investment adviser to the Acquiring Funds and HighMark Capital Management, Inc. (“HCM”) serves as the investment adviser to the Acquired Funds. Each of the Acquiring Funds offers its shares on a continuous basis, and shares may be purchased through each Acquiring Fund’s distributor as well as through financial intermediaries.

The Proposed Reorganizations

At a meeting held on March 29, 2013, the Board of Trustees of HighMark Funds, including all of the trustees who are not “interested persons” of the Acquired Funds, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved an Agreement and Plan of Reorganization (the “Plan”) for each Acquired Fund, which are attached to this Combined Prospectus/Proxy Statement in Appendix A.

Additionally, at a meeting held on March 21, 2013, the Board of Trustees of the Acquiring Funds, including all of the Trustees who are not “interested persons” as that term is defined in Section 2(a)(19) of the 1940 Act, considered and approved the Plans and the transactions contemplated therein.

The Plans provide for the acquisition of all of the assets, and the assumption of the Obligations, of each Acquired Fund by the corresponding Acquiring Fund, in exchange for shares of the Acquiring Fund as shown below:

HighMark Funds Acquired Fund		Daily Income Fund Acquiring Fund
100% U.S. Treasury Money Market Fund		U.S. Treasury Portfolio

Class A	reorganizes into	Investor Select Shares

Class S	reorganizes into	Investor Select Shares

Fiduciary Shares	reorganizes into	Fiduciary Shares

Diversified Money Market Fund		Money Market Portfolio

Class A	reorganizes into	Investor Select Shares

Class S	reorganizes into	Investor Select Shares

Fiduciary Shares	reorganizes into	Fiduciary Shares

Treasury Plus Money Market Fund		U.S. Treasury Portfolio

Combined Prospectus/Information Statement

Class A	reorganizes into	Investor Select Shares

Class S	reorganizes into	Investor Select Shares

Fiduciary Shares	reorganizes into	Fiduciary Shares

U.S. Government Money Market Fund		U.S. Government Portfolio

Class A	reorganizes into	Investor Select Shares

Class B	reorganizes into	Investor Select Shares

Class C	reorganizes into	Investor Select Shares

Class S	reorganizes into	Investor Select Shares

Fiduciary Shares	reorganizes into	Fiduciary Shares

Shareholders of an Acquired Fund as of the closing of the Reorganization with respect to such Acquired Fund will receive shares of the corresponding Acquiring Fund equal in aggregate net asset value (“NAV”) to the aggregate NAV of Acquired Fund shares on the valuation date , which is currently scheduled to occur on or about July 19, 2013. After the closing of a Reorganization, which is currently scheduled to occur on or about July 22, 2013 (the “Closing Date”), the applicable Acquired Fund will be terminated as a series of HighMark Funds. Neither the Acquired Funds nor the Acquiring Funds will bear any expenses of the Reorganization, all of which will be borne by HCM and RTAM, and which are anticipated to be approximately $1,162,500.

In addition, in respect of acts or omissions occurring prior to the closing date, HighMark Funds will provide certain trustees’ liability insurance to the independent trustees of HighMark Funds’ Board of Trustees, the cost of which will be paid by HighMark Capital Management, Inc. (“HCM”), the Acquired Funds’ investment adviser, and HCM will separately indemnify the independent trustees, provided that HCM will not indemnify the independent trustees for liability to which they would otherwise be subject by reason of their own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

On April 16, 2013, the Board of Trustees of HighMark Funds terminated the trustee fee deferral plan available to HighMark Funds’ trustees. Amounts deferred and not yet paid to the current and former trustees, including amounts accrued under the plan through the tracking of the performance of certain of the HighMark Funds’ funds, will be paid to the applicable current and former trustees on one or more dates that are later than 12 months following the termination of the plan and no later than 24 months following the termination of the plan. In connection therewith, HCM has agreed to pay to the applicable current and former trustees either; (i) the difference between the amount the current and former trustees would have received had the amounts continued to track the performance of the HighMark Funds’ funds through the payment date of the deferred amounts, and the amounts actually paid to such current and former trustees following the termination of the plan or (ii) a fixed rate of return of 1% of the average amount owed to the current and former trustees under the plan between April 17, 2013 and one year and one day after the termination of the plan. HCM has also agreed to indemnify and hold harmless the applicable current and former trustees for all additional taxes, and related penalties and interest, that the applicable current and former trustees may be required to pay under Section 409A of the Code as a result of the termination of the plan and any accelerated payment of amounts deferred and accrued under the plan. For the avoidance of doubt, such additional taxes do not include normal or regular income taxes on these amounts.

HCM proposed the reorganizations to the Board of Trustees of HighMark Funds because HCM desired to cease managing money market mutual funds.

The Board of Trustees of HighMark Funds has determined that each Reorganization is in the best interests of the applicable Acquired Fund’s shareholders and that the interests of each Acquired Fund’s shareholders will not be diluted as a result of the Reorganizations.

Currently, there are no plans to sell existing portfolio holdings of the Acquired Funds to reposition the Acquired Funds’ portfolios to resemble that of the corresponding Acquiring Fund prior to the Reorganizations, nor are there any plans to sell portfolio holdings that are to be acquired by the Acquiring Funds in the Reorganizations after the closing. As portfolio holdings acquired by each Acquiring Fund in the Reorganizations mature, the proceeds will be reinvested in accordance with the applicable Acquiring Fund’s investment objective, policies and restrictions, as determined by RTAM.

The implementation of the Reorganizations is subject to a number of conditions, as set forth in each Plan. One of the conditions is that the Acquired Funds and the Acquiring Funds receive an opinion of counsel to the effect that the Reorganizations will

Combined Prospectus/Information Statement

not result in income, gain or loss being recognized by the Acquired Funds, the Acquiring Funds, or their shareholders for federal income tax purposes as described further below. This description of the Reorganizations is qualified by reference to the full text of the Plans, which are attached to this Combined Prospectus/Proxy Statement in Appendix A.

If a Reorganization is not approved by shareholders of an Acquired Fund, the Board of Trustees of HighMark Funds may consider other alternatives. If no suitable alternative can be found, the Board of Trustees of HighMark Funds may consider the liquidation of that Acquired Fund. Each Reorganization is a separate transaction and shareholder approval of one Reorganization is not contingent upon shareholder approval of another Reorganization. Thus, if shareholders of one Acquired Fund approve the Reorganization relating to their Fund, their Fund will be reorganized, even if shareholders of any other Acquired Fund do not approve the Reorganization relating to their Fund.

The Board of Trustees of HighMark Funds unanimously recommends that you vote “For” the Reorganization.

Combined Prospectus/Information Statement

B.	COMPARISON FEE TABLES AND EXAMPLES

Reorganization of 100% U.S. Treasury Money Market Fund into the U.S. Treasury Portfolio

The tables below show the fees and expenses that you would pay if you were to buy and hold shares of each Fund. There are no shareholder fees (fees paid directly from your investment) when you buy and sell shares of either Fund. The expenses appearing in the tables below for the Acquired Fund and the Acquiring Fund are based on such Fund’s expenses for their fiscal years ended July 31, 2012, and March 31, 2012, respectively. Future expenses may be greater or less. The tables also show the estimated (“pro forma”) expenses of the Acquiring Fund assuming the Reorganization occurred on March 31, 2012 (the “Combined Fund”). The pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated expenses, but actual expenses may be greater or less than those shown. Please also see the fee table on page 16, which shows the pro forma expenses if the reorganization of both the 100% U.S. Treasury Money Market Fund into the U.S. Treasury Portfolio and the Treasury Plus Money Market Fund into the U.S. Treasury Portfolio are consummated.

Shareholder Fees

(fees paid directly from your investment)

	HighMark 100% U.S. Treasury Money Market Fund Fiduciary Shares (Acquired Fund)	U.S. Treasury Portfolio Fiduciary Shares (Acquiring Fund)	Acquiring Fund Fiduciary Shares (Combined Fund) Pro Forma
Sales Charge (Load) Imposed on Purchases	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	HighMark 100% U.S. Treasury Money Market Fund Fiduciary Shares (Acquired Fund)	U.S. Treasury Portfolio Fiduciary Shares (Acquiring Fund)	Acquiring Fund Fiduciary Shares (Combined Fund) Pro Forma
Management Fees	0.30%	0.12%	0.12%
Distribution (12b-1) Fees	None	0.35%	0.35%
Other Expenses	0.46%	0.15%[1]	0.14%[1]
Total Annual Fund Operating Expenses	0.76%	0.62%	0.61%
Fee Waivers and Expense Reimbursement	0.21%	0.12%	0.11%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	0.55%[2]	0.50%[3]	0.50%[4]

[1]	Other Expenses for the current fiscal year are estimated as the Fiduciary Shares of the U.S. Treasury Portfolio have not yet begun operations.
[2]

HCM has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Class shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the “Excluded Costs”)) exceed 0.55% of the average daily net assets of the Fund attributable to Fiduciary Class shares for the period from December 1, 2012, to November 30, 2013, at which time HCM will determine whether or not to renew or revise the agreement. In addition to the current expense limitations described above, during the same time period, HCM may also voluntarily waive fees and/or reimburse expenses in excess of its current fee waiver or reimbursement commitment to the extent necessary to maintain a certain minimum net yield for the Fund and/or one or more classes of shares of the Fund as determined by HCM, in its sole discretion (the “Minimum Yield”). HCM may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed pursuant to any of the foregoing until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Fiduciary Class shares only if (i) the operating expenses of Fiduciary Class shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Fiduciary Class shares) of less than 0.55% and (ii) the sum of the amount of such payment and the operating expenses of Fiduciary Class shares do not cause the Fund’s or Fiduciary Class shares’ net yield to fall below the Fund’s or Fiduciary Class shares’, as the case may be, then-current Minimum Yield (which Minimum Yield shall in no case be less than zero). Any such recoupment would reduce the Fund’s future yield.

[3]

RTAM and its affiliate have contractually agreed to waive their fees so that the total fund operating expenses paid by the U.S. Treasury Portfolio’s Fiduciary Shares (after contractual waivers) will not exceed 0.50% up to the date of the Portfolio’s 2015 annual update to its registration statement on Form N-1A.

[4]

RTAM and its affiliate have contractually agreed to waive their fees so that the total fund operating expenses paid by the U.S. Treasury Portfolio’s Fiduciary Shares (after contractual waivers) will not exceed 0.50% for two years from the Closing Date of the Reorganization. In addition, for two years from the Closing Date of the Reorganization, RTAM and its affiliate have contractually agreed to waive fees and / or reimburse expenses in order to maintain a minimum yield of 0.01% for the Fiduciary Shares of the U.S. Treasury Portfolio so long as its gross yield is greater than 0.12%.

Combined Prospectus/Information Statement

Shareholder Fees

(fees paid directly from your investment)

	HighMark 100% U.S. Treasury Money Market Fund Class A (Acquired Fund)	U.S. Treasury Portfolio Investor Select Shares (Acquiring Fund)	Acquiring Fund Investor Select Shares (Combined Fund) Pro Forma
Sales Charge (Load) Imposed on Purchases	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	HighMark 100% U.S. Treasury Money Market Fund Class A (Acquired Fund)	U.S. Treasury Portfolio Investor Select Shares (Acquiring Fund)	Acquiring Fund Investor Select Shares (Combined Fund) Pro Forma
Management Fees	0.30%	0.12%	0.12%
Distribution (12b-1) Fees	0.25%	0.60%	0.60%
Other Expenses	0.46%	0.15%[1]	0.14%[1]
Total Annual Fund Operating Expenses	1.01%	0.87%	0.86%
Fee Waivers and Expense Reimbursement	0.21%	0.12%	0.11%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	0.80%[2]	0.75%[3]	0.75%[4]

[1]	Other Expenses for the current fiscal year are estimated as the Investor Select Shares of the U.S. Treasury Portfolio have not yet begun operations.
[2]

HCM has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the “Excluded Costs”)) exceed 0.80% of the average daily net assets of the Fund attributable to Class A Shares for the period from December 1, 2012, to November 30, 2013, at which time HCM will determine whether or not to renew or revise the agreement. In addition to the current expense limitations described above, during the same time period, HCM may also voluntarily waive fees and/or reimburse expenses in excess of its current fee waiver or reimbursement commitment to the extent necessary to maintain a certain minimum net yield for the Fund and/or one or more classes of shares of the Fund as determined by HCM, in its sole discretion (the “Minimum Yield”). HCM may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed pursuant to any of the foregoing until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Class A Shares only if (i) the operating expenses of Class A Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Class A Shares) of less than 0.80% and (ii) the sum of the amount of such payment and the operating expenses of Class A Shares do not cause the Fund’s or Class A Shares’ net yield to fall below the Fund’s or Class A Shares’, as the case may be, then-current Minimum Yield (which Minimum Yield shall in no case be less than zero). Any such recoupment would reduce the Fund’s future yield.

[3]

RTAM and its affiliate have contractually agreed to waive their fees so that the total fund operating expenses paid by the U.S. Treasury Portfolio’s Investor Select Shares (after contractual waivers) will not exceed 0.75% up to the date of the Portfolio’s 2015 annual update to its registration statement on Form N-1A.

[4]

RTAM and its affiliate have contractually agreed to waive their fees so that the total fund operating expenses paid by the U.S. Treasury Portfolio’s Investor Select Shares (after contractual waivers) will not exceed 0.75% for two years from the Closing Date of the Reorganization. In addition, for two years from the Closing Date of the Reorganization, RTAM and its affiliate have contractually agreed to waive fees and / or reimburse expenses in order to maintain a minimum yield of 0.01% for the Investor Select Shares of the U.S. Treasury Portfolio so long as its gross yield is greater than 0.12%.

Combined Prospectus/Information Statement

Shareholder Fees

(fees paid directly from your investment)

	HighMark 100% U.S. Treasury Money Market Fund Class S (Acquired Fund)	U.S. Treasury Portfolio Investor Select Shares (Acquiring Fund)	Acquiring Fund Investor Select Shares (Combined Fund) Pro Forma
Sales Charge (Load) Imposed on Purchases	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	HighMark 100% U.S. Treasury Money Market Fund Class S (Acquired Fund)	U.S. Treasury Portfolio Investor Select Shares (Acquiring Fund)	Acquiring Fund Investor Select Shares (Combined Fund) Pro Forma
Management Fees	0.30%	0.12%	0.12%
Distribution (12b-1) Fees	0.55%	0.60%	0.60%
Other Expenses	0.21%	0.15%[1]	0.14%[1]
Total Annual Fund Operating Expenses	1.06%	0.87%	0.86%
Fee Waivers and Expense Reimbursement	0.01%	0.12%	0.11%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	1.05%[2]	0.75%[3]	0.75%[4]

[1]	Other Expenses for the current fiscal year are estimated as the Investor Select Shares of the U.S. Treasury Portfolio have not yet begun operations.
[2]

HCM has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class S Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the “Excluded Costs”)) exceed 1.05% of the average daily net assets of the Fund attributable to Class S Shares for the period from December 1, 2012, to November 30, 2013, at which time HCM will determine whether or not to renew or revise the agreement. In addition to the current expense limitations described above, during the same time period, HCM may also voluntarily waive fees and/or reimburse expenses in excess of its current fee waiver or reimbursement commitment to the extent necessary to maintain a certain minimum net yield for the Fund and/or one or more classes of shares of the Fund as determined by HCM, in its sole discretion (the “Minimum Yield”). HCM may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed pursuant to any of the foregoing until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Class S Shares only if (i) the operating expenses of Class S Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Class S Shares) of less than 1.05% and (ii) the sum of the amount of such payment and the operating expenses of Class S Shares do not cause the Fund’s or Class S Shares’ net yield to fall below the Fund’s or Class S Shares’, as the case may be, then-current Minimum Yield (which Minimum Yield shall in no case be less than zero). Any such recoupment would reduce the Fund’s future yield.

[3]

RTAM and its affiliate have contractually agreed to waive their fees so that the total fund operating expenses paid by the U.S. Treasury Portfolio’s Investor Select Shares (after contractual waivers) will not exceed 0.75% up to the date of the Portfolio’s 2015 annual update to its registration statement on Form N-1A.

[4]

RTAM and its affiliate have contractually agreed to waive their fees so that the total fund operating expenses paid by the U.S. Treasury Portfolio’s Investor Select Shares (after contractual waivers) will not exceed 0.75% for two years from the Closing Date of the Reorganization. In addition, for two years from the Closing Date of the Reorganization, RTAM and its affiliate have contractually agreed to waive fees and / or reimburse expenses in order to maintain a minimum yield of 0.01% for the Investor Select Shares of the U.S. Treasury Portfolio so long as its gross yield is greater than 0.12%.

Combined Prospectus/Information Statement

Reorganization of Treasury Plus Money Market Fund into the U.S. Treasury Portfolio

The tables below show the fees and expenses that you would pay if you were to buy and hold shares of each Fund. There are no shareholder fees (fees paid directly from your investment) when you buy and sell shares of either Fund. The expenses appearing in the tables below for the Acquired Fund and the Acquiring Fund are based on such Fund’s expenses for their fiscal years ended July 31, 2012, and March 31, 2012, respectively. Future expenses may be greater or less. The tables also show the estimated (“pro forma”) expenses of the Acquiring Fund assuming the Reorganization occurred on March 31, 2012 (the “Combined Fund”). The pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated expenses, but actual expenses may be greater or less than those shown. Please also see the fee table on page 16, which shows the pro forma expenses if the reorganization of both the 100% U.S. Treasury Money Market Fund into the U.S. Treasury Portfolio and the Treasury Plus Money Market Fund into the U.S. Treasury Portfolio are consummated.

Shareholder Fees

(fees paid directly from your investment)

	HighMark Treasury Plus Money Market Fund Fiduciary Shares (Acquired Fund)	U.S. Treasury Portfolio Fiduciary Shares (Acquiring Fund)	Acquiring Fund Fiduciary Shares (Combined Fund) Pro Forma
Sales Charge (Load) Imposed on Purchases	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	HighMark Treasury Plus Money Market Fund Fiduciary Shares (Acquired Fund)	U.S. Treasury Portfolio Fiduciary Shares (Acquiring Fund)	Acquiring Fund Fiduciary Shares (Combined Fund) Pro Forma
Management Fees	0.30%	0.12%	0.12%
Distribution (12b-1) Fees	None	0.35%	0.35%
Other Expenses	0.51%	0.15%[1]	0.14%[1]
Total Annual Fund Operating Expenses	0.81%	0.62%	0.61%
Fee Waivers and Expense Reimbursement	0.26%	0.12%	0.11%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	0.55%[2]	0.50%[3]	0.50%[4]

[1]	Other Expenses for the current fiscal year are estimated as the Fiduciary Shares of the U.S. Treasury Portfolio have not yet begun operations.
[2]

HCM has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Class shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the “Excluded Costs”)) exceed 0.55% of the average daily net assets of the Fund attributable to Fiduciary Class shares for the period from December 1, 2012, to November 30, 2013, at which time HCM will determine whether or not to renew or revise the agreement. In addition to the current expense limitations described above, during the same time period, HCM may also voluntarily waive fees and/or reimburse expenses in excess of its current fee waiver or reimbursement commitment to the extent necessary to maintain a certain minimum net yield for the Fund and/or one or more classes of shares of the Fund as determined by HCM, in its sole discretion (the “Minimum Yield”). HCM may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed pursuant to any of the foregoing until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Fiduciary Class shares only if (i) the operating expenses of Fiduciary Class shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Fiduciary Class shares) of less than 0.55% and (ii) the sum of the amount of such payment and the operating expenses of Fiduciary Class shares do not cause the Fund’s or Fiduciary Class shares’ net yield to fall below the Fund’s or Fiduciary Class shares’, as the case may be, then-current Minimum Yield (which Minimum Yield shall in no case be less than zero). Any such recoupment would reduce the Fund’s future yield.

[3]

RTAM and its affiliate have contractually agreed to waive their fees so that the total fund operating expenses paid by the U.S. Treasury Portfolio’s Fiduciary Shares (after contractual waivers) will not exceed 0.50% up to the date of the Portfolio’s 2015 annual update to its registration statement on Form N-1A.

[4]

RTAM and its affiliate have contractually agreed to waive their fees so that the total fund operating expenses paid by the U.S. Treasury Portfolio’s Fiduciary Shares (after contractual waivers) will not exceed 0.50% for two years from the Closing Date of the Reorganization. In addition, for two years from the Closing Date of the Reorganization, RTAM and its affiliate have contractually agreed to waive fees and / or reimburse expenses in order to maintain a minimum yield of 0.01% for the Fiduciary Shares of the U.S. Treasury Portfolio so long as its gross yield is greater than 0.12%.

Combined Prospectus/Information Statement

Shareholder Fees

(fees paid directly from your investment)

	HighMark Treasury Plus Money Market Fund Class A (Acquired Fund)	U.S. Treasury Portfolio Investor Select Shares (Acquiring Fund)	Acquiring Fund Investor Select Shares (Combined Fund) Pro Forma
Sales Charge (Load) Imposed on Purchases	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	HighMark Treasury Plus Money Market Fund Class A (Acquired Fund)	U.S. Treasury Portfolio Investor Select Shares (Acquiring Fund)	Acquiring Fund Investor Select Shares (Combined Fund) Pro Forma
Management Fees	0.30%	0.12%	0.12%
Distribution (12b-1) Fees	0.25%	0.60%	0.60%
Other Expenses	0.51%	0.15%[1]	0.14%[1]
Total Annual Fund Operating Expenses	1.06%	0.87%	0.86%
Fee Waivers and Expense Reimbursement	0.26%	0.12%	0.11%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	0.80%[2]	0.75%[3]	0.75%[4]

[1]	Other Expenses for the current fiscal year are estimated as the Investor Select Shares of the U.S. Treasury Portfolio have not yet begun operations.
[2]

HCM has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the “Excluded Costs”)) exceed 0.80% of the average daily net assets of the Fund attributable to Class A Shares for the period from December 1, 2012, to November 30, 2013, at which time HCM will determine whether or not to renew or revise the agreement. In addition to the current expense limitations described above, during the same time period, HCM may also voluntarily waive fees and/or reimburse expenses in excess of its current fee waiver or reimbursement commitment to the extent necessary to maintain a certain minimum net yield for the Fund and/or one or more classes of shares of the Fund as determined by HCM, in its sole discretion (the “Minimum Yield”). HCM may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed pursuant to any of the foregoing until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Class A Shares only if (i) the operating expenses of Class A Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Class A Shares) of less than 0.80% and (ii) the sum of the amount of such payment and the operating expenses of Class A Shares do not cause the Fund’s or Class A Shares’ net yield to fall below the Fund’s or Class A Shares’, as the case may be, then-current Minimum Yield (which Minimum Yield shall in no case be less than zero). Any such recoupment would reduce the Fund’s future yield.

[3]

RTAM and its affiliate have contractually agreed to waive their fees so that the total fund operating expenses paid by the U.S. Treasury Portfolio’s Investor Select Shares (after contractual waivers) will not exceed 0.75% up to the date of the Portfolio’s 2015 annual update to its registration statement on Form N-1A.

[4]

RTAM and its affiliate have contractually agreed to waive their fees so that the total fund operating expenses paid by the U.S. Treasury Portfolio’s Investor Select Shares (after contractual waivers) will not exceed 0.75% for two years from the Closing Date of the Reorganization. In addition, for two years from the Closing Date of the Reorganization, RTAM and its affiliate have contractually agreed to waive fees and / or reimburse expenses in order to maintain a minimum yield of 0.01% for the Investor Select Shares of the U.S. Treasury Portfolio so long as its gross yield is greater than 0.12%.

Combined Prospectus/Information Statement

Shareholder Fees

(fees paid directly from your investment)

	HighMark Treasury Plus Money Market Fund Class S (Acquired Fund)	U.S. Treasury Portfolio Investor Select Shares (Acquiring Fund)	Acquiring Fund Investor Select Shares (Combined Fund) Pro Forma
Sales Charge (Load) Imposed on Purchases	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	HighMark Treasury Plus Money Market Fund Class S (Acquired Fund)	U.S. Treasury Portfolio Investor Select Shares (Acquiring Fund)	Acquiring Fund Investor Select Shares (Combined Fund) Pro Forma
Management Fees	0.30%	0.12%	0.12%
Distribution (12b-1) Fees	0.55%	0.60%	0.60%
Other Expenses	0.26%*	0.15%[1]	0.14%[1]
Total Annual Fund Operating Expenses	1.11%	0.87%	0.86%
Fee Waivers and Expense Reimbursement	0.06%	0.12%	0.11%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	1.05%[2]	0.75%[3]	0.75%[4]

*	Other Expenses for the current fiscal year are estimated as the Class S Shares of the Treasury Plus Money Market Fund has not yet had investment activities.
[1]	Other Expenses for the current fiscal year are estimated as the Investor Select Shares of the U.S. Treasury Portfolio have not yet begun operations.
[2]

HCM has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class S Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the “Excluded Costs”)) exceed 1.05% of the average daily net assets of the Fund attributable to Class S Shares for the period from December 1, 2012, to November 30, 2013, at which time HCM will determine whether or not to renew or revise the agreement. In addition to the current expense limitations described above, during the same time period, HCM may also voluntarily waive fees and/or reimburse expenses in excess of its current fee waiver or reimbursement commitment to the extent necessary to maintain a certain minimum net yield for the Fund and/or one or more classes of shares of the Fund as determined by HCM, in its sole discretion (the “Minimum Yield”). HCM may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed pursuant to any of the foregoing until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Class S Shares only if (i) the operating expenses of Class S Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Class S Shares) of less than 1.05% and (ii) the sum of the amount of such payment and the operating expenses of Class S Shares do not cause the Fund’s or Class S Shares’ net yield to fall below the Fund’s or Class S Shares’, as the case may be, then-current Minimum Yield (which Minimum Yield shall in no case be less than zero). Any such recoupment would reduce the Fund’s future yield.

[3]

RTAM and its affiliate have contractually agreed to waive their fees so that the total fund operating expenses paid by the U.S. Treasury Portfolio’s Investor Select Shares (after contractual waivers) will not exceed 0.75% up to the date of the Portfolio’s 2015 annual update to its registration statement on Form N-1A.

[4]

RTAM and its affiliate have contractually agreed to waive their fees so that the total fund operating expenses paid by the U.S. Treasury Portfolio’s Investor Select Shares (after contractual waivers) will not exceed 0.75% for two years from the Closing Date of the Reorganization. In addition, for two years from the Closing Date of the Reorganization, RTAM and its affiliate have contractually agreed to waive fees and / or reimburse expenses in order to maintain a minimum yield of 0.01% for Investor Select Shares of the U.S. Treasury Portfolio so long as its gross yield is greater than 0.12%.

Combined Prospectus/Information Statement

Reorganization of 100% U.S. Treasury Fund Money Market Fund and Treasury Plus Money Market Fund into the U.S. Treasury Portfolio

The tables below show the fees and expenses that you would pay if you were to buy and hold shares of each Fund. There are no shareholder fees (fees paid directly from your investment) when you buy and sell shares of either Fund. The expenses appearing in the tables below for the Acquired Funds and the Acquiring Fund are based on such Fund’s expenses for their fiscal years ended July 31, 2012, and March 31, 2012, respectively. Future expenses may be greater or less. The tables also show the estimated (“pro forma”) expenses of the Acquiring Fund assuming the Reorganization occurred on March 31, 2012 (the “Combined Fund”). The pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated expenses, but actual expenses may be greater or less than those shown.

Shareholder Fees

(fees paid directly from your investment)

	HighMark 100% U.S. Treasury Money Market Fund Fiduciary Shares (Acquired Fund)	HighMark Treasury Plus Money Market Fund Fiduciary Shares (Acquired Fund)	U.S. Treasury Portfolio Fiduciary Shares (Acquiring Fund)	Acquiring Fund Fiduciary Shares (Combined Fund) Pro Forma
Sales Charge (Load) Imposed on Purchases	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	HighMark 100% U.S. Treasury Money Market Fund Fiduciary Shares (Acquired Fund)	HighMark Treasury Plus Money Market Fund Fiduciary Shares (Acquired Fund)	U.S. Treasury Portfolio Fiduciary Shares (Acquiring Fund)	Acquiring Fund Fiduciary Shares (Combined Fund) Pro Forma
Management Fees	0.30%	0.30%	0.12%	0.12%
Distribution (12b-1) Fees	None	None	0.35%	0.35%
Other Expenses	0.46%	0.51%	0.15%[1]	0.14%[1]
Total Annual Fund Operating Expenses	0.76%	0.81%	0.62%	0.61%
Fee Waivers and Expense Reimbursement	0.21%	0.26%	0.12%	0.11%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	0.55%[2]	0.55%[2]	0.50%[3]	0.50%[4]

[1]	Other Expenses for the current fiscal year are estimated as the Fiduciary Shares of the U.S. Treasury Portfolio have not yet begun operations.
[2]

HCM has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Class shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the “Excluded Costs”)) exceed 0.55% of the average daily net assets of the Fund attributable to Fiduciary Class shares for the period from December 1, 2012, to November 30, 2013, at which time HCM will determine whether or not to renew or revise the agreement. In addition to the current expense limitations described above, during the same time period, HCM may also voluntarily waive fees and/or reimburse expenses in excess of its current fee waiver or reimbursement commitment to the extent necessary to maintain a certain minimum net yield for the Fund and/or one or more classes of shares of the Fund as determined by HCM, in its sole discretion (the “Minimum Yield”). HCM may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed pursuant to any of the foregoing until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Fiduciary Class shares only if (i) the operating expenses of Fiduciary Class shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Fiduciary Class shares) of less than 0.55% and (ii) the sum of the amount of such payment and the operating expenses of Fiduciary Class shares do not cause the Fund’s or Fiduciary Class shares’ net yield to fall below the Fund’s or Fiduciary Class shares’, as the case may be, then-current Minimum Yield (which Minimum Yield shall in no case be less than zero). Any such recoupment would reduce the Fund’s future yield.

[3]

RTAM and its affiliate have contractually agreed to waive their fees so that the total fund operating expenses paid by the U.S. Treasury Portfolio’s Fiduciary Shares (after contractual waivers) will not exceed 0.50% up to the date of the Portfolio’s 2015 annual update to its registration statement on Form N-1A.

[4]

RTAM and its affiliate have contractually agreed to waive their fees so that the total fund operating expenses paid by the U.S. Treasury Portfolio’s Fiduciary Shares (after contractual waivers) will not exceed 0.50% for two years from the Closing Date of the Reorganization. In addition, for two years from the Closing Date of the Reorganization, RTAM and its affiliate have contractually agreed to waive fees and / or reimburse expenses in order to maintain a minimum yield of 0.01% for the Fiduciary Shares of the U.S. Treasury Portfolio so long as its gross yield is greater than 0.12%.

Combined Prospectus/Information Statement

Shareholder Fees

(fees paid directly from your investment)

	HighMark 100% U.S. Treasury Money Market Fund Class A (Acquired Fund)	HighMark Treasury Plus Money Market Fund Class A (Acquired Fund)	U.S. Treasury Portfolio Investor Select Shares (Acquiring Fund)	Acquiring Fund Investor Select Shares (Combined Fund) Pro Forma
Sales Charge (Load) Imposed on Purchases	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	HighMark 100% U.S. Treasury Money Market Fund Class A (Acquired Fund)	HighMark Treasury Plus Money Market Fund Class A (Acquired Fund)	U.S. Treasury Portfolio Investor Select Shares (Acquiring Fund)	Acquiring Fund Investor Select Shares (Combined Fund) Pro Forma
Management Fees	0.30%	0.30%	0.12%	0.12%
Distribution (12b-1) Fees	0.25%	0.25%	0.60%	0.60%
Other Expenses	0.46%	0.51%	0.15%[1]	0.14%[1]
Total Annual Fund Operating Expenses	1.01%	1.06%	0.87%	0.86%
Fee Waivers and Expense Reimbursement	0.21%	0.26%	0.12%	0.11%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	0.80%[2]	0.80%[2]	0.75%[3]	0.75%[4]

[1]	Other Expenses for the current fiscal year are estimated as the Investor Select Shares of the U.S. Treasury Portfolio have not yet begun operations.
[2]

HCM has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the “Excluded Costs”)) exceed 0.80% of the average daily net assets of the Fund attributable to Class A Shares for the period from December 1, 2012, to November 30, 2013, at which time HCM will determine whether or not to renew or revise the agreement. In addition to the current expense limitations described above, during the same time period, HCM may also voluntarily waive fees and/or reimburse expenses in excess of its current fee waiver or reimbursement commitment to the extent necessary to maintain a certain minimum net yield for the Fund and/or one or more classes of shares of the Fund as determined by HCM, in its sole discretion (the “Minimum Yield”). HCM may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed pursuant to any of the foregoing until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Class A Shares only if (i) the operating expenses of Class A Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Class A Shares) of less than 0.80% and (ii) the sum of the amount of such payment and the operating expenses of Class A Shares do not cause the Fund’s or Class A Shares’ net yield to fall below the Fund’s or Class A Shares’, as the case may be, then-current Minimum Yield (which Minimum Yield shall in no case be less than zero). Any such recoupment would reduce the Fund’s future yield.

[3]

RTAM and its affiliate have contractually agreed to waive their fees so that the total fund operating expenses paid by the U.S. Treasury Portfolio’s Investor Select Shares (after contractual waivers) will not exceed 0.75% up to the date of the Portfolio’s 2015 annual update to its registration statement on Form N-1A.

[4]

RTAM and its affiliate have contractually agreed to waive their fees so that the total fund operating expenses paid by the U.S. Treasury Portfolio’s Investor Select Shares (after contractual waivers) will not exceed 0.75% for two years from the Closing Date of the Reorganization. In addition, for two years from the Closing Date of the Reorganization, RTAM and its affiliate have contractually agreed to waive fees and / or reimburse expenses in order to maintain a minimum yield of 0.01% for the Investor Select Shares of the U.S. Treasury Portfolio so long as its gross yield is greater than 0.12%.

Combined Prospectus/Information Statement

Shareholder Fees

(fees paid directly from your investment)

	HighMark 100% U.S. Treasury Money Market Fund Class S (Acquired Fund)	HighMark Treasury Plus Money Market Fund Class S (Acquired Fund)	U.S. Treasury Portfolio Investor Select Shares (Acquiring Fund)	Acquiring Fund Investor Select Shares (Combined Fund) Pro Forma
Sales Charge (Load) Imposed on Purchases	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	HighMark 100% U.S. Treasury Money Market Fund Class S (Acquired Fund)	HighMark Treasury Plus Money Market Fund Class S Shares (Acquired Fund)	U.S. Treasury Portfolio Investor Select Shares (Acquiring Fund)	Acquiring Fund Investor Select Shares (Combined Fund) Pro Forma
Management Fees	0.30%	0.30%	0.12%	0.12%
Distribution (12b-1) Fees	0.55%	0.55%	0.60%	0.60%
Other Expenses	0.21%	0.26%	0.15%[1]	0.14%[1]
Total Annual Fund Operating Expenses	1.06%	1.11%	0.87%	0.86%
Fee Waivers and Expense Reimbursement	0.01%	0.06%	0.12%	0.11%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	1.05%[2]	1.05%[2]	0.75%[3]	0.75%[4]

[1]	Other Expenses for the current fiscal year are estimated as the Investor Select Shares of the U.S. Treasury Portfolio have not yet begun operations.
[2]

HCM has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class S Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the “Excluded Costs”)) exceed 1.05% of the average daily net assets of the Fund attributable to Class S Shares for the period from December 1, 2012, to November 30, 2013, at which time HCM will determine whether or not to renew or revise the agreement. In addition to the current expense limitations described above, during the same time period, HCM may also voluntarily waive fees and/or reimburse expenses in excess of its current fee waiver or reimbursement commitment to the extent necessary to maintain a certain minimum net yield for the Fund and/or one or more classes of shares of the Fund as determined by HCM, in its sole discretion (the “Minimum Yield”). HCM may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed pursuant to any of the foregoing until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Class S Shares only if (i) the operating expenses of Class S Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Class S Shares) of less than 1.05% and (ii) the sum of the amount of such payment and the operating expenses of Class S Shares do not cause the Fund’s or Class S Shares’ net yield to fall below the Fund’s or Class S Shares’, as the case may be, then-current Minimum Yield (which Minimum Yield shall in no case be less than zero). Any such recoupment would reduce the Fund’s future yield.

[3]

RTAM and its affiliate have contractually agreed to waive their fees so that the total fund operating expenses paid by the U.S. Treasury Portfolio’s Investor Select Shares (after contractual waivers) will not exceed 0.75% up to the date of the Portfolio’s 2015 annual update to its registration statement on Form N-1A.

[4]

RTAM and its affiliate have contractually agreed to waive their fees so that the total fund operating expenses paid by the U.S. Treasury Portfolio’s Investor Select Shares (after contractual waivers) will not exceed 0.75% for two years from the Closing Date of the Reorganization. In addition, for two years from the Closing Date of the Reorganization, RTAM and its affiliate have contractually agreed to waive fees and / or reimburse expenses in order to maintain a minimum yield of 0.01% for the Investor Select Shares of the U.S. Treasury Portfolio so long as its gross yield is greater than 0.12%.

Combined Prospectus/Information Statement

Reorganization of Diversified Money Market Fund into the Money Market Portfolio

The tables below show the fees and expenses that you would pay if you were to buy and hold shares of each Fund. There are no shareholder fees (fees paid directly from your investment) when you buy and sell shares of either Fund. The expenses appearing in the tables below for the Acquired Fund and the Acquiring Fund are based on such Fund’s expenses for their fiscal years ended July 31, 2012, and March 31, 2012, respectively. Future expenses may be greater or less. The tables also show the estimated (“pro forma”) expenses of the Acquiring Fund assuming the Reorganization occurred on March 31, 2012 (the “Combined Fund”). The pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated expenses, but actual expenses may be greater or less than those shown.

Shareholder Fees

(fees paid directly from your investment)

	HighMark Diversified Money Market Fund Fiduciary Shares (Acquired Fund)	Money Market Portfolio Fiduciary Shares (Acquiring Fund)	Acquiring Fund Fiduciary Shares (Combined Fund) Pro Forma
Sales Charge (Load) Imposed on Purchases	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	HighMark Diversified Money Market Fund Fiduciary Shares (Acquired Fund)	Money Market Portfolio Fiduciary Shares (Acquiring Fund)	Acquiring Fund Fiduciary Shares (Combined Fund) Pro Forma
Management Fees	0.30%	0.12%	0.12%
Distribution (12b-1) Fees	None	0.35%	0.35%
Other Expenses	0.45%	0.15%[1]	0.14%[1]
Total Annual Fund Operating Expenses	0.75%	0.62%	0.61%
Fee Waivers and Expense Reimbursement	0.18%	0.12%	0.11%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	0.57%[2]	0.50%[3]	0.50%[4]

[1]	Other Expenses for the current fiscal year are estimated as the Fiduciary Shares of the Money Market Portfolio have not yet begun operations.
[2]

HCM has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Class shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the “Excluded Costs”)) exceed 0.57% of the average daily net assets of the Fund attributable to Fiduciary Class shares for the period from December 1, 2012, to November 30, 2013, at which time HCM will determine whether or not to renew or revise the agreement. In addition to the current expense limitations described above, during the same time period, HCM may also voluntarily waive fees and/or reimburse expenses in excess of its current fee waiver or reimbursement commitment to the extent necessary to maintain a certain minimum net yield for the Fund and/or one or more classes of shares of the Fund as determined by HCM, in its sole discretion (the “Minimum Yield”). HCM may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed pursuant to any of the foregoing until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Fiduciary Class shares only if (i) the operating expenses of Fiduciary Class shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Fiduciary Class shares) of less than 0.55% and (ii) the sum of the amount of such payment and the operating expenses of Fiduciary Class shares do not cause the Fund’s or Fiduciary Class shares’ net yield to fall below the Fund’s or Fiduciary Class shares’, as the case may be, then-current Minimum Yield (which Minimum Yield shall in no case be less than zero). Any such recoupment would reduce the Fund’s future yield.

[3]

RTAM and its affiliate have contractually agreed to waive their fees so that the total fund operating expenses paid by the Money Market Portfolio’s Fiduciary Shares (after contractual waivers) will not exceed 0.50% up to the date of the Portfolio’s 2015 annual update to its registration statement on Form N-1A.

[4]

RTAM and its affiliate have contractually agreed to waive their fees so that the total fund operating expenses paid by the Money Market Portfolio’s Fiduciary Shares (after contractual waivers) will not exceed 0.50% for two years from the Closing Date of the Reorganization. In addition, for two years from the Closing Date of the Reorganization, RTAM and its affiliate have contractually agreed to waive fees and / or reimburse expenses in order to maintain a minimum yield of 0.03% for the Fiduciary Shares of the Money Market Portfolio so long as its gross yield is greater than 0.23%.

Combined Prospectus/Information Statement

Shareholder Fees

(fees paid directly from your investment)

	HighMark Diversified Money Market Fund Class A (Acquired Fund)	Money Market Portfolio Investor Select Shares (Acquiring Fund)	Acquiring Fund Investor Select Shares (Combined Fund) Pro Forma
Sales Charge (Load) Imposed on Purchases	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	HighMark Diversified Money Market Fund Class A (Acquired Fund)	Money Market Portfolio Investor Select Shares (Acquiring Fund)	Acquiring Fund Investor Select Shares (Combined Fund) Pro Forma
Management Fees	0.30%	0.12%	0.12%
Distribution (12b-1) Fees	0.25%	0.60%	0.60%
Other Expenses	0.45%	0.15%[1]	0.14%[1]
Total Annual Fund Operating Expenses	1.00%	0.87%	0.86%
Fee Waivers and Expense Reimbursement	0.18%	0.12%	0.11%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	0.82%[2]	0.75%[3]	0.75%[4]

[1]	Other Expenses for the current fiscal year are estimated as the Investor Select Shares of the Money Market Portfolio have not yet begun operations.
[2]

HCM has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the “Excluded Costs”)) exceed 0.82% of the average daily net assets of the Fund attributable to Class A Shares for the period from December 1, 2012, to November 30, 2013, at which time HCM will determine whether or not to renew or revise the agreement. In addition to the current expense limitations described above, during the same time period, HCM may also voluntarily waive fees and/or reimburse expenses in excess of its current fee waiver or reimbursement commitment to the extent necessary to maintain a certain minimum net yield for the Fund and/or one or more classes of shares of the Fund as determined by HCM, in its sole discretion (the “Minimum Yield”). HCM may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed pursuant to any of the foregoing until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Class A Shares only if (i) the operating expenses of Class A Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Class A Shares) of less than 0.80% and (ii) the sum of the amount of such payment and the operating expenses of Class A Shares do not cause the Fund’s or Class A Shares’ net yield to fall below the Fund’s or Class A Shares’, as the case may be, then-current Minimum Yield (which Minimum Yield shall in no case be less than zero). Any such recoupment would reduce the Fund’s future yield.

[3]

RTAM and its affiliate have contractually agreed to waive their fees so that the total fund operating expenses paid by the Money Market Portfolio’s Investor Select Shares (after contractual waivers) will not exceed 0.75% up to the date of the Portfolio’s 2015 annual update to its registration statement on Form N-1A.

[4]

RTAM and its affiliate have contractually agreed to waive their fees so that the total fund operating expenses paid by the Money Market Portfolio’s Investor Select Shares (after contractual waivers) will not exceed 0.75% for two years from the Closing Date of the Reorganization. In addition, for two years from the Closing Date of the Reorganization, RTAM and its affiliate have contractually agreed to waive fees and / or reimburse expenses in order to maintain a minimum yield of 0.03% for the Investor Select Shares of the Money Market Portfolio so long as its gross yield is greater than 0.23%.

Combined Prospectus/Information Statement

Shareholder Fees

(fees paid directly from your investment)

	HighMark Diversified Money Market Fund Class S (Acquired Fund)	Money Market Portfolio Investor Select Shares (Acquiring Fund)	Acquiring Fund Investor Select Shares (Combined Fund) Pro Forma
Sales Charge (Load) Imposed on Purchases	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	HighMark Diversified Money Market Fund Class S (Acquired Fund)	Money Market Portfolio Investor Select Shares (Acquiring Fund)	Acquiring Fund Investor Select Shares (Combined Fund) Pro Forma
Management Fees	0.30%	0.12%	0.12%
Distribution (12b-1) Fees	0.55%	0.60%	0.60%
Other Expenses	0.20%	0.15%[1]	0.14%[1]
Total Annual Fund Operating Expenses	1.05%	0.87%	0.86%
Fee Waivers and Expense Reimbursement	None	0.12%	0.11%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	1.05%[2]	0.75%[3]	0.75%[4]

[1]	Other Expenses for the current fiscal year are estimated as the Investor Select Shares of the Money Market Portfolio have not yet begun operations.
[2]

HCM has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class S Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the “Excluded Costs”)) exceed 1.07% of the average daily net assets of the Fund attributable to Class S Shares for the period from December 1, 2012, to November 30, 2013, at which time HCM will determine whether or not to renew or revise the agreement. In addition to the current expense limitations described above, during the same time period, HCM may also voluntarily waive fees and/or reimburse expenses in excess of its current fee waiver or reimbursement commitment to the extent necessary to maintain a certain minimum net yield for the Fund and/or one or more classes of shares of the Fund as determined by HCM, in its sole discretion (the “Minimum Yield”). HCM may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed pursuant to any of the foregoing until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Class S Shares only if (i) the operating expenses of Class S Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Class S Shares) of less than 1.05% and (ii) the sum of the amount of such payment and the operating expenses of Class S Shares do not cause the Fund’s or Class S Shares’ net yield to fall below the Fund’s or Class S Shares’, as the case may be, then-current Minimum Yield (which Minimum Yield shall in no case be less than zero). Any such recoupment would reduce the Fund’s future yield.

[3]

RTAM and its affiliate have contractually agreed to waive their fees so that the total fund operating expenses paid by the Money Market Portfolio’s Investor Select Shares (after contractual waivers) will not exceed 0.75% up to the date of the Portfolio’s 2015 annual update to its registration statement on Form N-1A.

[4]

RTAM and its affiliate have contractually agreed to waive their fees so that the total fund operating expenses paid by the Money Market Portfolio’s Investor Select Shares (after contractual waivers) will not exceed 0.75% for two years from the Closing Date of the Reorganization. In addition, for two years from the Closing Date of the Reorganization, RTAM and its affiliate have contractually agreed to waive fees and / or reimburse expenses in order to maintain a minimum yield of 0.03% for the Investor Select Shares of the Money Market Portfolio so long as its gross yield is greater than 0.23%.

Combined Prospectus/Information Statement

Reorganization of U.S. Government Money Market Fund into the U.S. Government Portfolio

The tables below show the fees and expenses that you would pay if you were to buy and hold shares of each Fund. There are no shareholder fees (fees paid directly from your investment) when you buy and sell shares of either Fund. The expenses appearing in the tables below for the Acquired Fund and the Acquiring Fund are based on such Fund’s expenses for their fiscal years ended July 31, 2012, and March 31, 2012, respectively. Future expenses may be greater or less. The tables also show the estimated (“pro forma”) expenses of the Combined Fund assuming the Reorganizations occurred on March 31, 2012. The pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated expenses, but actual expenses may be greater or less than those shown.

Shareholder Fees

(fees paid directly from your investment)

	HighMark U.S. Government Money Market Fund Fiduciary Shares (Acquired Fund)	U.S. Government Portfolio Fiduciary Shares (Acquiring Fund)	Acquiring Fund Fiduciary Shares (Combined Fund) Pro Forma
Sales Charge (Load) Imposed on Purchases	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	HighMark U.S. Government Money Market Fund Fiduciary Shares (Acquired Fund)	U.S. Government Portfolio Fiduciary Shares (Acquiring Fund)	Acquiring Fund Fiduciary Shares (Combined Fund) Pro Forma
Management Fees	0.30%	0.12%	0.12%
Distribution (12b-1) Fees	None	0.35%	0.35%
Other Expenses	0.46%	0.15%[1]	0.14%[1]
Total Annual Fund Operating Expenses	0.76%	0.62%	0.61%
Fee Waivers and Expense Reimbursement	0.19%	0.12%	0.11%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	0.57%[2]	0.50%[3]	0.50%[4]

[1]	Other Expenses for the current fiscal year are estimated as the Fiduciary Shares of the U.S. Government Portfolio have not yet begun operations.
[2]

HCM has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Class shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the “Excluded Costs”)) exceed 0.57% of the average daily net assets of the Fund attributable to Fiduciary Class shares for the period from December 1, 2012, to November 30, 2013, at which time HCM will determine whether or not to renew or revise the agreement. In addition to the current expense limitations described above, during the same time period, HCM may also voluntarily waive fees and/or reimburse expenses in excess of its current fee waiver or reimbursement commitment to the extent necessary to maintain a certain minimum net yield for the Fund and/or one or more classes of shares of the Fund as determined by HCM, in its sole discretion (the “Minimum Yield”). HCM may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed pursuant to any of the foregoing until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Fiduciary Class shares only if (i) the operating expenses of Fiduciary Class shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Fiduciary Class shares) of less than 0.55% and (ii) the sum of the amount of such payment and the operating expenses of Fiduciary Class shares do not cause the Fund’s or Fiduciary Class shares’ net yield to fall below the Fund’s or Fiduciary Class shares’, as the case may be, then-current Minimum Yield (which Minimum Yield shall in no case be less than zero). Any such recoupment would reduce the Fund’s future yield.

[3]

RTAM and its affiliate have contractually agreed to waive their fees so that the total fund operating expenses paid by the U.S. Government Portfolio’s Fiduciary Shares (after contractual waivers) will not exceed 0.50% up to the date of the Portfolio’s 2015 annual update to its registration statement on Form N-1A.

[4]

RTAM and its affiliate have contractually agreed to waive their fees so that the total fund operating expenses paid by the U.S. Government Portfolio’s Fiduciary Shares (after contractual waivers) will not exceed 0.50% for two years from the Closing Date of the Reorganization. In addition, for two years from the Closing Date of the Reorganization, RTAM and its affiliates have contractually agreed to waive fees and / or reimburse expenses in order to maintain a minimum yield of 0.02% for the Fiduciary Shares of the U.S. Government Portfolio so long as its gross yield is greater than 0.22%.

Combined Prospectus/Information Statement

Shareholder Fees

(fees paid directly from your investment)

	HighMark U.S. Government Money Market Fund Class A (Acquired Fund)	U.S. Government Portfolio Investor Select Shares (Acquiring Fund)	Acquiring Fund Investor Select Shares (Combined Fund) Pro Forma
Sales Charge (Load) Imposed on Purchases	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	HighMark U.S. Government Money Market Fund Class A (Acquired Fund)	U.S. Government Portfolio Investor Select Shares (Acquiring Fund)	Acquiring Fund Investor Select Shares (Combined Fund) Pro Forma
Management Fees	0.30%	0.12%	0.12%
Distribution (12b-1) Fees	0.25%	0.60%	0.60%
Other Expenses	0.46%	0.15%[1]	0.14%[1]
Total Annual Fund Operating Expenses	1.01%	0.87%	0.86%
Fee Waivers and Expense Reimbursement	0.19%	0.12%	0.11%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	0.82%[2]	0.75%[3]	0.75%[4]

[1]	Other Expenses for the current fiscal year are estimated as the Investor Select Shares of the U.S. Government Portfolio have not yet begun operations.
[2]

HCM has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the “Excluded Costs”)) exceed 0.82% of the average daily net assets of the Fund attributable to Class A Shares for the period from December 1, 2012, to November 30, 2013, at which time HCM will determine whether or not to renew or revise the agreement. In addition to the current expense limitations described above, during the same time period, HCM may also voluntarily waive fees and/or reimburse expenses in excess of its current fee waiver or reimbursement commitment to the extent necessary to maintain a certain minimum net yield for the Fund and/or one or more classes of shares of the Fund as determined by HCM, in its sole discretion (the “Minimum Yield”). HCM may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed pursuant to any of the foregoing until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Class A Shares only if (i) the operating expenses of Class A Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Class A Shares) of less than 0.80% and (ii) the sum of the amount of such payment and the operating expenses of Class A Shares do not cause the Fund’s or Class A Shares’ net yield to fall below the Fund’s or Class A Shares’, as the case may be, then-current Minimum Yield (which Minimum Yield shall in no case be less than zero). Any such recoupment would reduce the Fund’s future yield.

[3]

RTAM and its affiliate have contractually agreed to waive their fees so that the total fund operating expenses paid by the U.S. Government Portfolio’s Investor Select Shares (after contractual waivers) will not exceed 0.75% up to the date of the Portfolio’s 2015 annual update to its registration statement on Form N-1A.

[4]

RTAM and its affiliate have contractually agreed to waive their fees so that the total fund operating expenses paid by the U.S. Government Portfolio’s Investor Select Shares (after contractual waivers) will not exceed 0.75% for two years from the Closing Date of the Reorganization. In addition, for two years from the Closing Date of the Reorganization, RTAM and its affiliate have contractually agreed to waive fees and / or reimburse expenses in order to maintain a minimum yield of 0.02% for the Investor Select Shares of the U.S. Government Portfolio so long as its gross yield is greater than 0.22%.

Combined Prospectus/Information Statement

Shareholder Fees

(fees paid directly from your investment)

	HighMark U.S. Government Money Market Fund Class B (Acquired Fund)	U.S. Government Portfolio Investor Select Shares (Acquiring Fund)	Acquiring Fund Investor Select Shares (Combined Fund) Pro Forma
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	5.00%	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	HighMark U.S. Government Money Market Fund Class B (Acquired Fund)	U.S. Government Portfolio Investor Select Shares (Acquiring Fund)	Acquiring Fund Investor Select Shares (Combined Fund) Pro Forma
Management Fees	0.30%	0.12%	0.12%
Distribution (12b-1) Fees	0.75%	0.60%	0.60%
Other Expenses	0.46%	0.15%[1]	0.14%[1]
Total Annual Fund Operating Expenses	1.51%	0.87%	0.86%
Fee Waivers and Expense Reimbursement	0.00%	0.12%	0.11%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	1.51%[2]	0.75%[3]	0.75%[4]

[1]	Other Expenses for the current fiscal year are estimated as the Investor Select Shares of the U.S. Government Portfolio have not yet begun operations.
[2]

HCM has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class B Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the “Excluded Costs”)) exceed 1.52% of the average daily net assets of the Fund attributable to Class B Shares for the period from December 1, 2012, to November 30, 2013, at which time HCM will determine whether or not to renew or revise the agreement. In addition to the current expense limitations described above, during the same time period, HCM may also voluntarily waive fees and/or reimburse expenses in excess of its current fee waiver or reimbursement commitment to the extent necessary to maintain a certain minimum net yield for the Fund and/or one or more classes of shares of the Fund as determined by HCM, in its sole discretion (the “Minimum Yield”). HCM may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed pursuant to any of the foregoing until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Class B Shares only if (i) the operating expenses of Class B Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Class B Shares) of less than 1.50% and (ii) the sum of the amount of such payment and the operating expenses of Class B Shares do not cause the Fund’s or Class B Shares’ net yield to fall below the Fund’s or Class B Shares’, as the case may be, then-current Minimum Yield (which Minimum Yield shall in no case be less than zero). Any such recoupment would reduce the Fund’s future yield.

[3]

RTAM and its affiliate have contractually agreed to waive their fees so that the total fund operating expenses paid by the U.S. Government Portfolio’s Investor Select Shares (after contractual waivers) will not exceed 0.75% up to the date of the Portfolio’s 2015 annual update to its registration statement on Form N-1A.

[4]

RTAM and its affiliate have contractually agreed to waive their fees so that the total fund operating expenses paid by the U.S. Government Portfolio’s Investor Select Shares (after contractual waivers) will not exceed 0.75% for two years from the Closing Date of the Reorganization. In addition, for two years from the Closing Date of the Reorganization, RTAM and its affiliate have contractually agreed to waive fees and / or reimburse expenses in order to maintain a minimum yield of 0.02% for the Investor Select Shares of the U.S. Government Portfolio so long as its gross yield is greater than 0.22%.

Combined Prospectus/Information Statement

Shareholder Fees

(fees paid directly from your investment)

	HighMark U.S. Government Money Market Fund Class C (Acquired Fund)	U.S. Government Portfolio Investor Select Shares (Acquiring Fund)	Acquiring Fund Investor Select Shares (Combined Fund) Pro Forma
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	1.00%	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	HighMark U.S. Government Money Market Fund Class C (Acquired Fund)	U.S. Government Portfolio Investor Select Shares (Acquiring Fund)	Acquiring Fund Investor Select Shares (Combined Fund) Pro Forma
Management Fees	0.30%	0.12%	0.12%
Distribution (12b-1) Fees	0.75%	0.60%	0.60%
Other Expenses	0.21%	0.15%[1]	0.14%[1]
Total Annual Fund Operating Expenses	1.26%	0.87%	0.86%
Fee Waivers and Expense Reimbursement	0.00%	0.12%	0.11%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	1.26%[2]	0.75%[3]	0.75%[4]

[1]	Other Expenses for the current fiscal year are estimated as the Investor Select Shares of the U.S. Government Portfolio have not yet begun operations.
[2]

HCM has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class C Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the “Excluded Costs”)) exceed 1.27% of the average daily net assets of the Fund attributable to Class C Shares for the period from December 1, 2012, to November 30, 2013, at which time HCM will determine whether or not to renew or revise the agreement. In addition to the current expense limitations described above, during the same time period, HCM may also voluntarily waive fees and/or reimburse expenses in excess of its current fee waiver or reimbursement commitment to the extent necessary to maintain a certain minimum net yield for the Fund and/or one or more classes of shares of the Fund as determined by HCM, in its sole discretion (the “Minimum Yield”). HCM may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed pursuant to any of the foregoing until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Class C Shares only if (i) the operating expenses of Class C Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Class C Shares) of less than 1.25% and (ii) the sum of the amount of such payment and the operating expenses of Class C Shares do not cause the Fund’s or Class C Shares’ net yield to fall below the Fund’s or Class C Shares’, as the case may be, then-current Minimum Yield (which Minimum Yield shall in no case be less than zero). Any such recoupment would reduce the Fund’s future yield.

[3]

RTAM and its affiliate have contractually agreed to waive their fees so that the total fund operating expenses paid by the U.S. Government Portfolio’s Investor Select Shares (after contractual waivers) will not exceed 0.75% up to the date of the Portfolio’s 2015 annual update to its registration statement on Form N-1A.

[4]

RTAM and its affiliate have contractually agreed to waive their fees so that the total fund operating expenses paid by the U.S. Government Portfolio’s Investor Select Shares (after contractual waivers) will not exceed 0.75% for two years from the Closing Date of the Reorganization. In addition, for two years from the Closing Date of the Reorganization, RTAM and its affiliate have contractually agreed to waive fees and / or reimburse expenses in order to maintain a minimum yield of 0.02% for the Investor Select Shares of the U.S. Government Portfolio so long as its gross yield is greater than 0.22%.

Combined Prospectus/Information Statement

Shareholder Fees (fees paid directly from your investment)
	HighMark U.S. Government Money Market Fund Class S (Acquired Fund	U.S. Government Portfolio Investor Select Shares (Acquiring Fund)	Acquiring Fund Investor Select Shares (Combined Fund) Pro Forma
Sales Charge (Load) Imposed on Purchases	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	HighMark U.S. Government Money Market Fund Class S (Acquired Fund)	U.S. Government Portfolio Investor Select Shares (Acquiring Fund)	Acquiring Fund Investor Select Shares (Combined Fund) Pro Forma
Management Fees	0.30%	0.12%	0.12%
Distribution (12b-1) Fees	0.55%	0.60%	0.60%
Other Expenses	0.21%	0.15%[1]	0.14%
Total Annual Fund Operating Expenses	1.06%	0.87%	0.86%
Fee Waivers and Expense Reimbursement	0.00%	0.12%	0.11%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	1.06%[2]	0.75%[3]	0.75%[4]

[1]	Other Expenses for the current fiscal year are estimated as the Investor Select Shares of the U.S. Government Portfolio have not yet begun operations.
[2]

HCM has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class S Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the “Excluded Costs”)) exceed 1.07% of the average daily net assets of the Fund attributable to Class S Shares for the period from December 1, 2012, to November 30, 2013, at which time HCM will determine whether or not to renew or revise the agreement. In addition to the current expense limitations described above, during the same time period, HCM may also voluntarily waive fees and/or reimburse expenses in excess of its current fee waiver or reimbursement commitment to the extent necessary to maintain a certain minimum net yield for the Fund and/or one or more classes of shares of the Fund as determined by HCM, in its sole discretion (the “Minimum Yield”). HCM may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed pursuant to any of the foregoing until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Class S Shares only if (i) the operating expenses of Class S Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Class S Shares) of less than 1.05% and (ii) the sum of the amount of such payment and the operating expenses of Class S Shares do not cause the Fund’s or Class S Shares’ net yield to fall below the Fund’s or Class S Shares’, as the case may be, then-current Minimum Yield (which Minimum Yield shall in no case be less than zero). Any such recoupment would reduce the Fund’s future yield.

[3]

RTAM and its affiliate have contractually agreed to waive their fees so that the total fund operating expenses paid by the U.S. Government Portfolio’s Investor Select Shares (after contractual waivers) will not exceed 0.75% up to the date of the Portfolio’s 2015 annual update to its registration statement on Form N-1A.

[4]

RTAM and its affiliate have contractually agreed to waive their fees so that the total fund operating expenses paid by the U.S. Government Portfolio’s Investor Select Shares (after contractual waivers) will not exceed 0.75% for two years from the Closing Date of the Reorganization. In addition, for two years from the Closing Date of the Reorganization, RTAM and its affiliate have contractually agreed to waive fees and / or reimburse expenses in order to maintain a minimum yield of 0.02% for the Investor Select Shares of the U.S. Government Portfolio so long as its gross yield is greater than 0.22%.

Combined Prospectus/Information Statement

Examples

Reorganization of 100% U.S. Treasury Money Market Fund into the U.S. Treasury Portfolio

The Examples below are intended to help you compare the cost of investing in the Acquired Fund with the cost of investing in the Acquiring Fund. The Examples assume that you invest $10,000 in each Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same (taking into account any applicable Expense Caps in year one only for the Acquired Fund and in year one and two for Investor Select Shares and Fiduciary Shares of the Acquiring Fund and for the Combined Fund). Neither the Acquired Fund nor the Acquiring Fund charge a sales load or other fee upon redemption, and no such load or fee would be imposed in connection with the Reorganization. Although your actual costs may be higher or lower, under the assumptions, your costs would be:

Number of Years	HighMark 100% U.S. Treasury Money Market Fund Fiduciary Shares (Acquired Fund)	U.S. Treasury Portfolio Fiduciary Shares (Acquiring Fund)	Acquiring Fund Fiduciary Shares (Combined Fund) Pro Forma
One Year	$56	$51	$51
Three Years	$222	$174	$173
Five Years	$402	$321	$318
Ten Years	$923	$751	$741

Number of Years	HighMark 100% U.S. Treasury Money Market Fund Class A (Acquired Fund)	U.S. Treasury Portfolio Investor Select Shares (Acquiring Fund)	Acquiring Fund Investor Select Shares (Combined Fund) Pro Forma
One Year	$82	$77	$77
Three Years	$301	$253	$252
Five Years	$537	$458	$455
Ten Years	$1,217	$1,050	$1,040

Number of Years	HighMark 100% U.S. Treasury Money Market Fund Class S (Acquired Fund)	U.S. Treasury Portfolio Investor Select Shares (Acquiring Fund)	Acquiring Fund Investor Select Shares (Combined Fund) Pro Forma
One Year	$107	$77	$77
Three Years	$336	$253	$252
Five Years	$584	$458	$455
Ten Years	$1,293	$1,050	$1,040

Combined Prospectus/Information Statement

Reorganization of Treasury Plus Money Market Fund into the U.S. Treasury Portfolio

The Examples below are intended to help you compare the cost of investing in the Acquired Fund with the cost of investing in the Acquiring Fund. The Examples assume that you invest $10,000 in each Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same (taking into account any applicable Expense Caps in year one only for the Acquired Fund and in year one and two for Investor Select Shares and Fiduciary Shares of the Acquiring Fund and for the Combined Fund). Neither the Acquired Fund nor the Acquiring Fund charge a sales load or other fee upon redemption, and no such load or fee would be imposed in connection with the Reorganization. Although your actual costs may be higher or lower, under the assumptions, your costs would be:

Number of Years	HighMark Treasury Plus Money Market Fund Fiduciary Shares (Acquired Fund)	U.S. Treasury Portfolio Fiduciary Shares (Acquiring Fund)	Acquiring Fund Fiduciary Shares (Combined Fund) Pro Forma
One Year	$56	$51	$51
Three Years	$233	$174	$173
Five Years	$424	$321	$318
Ten Years	$977	$751	$741

Number of Years	HighMark Treasury Plus Money Market Fund Class A (Acquired Fund)	U.S. Treasury Portfolio Investor Select Shares (Acquiring Fund)	Acquiring Fund Investor Select Shares (Combined Fund) Pro Forma
One Year	$82	$77	$77
Three Years	$311	$253	$252
Five Years	$560	$458	$455
Ten Years	$1,271	$1,050	$1,040

Number of Years	HighMark Treasury Plus Money Market Fund Class S (Acquired Fund)	U.S. Treasury Portfolio Investor Select Shares (Acquiring Fund)	Acquiring Fund Investor Select Shares (Combined Fund) Pro Forma
One Year	$107	$77	$77
Three Years	$347	$253	$252
Five Years	$606	$458	$455
Ten Years	$1,346	$1,050	$1,040

Combined Prospectus/Information Statement

Reorganization of 100% U.S. Treasury Money Market Fund and Treasury Plus Money Market Fund into the U.S. Treasury Portfolio

The Examples below are intended to help you compare the cost of investing in the Acquired Funds with the cost of investing in the Acquiring Fund. The Examples assume that you invest $10,000 in each Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same (taking into account any applicable Expense Caps in year one only for the Acquired Funds, and in year one and two for Investor Select Shares and Fiduciary Shares of the Acquiring Fund and for the Combined Fund). Neither the Acquired Funds nor the Acquiring Fund charge a sales load or other fee upon redemption, and no such load or fee would be imposed in connection with the Reorganization. Although your actual costs may be higher or lower, under the assumptions, your costs would be:

Number of Years	HighMark 100% U.S. Treasury Money Market Fund Fiduciary Shares (Acquired Fund)	HighMark Treasury Plus Money Market Fund Fiduciary Shares (Acquired Fund)	U.S. Treasury Portfolio Fiduciary Shares (Acquiring Fund)	Acquiring Fund Fiduciary Shares (Combined Fund) Pro Forma
One Year	$56	$56	$51	$51
Three Years	$222	$233	$174	$173
Five Years	$402	$424	$321	$318
Ten Years	$923	$977	$751	$741

Number of Years	HighMark 100% U.S. Treasury Money Market Fund Class A (Acquired Fund)	HighMark Treasury Plus Money Market Fund Class A (Acquired Fund)	U.S. Treasury Portfolio Investor Select Shares (Acquiring Fund)	Acquiring Fund Investor Select Shares (Combined Fund) Pro Forma
One Year	$82	$82	$77	$77
Three Years	$301	$311	$253	$252
Five Years	$537	$560	$458	$455
Ten Years	$1,217	$1,271	$1,050	$1,040

Number of Years	HighMark 100% U.S. Treasury Money Market Fund Class S (Acquired Fund)	HighMark Treasury Plus Money Market Fund Class S (Acquired Fund)	U.S. Treasury Portfolio Investor Select Shares (Acquiring Fund)	Acquiring Fund Investor Select Shares (Combined Fund) Pro Forma
One Year	$107	$107	$77	$77
Three Years	$336	$347	$253	$252
Five Years	$584	$606	$458	$455
Ten Years	$1,293	$1,346	$1,050	$1,040

Combined Prospectus/Information Statement

Reorganization of Diversified Money Market Fund into the Money Market Portfolio

The Examples below are intended to help you compare the cost of investing in the Acquired Fund with the cost of investing in the Acquiring Fund. The Examples assume that you invest $10,000 in each Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same (taking into account any applicable Expense Caps in year one only for the Acquired Fund, and in year one and two for Investor Select Shares and Fiduciary Shares of the Acquiring Fund and for the Combined Fund). Neither the Acquired Fund nor the Acquiring Fund charge a sales load or other fee upon redemption, and no such load or fee would be imposed in connection with the Reorganization. Although your actual costs may be higher or lower, under the assumptions, your costs would be:

Number of Years	HighMark Diversified Money Market Fund Fiduciary Shares (Acquired Fund)	Money Market Portfolio Fiduciary Shares (Acquiring Fund)	Acquiring Fund Fiduciary Shares (Combined Fund) Pro Forma
One Year	$58	$51	$51
Three Years	$222	$174	$173
Five Years	$399	$321	$318
Ten Years	$913	$751	$741

Number of Years	HighMark Diversified Money Market Fund Class A (Acquired Fund)	Money Market Portfolio Investor Select Shares (Acquiring Fund)	Acquiring Fund Investor Select Shares (Combined Fund) Pro Forma
One Year	$84	$77	$77
Three Years	$300	$253	$252
Five Years	$535	$458	$455
Ten Years	$1,208	$1,050	$1,040

Number of Years	HighMark Diversified Money Market Fund Class S (Acquired Fund)	Money Market Portfolio Investor Select Shares (Acquiring Fund)	Acquiring Fund Investor Select Shares (Combined Fund) Pro Forma
One Year	$107	$77	$77
Three Years	$334	$253	$252
Five Years	$579	$458	$455
Ten Years	$1,283	$1,050	$1,040

Combined Prospectus/Information Statement

Reorganization of U.S. Government Money Market Fund into the U.S. Government Portfolio

The Examples below are intended to help you compare the cost of investing in the Acquired Fund with the cost of investing in the Acquiring Fund. The Examples assume that you invest $10,000 in each Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same (taking into account any applicable Expense Caps in year one only for the Acquired Fund and in year one and two for Investor Select Shares and Fiduciary Shares of the Acquiring Fund and for the Combined Fund). Neither the Acquired Fund nor the Acquiring Fund charge a sales load or other fee upon redemption (except for Class B and Class C of the Acquired Fund), and no such load or fee would be imposed in connection with the Reorganization. Although your actual costs may be higher or lower, under the assumptions, your costs would be:

Number of Years	HighMark U.S. Government Money Market Fund Fiduciary Shares (Acquired Fund)	U.S. Government Portfolio Fiduciary Shares (Acquiring Fund)	Acquiring Fund Fiduciary Shares (Combined Fund) Pro Forma
One Year	$58	$51	$51
Three Years	$224	$174	$173
Five Years	$404	$321	$318
Ten Years	$924	$751	$741

Number of Years	HighMark U.S. Government Money Market Fund Class A (Acquired Fund)	U.S. Government Portfolio Investor Select Shares (Acquiring Fund)	Acquiring Fund Investor Select Shares (Combined Fund) Pro Forma
One Year	$84	$77	$77
Three Years	$303	$253	$252
Five Years	$539	$458	$455
Ten Years	$1,219	$1,050	$1,040

Number of Years	HighMark U.S. Government Money Market Fund Class B (Acquired Fund)*	U.S. Government Portfolio Investor Select Shares (Acquiring Fund)	Acquiring Fund Investor Select Shares (Combined Fund) Pro Forma
One Year	$654	$77	$77
Three Years	$777	$253	$252
Five Years	$1,024	$458	$455
Ten Years	$1,667	$1,050	$1,040

*	Class B shares generally convert to Class A shares approximately eight years after purchase. Therefore, the expense ratios used in the calculations for years 9 and 10 are the same for both Class A and Class B shares.

Combined Prospectus/Information Statement

Number of Years	HighMark U.S. Government Money Market Fund Class C (Acquired Fund)	U.S. Government Portfolio Investor Select Shares (Acquiring Fund)	Acquiring Fund Investor Select Shares (Combined Fund) Pro Forma
One Year	$228	$77	$77
Three Years	$400	$253	$252
Five Years	$692	$458	$455
Ten Years	$1,523	$1,050	$1,040

Number of Years	HighMark U.S. Government Money Market Fund Class S (Acquired Fund)	U.S. Government Portfolio Investor Select Shares (Acquiring Fund)	Acquiring Fund Investor Select Shares (Combined Fund) Pro Forma
One Year	$108	$77	$77
Three Years	$337	$253	$252
Five Years	$585	$458	$455
Ten Years	$1,294	$1,050	$1,040

You would pay the following expenses if you did not redeem your shares:

Number of Years	HighMark U.S. Government Money Market Fund Class B (Acquired Fund)	U.S. Government Portfolio Investor Select Shares (Acquiring Fund)	Acquiring Fund Investor Select Shares (Combined Fund) Pro Forma
One Year	$154	$77	$77
Three Years	$477	$253	$252
Five Years	$824	$458	$455
Ten Years	$1,667	$1,050	$1,040

Number of Years	HighMark U.S. Government Money Market Fund Class C (Acquired Fund)	U.S. Government Portfolio Investor Select Shares (Acquiring Fund)	Acquiring Fund Investor Select Shares (Combined Fund) Pro Forma
One Year	$128	$77	$77
Three Years	$400	$253	$252
Five Years	$692	$458	$455
Ten Years	$1,523	$1,050	$1,040

Combined Prospectus/Information Statement

C.	SUMMARY OF INVESTMENT OBJECTIVES AND STRATEGIES

Comparison of Investment Objective and Principal Strategies

Reorganization of 100% U.S. Treasury Money Market Fund into the U.S. Treasury Portfolio

The investment objectives of the Acquired Fund and the Acquiring Fund are set forth below. The Acquiring Fund’s investment objective is fundamental and may only be changed upon the approval of the holders of a majority of the outstanding shares of the Acquiring Fund (as described under the 1940 Act), while the Acquired Fund’s investment objective is non-fundamental and may be changed without shareholder approval. The Combined Fund will have the same investment objective as the Acquiring Fund.

Investment Objective

	Acquired Fund	Acquiring Fund
Investment Objective	To seek current income with liquidity and stability of principal.	To seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

Principal Investment Strategies

The Acquired Fund and the Acquiring Fund seek to achieve their investment objectives by using the principal investment strategies discussed below. The Funds’ principal investment strategies are similar; however, the 100% U.S. Treasury Fund invests exclusively in U.S. Treasury securities and separately traded components of those securities called “STRIPs,” whereas the U.S. Treasury Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Treasury Bills, U.S. Treasury Notes, and U.S. Treasury Bonds (collectively, “U.S. Treasury Obligations”) with maturities of 397 days or less and repurchase agreements which are collateralized by U.S. Treasury Obligations and may invest up to 20% of its net assets in other U.S. Government obligations (marketable securities or instruments issued or guaranteed by the full faith and credit of the U.S. Government) and repurchase agreements which are collateralized by such U.S. Government obligations. Such U.S. Government obligations include obligations of the Federal Housing Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the General Services Administration, and the Maritime Administration.

This discussion is qualified in its entirety by the more extensive discussion of principal investment strategies set forth in the prospectuses and statements of additional information of each Fund. The Combined Fund will have the same investment strategies as the Acquiring Fund.

Combined Prospectus/Information Statement

	HighMark 100% U.S. Treasury Money Market Fund (Acquired Fund)	Daily Income Fund – U.S. Treasury Portfolio (Acquiring Fund)
Principal Investment Strategies	The Fund invests in U.S. Treasury securities and separately traded components of those securities called “STRIPs.” The Fund may, for temporary defensive purposes, in order to meet shareholder redemptions and/or to otherwise facilitate portfolio operations, retain such portion of its assets as the Fund’s portfolio managers deem appropriate in cash in a deposit account held at the Fund’s custodian. Cash of the Fund held in a deposit account at the Fund’s custodian is subject to the credit risk of the custodian.	The Fund seeks to achieve its objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in U.S. Treasury Bills, U.S. Treasury Notes, and U.S. Treasury Bonds (collectively, “U.S. Treasury Obligations”) with maturities of 397 days or less and repurchase agreements which are collateralized by U.S. Treasury Obligations. Up to 20% of the Fund’s net assets may be invested in other United States Government obligations and repurchase agreements which are collateralized by such U.S. Government obligations. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

	The Fund’s portfolio managers will maintain a dollar-weighted average maturity of the portfolio of 60 days or less, and a dollar-weighted average life to maturity of the portfolio of 120 days or less. In addition, each individual security in the portfolio, at the time of purchase, will have an effective maturity of no more than 397 days.	The Fund seeks to maintain dollar-weighted average maturity of 60 days or less, to value its investment portfolio at amortized cost and maintain a net asset value of $1.00 per share.

As a money market fund, the Fund is subject to the maturity, liquidity, quality and diversification requirements of Rule 2a-7 under the 1940 Act, as amended, which are designed to help money market funds maintain a stable share price. These requirements include daily and weekly liquidity obligations and restrictions on investing in securities not rated in the highest credit-quality category for short-term securities.

In choosing investments for the Fund, the portfolio managers consider such factors as:

•   The outlook for interest rates.

•   Buying and selling activity in the Treasury market as a whole and/or demand for individual Treasury securities.

•   Imbalances in the supply of Treasury securities relative to demand.

•   The appropriateness of particular securities to the Fund’s objectives.

The Fund’s investment adviser considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment adviser considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund’s overall investment objective. Credit management is where the investment adviser considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund’s overall investment objective.

Combined Prospectus/Information Statement

Reorganization of Treasury Plus Money Market Fund into the U.S. Treasury Portfolio

The investment objectives of the Acquired Fund and Acquiring Fund are set forth below. The Acquiring Fund’s investment objective is fundamental and may only be changed upon the approval of the holders of a majority of the outstanding shares of the Acquiring Fund, while the Acquired Fund’s investment objective is non-fundamental and may be changed without shareholder approval. The Combined Fund will have the same investment objective as the Acquiring Fund.

Investment Objective

	Acquired Fund	Acquiring Fund
Investment Objective	To seek current income with liquidity and stability of principal.	To seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

Principal Investment Strategies

The Acquired Fund and the Acquiring Fund seek to achieve their investment objectives by using the principal investment strategies discussed below. The Funds’ principal investment strategies are similar; however, the Treasury Plus Money Market Fund may engage in reverse repurchase agreements as a method for creating leverage and for other purposes as a principal investment strategy, whereas the U.S. Treasury Portfolio may not engage in such transactions as a principal investment strategy. This discussion is qualified in its entirety by the more extensive discussion of principal investment strategies set forth in the prospectuses and statements of additional information of each Fund. The Combined Fund will have the same investment strategies as the Acquiring Fund.

Combined Prospectus/Information Statement

	HighMark Treasury Plus Money Market Fund (Acquired Fund)	Daily Income Fund – U.S. Treasury Portfolio (Acquiring Fund)

Principal Investment Strategies	Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Treasury and repurchase agreements collateralized by such obligations. The Fund may also engage in reverse repurchase agreements as a method for creating leverage and for other purposes.	The Fund seeks to achieve its objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in U.S. Treasury Bills, U.S. Treasury Notes, and U.S. Treasury Bonds (collectively, “U.S. Treasury Obligations”) with maturities of 397 days or less and repurchase agreements which are collateralized by U.S. Treasury Obligations. Up to 20% of the Fund’s net assets may be invested in other United States Government obligations and repurchase agreements which are collateralized by such U.S. Government obligations. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

	The Fund’s portfolio managers will maintain a dollar-weighted average maturity of the portfolio of 60 days or less, and a dollar-weighted average life to maturity of the portfolio of 120 days or less. In addition, each individual security in the portfolio, at the time of purchase, will have an effective maturity of no more than 397 days.	The Fund seeks to maintain dollar-weighted average maturity of 60 days or less, to value its investment portfolio at amortized cost and maintain a net asset value of $1.00 per share.

As a money market fund, the Fund is subject to the maturity, liquidity, quality and diversification requirements of Rule 2a-7 under the 1940 Act, as amended, which are designed to help money market funds maintain a stable share price. These requirements include daily and weekly liquidity obligations and restrictions on investing in securities not rated in the highest credit-quality category for short-term securities.

In choosing investments for the Fund, the portfolio managers consider such factors as:

•   The outlook for interest rates.

•   Buying and selling activity in the Treasury market as a whole and/or demand for individual Treasury securities.

•   Imbalances in the supply of Treasuries relative to demand.

•   Liquidity, market risk and yield of various investment options.

•   The appropriateness of particular securities to the Fund’s objectives.

The Fund’s investment adviser considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment adviser considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund’s overall investment objective. Credit management is where the investment adviser considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund’s overall investment objective.

Combined Prospectus/Information Statement

Reorganization of Diversified Money Market Fund into the Money Market Portfolio

The investment objectives of the Acquired Fund and the Acquiring Fund are set forth below. The Acquiring Fund’s investment objective is fundamental and may only be changed upon the approval of the holders of a majority of the outstanding shares of the Acquiring Fund, while the Acquired Fund’s investment objective is non-fundamental and may be changed without shareholder approval. The Combined Fund will have the same investment objective as the Acquiring Fund.

Investment Objective

	Acquired Fund	Acquiring Fund
Investment Objective	To seek current income with liquidity and stability of principal.	To seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

Principal Investment Strategies

The Acquired Fund and the Acquiring Fund seek to achieve their investment objectives by using the principal investment strategies discussed below. The Funds’ principal investment strategies are similar. This discussion is qualified in its entirety by the more extensive discussion of principal investment strategies set forth in the prospectuses and statements of additional information of each Fund. The Combined Fund will have the same investment strategies as the Acquiring Fund.

Combined Prospectus/Information Statement

	HighMark Diversified Money Market Fund (Acquired Fund)	Daily Income Fund – Money Market Portfolio (Acquiring Fund)

Principal Investment Strategies	The Fund invests primarily in high quality, short-term debt securities. “High quality” securities are those that at least two nationally recognized rating agencies have judged financially strong enough to be included in their highest credit-quality category for short-term securities (or, if only one nationally recognized rating agency has rated such debt, then by that agency). The Fund may also invest in nonrated securities if the portfolio managers believe they are of comparably high quality. Some of the debt securities in which the Fund may invest may be subject to repurchase agreements.	The Money Market Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers’ acceptances, high quality commercial paper, loan participation interests, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by the foregoing securities. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

	The Fund’s portfolio managers will maintain a dollar-weighted average maturity of the portfolio of 60 days or less, and a dollar-weighted average life to maturity of the portfolio of 120 days or less. In addition, each individual security in the portfolio, at the time of purchase, will have an effective maturity of no more than 397 days.	The Money Market Portfolio seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share.

As a money market fund, the Fund is subject to the maturity, liquidity, quality and diversification requirements of Rule 2a-7 under the 1940 Act, as amended, which are designed to help money market funds maintain a stable share price. These requirements include daily and weekly liquidity obligations and restrictions on investing in securities not rated in the highest credit-quality category for short-term securities.

Combined Prospectus/Information Statement

In choosing investments for the Fund, the portfolio managers consider such factors as:

•   The outlook for interest rates.

•   Buying and selling activity in the high quality, short-term securities market as a whole and/or for individual securities.

•   Current imbalances in the supply of high quality, short-term securities relative to demand.

•   The appropriateness of particular securities to the Fund’s objectives.

Although the portfolio managers strive to ensure that the Fund is diversified, from time to time they may concentrate the Fund’s assets in certain securities issued by U.S. banks, U.S. branches of foreign banks and foreign branches of U.S. banks, to the extent permitted under applicable Securities and Exchange Commission guidelines, if they believe it is in the best interest of the Fund’s shareholders.

The Fund’s investment adviser considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment adviser considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund’s overall investment objective. Credit management is where the investment adviser considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund’s overall investment objective.

Reorganization of U.S. Government Money Market Fund into the U.S. Government Portfolio

The investment objectives of the Acquired Fund and the Acquiring Fund are set forth below. The Acquiring Fund’s investment objective is fundamental and may only be changed upon the approval of the holders of a majority of the outstanding shares of the Acquiring Fund, while the Acquired Fund’s investment objective is non-fundamental and may be changed without shareholder approval. The Combined Fund will have the same investment objective as the Acquiring Fund.

Investment Objective

	Acquired Fund	Acquiring Fund
Investment Objective	To seek current income with liquidity and stability of principal.	To seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

Principal Investment Strategies

The Acquired Fund and the Acquiring Fund seek to achieve their investment objectives by using the principal investment strategies discussed below. The Funds’ principal investment strategies are similar; however, the U.S. Government Money Market Fund, under normal circumstances, will invest exclusively in short-term debt obligations issued or guaranteed by the U.S. Government, its agencies, authorities, enterprises or instrumentalities, whereas the U.S. Government Portfolio normally invests at least 80% of its net assets in such instruments. This discussion is qualified in its entirety by the more extensive discussion of principal investment strategies set forth in the prospectuses and statements of additional information of each Fund. The Combined Fund will have the same investment strategies as the Acquiring Fund.

Combined Prospectus/Information Statement

	HighMark U.S. Government Money Market Fund (Acquired Fund)	Daily Income Fund – U.S. Government Portfolio (Acquiring Fund)
Principal Investment Strategies	Under normal circumstances, the Fund invests exclusively in short-term debt obligations issued or guaranteed by the U.S. Government, its agencies, authorities, enterprises or instrumentalities (collectively, “government-sponsored entities”), such as the Federal Home Loan Mortgage Corp. (“Freddie Mac”) and the Federal National Mortgage Assn. (“Fannie Mae”). Some of these debt obligations may be subject to repurchase agreements. In certain cases, securities issued by government-sponsored entities may not be guaranteed or insured by the U.S. Government.	The U.S. Government Portfolio seeks to achieve its objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in short-term, marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, (“Government Securities”) with maturities of 397 days or less, and repurchase agreements which are collateralized by the foregoing securities. The U.S. Government Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this policy. The U.S. Government Portfolio may also invest in loan participation interests where the borrower is the U.S. Government or its agencies and instrumentalities.

	The Fund’s portfolio managers will maintain a dollar-weighted average maturity of the portfolio of 60 days or less, and a dollar-weighted average life to maturity of the portfolio of 120 days or less. In addition, each individual security in the portfolio, at the time of purchase, will have an effective maturity of no more than 397 days.	The U.S. Government Portfolio seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share.

As a money market fund, the Fund is subject to the maturity, liquidity, quality and diversification requirements of Rule 2a-7 under the 1940 Act, as amended, which are designed to help money market funds maintain a stable share price. These requirements include daily and weekly liquidity obligations and restrictions on investing in securities not rated in the highest credit-quality category for short-term securities.

In choosing investments for the Fund, the portfolio managers consider such factors as:

•   The outlook for interest rates.

•   Buying and selling activity in the U.S. Government securities market as a whole and/or for individual securities.

•   Imbalances in the supply of U.S. Government securities relative to demand.

•   The appropriateness of particular securities to the Fund’s objectives.

The Fund’s investment adviser considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment adviser considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund’s overall investment objective. Credit management is where the investment adviser considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund’s overall investment objective.

Combined Prospectus/Information Statement

Investment Restrictions and Limitations

A chart comparing all of the fundamental investment restrictions of the Acquiring Funds with those of the Acquired Funds is attached as Appendix B. Following the Reorganization, each Combined Fund will follow the investment restrictions and limitations of its respective Acquiring Fund.

Combined Prospectus/Information Statement

D.	COMPARISON OF PERFORMANCE

Reorganization of 100% U.S. Treasury Money Market Fund into the U.S. Treasury Portfolio

Set forth below is performance information for the Acquiring Fund and the Acquired Fund that provides some indication of the risks of investing in each Fund. The bar charts show how returns for each Fund’s shares have varied from calendar year to calendar year. The tables show the average annual total returns of each Fund’s shares for the one-year, five-year and ten-year (or since inception, if shorter) periods ended December 31, 2012.

Performance information is not available for the Acquiring Fund’s Fiduciary Shares or Investor Select Shares as these classes have not yet begun operations. As all of the classes of the Acquiring Fund’s shares are invested in the same portfolio of securities, the annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. The historical performance of the Retail Shares, which are not offered in this Combined Prospectus/Proxy Statement, is shown as the Fiduciary Shares and Investor Select Shares have not begun operations. The actual performance of the Fiduciary Shares and Investor Select Shares of the Acquiring Fund would have been higher than the Retail Shares’ performance due to their lower fees and expenses.

All returns reflect reinvested dividends. Past performance is not necessarily an indication of how the Acquired Fund or Acquiring Fund will perform in the future. Both the Acquired Fund and the Acquiring Fund have benefited from either contractual or voluntary fee waivers and reimbursements during various periods. In the absence of such waivers, the Funds’ performances would have been lower. The current 7-day yield for the Acquiring Fund may be obtained by calling the Acquiring Fund toll free at (800) 433-1918. The current 7-day yield for the Acquired Fund may be obtained by calling the Acquired Fund toll free at (800) 433-6884. Updated performance information is available at: www.reichandtang.com and www.highmarkfunds.com, respectively.

Combined Prospectus/Information Statement

Total Return Information for Periods Ended December 31, 2012

U.S. Treasury Portfolio (Acquiring Fund)

Annual returns of the Retail Shares of the U.S. Treasury Portfolio as of December 31 were as follows for each year shown:

As of March 31, 2013, the year to date return was 0.00%.

Highest Quarterly Return:	1.05%	Quarter ended March 31, 2007

Lowest Quarterly Return:	0.00%	Quarter ended December 31, 2011

Average Annual Total Returns for the Retail Shares of the U.S. Treasury Portfolio (for the periods ended December 31, 2012) were as follows:

	1 Year	5 Years	Since Inception (December 12, 2006)
Retail Shares of the U.S. Treasury Portfolio Return Before Taxes	0.01%	0.19%	0.84%

*	Fiduciary Shares and Investor Select Shares of the U.S. Treasury Portfolio have not yet commenced operations. The returns shown above are those of the Retail Shares of the U.S. Treasury Portfolio which are not offered in this Combined Prospectus/Proxy Statement. The Retail Shares, Fiduciary Shares and Investor Select Shares would have substantially similar returns because the shares are invested in the same portfolio of securities, however, annual returns of the Fiduciary Shares and Investor Select Shares would be higher than returns for Retail Shares because Retail Shares have higher fees and expenses.

Combined Prospectus/Information Statement

HighMark 100% U.S. Treasury Money Market Fund (Acquired Fund)

Annual returns for the Fiduciary Shares of HighMark 100% Treasury Money Market Fund as of December 31 were as follows for each year shown:

As of March 31, 2013, the year to date return was 0.00%.

Highest Quarterly Return:	1.14%	Quarter ended December 31, 2006
Lowest Quarterly Return:	0.00%	Quarter ended December 31, 2009

Average Annual Total Returns for the Fiduciary Shares of HighMark 100% U.S. Treasury Money Market Fund (for the periods ended December 31, 2012) was as follows:

	1 Year	5 Years	10 Years
HighMark 100% U.S. Treasury Money Market Fund – Fiduciary Shares Return Before Taxes	0.00%	0.22%	1.31%

Combined Prospectus/Information Statement

Reorganization of Treasury Plus Money Market Fund into the U.S. Treasury Portfolio

Set forth below is performance information for the Acquiring Fund and the Acquired Fund that provides some indication of the risks of investing in each Fund. The bar charts show how returns for each Fund’s shares have varied from calendar year to calendar year. The tables show the average annual total returns of each Fund’s shares for the one-year, five-year and ten-year (or since inception, if shorter) periods ended December 31, 2012.

Performance information is not available for the Acquiring Fund’s Fiduciary Shares or Investor Select Shares as these classes have not yet begun operations. As all of the classes of the Acquiring Fund’s shares are invested in the same portfolio of securities, the annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. The historical performance of the Retail Shares, which are not offered in this Combined Prospectus/Proxy Statement, is shown as the Fiduciary Shares and Investor Select Shares have not begun operations. The actual performance of the Fiduciary Shares and Investor Select Shares of the Acquiring Fund would have been higher than the Retail Shares’ performance due to their lower fees and expenses.

All returns reflect reinvested dividends. Past performance is not necessarily an indication of how the Acquired Fund or Acquiring Fund will perform in the future. Both the Acquired Fund and the Acquiring Fund have benefited from either contractual or voluntary fee waivers and reimbursements during various periods. In the absence of such waivers, the Funds’ performances would have been lower. The current 7-day yield for the Acquiring Fund may be obtained by calling the Acquiring Fund toll free at (800) 433-1918. The current 7-day yield for the Acquired Fund may be obtained by calling the Acquired Fund toll free at (800) 433-6884. Updated performance information is available at: www.reichandtang.com and www.highmarkfunds.com, respectively.

Combined Prospectus/Information Statement

Total Return Information for Periods Ended December 31, 2012

U.S. Treasury Portfolio (Acquiring Fund)

Annual returns of the Retail Shares of the U.S. Treasury Portfolio as of December 31 were as follows for each year shown:

As of March 31, 2013, the year to date return was 0.00%.

Highest Quarterly Return:	1.05%	Quarter ended March 31, 2007
Lowest Quarterly Return:	0.00%	Quarter ended December 31, 2011

Average Annual Total Returns for the Retail Shares of the U.S. Treasury Portfolio (for the periods ended December 31, 2012) were as follows:

	1 Year	5 Years	Since Inception (December 12, 2006)
Retail Shares of the U.S. Treasury Portfolio Return Before Taxes	0.01%	0.19%	0.84%

*	Fiduciary Shares and Investor Select Shares of the U.S. Treasury Portfolio have not yet commenced operations. The returns shown above are those of the Retail Shares of the U.S. Treasury Portfolio which are not offered in this Combined Prospectus/Proxy Statement. The Retail Shares, Fiduciary Shares and Investor Select Shares would have substantially similar returns because the shares are invested in the same portfolio of securities, however, annual returns of the Fiduciary Shares and Investor Select Shares would be higher than returns for Retail Shares because Retail Shares have higher fees and expenses.

Combined Prospectus/Information Statement

HighMark Treasury Plus Money Market Fund (Acquired Fund)

Annual returns for the Fiduciary Shares of HighMark Treasury Plus Money Market Fund as of December 31 were as follows for each year shown:

As of March 31, 2013, the year to date return was 0.00%.

Highest Quarterly Return:	0.06%	Quarter ended March 31, 2009
Lowest Quarterly Return:	0.00%	Quarter ended March 31, 2011

Average Annual Total Returns for the Fiduciary Shares of HighMark Treasury Plus Money Market Fund (for the periods ended December 31, 2012) was as follows:

	1 Year	Since Inception (August 14, 2008)
HighMark Treasury Plus Money Market Fund – Fiduciary Shares Return Before Taxes	0.00%	0.11%

Combined Prospectus/Information Statement

Reorganization of Diversified Money Market Fund into the Money Market Portfolio

Set forth below is performance information for the Acquiring Fund and the Acquired Fund that provides some indication of the risks of investing in each Fund. The bar charts show how returns for each Fund’s shares have varied from calendar year to calendar year. The tables show the average annual total returns of each Fund’s shares for the one-year, five-year and ten-year (or since inception, if shorter) periods ended December 31, 2012.

Performance information is not available for the Acquiring Fund’s Fiduciary Shares or Investor Select Shares as these classes have not yet begun operations. As all of the classes of the Acquiring Fund’s shares are invested in the same portfolio of securities, the annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. The historical performance of the Retail Shares, which are not offered in this Combined Prospectus/Proxy Statement, is shown as the Fiduciary Shares and Investor Select Shares have not begun operations. The actual performance of the Fiduciary Shares and Investor Select Shares of the Acquiring Fund would have been higher than the Retail Shares’ performance due to their lower fees and expenses.

All returns reflect reinvested dividends. Past performance is not necessarily an indication of how the Acquired Fund or Acquiring Fund will perform in the future. Both the Acquired Fund and the Acquiring Fund have benefited from either contractual or voluntary fee waivers and reimbursements during various periods. In the absence of such waivers, the Funds’ performances would have been lower. The current 7-day yield for the Acquiring Fund may be obtained by calling the Acquiring Fund toll free at (800) 433-1918. The current 7-day yield for the Acquired Fund may be obtained by calling the Acquired Fund toll free at (800) 433-6884. Updated performance information is available at: www.reichandtang.com and www.highmarkfunds.com, respectively.

Combined Prospectus/Information Statement

Money Market Portfolio (Acquiring Fund)

Annual returns of the Retail Shares of the Money Market Portfolio as of December 31 were as follows for each year shown:

As of March 31, 2013, the year to date return was 0.00%.

Highest Quarterly Return:	1.11%	Quarter ended September 30, 2007

Lowest Quarterly Return:	0.00%	Quarter ended September 30, 2009

Average Annual Total Returns for the Retail Shares of the Money Market Portfolio (for the periods ended December 31, 2012) were as follows:

	1 Year	5 Years	Since Inception (November 28, 2006)
Retail Shares of the Money Market Portfolio Return Before Taxes	0.01%	0.49%	1.18%

*	Fiduciary Shares and Investor Select Shares of the Money Market Portfolio have not yet commenced operations. The returns shown above are those of the Retail Shares of the Money Market Portfolio which are not offered in this Combined Prospectus/Proxy Statement. The Retail Shares, Fiduciary Shares and Investor Select Shares would have substantially similar returns because the shares are invested in the same portfolio of securities, however, annual returns of the Fiduciary Shares and Investor Select Shares would be higher than returns for Retail Shares because Retail Shares have higher fees and expenses.

Combined Prospectus/Information Statement

HighMark Diversified Money Market Fund (Acquired Fund)

Annual returns for the Fiduciary Shares of HighMark Diversified Money Market Fund as of December 31 were as follows for each year shown:

As of March 31, 2013, the year to date return was 0.01%.

Highest Quarterly Return:	1.26%	Quarter ended September 30, 2007

Lowest Quarterly Return:	0.01%	Quarter ended March 31, 2011

Average Annual Total Returns for the Fiduciary Shares of HighMark Diversified Money Market Fund (for the periods ended December 31, 2012) was as follows:

	1 Year	5 Years	10 Years
HighMark Diversified Money Market Fund – Fiduciary Shares Return Before Taxes	0.02%	0.72%	1.76%

Combined Prospectus/Information Statement

Reorganization of U.S. Government Money Market Fund into the U.S. Government Portfolio

Set forth below is performance information for the Acquiring Fund and the Acquired Fund that provides some indication of the risks of investing in each Fund. The bar charts show how returns for each Fund’s shares have varied from calendar year to calendar year. The tables show the average annual total returns of each Fund’s shares for the one-year, five-year and ten-year (or since inception, if shorter) periods ended December 31, 2012.

Performance information is not available for the Acquiring Fund’s Fiduciary Shares or Investor Select Shares as these classes have not yet begun operations. As all of the classes of the Acquiring Fund’s shares are invested in the same portfolio of securities, the annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. The historical performance of the Retail Shares, which are not offered in this Combined Prospectus/Proxy Statement, is shown as the Fiduciary Shares and Investor Select Shares have not begun operations. The actual performance of the Fiduciary Shares and Investor Select Shares of the Acquiring Fund would have been higher than the Retail Shares’ performance due to their lower fees and expenses.

All returns reflect reinvested dividends. Past performance is not necessarily an indication of how the Acquired Fund or Acquiring Fund will perform in the future. Both the Acquired Fund and the Acquiring Fund have benefited from either contractual or voluntary fee waivers and reimbursements during various periods. In the absence of such waivers, the Funds’ performances would have been lower. The current 7-day yield for the Acquiring Fund may be obtained by calling the Acquiring Fund toll free at (800) 433-1918. The current 7-day yield for the Acquired Fund may be obtained by calling the Acquired Fund toll free at (800) 433-6884. Updated performance information is available at: www.reichandtang.com and www.highmarkfunds.com, respectively.

Combined Prospectus/Information Statement

U.S. Government Portfolio (Acquiring Fund)

Annual returns of the Retail Shares of the U.S. Government Portfolio as of December 31 were as follows for each year shown:

As of March 31, 2013, the year to date return was 0.00%.

Highest Quarterly Return:	1.07%	Quarter ended June 30, 2007
Lowest Quarterly Return:	0.00%	Quarter ended September 30, 2011

Average Annual Total Returns for the Retail Shares of the U.S. Government Portfolio (for the periods ended December 31, 2012) were as follows:

	1 Year	5 Years	Since Inception (December 12, 2006)
Retail Shares of the U.S. Government Portfolio Return Before Taxes	0.01%	0.27%	0.94%

*	Fiduciary Shares and Investor Select Shares of the U.S. Government Portfolio have not yet commenced operations.

The returns shown above are those of the Retail Shares of the U.S. Government Portfolio which are not offered in this Combined Prospectus/Proxy Statement. The Retail Shares, Fiduciary Shares and Investor Select Shares would have substantially similar returns because the shares are invested in the same portfolio of securities, however, annual returns of the Fiduciary Shares and Investor Select Shares would be higher than returns for Retail Shares because Retail Shares have higher fees and expenses.

Combined Prospectus/Information Statement

HighMark U.S. Government Money Market Fund (Acquired Fund)

Annual returns for the Fiduciary Shares of HighMark U.S. Government Money Market Fund as of December 31 were as follows for each year shown:

As of March 31, 2013, the year to date return was 0.00%.

Highest Quarterly Return:	1.22%	Quarter ended December 31, 2006
Lowest Quarterly Return:	0.00%	Quarter ended June 30, 2011

Average Annual Total Returns for the Fiduciary Shares of HighMark U.S. Government Money Market Fund (for the periods ended December 31, 2012) was as follows:

	1 Year	5 Years	10 Years
HighMark U.S. Government Money Market Fund – Fiduciary Shares Return Before Taxes	0.00%	0.49%	1.59%

Combined Prospectus/Information Statement

E.	DISTRIBUTION

The Investor Select Shares and Fiduciary Shares of the Acquiring Funds charge a Rule 12b-1 fee of 0.60% and 0.35%, respectively. The Class A, Class B, Class C and Class S shares of the Acquired Funds charge a Rule 12b-1 fee of 0.25%, 0.75%, 0.75% and 0.55%, respectively, whereas the Fiduciary Shares of the Acquired Funds does not have a Rule 12b-1 fee. Therefore, shareholders of Class A and Class S shares of the Acquired Funds will pay a higher Rule 12b-1 fee as shareholders of the Acquiring Funds, shareholders of Class B and Class C shares will pay a lower Rule 12b-1 fee as shareholders of the Acquiring Funds, and shareholders of Fiduciary Shares of the Acquired Funds will now pay a Rule 12b-1 fee as shareholders of the Acquiring Funds. In addition, Class A, Class B and Fiduciary Shares of the Acquired Funds pay a 0.25% shareholder servicing fee to certain affiliated service providers. Fiduciary Shares and Investor Select Shares of the Acquiring Funds pay a shareholder servicing fee of 0.25%. The Acquiring Fund does not have an additional shareholder servicing fee outside of the Rule 12b-1 fee.

Union Bank, N.A. (“UB”) and Union Banc Investment Services (“UBIS”) currently may receive shareholder servicing fees or other compensation from the Acquired Funds, and if the reorganization with respect to an Acquired Fund is approved, UB and UBIS may continue to receive shareholder servicing fees or other compensation from the Acquiring Funds’ distributor for services performed for clients of UB and UBIS. For the first two years after a reorganization, the fees paid to UB and UBIS may be up to 0.25% of the net assets of any Fiduciary Shares of such Acquiring Fund and up to 0.50% of the net assets of any Investor Select Shares of such Acquiring Fund that are held by clients of UB or UBIS. After that period, UB and UBIS may receive fees up to 0.66% of the net assets of the Acquiring Funds that are held by clients of UB or UBIS for shareholder servicing or other services from the Acquiring Funds’ distributor.

If a reorganization is approved by shareholders of the Acquired Fund, all shareholders of the Acquired Fund as of the closing will automatically be invested in the corresponding Acquiring Fund, without further shareholder action. However, a shareholder may direct at any time the sale of their account's shares in any Acquired Fund before a reorganization or any Acquiring Fund after a reorganization (if it occurs) in accordance with their account's governing documents. If a shareholders account is using the Money Market Mutual Fund Sweep service (“sweep”), you may either change the sweep vehicle, discontinue the sweep service, or instruct sale of the shares of the Acquired Fund or Acquiring Fund, as applicable.

If a reorganization is approved by shareholders of an Acquired Fund and shares of such Acquired Fund are held by a shareholder at the closing of such reorganization, such shareholder will be deemed to have consented to their continued holding of the corresponding Acquiring Fund shares and the payment of shareholder servicing fees or other compensation to UB or its affiliates as disclosed above, until such shareholder direct the sale of their account's Acquiring Fund shares or changes or discontinues such shareholder’s sweep service. Shareholders that hold an Acquired Fund as a sweep option in a UBIS account may also receive a separate notice from UBIS to the extent required by applicable FINRA Rules.

See “Distribution Arrangements” in Appendix D for more information about the Acquiring Funds.

Acquired Fund

The Acquired Funds’ distributor is HighMark Funds Distributors, LLC (formerly known as HighMark Funds Distributors, Inc.) (the “Distributor”), located at 899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, Pennsylvania 19312. The Distributor is a wholly-owned subsidiary of Foreside Distributors, LLC (formerly known as BNY Mellon Distributors LLC). The Distributor serves as the principal underwriter of the Funds’ shares pursuant to an underwriting agreement with the Funds. Pursuant to the terms of the underwriting agreement, the Distributor is granted the right to facilitate the distribution of the shares of the Acquired Funds as agent for the Acquired Funds.

Acquiring Fund

The Acquiring Funds’ distributor is Reich & Tang Distributors, Inc. (“RTD”), a Delaware corporation with principal offices at 1411 Broadway, 28th Floor, New York, NY 10018, an affiliate of RTAM. Under a distribution agreement, RTD, as agent for the Funds, will solicit orders for the purchase of the Funds’ Investor Select Shares and Fiduciary Shares, provided that any subscriptions and orders will not be binding on the Funds until accepted by the Funds as principal.

F.	PURCHASE AND REDEMPTION PROCEDURES

Both the Acquiring Funds and the Acquired Funds offer their shares for purchase at the next NAV calculated after your purchase request is received in good order. The 100% Treasury Money Market Fund calculates its NAV as of 3:00 p.m., Eastern time, every business day and the Diversified Money Market Fund, Treasury Plus Money Market Fund and U.S. Government Money Market Fund calculate their NAV as of 4:30 p.m., Eastern time, every business day, while the Acquiring Funds calculates their NAV as of 4:00 p.m., Eastern time, every business day.

Combined Prospectus/Information Statement

Minimum Investments. The minimum initial investment for the Investor Select Shares and Fiduciary Shares of the Acquiring Funds is $5,000 and $10,000, respectively. The minimum amount for subsequent investments is $100. RTAM may waive any minimum purchase requirements. Purchase minimums for Fiduciary Shares of the Acquired Funds generally are $1,000 for initial purchases and $100 for additional purchases (minimums may be reduced or waived for certain types of investors or in HighMark Funds’ sole discretion).

Purchase minimums for Class A Shares and Class C Shares of the Acquired Funds generally are $1,000 for initial purchases and $100 for additional purchases (minimums may be reduced or waived for certain types of investors or in HighMark Funds’ sole discretion).

Class B Shares of the Acquired Funds are closed to purchases and are only available to existing investors, either through reinvestment of dividends on Class B Shares or through exchange of Class B Shares of another HighMark Fund.

Class S Shares of the Acquired Funds are designed to provide convenience through automatic investment of uninvested cash balances of those investors in Union Bank, N.A.’s Corporate Sweep service. If you participate in the sweep service, you may choose a fund as your “primary fund” and uninvested cash balances in your account will be automatically invested in Class S Shares of your primary fund, according to the terms and conditions of your account agreement with Union Bank, N.A. Class S Shares of a primary fund also will be sold to cover any negative cash balance in your account, according to the terms and conditions of your account agreement.

Redemption Information

Shares of the Funds are redeemed at a price equal to the NAV next determined after the applicable Fund’s transfer agent receives a redemption request in good order. A redemption request cannot be processed on days the New York Stock Exchange is closed.

The Acquired Funds may redeem shares held in an account if the total value of the account drops below the minimum initial purchase amount for any reason other than market fluctuation. Before the Acquired Funds exercise their right to redeem your account, an Acquired Fund will notify you in writing at least 60 days in advance to give you time to bring your account balance up to or above the minimum. The Acquiring Funds may redeem shares in an account if the total value of the account after a withdrawal falls below $500. Written notice of a proposed mandatory redemption will be given at least 30 days in advance to any shareholder whose account is to be redeemed or, alternatively the Acquiring Funds may impose a monthly service charge of $10 on such accounts which does not require prior written notice.

Additional shareholder account information for the Acquired Funds is available in their prospectuses, which are incorporated by reference. Additional shareholder information for the Acquiring Funds is provided in Appendix D.

G.	SUMMARY OF PRINCIPAL INVESTMENT RISKS

Reorganization of 100% U.S. Treasury Money Market Fund into the U.S. Treasury Portfolio

While the presentation of principal investment risks for the Acquired Fund and Acquiring Fund differ in their respective prospectuses, the Acquired Fund and the Acquiring Fund have similar risks; however, the Acquiring Fund has additional risks associated with its ability to invest up to 20% of its net assets in securities other than U.S. Treasury Securities. This discussion is qualified in its entirety by the more extensive discussion of risk factors set forth in the prospectuses and statements of additional information of each Fund. The Combined Fund will have the same risks as the Acquiring Fund.

Acquired Fund

The Acquired Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Acquired Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Acquired Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Acquired Fund.

Interest Rate Risk: The possibility that the value of the Acquired Fund’s investments will decline due to an increase in interest rates or that the Acquired Fund’s yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Acquired Fund’s investments, the greater its interest rate risk. In addition, a low interest rate environment may result in the Acquired Fund being unable to pay expenses out of its assets and may impact the Acquired Fund’s ability to maintain a stable net asset value of $1.00 per share.

Combined Prospectus/Information Statement

Market Risk: The possibility that the Acquired Fund’s security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Acquired Fund’s security holdings will tend to increase or decrease in response to these movements.

The Acquired Fund may also be subject to liquidity risk, leverage risk, credit risk, zero coupon risk and prepayment/call risk. These risks are discussed in more detail in the Acquired Fund’s prospectuses.

Acquiring Fund

•	Although the Acquiring Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Acquiring Fund.

•	The value of the Acquiring Fund’s shares and the securities held by the Acquiring Fund can each decline in value.

•	The amount of income the Acquiring Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Acquiring Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

•

The U.S. Treasury Portfolio’s investment policy of only investing in U.S. Treasury obligations and other obligations that are issued or guaranteed by the United States Government (including repurchase agreements), while minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments.

These risks are discussed in more detail in the Acquiring Fund’s prospectuses.

Reorganization of Treasury Plus Money Market Fund into the U.S. Treasury Portfolio

While the presentation of principal investment risks for the Acquired Fund and Acquiring Fund differ in their respective prospectuses, the Acquired Fund and the Acquiring Fund have similar risks. This discussion is qualified in its entirety by the more extensive discussion of risk factors set forth in the prospectuses and statements of additional information of each fund. Following the Reorganization, the Combined Fund will have the same risks as the Acquiring Fund.

Acquired Fund

The Acquired Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Acquired Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Acquired Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Acquired Fund.

Interest Rate Risk: The possibility that the value of the Acquired Fund’s investments will decline due to an increase in interest rates or that the Acquired Fund’s yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund’s investments, the greater its interest rate risk. In addition, a low interest rate environment may result in the Fund being unable to pay expenses out of its assets and may impact the Acquired Fund’s ability to maintain a stable net asset value of $1.00 per share.

Market Risk: The possibility that the Acquired Fund’s security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Acquired Fund’s security holdings will tend to increase or decrease in response to these movements.

Leverage Risk: The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often created by investing in derivatives, but it may be inherent in other types of securities as well.

Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security’s credit rating, the higher its credit risk.

Counterparty Risk: The risk that the counterparty to a repurchase agreement may not fulfill its obligation under the repurchase agreement. The Acquired Fund’s income and the value of the Acquired Fund’s investments could decline as a result.

Liquidity Risk: The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of the Acquired Fund.

The Acquired Fund may also be subject to political risk, foreign investment risk, prepayment/call risk, management risk, government-sponsored entities risk, and zero coupon risk. These risks are discussed in more detail in the Acquired Fund’s prospectuses.

Combined Prospectus/Information Statement

Acquiring Fund

•	Although the Acquiring Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Acquiring Fund.

•	The value of the Acquiring Fund’s shares and the securities held by the Acquiring Fund can each decline in value.

•	The amount of income the Acquiring Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Acquiring Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

•

The U.S. Treasury Portfolio’s investment policy of only investing in U.S. Treasury obligations and other obligations that are issued or guaranteed by the United States Government (including repurchase agreements), while minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments.

These risks are discussed in more detail in the Acquiring Fund’s prospectuses.

Reorganization of Diversified Money Market Fund into the Money Market Portfolio

While the presentation of principal investment risks for the Acquired Fund and Acquiring Fund differ in their respective prospectuses, the Acquired Fund and the Acquiring Fund have similar risks. This discussion is qualified in its entirety by the more extensive discussion of risk factors set forth in the prospectuses and statements of additional information of each fund. Following the Reorganization, the Combined Fund will have the same risks as the Acquiring Fund.

Acquired Fund

The Acquired Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Acquired Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Acquired Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Acquired Fund.

Interest Rate Risk: The possibility that the value of the Acquired Fund’s investments will decline due to an increase in interest rates or that the Acquired Fund’s yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund’s investments, the greater its interest rate risk. In addition, a low interest rate environment may result in the Fund being unable to pay expenses out of its assets and may impact the Acquired Fund’s ability to maintain a stable net asset value of $1.00 per Share.

Market Risk: The possibility that the Acquired Fund’s security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Acquired Fund’s security holdings will tend to increase or decrease in response to these movements.

Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security’s credit rating, the higher its credit risk.

Counterparty Risk: The risk that the counterparty to a repurchase agreement may not fulfill its obligation under the repurchase agreement. The Acquired Fund’s income and the value of the Acquired Fund’s investments could decline as a result.

Liquidity Risk: The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of the Acquired Fund.

The Acquired Fund may also be subject to prepayment/call risk, regulatory risk, political risk, foreign investment risk, management risk, derivatives risk, leverage risk, hedging risk, tax risk, government-sponsored entities risk, and zero coupon risk. These risks are discussed in more detail in the Acquired Fund’s prospectuses.

Acquiring Fund

•	Although the Acquiring Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Acquiring Fund.

•	The value of the Acquiring Fund’s shares and the securities held by the Acquiring Fund can each decline in value.

•	The amount of income the Acquiring Fund generates will vary with changes in prevailing interest rates.

•	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

•	An investment in the Acquiring Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

Combined Prospectus/Information Statement

•

The Money Market Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers. Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

These risks are discussed in more detail in the Acquiring Fund’s prospectuses.

Reorganization of U.S. Government Money Market Fund into the U.S. Government Portfolio

While the presentation of principal investment risks for the Acquired Fund and Acquiring Fund differ in their respective prospectuses, the Acquired Fund and the Acquiring Fund have similar risks. This discussion is qualified in its entirety by the more extensive discussion of risk factors set forth in the prospectuses and statements of additional information of each fund. Following the Reorganization, the Combined Fund will have the same risks as the Acquiring Fund.

Acquired Fund

The Acquired Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Acquired Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Acquired Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Acquired Fund.

Interest Rate Risk: The possibility that the value of the Acquired Fund’s investments will decline due to an increase in interest rates or that the Acquired Fund’s yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund’s investments, the greater its interest rate risk. In addition, a low interest rate environment may result in the Fund being unable to pay expenses out of its assets and may impact the Acquired Fund’s ability to maintain a stable net asset value of $1.00 per share.

Market Risk: The possibility that the Acquired Fund’s security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Acquired Fund’s security holdings will tend to increase or decrease in response to these movements.

Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security’s credit rating, the higher its credit risk.

Counterparty Risk: The risk that the counterparty to a repurchase agreement may not fulfill its obligation under the repurchase agreement. The Acquired Fund’s income and the value of the Acquired Fund’s investments could decline as a result.

Government-Sponsored Entities Risk: The securities in which the Acquired Fund invests that are issued by government-sponsored entities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing entity.

Liquidity Risk: The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of the Acquired Fund.

The Acquired Fund may also be subject to political risk, foreign investment risk, prepayment/call risk, management risk, derivatives risk, leverage risk, hedging risk, and zero coupon risk. These risks are discussed in more detail in the Acquired Fund’s prospectuses.

Acquiring Fund

•	Although the Acquiring Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Acquiring Fund.

•	The value of the Acquiring Fund’s shares and the securities held by the Acquiring Fund can each decline in value.

•	The amount of income the Acquiring Fund generates will vary with changes in prevailing interest rates.

•	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

•	An investment in the Acquiring Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

•

The U.S. Government Portfolio is exposed to the credit risk of the institutions that issue Government Securities. Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or

Combined Prospectus/Information Statement

principal. Any failure to make such payments could adversely affect the value of the security and your investment in the Acquiring Fund.

These risks are discussed in more detail in the Acquiring Fund’s prospectuses.

H.	ADDITIONAL INFORMATION RELATING TO THE INVESTMENT STRATEGIES OF THE ACQUIRING FUNDS AND THE ACQUIRED FUNDS

Reorganization of 100% U.S. Treasury Money Market Fund into the U.S. Treasury Portfolio

Additional Information Related to the Investment Strategies for the Acquiring Fund

In order to maintain a share price of $1.00, the Fund must comply with certain industry regulations. The Fund will only invest in securities which are denominated in United States dollars. Other regulations pertain to the maturity and credit quality of the securities in which the Fund may invest. The Fund will only invest in securities which have, or are deemed to have, a remaining maturity of 397 days or less. Also, the average maturity for all securities contained in the Fund, on a dollar-weighted basis, will be 60 days or less.

The average life for all securities contained in the Fund, on a dollar-weighted basis, and considered as a whole, will be 120 days or less. The average life calculation differs from the average maturity calculation discussed above because the average maturity calculation allows the Fund to deem a security to have a shorter maturity date because of an interest rate readjustment. The average life calculation does not shorten the maturity date because of an interest rate readjustment, but instead is based on a security’s stated final maturity or, when relevant, the date of the next demand feature when the fund may receive payment of principal and interest (such as a put feature).

The Fund will not acquire any security other than a Daily Liquid Asset (as defined below) if, immediately after the acquisition, the Fund would have invested less than 10% of its total assets in Daily Liquid Assets. As defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), currently Daily Liquid Assets include (i) cash; (ii) direct obligations of the U.S. Government; or securities that will mature or are subject to a demand feature that is exercisable and payable within one business day (collectively, “Daily Liquid Assets”).

The Fund will not acquire any security other than a Weekly Liquid Asset (as defined below) if, immediately after the acquisition, the Fund would have invested less than 30% of its total assets in Weekly Liquid Assets. As defined in Rule 2a-7 under the 1940 Act, currently Weekly Liquid Assets include (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities that are issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress that (A) are issued at a discount to the principal amount to be repaid at maturity; and (B) have a remaining maturity date of 60 days or less; or (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days (collectively, “Weekly Liquid Assets”). The Fund may maintain a higher percentage of its total assets in Daily Liquid Assets or Weekly Liquid Assets if determined to be appropriate by the Fund’s Board of Trustees.

The Fund will only invest in either securities which have been rated (or whose issuers have been rated) in the highest short-term rating category by nationally recognized statistical rating organizations, or in unrated securities but which have been determined by the Fund’s investment adviser to be of comparable quality.

The Fund shall invest not more than 5% of its total assets in securities issued by a single issuer, except for U.S. Government obligations. With respect to 75% of its total assets, each Portfolio shall invest not more than 10% of its total assets in securities backed by a demand feature or guarantee from the same institution, except for U.S. Government obligations.

The Fund’s investment adviser considers the following factors when buying and selling securities for the Fund: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment adviser considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund’s overall investment objective. Credit management is where the investment adviser considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund’s overall investment objective. The Fund may hold uninvested cash reserves pending investment and reserves the right to borrow up to 10% of the Fund’s total assets from banks for temporary purposes.

As a temporary defensive measure the Fund may, from time to time, invest in securities that are inconsistent with its principal investment strategies or remain uninvested in an attempt to respond to adverse market, economic, political or other conditions as determined by the Fund’s investment adviser. Such a temporary defensive position may cause the Fund to not achieve its investment objective.

Under normal market circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Treasury Obligations with maturities of 397 days or less and repurchase agreements which are collateralized by U.S.

Combined Prospectus/Information Statement

Treasury Obligations. Up to 20% of the Fund’s net assets may be invested in other United States Government obligations and repurchase agreements which are collateralized by such U.S. Government obligations. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

The Fund will enter into repurchase agreements for inclusion in the Fund only if the instruments serving as collateral for the agreements are eligible for inclusion in the Fund. The Fund’s investments may include the following securities:

(i)	United States Treasury Obligations: Obligations issued by the full faith and credit of the United States. U.S. Treasury Obligations include bills, notes and bonds, which principally differ only in their interest rates, maturities and time of issuance.

(ii)	Repurchase Agreements: The Fund may enter into repurchase agreements which are collateralized by U.S. Treasury Obligations. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

(iii)	Other United States Government Obligations: Marketable securities and instruments issued or guaranteed by the full faith and credit of the United States Government. Such obligations include obligations of the Federal Housing Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the General Services Administration and the Maritime Administration.

(iv)	Other Repurchase Agreements: The Fund may enter into repurchase agreements which are collateralized by obligations issued or guaranteed by the U.S. Government. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

The investment policies of the Fund may produce a lower yield than a policy of investing in other types of instruments.

For a more detailed description of (i) the securities in which the Fund will invest, (ii) fundamental investment restrictions, and (iii) industry regulations governing credit quality and maturity, please refer to the Statement of Additional Information.

Additional Information Related to the Investment Strategies for the Acquired Fund

In addition to the principal investment strategies discussed above in the table, the Acquired Fund may invest in the following types of securities: illiquid securities, restricted securities, U.S. Treasury obligations, when-issued securities and forward commitments and zero-coupon debt obligations. Additional information about these types of securities can be found in the Acquired Fund’s prospectuses and Statement of Additional Information.

Reorganization of Treasury Plus Money Market Fund into the U.S. Treasury Portfolio

Additional Information Related to the Investment Strategies for the Acquiring Fund

In order to maintain a share price of $1.00, the Fund must comply with certain industry regulations. The Fund will only invest in securities which are denominated in United States dollars. Other regulations pertain to the maturity and credit quality of the securities in which the Fund may invest. The Fund will only invest in securities which have, or are deemed to have, a remaining maturity of 397 days or less. Also, the average maturity for all securities contained in the Fund, on a dollar-weighted basis, will be 60 days or less.

The average life for all securities contained in the Fund, on a dollar-weighted basis, and considered as a whole, will be 120 days or less. The average life calculation differs from the average maturity calculation discussed above because the average maturity calculation allows the Fund to deem a security to have a shorter maturity date because of an interest rate readjustment. The average life calculation does not shorten the maturity date because of an interest rate readjustment, but instead is based on a security’s stated final maturity or, when relevant, the date of the next demand feature when the fund may receive payment of principal and interest (such as a put feature).

The Fund will not acquire any security other than a Daily Liquid Asset if, immediately after the acquisition, the Fund would have invested less than 10% of its total assets in Daily Liquid Assets. As defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), currently Daily Liquid Assets include (i) cash; (ii) direct obligations of the U.S. Government; or securities that will mature or are subject to a demand feature that is exercisable and payable within one business day (collectively, “Daily Liquid Assets”).

The Fund will not acquire any security other than a Weekly Liquid Asset if, immediately after the acquisition, the Fund would have invested less than 30% of its total assets in Weekly Liquid Assets. As defined in Rule 2a-7 under the 1940 Act, currently Weekly Liquid Assets include (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities that are issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress that (A) are issued at a discount to the principal amount to be repaid at maturity; and (B) have a remaining maturity date of

Combined Prospectus/Information Statement

60 days or less; or (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days (collectively, “Weekly Liquid Assets”). The Fund may maintain a higher percentage of its total assets in Daily Liquid Assets or Weekly Liquid Assets if determined to be appropriate by the Fund’s Board of Trustees.

The Fund will only invest in either securities which have been rated (or whose issuers have been rated) in the highest short-term rating category by nationally recognized statistical rating organizations, or in unrated securities but which have been determined by the Fund’s investment adviser to be of comparable quality.

The Fund shall invest not more than 5% of its total assets in securities issued by a single issuer, except for U.S. Government obligations. With respect to 75% of its total assets, each Portfolio shall invest not more than 10% of its total assets in securities backed by a demand feature or guarantee from the same institution, except for U.S. Government obligations.

The Fund’s investment adviser considers the following factors when buying and selling securities for the Fund: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment adviser considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund’s overall investment objective. Credit management is where the investment adviser considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund’s overall investment objective. The Fund may hold uninvested cash reserves pending investment and reserves the right to borrow up to 10% of the Fund’s total assets from banks for temporary purposes.

As a temporary defensive measure the Fund may, from time to time, invest in securities that are inconsistent with its principal investment strategies or remain uninvested in an attempt to respond to adverse market, economic, political or other conditions as determined by the Fund’s investment adviser. Such a temporary defensive position may cause the Fund to not achieve its investment objective.

Under normal market circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Treasury Obligations with maturities of 397 days or less and repurchase agreements which are collateralized by U.S. Treasury Obligations. Up to 20% of the Fund’s net assets may be invested in other United States Government obligations and repurchase agreements which are collateralized by such U.S. Government obligations. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

The Fund will enter into repurchase agreements for inclusion in the Fund only if the instruments serving as collateral for the agreements are eligible for inclusion in the Fund. The Fund’s investments may include the following securities:

(i)	United States Treasury Obligations: Obligations issued by the full faith and credit of the United States. U.S. Treasury Obligations include bills, notes and bonds, which principally differ only in their interest rates, maturities and time of issuance.

(ii)	Repurchase Agreements: The Fund may enter into repurchase agreements which are collateralized by U.S. Treasury Obligations. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

(iii)	Other United States Government Obligations: Marketable securities and instruments issued or guaranteed by the full faith and credit of the United States Government. Such obligations include obligations of the Federal Housing Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the General Services Administration and the Maritime Administration.

(iv)	Other Repurchase Agreements: The Fund may enter into repurchase agreements which are collateralized by obligations issued or guaranteed by the U.S. Government. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

The investment policies of the Fund may produce a lower yield than a policy of investing in other types of instruments.

For a more detailed description of (i) the securities in which the Fund will invest, (ii) fundamental investment restrictions, and (iii) industry regulations governing credit quality and maturity, please refer to the Statement of Additional Information.

Additional Information Related to the Investment Strategies for the Acquired Fund

In addition to the principal investment strategies discussed above in the table, the Acquired Fund may invest in the following types of securities or employ the following investment techniques: bonds, commercial paper, demand notes, illiquid securities, investment company securities, repurchase agreements, restricted securities, reverse repurchase agreements, securities lending, U.S. Government-Sponsored Entity securities, U.S. Treasury obligations, variable and floating rate instruments, when-issued securities and forward commitments and zero-coupon debt obligations. Additional information about these types of securities and investment techniques can be found in the Acquired Fund’s prospectuses and Statement of Additional Information.

Combined Prospectus/Information Statement

Reorganization of Diversified Money Market Fund into the Money Market Portfolio

Additional Information Related to the Investment Strategies for the Acquiring Fund

In order to maintain a share price of $1.00, the Fund must comply with certain industry regulations. The Fund will only invest in securities which are denominated in United States dollars. Other regulations pertain to the maturity and credit quality of the securities in which the Fund may invest. The Fund will only invest in securities which have, or are deemed to have, a remaining maturity of 397 days or less. Also, the average maturity for all securities contained in the Fund, on a dollar-weighted basis, will be 60 days or less. The maturities of variable rate demand instruments held in the Fund will be deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The average life for all securities contained in the Fund, on a dollar-weighted basis, and considered as a whole, will be 120 days or less. The average life calculation differs from the average maturity calculation discussed above because the average maturity calculation allows the Fund to deem a security to have a shorter maturity date because of an interest rate readjustment. The average life calculation does not shorten the maturity date because of an interest rate readjustment, but instead is based on a security’s stated final maturity or, when relevant, the date of the next demand feature when the fund may receive payment of principal and interest (such as a put feature).

With respect to the Fund, the Fund will not acquire any security other than a Daily Liquid Asset if, immediately after the acquisition, the Fund would have invested less than 10% of its total assets in Daily Liquid Assets. As defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), currently Daily Liquid Assets include (i) cash; (ii) direct obligations of the U.S. Government; or securities that will mature or are subject to a demand feature that is exercisable and payable within one business day (collectively, “Daily Liquid Assets”).

The Fund will not acquire any security other than a Weekly Liquid Asset if, immediately after the acquisition, the Fund would have invested less than 30% of its total assets in Weekly Liquid Assets. As defined in Rule 2a-7 under the 1940 Act, currently Weekly Liquid Assets include (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities that are issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress that (A) are issued at a discount to the principal amount to be repaid at maturity; and (B) have a remaining maturity date of 60 days or less; or (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days (collectively, “Weekly Liquid Assets”). The Fund may maintain a higher percentage of its total assets in Daily Liquid Assets or Weekly Liquid Assets if determined to be appropriate by the Fund’s Board of Trustees.

The Fund will only invest in either securities which have been rated (or whose issuers have been rated) in the highest short-term rating category by nationally recognized statistical rating organizations, or in unrated securities but which have been determined by the Fund’s investment adviser to be of comparable quality.

The Fund shall invest not more than 5% of its total assets in securities issued by a single issuer, except for U.S. Government obligations. With respect to 75% of its total assets, the Fund shall invest not more than 10% of its total assets in securities backed by a demand feature or guarantee from the same institution, except for U.S. Government obligations.

The Fund’s investment adviser considers the following factors when buying and selling securities for the Fund: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment adviser considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund’s overall investment objective. Credit management is where the investment adviser considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund’s overall investment objective. The Fund may hold uninvested cash reserves pending investment and reserves the right to borrow up to 10% of the Fund’s total assets from banks for temporary purposes.

As a temporary defensive measure the Fund may, from time to time, invest in securities that are inconsistent with its principal investment strategies or remain uninvested in an attempt to respond to adverse market, economic, political or other conditions as determined by the Fund’s investment adviser. Such a temporary defensive position may cause the Fund to not achieve its investment objective.

The Fund intends to attain its investment objective through investments in the following securities:

(i)	United States Government Securities: The Fund may purchase short-term obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. These obligations include issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of certain agencies and instrumentalities established under the authority of an act of Congress. Some of these securities are supported by the full faith and credit of the United States, others are supported by the right of the issuer to borrow from the United States Treasury, and still others are supported only by the credit of the agency or instrumentality.

Combined Prospectus/Information Statement

(ii)	Domestic and Foreign Bank Obligations: The Fund may purchase securities issued by foreign governments, or any of their political subdivisions or agencies or instrumentalities, certificates of deposit, time deposits and bankers’ acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks. Certificates of deposit are certificates representing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a bank for a specified period of time (in no event longer than seven days) at a stated interest rate. Time deposits purchased by the Fund will not benefit from insurance from the FDIC. Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer.

The Fund limits its investments in obligations of domestic banks, foreign branches of domestic banks and foreign subsidiaries of domestic banks to banks having total assets in excess of one billion dollars or the equivalent in other currencies. The Fund limits its investments in obligations of domestic and foreign branches of foreign banks to dollar denominated obligations of such banks which at the time of investment have more than $5 billion, or the equivalent in other currencies, in total assets. These investments must also meet the quality criteria discussed above.

The Fund generally limits investments in bank instruments to (a) those which are fully insured as to principal by the FDIC or (b) those issued by banks which at the date of their latest public reporting have total assets in excess of $1.5 billion. However, the total assets of a bank will not be the sole factor determining the Fund’s investment decisions and the Fund may invest in bank instruments issued by institutions which the investment adviser believes present minimal credit risks.

The Fund may purchase U.S. dollar-denominated obligations issued by foreign branches of domestic banks or foreign branches of foreign banks (“Eurodollar” obligations) and domestic branches of foreign banks (“Yankee dollar” obligations). The Fund will limit its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 25% of its total assets at the time of purchase, provided that there is no limitation on the Fund’s investments in (a) Eurodollar obligations, if the domestic parent of the foreign branch issuing the obligations is unconditionally liable in the event that the foreign branch fails to pay on the Eurodollar obligation for any reason; and (b) Yankee dollar obligations, if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks. Eurodollar, Yankee dollar and other foreign bank obligations include time deposits, which are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate. The Fund will limit its purchases of time deposits to those which mature in seven days or less, and will limit its purchases of time deposits maturing in two to seven days to 10% of the Fund’s total assets at the time of purchase.

Eurodollar and other foreign obligations involve special investment risks, including the possibility that (i) liquidity could be impaired because of future political and economic developments, (ii) the obligations may be less marketable than comparable domestic obligations of domestic issuers, (iii) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, (iv) deposits may be seized or nationalized, (v) foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations, (vi) the selection of foreign obligations may be more difficult because there may be less information publicly available concerning foreign issuers, (vii) there may be difficulties in enforcing a judgment against a foreign issuer or (viii) the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by United States Government agencies or instrumentalities.

(iii)	Variable Amount Master Demand Notes: The Fund may purchase variable amount master demand notes. These instruments are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the quality criteria discussed above. The interest rate on a variable amount master demand note is periodically adjusted according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal and interest upon notice not exceeding five business or seven calendar days.

(iv)	Loan Participation Interests: The Fund may purchase participation interests in loans extended by banks to companies, provided that both such banks and such companies meet the quality standards applicable to bank instruments as set forth above. Loan participation interests typically represent direct participation in a loan to a corporate borrower, and are generally offered by banks or other financial institutions or lending syndicates. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower, and may assume the credit risk associated with an interposed bank or other financial intermediary.

(v)	Commercial Paper and Certain Debt Obligations: The Fund may purchase commercial paper or similar debt obligations. Commercial paper is generally considered to be short-term unsecured debt of corporations.

(vi)	Repurchase Agreements: The Fund may enter into repurchase agreements provided that the instruments serving as collateral for the agreements are eligible for inclusion in the Fund. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

Combined Prospectus/Information Statement

For a more detailed description of (i) the securities in which the Fund will invest, (ii) fundamental investment restrictions, and (iii) industry regulations governing credit quality and maturity, please refer to the Statement of Additional Information.

Additional Information Related to the Investment Strategies for the Acquired Fund

In addition to the principal investment strategies discussed above in the table, the Acquired Fund may invest in the following types of securities or employ the following investment techniques: asset-backed securities, bankers’ acceptances, bonds, certificates of deposit, commercial paper, demand notes, derivatives, foreign securities, illiquid securities, investment company securities, mortgage-backed securities, municipal securities, repurchase agreements, restricted securities, reverse repurchase agreement, securities lending, time deposits, treasury receipts, U.S. Government-Sponsored Entity securities, U.S. Treasury obligations, variable amount master demand notes, variable and floating rate instruments, when-issued securities and forward commitments, Yankee bonds and similar debt obligations and zero-coupon debt obligations. Additional information about these types of securities and investment techniques can be found in the Acquired Fund’s prospectuses and Statement of Additional Information.

Reorganization of U.S. Government Money Market Fund into the U.S. Government Portfolio

Additional Information Related to the Investment Strategies for the Acquiring Fund

In order to maintain a share price of $1.00, the Fund must comply with certain industry regulations. The Fund will only invest in securities which are denominated in United States dollars. Other regulations pertain to the maturity and credit quality of the securities in which the Fund may invest. The Fund will only invest in securities which have, or are deemed to have, a remaining maturity of 397 days or less. Also, the average maturity for all securities contained in the Fund, on a dollar-weighted basis, will be 60 days or less.

The average life for all securities contained in the Fund, on a dollar-weighted basis, and considered as a whole, will be 120 days or less. The average life calculation differs from the average maturity calculation discussed above because the average maturity calculation allows the Fund to deem a security to have a shorter maturity date because of an interest rate readjustment. The average life calculation does not shorten the maturity date because of an interest rate readjustment, but instead is based on a security’s stated final maturity or, when relevant, the date of the next demand feature when the fund may receive payment of principal and interest (such as a put feature).

The Fund will not acquire any security other than a Daily Liquid Asset if, immediately after the acquisition, the Fund would have invested less than 10% of its total assets in Daily Liquid Assets. As defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), currently Daily Liquid Assets include (i) cash; (ii) direct obligations of the U.S. Government; or securities that will mature or are subject to a demand feature that is exercisable and payable within one business day (collectively, “Daily Liquid Assets”).

The Fund will not acquire any security other than a Weekly Liquid Asset if, immediately after the acquisition, the Fund would have invested less than 30% of its total assets in Weekly Liquid Assets. As defined in Rule 2a-7 under the 1940 Act, currently Weekly Liquid Assets include (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities that are issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress that (A) are issued at a discount to the principal amount to be repaid at maturity; and (B) have a remaining maturity date of 60 days or less; or (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days (collectively, “Weekly Liquid Assets”). The Fund may maintain a higher percentage of its total assets in Daily Liquid Assets or Weekly Liquid Assets if determined to be appropriate by the Fund’s Board of Trustees.

The Fund will only invest in either securities which have been rated (or whose issuers have been rated) in the highest short-term rating category by nationally recognized statistical rating organizations, or in unrated securities but which have been determined by the Fund’s investment adviser to be of comparable quality.

The Fund shall invest not more than 5% of its total assets in securities issued by a single issuer, except for U.S. Government obligations. With respect to 75% of its total assets, each Portfolio shall invest not more than 10% of its total assets in securities backed by a demand feature or guarantee from the same institution, except for U.S. Government obligations.

The Fund’s investment adviser considers the following factors when buying and selling securities for the Fund: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment adviser considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund’s overall investment objective. Credit management is where the investment adviser considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund’s overall investment objective. The Fund may hold uninvested cash reserves pending investment and reserves the right to borrow up to 10% of the Fund’s total assets from banks for temporary purposes.

Combined Prospectus/Information Statement

As a temporary defensive measure the Fund may, from time to time, invest in securities that are inconsistent with its principal investment strategies or remain uninvested in an attempt to respond to adverse market, economic, political or other conditions as determined by the Fund’s investment adviser. Such a temporary defensive position may cause the Fund to not achieve its investment objective.

Under normal market circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in short-term Government Securities with maturities of 397 days or less and repurchase agreements which are collateralized by the foregoing securities. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

The Fund’s investments may include the following securities:

(i)	United States Treasury Obligations: Obligations issued by the full faith and credit of the United States. U.S. Treasury obligations include bills, notes and bonds, which principally differ only in their interest rates, maturities and time of issuance.

(ii)	Other Obligations of U.S. Government agencies and instrumentalities: Marketable securities and instruments issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies and instrumentalities are not debts of the U.S. Treasury, in some cases, payment of interest and principal on such obligations is guaranteed by the U.S. Government, e.g., obligations of the Federal Housing Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the General Services Administration and the Maritime Administration; in other cases payment of interest and principal is not guaranteed, e.g., obligation of the Federal Home Loan Bank System and the Federal Farm Credit Bank. The Fund will invest in the securities of those agencies that are not guaranteed or backed by the full faith and credit of the U.S. Government only when the investment adviser, in its sole discretion, is satisfied that the credit risk with respect to a particular agency or instrumentality is minimal.

(iii)	Repurchase Agreements: The U.S. Government Portfolio may enter into repurchase agreements which are collateralized by obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

(iv)	Loan Participation Interests: The U.S. Government Portfolio may purchase interests in loans extended to the U.S. Government and its agencies or instrumentalities by banks whose credit quality is comparable to that of issuers of the Portfolio’s securities investments. Loan participation interests typically represent direct participation in a loan to a corporate borrower, and are generally offered by banks or other financial institutions or lending syndicates. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower, and may assume the credit risk associated with an interposed bank or other financial intermediary.

For a more detailed description of (i) the securities in which the Fund will invest, (ii) fundamental investment restrictions, and (iii) industry regulations governing credit quality and maturity, please refer to the Statement of Additional Information.

Additional Information Related to the Investment Strategies for the Acquired Fund

In addition to the principal investment strategies discussed above in the table, the Acquired Fund may invest in the following types of securities or employ the following investment techniques: bonds, commercial paper, demand notes, derivatives, illiquid securities, investment company securities, repurchase agreements, restricted securities, reverse repurchase agreement, securities lending, Treasury receipts, U.S. Government-Sponsored Entity securities, U.S. Treasury obligations, variable amount master demand notes, variable and floating rate instruments, when-issued securities and forward commitments and zero-coupon debt obligations. Additional information about these types of securities and investment techniques can be found in the Acquired Fund’s prospectuses and Statement of Additional Information.

Combined Prospectus/Information Statement

I.	KEY INFORMATION ABOUT THE REORGANIZATIONS

The following is a summary of key information concerning the Reorganizations. Please also refer to the Plans, which are attached to this Combined Prospectus/Proxy Statement in Appendix A and which include more detailed information about the Reorganizations. The following summary is qualified in its entirety by reference to Appendix A.

1.	SUMMARY OF THE REORGANIZATIONS

On March 29, 2013, the Board of Trustees of HighMark Funds approved each Plan as in the best interests of each Acquired Fund and its shareholders and determined that the interests of each Acquired Fund’s shareholders will not be diluted as a result of the transactions contemplated by the Reorganizations.

Additionally, at a meeting held on March 21, 2013, the Board of Trustees of the Acquiring Funds, including all of the Trustees who are not “interested persons” as that term is defined in Section 2(a)(19) of the 1940 Act, considered and approved the Plans which contemplate the issuance of Fiduciary Shares and Investor Select Shares to shareholders of the Acquired Funds.

The Plans provide for the Reorganizations on the following terms:

•

Each Reorganization is scheduled to occur on July 22, 2013, but is subject to the satisfaction of certain closing condition and therefore may occur at a later date. On the Closing Date for a Reorganization, the applicable Acquired Fund will transfer all of its assets to its corresponding Acquiring Fund, and the Acquiring Fund will assume all of the Acquired Fund’s Obligations. This will result in the addition of the Acquired Fund’s assets to the Acquiring Fund’s portfolio. The net asset value of each Fund will be computed as of close of business on July 19, 2013, the business day immediately preceding the Closing Date.

•

Each Acquiring Fund will issue Fiduciary Shares and Investor Select Shares of the Acquiring Fund, equal in value to the NAV attributable to the applicable Acquired Fund’s shares. As part of the liquidation of an Acquired Fund, Fiduciary Shares and Investor Select Shares of the applicable Acquiring Fund will immediately be distributed to, as applicable, Fiduciary Shares, Class A, Class B, Class C and Class S shareholders of record of such Acquired Fund on the Closing Date so that shareholders of the Acquired Fund as of the closing, will receive Fiduciary Shares or Investor Select Shares of such Acquiring Fund with a value equal to the value of the shares of the Acquired Fund held by such shareholders as of the valuation date. As a result, shareholders of each Acquired Fund will become shareholders of the respective Acquiring Fund holding Fiduciary Shares or Investor Select Shares.

•	After the shares of an Acquiring Fund are distributed by its corresponding Acquired Fund in a Reorganization, such Acquired Fund will be terminated as a series of HighMark Funds.

Please see “Reasons for the Reorganization” for a description of matters considered by the Board of Trustees of HighMark Funds in making its recommendation.

2.	DESCRIPTION OF THE ACQUIRING FUND SHARES TO BE ISSUED

Full and fractional shares of the Investor Select Shares or Fiduciary Shares of each Acquiring Fund, respectively, will be issued to shareholders of the corresponding Acquired Fund, in accordance with the procedures under the Plans as described above. The Daily Income Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest with a par value of $0.01 per share in Daily Income Fund in an unlimited number of series of shares. Daily Income Fund consists of five series, the Money Market Portfolio, the U.S. Treasury Portfolio, the Municipal Portfolio, the U.S. Government Portfolio and the RNT Natixis Liquid Prime Portfolio. Each share of beneficial interest in a series has one vote and shares equally in dividends and distributions when and if declared by the series and in the series’ net assets upon liquidation. All shares, when issued, are fully paid and nonassessable. The shares shall not entitle the holder of preference, preemptive, appraisal, conversion or exchange rights, except as the Trustees may determine with respect to any series of shares. Shares do not have cumulative voting rights and, as such, holders of at least 50% of the shares voting for Trustees can elect all Trustees and the remaining shareholders would not be able to elect any Trustees. The Board of Trustees may classify or reclassify any unissued shares of Daily Income Fund into shares of any series by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preference, conversion or other rights, voting powers, restrictions, limitations as to dividends, or qualifications of such shares. Any such classification or reclassification will comply with the provisions of the 1940 Act. Shareholders of each series as created will vote as a series to change, among other things, a fundamental policy of each such series and to approve the series’ investment management contracts.

Combined Prospectus/Information Statement

3.	REASONS FOR THE REORGANIZATIONS

At a meeting held on March 29, 2013, the Board of Trustees of HighMark Funds unanimously approved the Plans. The Board of Trustees of HighMark Funds also determined that each Reorganization is in the best interests of each Acquired Fund and that the interests of shareholders of the Acquired Funds will not be diluted as a result of the Reorganizations.

Before approving the Plans, the Board of Trustees of HighMark Funds evaluated extensive information provided by HCM and RTAM and reviewed various factors about the Acquired Funds and the Acquiring Funds and the proposed Reorganizations. The Board of Trustees of HighMark Funds noted that reorganizing each Acquired Fund into an Acquiring Fund offers shareholders potential benefits, including but not limited to the opportunity to: (i) be a shareholder of a fund that has similar, but not identical, investment policies, strategies and risks in a tax free reorganization, and has a lower advisory fee rate, and (ii) potentially achieve increased economies of scale with respect to portfolio management, administration and operations. The Board of Trustees of HighMark Funds noted that for two years from the date of the closing of the Reorganization, RTAM and the Acquiring Funds’ distributor have agreed to contractual expense limitations so that the expense cap of shares of each Acquiring Fund will be lower than the expense cap of the corresponding shares of the applicable Acquired Fund. The Board of Trustees of HighMark Funds also noted that 75% of the trustees on the Acquiring Funds’ Board are independent trustees.

The factors considered most important by the Board of Trustees of HighMark Funds in formulating its recommendation that shareholders of the Acquired Funds approve the Reorganizations included the following:

1.	Similarities and differences between the investment strategies of an Acquired Fund and the corresponding Acquiring Fund.

2.	Shareholders will not bear any direct expenses in connection with the reorganizations and it is not expected that shareholders will bear any indirect expenses in connection with the reorganizations.

3.	The mergers are expected to be non-taxable events for U.S. federal income tax purposes.

4.	Each Acquiring Fund’s performance for the short, intermediate and long-term time periods.

5.	RTAM’s commitment to the money market mutual fund business.

6.	RTAM’s substantial experience with money market mutual funds.

7.	Economies of scale available to shareholders through the consolidation of the Acquired Funds and the Acquiring Funds.

8.	The reduction in overall net expenses due to the lower overall expense caps for the two-year contractual period.

For these reasons and other factors considered by the Board of Trustees of HighMark Funds, the Board of Trustees of HighMark Funds determined that each Reorganization is in the best interests of the Acquired Funds and their shareholders. Finally, the Board of Trustees of HighMark Funds recognized that any shareholder of the Acquired Funds that desires to invest in a different money market fund can redeem their shares at any time without payment of any fee and so invest.

Combined Prospectus/Information Statement

4.	FEDERAL INCOME TAX CONSEQUENCES

The Acquired Funds and Acquiring Funds have qualified, or are expected to qualify, in each taxable year since they were organized, and intend to qualify, as of the Closing Date, as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, each of the Acquired Funds and the Acquiring Funds has been, and expects to continue to be, relieved of all or substantially all federal income taxes on income it distributes to shareholders. The exchange of substantially all of the assets of the Acquired Funds for corresponding shares of the Acquiring Funds and the assumption by the Acquiring Funds of the Obligations of the Acquired Funds, and the liquidation of the Acquired Funds, are intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code. Because the Reorganizations will end the tax year of the Acquired Funds, a Reorganization could accelerate taxable distributions to shareholders from an Acquired Fund for its short tax year ending on the date of such Reorganization; any such dividend paid by the Acquired Funds may result in taxable income to shareholders of the Acquired Funds. As a condition to the closing of the transaction, the Acquired Funds and the Acquiring Funds will each receive an opinion of Paul Hastings LLP, counsel to the Acquiring Funds, to the effect that, based on certain assumptions and on the existing provisions of the Code, Treasury Regulations issued thereunder, current Revenue Rulings, Revenue Procedures and court decisions, for federal income tax purposes:

(a)	The Reorganization as described in Section 1 of the Plan will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund each will be “a party to a reorganization” within the meaning of Section 368(b) of the Code.

(b)	Under Sections 361 and 357(a) of the Code, the Acquired Fund will not recognize gain or loss upon the transfer of its assets to the Acquiring Fund in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, or upon the distribution of the Acquiring Fund shares by the Acquired Fund to its shareholders in liquidation, except for (A) any gain or loss that may be recognized on “section 1256 contracts” as defined in Section 1256(b) of the Code as a result of the closing of the tax year of the Acquired Fund, (B) any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized (1) as a result of the closing of the tax year of the Acquired Fund, (2) upon the termination of a position, or (3) upon the transfer of an asset regardless of whether such a transfer would otherwise be a nontaxable transaction.

(c)	Under Section 1032 of the Code, the Acquiring Fund will not recognize gain or loss upon the receipt of the assets of the Acquired Fund in exchange for the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund and issuance of the Acquiring Fund shares as contemplated in Section 1 of the Plan.

(d)	Under Section 362(b) of the Code, the Acquiring Fund’s tax basis in the assets of the Acquired Fund transferred to the Acquiring Fund in the Reorganization will be the same as Acquired Fund’s tax basis immediately prior to the transfer, increased by any gain or decreased by any loss required to be recognized as described in (b) above.

(e)	Under Section 1223(2) of the Code, Acquiring Fund’s holding period of each asset of the Acquired Fund transferred to the Acquiring Fund in the Reorganization, other than any asset with respect to which gain or loss is required to be recognized as described in (b) above, will include the period during which such asset was held or treated for federal income tax purposes as held by the Acquired Fund.

(f)	Under Section 354 of the Code, Acquired Fund shareholders will not recognize gain or loss upon the exchange of their Acquired Fund shares for Acquiring Fund shares.

(g)	Under Section 358 of the Code, the aggregate tax basis of the Acquiring Fund shares an Acquired Fund shareholder receives in the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor.

Combined Prospectus/Information Statement

(h)	Under Section 1223(1) of the Code, an Acquired Fund shareholder’s holding period for the Acquiring Fund shares received in the Reorganization will include the shareholder’s holding period for the Acquired Fund shares exchanged therefor, provided that the shareholder held those Acquired Fund shares as capital assets on the date of the exchange.

(i)	The Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

Shareholders of each Acquired Fund should consult their tax advisors regarding the effect, if any, of the Reorganization applicable to such Fund in light of their individual circumstances, including state and local tax consequences, if any, of the Reorganization.

The opinion of Paul Hastings LLP is based on the Code, Treasury Regulations promulgated thereunder, administrative pronouncements and judicial interpretations thereof, in each case as in effect on the date thereof, all of which are subject to change. An opinion of counsel merely represents counsel’s best judgment with respect to the probable outcome on the merits and is not binding on the Internal Revenue Service or the courts. Accordingly, there can be no assurance that the Internal Revenue Service will not take a contrary position, that the applicable law will not change, or that any such change will not have retroactive effect.

The 100% U.S. Treasury Money Market Fund had capital loss carryovers of $80,119 as of March 31, 2013.

The Diversified Money Market Fund had capital loss carryovers of $21,047 as of March 31, 2013.

The Treasury Plus Money Market Fund had capital loss carryovers of $0 as of March 31, 2013.

The U.S. Government Money Market Fund had capital loss carryovers of $1,677 as of March 31, 2013.

AS REQUIRED BY U.S. TREASURY REGULATIONS GOVERNING TAX PRACTICE, YOU ARE HEREBY ADVISED THAT ANY WRITTEN TAX ADVICE CONTAINED HEREIN WAS NOT WRITTEN OR INTENDED TO BE USED (AND CANNOT BE USED) BY ANY TAXPAYER FOR THE PURPOSE OF AVOIDING PENALTIES THAT MAY BE IMPOSED UNDER THE CODE. THE ADVICE WAS PREPARED TO SUPPORT THE PROMOTION OR MARKETING OF THE TRANSACTIONS OR MATTERS ADDRESSED BY THE WRITTEN ADVICE. ANY PERSON REVIEWING THIS DISCUSSION SHOULD SEEK ADVICE BASED ON SUCH PERSON'S PARTICULAR CIRCUMSTANCES FROM AN INDEPENDENT TAX ADVISOR.

Legal Matters

Certain legal matters concerning the federal income tax consequences of the Reorganizations will be passed on by Paul Hastings LLP, counsel to the Acquiring Funds. Certain legal matters concerning the issuance of shares of the Acquiring Funds will be passed on by Sullivan & Worcester LLP, special Massachusetts counsel to the Acquiring Fund.

5.	COMPARISON OF SHAREHOLDER RIGHTS

Set forth below is a discussion of the material differences between the Acquired Funds and the rights of their shareholders, and the Acquiring Funds and the rights of their shareholders.

Governing Law. The Acquiring Funds (each, a respective series of Daily Income Fund) and the Acquired Funds (each, a respective series of HighMark Funds) are organized as Massachusetts business trusts and are governed by their respective Declaration of Trusts, Bylaws (with respect to Daily Income Fund) or Code of Regulations (with respect to HighMark Funds), and applicable Massachusetts law.

Shareholder Liability.

Acquired Funds

Under Massachusetts law, shareholders of a Massachusetts business trust, under certain circumstances, could be held personally liable for the obligations of the business trust. However, HighMark Funds’ Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust, and requires that notice of such disclaimer be given in every note, bond, contract, order or other undertaking issued by or on behalf of the Trust or its trustees relating to the Trust or to any series of the Trust. The Declaration of Trust provides for indemnification out of the property of a particular series of shares for all losses and expenses of any shareholder of that series held personally liable solely by reason of his or her being or having been a shareholder of that series. Thus, the risk of a

Combined Prospectus/Information Statement

shareholder incurring financial loss on account of being such a shareholder is limited to circumstances in which that series of shares itself would be unable to meet its obligations.

Acquiring Funds

Under Massachusetts law, shareholders of a Massachusetts business trust, under certain circumstances, could be held personally liable for the obligations of the business trust. However, the Daily Income Fund’s Declaration of Trust provides that no shareholder shall be subject to any personal liability whatsoever to any person in connection with Daily Income Fund property or the acts, obligations or affairs of the Daily Income Fund. The Declaration of Trust further provides that if any shareholder of the Daily Income Fund is made a party to any suit or proceeding to enforce any such liability of the Daily Income Fund, he shall not, on account thereof, be held to any personal liability. Daily Income Fund shall indemnify and hold each shareholder harmless from and against all claims and liabilities, to which such shareholder may become subject by reason of his being or having been a shareholder, and shall reimburse such shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability, provided that any such expenses shall be paid solely out of the funds and property of the series of the Daily Income Fund with respect to which such shareholder’s shares are issued.

Board of Trustees. The Acquiring Funds and the Acquired Funds are governed by different boards of trustees. The Board of Trustees of HighMark Funds currently has six independent trustees and no interested trustees. For more information, please refer to the Acquired Funds’ Statement of Additional Information dated December 1, 2012, which is incorporated by reference into this Combined Prospectus/Proxy Statement. The Board of Trustees of the Acquiring Funds has six independent trustees and two interested trustees. For more information, refer to the Statement of Additional Information dated May 3, 2013, for the Daily Income Fund, which is incorporated by reference into this Combined Prospectus/Proxy Statement.

6.	COMPARISON OF VALUATION PROCEDURES

Both the Acquired Funds and the Acquiring Funds use the amortized cost method in accordance with Rule 2a-7 under the 1940 Act. Please see additional information about each Fund’s valuation procedures in Appendix C.

7.	CAPITALIZATION

Reorganization of 100% U.S. Treasury Money Market Fund into the U.S. Treasury Portfolio

The following tables set forth as of September 30, 2012: (1) the unaudited capitalization of the Acquired Fund and the unaudited capitalization of its corresponding Acquiring Fund, and (2) the unaudited pro forma combined capitalization of the Fiduciary Shares and Investor Select Shares of the Acquiring Fund as if the Reorganization had occurred on that date. When the Reorganization is consummated, the capitalizations are likely to be different on the Closing Date, as a result of daily share purchase and redemption activity in the Funds. However, given that each Fund seeks to maintain a stable net asset value of $1.00 per share, it is not expected that the exchange ratio will change (although there can be no assurance that a stable net asset value of $1.00 per shares will be achieved by either Fund).

Acquired Fund

	Class A	Class S	Fiduciary Shares
Net Assets	$176,290,158	$81,444,023	$512,672,031
Shares Outstanding	176,336,929	81,464,865	512,772,419
Net Asset Value per Share	$1.00	$1.00	$1.00

Acquiring Fund

	Investor Select Shares+	Fiduciary Shares+
Net Assets	—	—
Shares Outstanding	—	—
Net Asset Value per Share	—	—

Pro Forma Combined Fund
	Investor Select Shares	Fiduciary Shares
Net Assets	$257,734,181	$512,672,031
Shares Outstanding	257,801,794	512,772,419
Net Asset Value per Share	$1.00	$1.00

*	The U.S. Treasury Portfolio currently offers shares in the following classes: Institutional, Institutional Service, Fiduciary, Investor, Investor Select, Investor Service and Retail Shares. The Fiduciary Shares and Investor Select Shares have not yet begun operations. The aggregate net assets of these classes as of September 30, 2012 was $1,323,240,038.
+	The U.S. Treasury Portfolio’s Investor Select Shares and Fiduciary Share have not yet commenced operations as of the date of this Combined Prospectus/Proxy Statement. There are currently no net assets, shares outstanding and net asset value per share for the U.S. Treasury Portfolio’s Investor Select Shares and Fiduciary Shares.

Combined Prospectus/Information Statement

Reorganization of Treasury Plus Money Market Fund into the U.S. Treasury Portfolio

The following tables set forth as of September 30, 2012: (1) the unaudited capitalization of the Acquired Fund and the unaudited capitalization of its corresponding Acquiring Fund, and (2) the unaudited pro forma combined capitalization of the Fiduciary Shares and Investor Select Shares of the Acquiring Fund as if the Reorganization had occurred on that date. When the Reorganization is consummated, the capitalizations are likely to be different on the Closing Date, as a result of daily share purchase and redemption activity in the Funds. However, given that each Fund seeks to maintain a stable net asset value of $1.00 per share, it is not expected that the exchange ratio will change (although there can be no assurance that a stable net asset value of $1.00 per shares will be achieved by either Fund).

Acquired Fund

	Class A	Class S	Fiduciary Shares
Net Assets	$4,139,772	$100	$89,702,578
Shares Outstanding	4,139,771	100.000	89,702,537
Net Asset Value per Share	$1.00	$1.00	$1.00

Acquiring Fund

	Investor Select Shares+	Fiduciary Shares+
Net Assets	—	—
Shares Outstanding	—	—
Net Asset Value per Share	—	—

Pro Forma Combined Fund
	Investor Select Shares	Fiduciary Shares
Net Assets	$4,139,872	$89,702,578
Shares Outstanding	4,139,871	89,702,537
Net Asset Value per Share	$1.00	$1.00

*	The U.S. Treasury Portfolio currently offers shares in the following classes: Institutional, Institutional Service, Fiduciary, Investor, Investor Select, Investor Service and Retail Shares. The Fiduciary Shares and Investor Select Shares have not yet begun operations. The aggregate net assets of these classes as of September 30, 2012 was $1,323,240,038.
+	The U.S. Treasury Portfolio’s Investor Select Shares and Fiduciary Shares have not yet commenced operations as of the date of this Combined Prospectus/Proxy Statement. There are currently no net assets, shares outstanding and net asset value per share for the U.S. Treasury Portfolio’s Investor Select Shares and Fiduciary Shares.

Combined Prospectus/Information Statement

Reorganization of 100% U.S. Treasury Money Market Fund and Treasury Plus Money Market Fund into the U.S. Treasury Portfolio

The following tables set forth as of September 30, 2012: (1) the unaudited capitalization of the Acquired Funds and the unaudited capitalization of their corresponding Acquiring Fund, and (2) the unaudited pro forma combined capitalization of the Fiduciary Shares and Investor Select Shares of the Acquiring Fund as if the Reorganization had occurred on that date. When the Reorganization is consummated, the capitalizations are likely to be different on the Closing Date, as a result of daily share purchase and redemption activity in the Funds. However, given that each Fund seeks to maintain a stable net asset value of $1.00 per share, it is not expected that the exchange ratio will change (although there can be no assurance that a stable net asset value of $1.00 per shares will be achieved by either Fund).

100% U.S. Treasury Money Market Fund

	Class A	Class S	Fiduciary Shares
Net Assets	$176,290,158	$81,444,023	$512,672,031
Shares Outstanding	176,336,929	81,464,865	512,772,419
Net Asset Value per Share	$1.00	$1.00	$1.00

Treasury Plus Money Market Fund
	Class A	Class S	Fiduciary Shares
Net Assets	$4,139,772	$100	$89,702,578
Shares Outstanding	4,139,771	100	89,702,537
Net Asset Value per Share	$1.00	$1.00	$1.00

U.S. Treasury Portfolio
	Investor Select Shares+	Fiduciary Shares+
Net Assets	—	—
Shares Outstanding	—	—
Net Asset Value per Share	—	—

Pro Forma Combined Fund
	Investor Select Shares	Fiduciary Shares
Net Assets	$261,874,053	$602,374,609
Shares Outstanding	261,941,665	602,474,956
Net Asset Value per Share	$1.00	$1.00

*	The U.S. Treasury Portfolio currently offers shares in the following classes: Institutional, Institutional Service, Fiduciary, Investor, Investor Select, Investor Service and Retail Shares. The Fiduciary Shares and Investor Select Shares have not yet begun operations. The aggregate net assets of these classes as of September 30, 2012 was $1,323,240,038.
+	The U.S. Treasury Portfolio’s Investor Select Shares and Fiduciary Shares have not yet commenced operations as of the date of this Combined Prospectus/Proxy Statement. There are currently no net assets, shares outstanding and net asset value per share for the U.S. Treasury Portfolio’s Investor Select Shares and Fiduciary Shares.

Combined Prospectus/Information Statement

Reorganization of Diversified Money Market Fund into the Money Market Portfolio

The following tables set forth as of September 30, 2012: (1) the unaudited capitalization of the Acquired Fund and the unaudited capitalization of its corresponding Acquiring Fund, and (2) the unaudited pro forma combined capitalization of the Fiduciary Shares and Investor Select Shares of the Acquiring Fund as if the Reorganization had occurred on that date. When the Reorganization is consummated, the capitalizations are likely to be different on the Closing Date, as a result of daily share purchase and redemption activity in the Funds. However, given that each Fund seeks to maintain a stable net asset value of $1.00 per share, it is not expected that the exchange ratio will change (although there can be no assurance that a stable net asset value of $1.00 per shares will be achieved by either Fund).

Acquired Fund
	Class A	Class S	Fiduciary Shares
Net Assets	$319,574,106	$108,564,277	$1,668,533,756
Shares Outstanding	319,574,531	108,564,776	1,668,553,992
Net Asset Value per Share	$1.00	$1.00	$1.00

Acquiring Fund
	Investor Select Shares+	Fiduciary Shares+
Net Assets	—	—
Shares Outstanding	—	—
Net Asset Value per Share	—	—

Pro Forma Combined Fund
	Investor Select Shares	Fiduciary Shares
Net Assets	$428,138,383	$1,668,533,756
Shares Outstanding	428,139,307	1,668,553,992
Net Asset Value per Share	$1.00	$1.00

*	The Money Market Portfolio currently offers shares in the following classes: Institutional, Institutional Service, Fiduciary, Investor, Investor Select, Investor Service, Retail, Advantage and Xpress Shares. The Fiduciary Shares and Investor Select Shares have not yet begun operations. The aggregate net assets of these classes as of September 30, 2012 was $3,525,347,389.
+	The Money Market Portfolio’s Investor Select Shares and Fiduciary Shares have not yet commenced operations as of the date of this Combined Prospectus/Proxy Statement. There are currently no net assets, shares outstanding and net asset value per share for the Money Market Portfolio’s Investor Select Shares and Fiduciary Shares.

Combined Prospectus/Information Statement

Reorganization of U.S. Government Money Market Fund into the U.S. Government Portfolio

The following tables set forth as of September 30, 2012: (1) the unaudited capitalization of the Acquired Fund and the unaudited capitalization of its corresponding Acquiring Fund, and (2) the unaudited pro forma combined capitalization of the Fiduciary Shares and Investor Select Shares of the Acquiring Fund as if the Reorganization had occurred on that date. When the Reorganization is consummated, the capitalizations are likely to be different on the Closing Date, as a result of daily share purchase and redemption activity in the Funds. However, given that each Fund seeks to maintain a stable net asset value of $1.00 per share, it is not expected that the exchange ratio will change (although there can be no assurance that a stable net asset value of $1.00 per shares will be achieved by either Fund).

Acquired Fund
	Class A	Class B	Class C	Class S	Fiduciary Shares
Net Assets	$41,299,191	$8,943	$1,404,216	$47,359,718	$554,293,874
Shares Outstanding	41,300,327	8,944	1,404,237	47,363,430	554,316,085
Net Asset Value per Share	$1.00	$1.00	$1.00	$1.00	$1.00

Acquiring Fund
	Investor Select Shares+	Fiduciary Shares+
Net Assets	—	—
Shares Outstanding	—	—
Net Asset Value per Share	—	—

Pro Forma Combined Fund
	Investor Select Shares	Fiduciary Shares
Net Assets	$90,072,068	$554,293,874.
Shares Outstanding	90,076,938	554,316,085
Net Asset Value per Share	$1.00	$1.00

*	The U.S. Government Portfolio currently offers shares in the following classes: Institutional, Institutional Service, Fiduciary, Investor, Investor Select, Investor Service, Retail and Advantage Shares. The Fiduciary Shares and Investor Select Shares have not yet begun operations. The aggregate net assets of these classes as of September 30, 2012 was $1,419,638,299.
+	The U.S. Government Portfolio’s Investor Select Shares and Fiduciary Shares have not yet commenced operations as of the date of this Combined Prospectus/Proxy Statement. There are currently no net assets, shares outstanding and net asset value per share for the U.S. Government Portfolio’s Investor Select Shares and Fiduciary Shares.

Combined Prospectus/Information Statement

8.	INVESTMENT ADVISER

Acquired Funds

HighMark Capital Management, Inc. (“HCM”), a registered investment adviser located at 350 California Street, San Francisco, California 94104, serves as investment adviser to the Acquired Funds subject to the overall supervision of the Board of Trustees of HighMark Funds. HCM (and its predecessors) have been providing investment management services to individuals, institutions and large corporations since 1919. As of December 31, 2012, HCM was the investment adviser with respect to assets aggregating $18.4 billion. HCM has the responsibility for making all investment decisions for the Acquired Funds.

For managing the Acquired Funds and their investments, HCM is entitled to be paid an advisory fee at an annual rate of 0.30% of each Acquired Fund’s average daily net assets. For the fiscal year ended July 31, 2012, the Acquired Funds paid the following advisory fees (net of applicable waivers) to HCM.

Classes	Acquired Funds
	HighMark 100% Treasury Money Market Fund	HighMark Diversified Money Market Fund	HighMark Treasury Plus Money Market Fund	HighMark U.S. Government Money Market Fund
Fiduciary Shares	0.00%	0.17%	0.00%	0.01%
Class A Shares	0.00%	0.17%	0.00%	0.01%
Class B Shares	—	—	—	0.01%
Class C Shares	—	—	—	0.01%
Class S Shares	0.00%	0.17%	0.00%	0.01%

Acquiring Funds

The Acquiring Funds’ investment adviser is Reich & Tang Asset Management, LLC (“RTAM”). RTAM’s principal business office is located at 1411 Broadway, 28th Floor, New York, NY 10018. As of April 30, 2013, RTAM was the investment adviser, or sub-adviser with respect to assets aggregating in excess of $11.9 billion. RTAM has been an investment adviser since 1970 and currently is manager or sub-adviser of ten portfolios of registered investment companies, of which it acts as administrator for six. RTAM also advises high net worth individuals, private funds, pension trusts, profit-sharing trusts and endowments. Pursuant to the investment management contract between the Acquiring Funds and RTAM, RTAM manages each Acquiring Fund’s securities and makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Trustees of the Daily Income Fund. Pursuant to the investment management contract, each Acquiring Fund pays an annual management fee of 0.12% of its average daily net assets. For the Fiduciary Shares and Investor Select Shares, there were no advisory fees paid for the fiscal year ended March 31, 2012, as those classes had not yet commenced operations. In addition, RTD receives a shareholder servicing fee equal to 0.25% per annum of the average daily net assets of each of the Fiduciary Shares and Investor Select Shares of each Acquiring Fund under a shareholder servicing agreement. The shareholder servicing fees are accrued daily and paid monthly. For the Fiduciary Shares and Investor Select Shares, there were no shareholder servicing fees paid for the fiscal year ended March 31, 2012, as those classes had not yet commenced operations. RTD also receives a distribution fee in an amount not to exceed 0.10% and 0.35% per annum of the average daily net assets of the Fiduciary Shares and Investor Select Shares, respectively, of each Acquiring Fund pursuant to a distribution agreement. For the Fiduciary Shares and Investor Select Shares there were no distribution fees paid for the fiscal year ended March 31, 2012, as those classes had not yet commenced operations.

Disclosure of Portfolio Holdings

A description of each Fund’s policies and procedures with respect to the disclosure of the portfolio securities is available in the Statement of Additional Information for each of the Funds, which are incorporated by reference.

Combined Prospectus/Information Statement

9.	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Reorganization of 100% U.S. Treasury Money Market Fund into the U.S. Treasury Portfolio

Acquired Fund

On April 26, 2013, the shares outstanding for each class of HighMark 100% Treasury Money Market Fund were as follows:

Classes	HighMark 100% Treasury Money Market Fund
Class A Shares	85,407,040.44
Class S Shares	120,619,460.91
Fiduciary Shares	321,188,997.50

As of April 26, 2013, the amount of each class of shares of the Acquired Fund owned of record and beneficially by all officers and Trustees of HighMark Funds, as a group, was less than 1% of the outstanding shares of each class.

As of April 26, 2013, the Acquired Fund’s Class A, Class S and Fiduciary Shares shareholders of record (to the Acquired Fund’s knowledge) who owned five percent or more of each respective class of the Acquired Fund are set forth below:

Name and Address		Shares Owned	% of Class	Ownership
100% U.S. Treasury Money Market Fund – Class A Shares
National Financial Services Corp, For The Benefit of Our Customers	One World Financial Centre, 200 Liberty St 5FL, New York, NY 10281-5598	83,998,519.13	98.35%	Ownership of Record
100% U.S. Treasury Money Market Fund – Class S Shares
Union Bank Tr Nominee, FBO Portal Omnibus - Reinvest	P O Box 85484 San Diego, CA 92186-5484	120,619,460.91	100.00%	Ownership of Record
100% U.S. Treasury Money Market Fund – Fiduciary Shares
Band & Co c/o US Bank	1555 N Rivercenter Dr Ste 302 Milwaukee WI 53212-3958	185,764,566.84	57.84%	Ownership of Record
Union Bank Lane & Co Cash	P O Box 85484 San Diego, CA 92186-5484	83,621,162.76	26.03%	Ownership of Record
Bost & Co	525 William Penn Pl AIM 153-3601 Pittsburg, PA 15259-0001	41,025,143.50	12.77%	Ownership of Record

Acquiring Fund

On April 26, 2013 the shares outstanding for each class of the Acquiring Fund, were as follows:

Classes	U.S. Treasury Portfolio
Fiduciary Shares	*
Investor Select Shares	*

*	As of April 26, 2013 operations had not yet commenced for the Fiduciary Shares and Investor Select Shares.

As of April 26, 2013, the amount of shares owned of record and beneficially by all officers and Trustees of the Acquiring Fund, as a group, was less than 1% of the outstanding shares. Since the Fiduciary Shares and Investor Select Shares of the Acquiring Fund have not yet commenced operations, no persons own 5% or more of the Fiduciary Shares or Investor Select Shares of the Acquiring Fund’s outstanding shares.

A beneficial owner of 25% or more of a voting security of a Fund is presumed to have “control” of the Fund for purposes of the 1940 Act, absent a determination to the contrary by the SEC. Based on the information provided above, as of April 26, 2013, no person owned a controlling interest in the Acquired Fund. Since the Fiduciary Shares and Investor Select Shares of the Acquiring Fund have not yet commenced operations, no person owned a controlling interest in the Fiduciary Shares or Investor Select Shares of the Acquiring Fund.

Combined Prospectus/Information Statement

Reorganization of Treasury Plus Money Market Fund into the U.S. Treasury Portfolio

Acquired Fund

On April 26, 2013, the shares outstanding for each class of HighMark Treasury Plus Money Market Fund were as follows:

Classes	HighMark Treasury Plus Money Market Fund
Class A Shares	6,252,482.91
Class S Shares	100.00
Fiduciary Shares	97,788,010.66

As of April 26, 2013, the amount of Class A shares and Fiduciary Shares of the Acquired Fund owned of record and beneficially by all officers and Trustees of HighMark Funds, as a group, was less than 1% of the outstanding shares of Class A shares and Fiduciary shares, respectively. As of April 26, 2013, the officers and Trustees of HighMark Funds, as a group, owned 100% of Class S shares of the Acquired Fund.

As of April 26, 2013, the Acquired Fund’s Class A, Class S and Fiduciary Shares shareholders of record (to the Acquired Fund’s knowledge) who owned five percent or more of each respective class of the Acquired Fund are set forth below:

Name and Address		Shares Owned	% of Class	Ownership
Treasury Plus Money Market Fund – Class A Shares
National Financial Services Corp, For The Benefit of Our Customers	One World Financial Centre, 200 Liberty St 5FL, New York, NY 10281-5598	6,169,762.94	98.68%	Ownership of Record
Treasury Plus Money Market Fund – Class S Shares
Pamela O’Donnell	c/o HighMark Funds 350 California Street, San Francisco, CA 94104	100.00	100.00%	Ownership of Record
Treasury Plus Money Market Fund – Fiduciary Shares
Union Bank Lane & Co Cash	P O Box 85484 San Diego, CA 92186-5484	92,555,936.25	94.65%	Ownership of Record

Acquiring Fund

On April 26, 2013 the shares outstanding for each class of the Acquiring Fund, were as follows:

Classes	U.S. Treasury Portfolio
Fiduciary Shares	*
Investor Select Shares	*

*	As of April 26, 2013 operations had not yet commenced for the Fiduciary Shares and Investor Select Shares.

As of April 26, 2013, the amount of shares owned of record and beneficially by all officers and Trustees of the Acquiring Fund, as a group, was less than 1% of the outstanding shares. Since the Fiduciary Shares and Investor Select Shares of the Acquiring Fund have not yet commenced operations, no persons own 5% or more of the Fiduciary Shares or Investor Select Shares of the Acquiring Fund’s outstanding shares.

A beneficial owner of 25% or more of a voting security of a Fund is presumed to have “control” of the Fund for purposes of the 1940 Act, absent a determination to the contrary by the SEC. Based on the information provided above, as of April 26, 2013, no person owned a controlling interest in the Acquired Fund. Since the Fiduciary Shares and Investor Select Shares of the Acquiring Fund have not yet commenced operations, no person owned a controlling interest in the Fiduciary Shares or Investor Select Shares of the Acquiring Fund.

Combined Prospectus/Information Statement

Reorganization of Diversified Money Market Fund into the Money Market Portfolio

Acquired Fund

On April 26, 2013, the shares outstanding for each class of HighMark Diversified Money Market Fund were as follows:

Classes	HighMark Diversified Money Market Fund
Class A Shares	337,354,256.45
Class S Shares	92,123,188.99
Fiduciary Shares	2,057,810,957.35

As of March 31, 2013, the amount of each class of shares of the Acquired Fund owned of record and beneficially by all officers and Trustees of HighMark Funds, as a group, was less than 1% of the outstanding shares of each class.

As of April 26, 2013, the Acquired Fund’s Class A, Class S and Fiduciary Shares shareholders of record (to the Acquired Fund’s knowledge) who owned five percent or more of each respective class of the Acquired Fund are set forth below:

Name and Address		Shares Owned	% of Class	Ownership
Diversified Money Market Fund – Class A Shares
National Financial Services Corp, For The Benefit of Our Customers	One World Financial Centre, 200 Liberty St 5FL, New York, NY 10281-5598	332,504,905.99	98.56%	Ownership of Record
Diversified Money Market Fund – Class S Shares
Union Bank Tr Nominee, FBO Portal Omnibus - Reinvest	P O Box 85484 San Diego, CA 92186-5484	92,123,188.9900	100.00%	Ownership of Record
Diversified Money Market Fund – Fiduciary Shares
Union Bank Lane & Co Cash	P O Box 85484 San Diego, CA 92186-5484	1,361,719,654.98	66.17%	Ownership of Record
Band & Co c/o US Bank	1555 N Rivercenter Dr Ste 302 Milwaukee WI 53212-3958	551,858,889.06	26.82%	Ownership of Record
PIMS/Prudential Retirement as Nominee for the TTEE/CUST PL 720 Union Bank 401 (K) Plan	400 California Street FL10 San Francisco CA 94104-1318	115,986,803.04	5.64%	Ownership of Record

Acquiring Fund

On April 26, 2013 the shares outstanding for each class of the Acquiring Fund, were as follows:

Classes	Money Market Portfolio
Fiduciary Shares	*
Investor Select Shares	*

*	As of April 26, 2013 operations had not yet commenced for the Fiduciary Shares and Investor Select Shares.

As of April 26, 2013, the amount of shares owned of record and beneficially by all officers and Trustees of the Acquiring Fund, as a group, was less than 1% of the outstanding shares. Since the Fiduciary Shares and Investor Select Shares of the Acquiring Fund have not yet commenced operations, no persons own 5% or more of the Fiduciary Shares or Investor Select Shares of the Acquiring Fund’s outstanding shares.

A beneficial owner of 25% or more of a voting security of a Fund is presumed to have “control” of the Fund for purposes of the 1940 Act, absent a determination to the contrary by the SEC. Based on the information provided above, as of April 26, 2013, no person owned a controlling interest in the Acquired Fund. Since the Fiduciary Shares and Investor Select Shares of the Acquiring Fund have not yet commenced operations, no person owned a controlling interest in the Fiduciary Shares or Investor Select Shares of the Acquiring Fund.

Combined Prospectus/Information Statement

Reorganization of U.S. Government Money Market Fund into the U.S. Government Portfolio

Acquired Fund

On April 26, 2013, the shares outstanding for each class of HighMark U.S. Government Money Market Fund were as follows:

Classes	HighMark U.S. Government Money Market Fund
Class A Shares	35,171,290.73
Class B Shares	2,726.63
Class C Shares	1,116,973.36
Class S Shares	20,436,331.21
Fiduciary Shares	633,801,601.71

As of April 26, 2013, the amount of each class of shares of the Acquired Fund owned of record and beneficially by all officers and Trustees of HighMark Funds, as a group, was less than 1% of the outstanding shares of each class.

As of April 26, 2013, the Acquired Fund’s Class A, Class B, Class C, Class S and Fiduciary Shares shareholders of record (to the Acquired Fund’s knowledge) who owned five percent or more of each respective class of the Acquired Fund are set forth below:

Name and Address		Shares Owned	% of Class	Ownership
U. S. Government Money Market Fund – Class A Shares
National Financial Services Corp, For The Benefit of Our Customers	One World Financial Centre, 200 Liberty St 5FL, New York, NY 10281-5598	17,590,083.04	50.01%	Ownership of Record
U. S. Government Money Market Fund – Class B Shares
State Street Bank & Trust Co, Ryan Anthony Orlowski Janet Orlowski Responsible Indv	c/o HighMark Funds 350 California Street, San Francisco, CA 94104	2,726.63	100.00%	Ownership of Record
U. S. Government Money Market Fund – Class C Shares
Todd Morgan (5-8)	c/o HighMark Funds 350 California Street, San Francisco, CA 94104	454,184.84	40.66%	Ownership of Record
Todd Morgan (7-0)	c/o HighMark Funds 350 California Street, San Francisco, CA 94104	325,228.33	29.12%	Ownership of Record
Todd Morgan & Kay A Morgan JTWROS	c/o HighMark Funds 350 California Street, San Francisco, CA 94104	114,779.89	10.28%	Ownership of Record
MG Trust Company Cust. FBO House of Montague Wealth Management	c/o HighMark Funds 350 California Street, San Francisco, CA 94104	76,503.61	6.85%	Ownership of Record
U. S. Government Money Market Fund – Class S Shares
Union Bank Tr Nominee FBO Portal Omnibus - Reinvest	P O Box 85484 San Diego, CA 92186-5484	20,436,331.21	100.00%	Ownership of Record
U. S. Government Money Market Fund – Fiduciary Shares
Union Bank Lane & Co Cash	P O Box 85484 San Diego, CA 92186-5484	529,035,965.68	83.47%	Ownership of Record
Band & Co c/o US Bank	1555 N Rivercenter Dr Ste 302 Milwaukee, WI 53212-3958	71,166,124.63	11.23%	Ownership of Record

Acquiring Fund

On April 26, 2013 the shares outstanding for each class of the Acquiring Fund, were as follows:

Classes	U.S. Government Portfolio
Fiduciary Shares	*
Investor Select Shares	*

*	As of April 26, 2013 operations had not yet commenced for the Fiduciary Shares and Investor Select Shares.

Combined Prospectus/Information Statement

As of April 26, 2013, the amount of shares owned of record and beneficially by all officers and Trustees of the Acquiring Fund, as a group, was less than 1% of the outstanding shares. Since the Fiduciary Shares and Investor Select Shares of the Acquiring Fund have not yet commenced operations, no persons own 5% or more of the Fiduciary Shares or Investor Select Shares of the Acquiring Fund’s outstanding shares.

A beneficial owner of 25% or more of a voting security of a Fund is presumed to have “control” of the Fund for purposes of the 1940 Act, absent a determination to the contrary by the SEC. Based on the information provided above, as of April 26, 2013, no person owned a controlling interest in the Acquired Fund. Since the Fiduciary Shares and Investor Select Shares of the Acquiring Fund have not yet commenced operations, no person owned a controlling interest in the Fiduciary Shares or Investor Select Shares of the Acquiring Fund.

10.	SERVICE PROVIDERS

Acquired Funds

UB, whose address is 350 California Street, San Francisco, CA 94104, serves as the Acquired Funds’ custodian. BFDS, whose address is 2000 Crown Colony Drive, Quincy, MA 02169, provides transfer agency functions to the Acquired Funds. HCM also serves as the administrator to the Acquired Funds and has delegated certain duties to BNY Mellon Investment Servicing (US) Inc. as sub-administrator. Under its administration agreement, HCM receives a fee of 0.15% of the first $8 billion of average daily net assets of HighMark Funds and 0.14% of the excess.

Acquiring Funds

The Bank of New York Mellon, 2 Hanson – 7th Floor, Brooklyn, NY 11217, serves as custodian for the Acquiring Funds. Reich & Tang Services, Inc. (“Reich & Tang”), an affiliate of RTAM, located at 1411 Broadway, 28th Floor, New York, NY 10018, is transfer agent and dividend agent for the Acquiring Funds. Pursuant to the transfer agency agreement between Reich & Tang and the Acquiring Funds, Reich & Tang, as transfer agent and dividend agent, receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Fiduciary Shares and Investor Select Shares of the Acquiring Fund. RTAM also serves as the administrator to the Acquiring Funds and provides the Acquiring Funds with personnel to supervise the performance of accounting related services by The Bank of New York Mellon, the Acquiring Funds’ accounting agent. Under its administration agreement, RTAM receives a fee of 0.05% of its average daily net assets.

11.	FINANCIAL HIGHLIGHTS

The Statement of Additional Information relating to this Combined Prospectus/Proxy Statement incorporates by reference the annual reports to shareholders of the Acquired Funds for their fiscal year ended July 31, 2012, and of the Acquiring Funds for their fiscal year ended March 31, 2012, both of which include the audited financial statements and financial highlights for the periods indicated therein and the reports of Deloitte & Touche LLP and PricewaterhouseCoopers LLP, the independent registered public accounting firms of the Acquired Funds and the Acquiring Funds, respectively. The Statement of Additional Information relating to this Combined Prospectus/Proxy Statement also incorporates by reference the semiannual reports to shareholders of the Acquired Funds for the fiscal period ended January 31, 2013, and of the Acquiring Funds for the fiscal period ended September 30, 2012.

After the Reorganization, the Acquiring Funds will be the accounting survivors.

J.	VOTING INFORMATION AND REQUIREMENTS

General

Required Vote for the Reorganization.

Shareholders of all share classes of an Acquired Fund will vote together as a single class on the proposal to approve the Reorganization applicable to such Acquired Fund. Approval of a Reorganization requires approval by the lesser of (i) 67% of the shares of the Acquired Fund that are present at the Meeting, if the holders of more than 50% of the shares of the Acquired Fund outstanding as of the Record Date are present or represented by proxy at the Special Meeting, or (ii) more than 50% of the shares of the Acquired Fund outstanding on the Record Date. A vote of shareholders of the Acquiring Fund is not needed to approve the Reorganization.

Information about Proxies and the Conduct of the Meeting.

Solicitation of Proxies

Proxies will be solicited primarily by mailing this Combined Prospectus/Proxy Statement and its enclosures, but proxies may also be solicited through further mailings, telephone calls, personal interviews or e-mail by officers of HighMark Funds or by

Combined Prospectus/Information Statement

employees or agents of HCM and its affiliated companies or BNY Mellon Investment Servicing (US) Inc. In addition, Broadridge Financial Solutions, Inc. (“Broadridge”), a professional proxy solicitation firm, has been engaged to assist in the solicitation of proxies, at an estimated cost of approximately $45,000. In all cases where a telephonic proxy is solicited, Broadridge representative(s) are required to confirm each shareholder’s information by asking for any combination of the following; full name, address, zip code, employer identification number, ID number from the proxy card as well as a confirmation the shareholder has received this Combined Prospectus/Proxy Statement and proxy card in the mail. If the shareholder is a corporation or other entity, Broadridge representative(s) are required to ask for the person’s title and confirmation that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information provided to Broadridge, then Broadridge representative(s) may explain the voting process, read the proposals listed on the proxy card, and ask for the shareholder’s instructions on each proposal. Although Broadridge representative(s) are permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, but he or she may read any recommendation set forth in the Combined Prospectus/Proxy Statement. The telephone solicitor will record the shareholder’s voting instructions on the card and provide an option to the shareholder to receive such voted instructions in the mail as confirmation of his or her vote.

Voting Process.

Shareholders can vote in any one of the following ways:

a. By mail, by completing and returning the enclosed proxy card;

b. In person at the Special Meeting;

c. By Internet, by voting through a secure proxy Internet site provided by a third party (provided on your proxy card, www.proxyvote.com); and

d. By automated telephone service, by calling the toll-free number provided on your proxy card (1-800-690-6903).

Each whole share of an Acquired Fund is entitled to one vote, and each fractional share of an Acquired Fund is entitled to a proportionate fractional vote. If you choose to vote by mail and you are an individual account owner, please sign exactly as your name appears on the proxy card. Either owner of a joint account may sign the proxy card, but the signer’s name must exactly match the name that appears on the card.

Neither the Acquired Funds nor the Acquiring Funds will bear the costs of the Reorganization. HCM and RTAM will bear the costs of the Reorganizations.

Quorum and Method of Tabulation.

All properly executed proxies received in time for the Special Meeting will be voted as specified in the proxy. If no instructions are given, the proxy will be voted in favor of the applicable Reorganization. The proxy is revocable at any time before it is voted by sending written notice of the revocation or a subsequently executed proxy to Broadridge or by appearing personally and electing to vote at the Special Meeting. If any other matters lawfully come before the Special Meeting, and in all procedural matters at the Special Meeting, it is the intention that the enclosed proxy will be voted in accordance with the best judgment of the persons named as proxies therein, or their substitutes, present and acting at the Special Meeting.

A quorum with respect to a matter before the Special Meeting is defined as a majority represented in person or by proxy of the shares outstanding as of the Record Date entitled to vote on such matter. If at the time any session of the Special Meeting is called to order, a quorum is not present, in person or by proxy, with respect to a matter, the persons named as proxies may vote those proxies that have been received with respect to such matter to adjourn the Special Meeting with respect to such matter to a later date. In the event that a quorum is present with respect to a matter, but sufficient votes in favor of the matter have not been received, the persons named as proxies may propose one or more adjournments of the Special Meeting with respect to such matter to permit further solicitation of proxies. All such adjournments will require the affirmative vote of a majority of the shares entitled to vote on the relevant matter present in person or by proxy at the session of the Special Meeting to be adjourned. The persons named as proxies will vote in favor of such an adjournment those proxies that they are entitled to vote in favor of the relevant matter and will vote against any such adjournment those proxies required to be voted against the relevant matter.

For purposes of determining the presence of a quorum and counting votes on the matters presented, shares of the Acquired Fund represented by abstentions will be counted as present, but not as votes cast, at the Special Meeting. Under the Declaration of Trust, as amended, and the Amended and Restated Code of Regulations of the Trust, the affirmative vote necessary to approve the proposal with respect to an Acquired Fund may be determined with reference to a percentage of votes with respect to such Acquired Fund present at the Special Meeting, which would have the effect of treating abstentions with respect to shares of such Acquired Fund as if they were votes against the proposal. It is the Trust’s understanding that because broker-dealers (in the absence of specific authorization from their customers) will not have discretionary authority to vote, on the single matter expected to be presented at the

Combined Prospectus/Information Statement

Special Meeting with respect to each Acquired Fund, any shares held beneficially by their customers, there are unlikely to be any “broker non-votes” at the Special Meeting. “Broker non-votes” would otherwise have the same effect as abstentions (that is, they would be treated as if they were votes against the proposal).

Miscellaneous Matters

Other Business

The Board of Trustees of HighMark Funds knows of no other business to be brought before the Special Meeting. If any other matters come before the Special Meeting, the Board of Trustees of HighMark Funds intends that proxies that do not contain specific restrictions to the contrary will be voted on those matters in accordance with the judgment of the persons named in the enclosed form of proxy.

Shareholder Proposals

The Declaration of Trust, as amended, and the Amended and Restated Code of Regulations of HighMark Funds do not provide for annual shareholder meetings, and no such meetings are planned for 2013. Proposals that shareholders would like to have considered for inclusion in a proxy statement for any future meeting must be received by HighMark Funds within a reasonable period of time prior to printing and mailing proxy material for such meeting. Any shareholder proposal not received within a reasonable time before HighMark Funds begins to print and mail its proxy materials will be considered untimely and will not be included in such materials.

Combined Prospectus/Information Statement

APPENDIX A

AGREEMENTS AND PLANS OF REORGANIZATION

A-1

Appendix A-1

AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization (the “Agreement”) is made as of April 2, 2013, by and among HighMark Funds, a Massachusetts business trust (the “Trust”), on behalf of HighMark 100% U.S. Treasury Money Market Fund (the “Acquired Fund”), Daily Income Fund, a Massachusetts business trust (the “Acquiring Company”), on behalf of U.S. Treasury Portfolio (the “Acquiring Fund”) and, for purposes of Sections 9.1, 9.2 and 10.2 only, Reich & Tang Asset Management, LLC (the “Acquiring Adviser”) and HighMark Capital Management, Inc. (“HCM”). The capitalized terms used herein shall have the meaning ascribed to them in this Agreement.

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of (i) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Investor Select Shares and Fiduciary Shares of the Acquiring Fund (the “Acquiring Fund Shares”); (ii) the assumption by the Acquiring Fund of the Obligations (as hereinafter defined) of the Acquired Fund; (iii) the distribution, after the closing date provided in Section 3.1 (the “Closing Date”), of the Acquiring Fund Shares to the shareholders of the Acquired Fund; and (iv) the termination, dissolution and complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

The parties hereto therefore covenant and agree as follows:

1.	TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND THE ACQUIRING FUND SHARES AND LIQUIDATION OF THE ACQUIRED FUND.

1.1.	Subject to the terms and conditions hereof and on the basis of the representations and warranties contained herein:

(a)	The Acquired Fund will sell, assign, convey, transfer and deliver to the Acquiring Fund, and the Acquiring Fund will acquire, on the Closing Date, all of the properties and assets of the Acquired Fund as set forth in Section 1.2.

(b)	The Acquiring Fund shall, on the Closing Date, (i) issue and deliver to the Acquired Fund the number of full and fractional shares of each corresponding class of the Acquiring Fund, determined by dividing (1) the aggregate value of the Acquired Fund’s assets, net of liabilities of the Acquired Fund, attributable to each share class of the Acquired Fund (as set forth below), computed in the manner and as of the time and date set forth in Sections 2.2 and 2.4, by (2) the net asset value of one Acquiring Fund Share of the corresponding class (as set forth below), computed in the manner and as of the time and date set forth in Sections 2.3 and 2.4, and (ii) assume all of the Acquired Fund’s liabilities, expenses, costs and charges that are any of: (A) reflected in the calculation of the net asset value of the Acquired Fund as of the Valuation Date (as hereinafter defined), (B) constitute ordinary course liabilities of the Acquired Fund (including, without limitation, liabilities associated with securities transactions subject to settlement and contractual liabilities) that have either been disclosed to the Acquiring Fund as listed on Schedule A hereto or that are reflected on the books and records of the Acquired Fund, or (C) otherwise disclosed to the Acquiring Fund (collectively, the “Obligations”). Obligations shall not include any liabilities, costs or charges related to the Acquired Fund’s expense limitation arrangement (including, but not limited to, any recoupment by HCM or its affiliates of any fees or expenses previously waived or reimbursed). Such transactions shall take place at the closing provided for in Section 3 (the “Closing”). The classes of shares of the Acquiring Fund correspond to the classes of shares of the Acquired Fund as follows: Investor Select Shares of the Acquiring Fund correspond to Class A shares of the Acquired Fund; Investor Select Shares of the Acquiring Fund correspond to Class S shares of the Acquired Fund; and Fiduciary Shares of the Acquiring Fund correspond to Fiduciary Class shares of the Acquired Fund.

(c)	Upon consummation of the transactions described in subsections (a) and (b) above, the Acquired Fund in complete liquidation shall distribute to its shareholders of record as of the Closing Date the Acquiring Fund Shares received by it.

1.2.	The property and assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all cash, securities, commodities and futures interests, dividends and interest receivable, receivables for shares sold and all other properties and assets which are owned by the Acquired Fund on the Closing Date and any deferred expenses or prepaid expenses, other than any unamortized organizational expenses, shown as an asset on the books of the Acquired Fund on the Closing Date.

A-1-1

1.3.	As provided in Section 3.4, as soon after the Closing Date as is conveniently practicable, the Acquired Fund will liquidate and distribute to its shareholders of record, all of the Acquiring Fund Shares received by the Acquired Fund as contemplated by Section 1.1 (such date, “the Liquidation Date”). Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of Acquired Fund shareholders and representing the respective number of the Acquiring Fund Shares due to such shareholders. The Acquiring Fund shall not be obligated to issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.4.	As soon as practicable after the Closing Date, the Acquired Fund shall make all filings and take all other steps as shall be necessary and proper to effect its complete liquidation. Any reporting responsibility relating to such liquidation of the Acquired Fund including, without limitation, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund up to and including the Closing Date and thereafter.

1.5.	Any and all obligations or liabilities arising under or in respect of this Agreement shall be those of the Acquired Fund or the Acquiring Fund, as the case may be, and shall not otherwise be obligations or liabilities of the Trust or the Acquiring Company generally, and, for clarity, under no circumstances will any other series of the Trust or the Acquiring Company have any obligation or liability under or in respect of this Agreement or the transactions contemplated hereby.

2.	VALUATION.

2.1.	On the Closing Date, the Acquiring Fund will deliver to the Acquired Fund the number and class of Acquiring Fund Shares (including fractional shares, if any) determined as provided in Section 1.

2.2.	The value of the Acquired Fund’s net assets will be computed as of the Valuation Date (defined below).

2.3.	The net asset value of an Acquiring Fund Share shall be the net asset value per Investor Select Share, or Fiduciary Share, respectively, of the Acquiring Fund computed as of the Valuation Date using the valuation procedures for the Acquiring Fund set forth in the Acquiring Company’s Registration Statement (as hereinafter defined), the Acquiring Fund’s then current prospectus(es) and statement of additional information relating to the Acquiring Fund’s Investor Select Shares and Fiduciary Shares (collectively, as amended or supplemented from time to time, the “Acquiring Fund Prospectus”) and the Acquiring Fund’s valuation procedures (the “Acquiring Fund Valuation Procedures”).

2.4.	The Valuation Date shall be 4:00 p.m., Eastern time, and after the declaration of any dividends by the Acquired Fund and after effectuating any redemptions of Acquired Fund shares effective as of such date, on the business day immediately preceding the Closing Date, or such earlier date as may be mutually agreed upon in writing by the parties hereto (the “Valuation Date”).

2.5.	The Acquiring Fund shall issue the Acquiring Fund Shares to the Acquired Fund on one share deposit receipt registered in the name of the Acquired Fund. The Acquired Fund shall distribute in liquidation to its shareholders of record, all of the Acquiring Fund Shares received by the Acquired Fund as contemplated by Section 1.1, by redelivering such share deposit receipt to the Acquiring Company’s transfer agent which will as soon as practicable set up open accounts for Acquired Fund shareholders in accordance with written instructions furnished by the Acquired Fund.

2.6.	The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest, cash or such dividends, rights and other payments received by it on or after the Closing Date with respect to the Investments (as defined below) and other properties and assets of the Acquired Fund, whether accrued or contingent, received by it on or after the Closing Date. Any such distribution shall be deemed included in the assets transferred to the Acquiring Fund at the Closing Date and shall not be separately valued unless the securities in respect of which such distribution is made shall have gone “ex” such distribution prior to the Valuation Date, in which case any such distribution which remains unpaid at the Closing Date shall be included in the determination of the value of the assets of the Acquired Fund acquired by the Acquiring Fund.

A-1-2

2.7.	All computations of value shall be made by the pricing agent for the Acquiring Fund, in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund using the valuation procedures set forth in the Acquiring Company’s Registration Statement, the Acquiring Fund Prospectus and the Acquiring Fund Valuation Procedures.

3.	CLOSING AND CLOSING DATE.

3.1.	The Closing Date shall be on such date as the parties may agree. The Closing shall be held at the offices of the Acquiring Fund (or such other place as the parties may agree), at such time as the parties may agree.

3.2.	On the Closing Date, the portfolio securities of the Acquired Fund and all the Acquired Fund’s cash shall be delivered by the Acquired Fund to The Bank of New York Mellon, as custodian for the Acquiring Fund (the “Custodian”) for the account of the Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department’s book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the Investment Company Act of 1940, as amended (the “1940 Act”), and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be transferred to the account of the Acquiring Fund at the Custodian in a manner acceptable to the Acquiring Fund.

3.3.	In the event that on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on the New York Stock Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.4.	On the Closing Date, the Acquired Fund or its transfer agent shall deliver to the Acquiring Fund or its designated agent a list of the names and addresses of the Acquired Fund shareholders and the number of outstanding shares of the Acquired Fund owned by each Acquired Fund shareholder, all as of the close of business on the Valuation Date. The Acquiring Fund Shares issuable pursuant to Section 1.1 shall have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. On the Liquidation Date, the Acquiring Fund will provide to the Acquired Fund evidence reasonably satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited within each class of shares to open accounts in the names of Acquired Fund shareholders as provided in Section 1.3.

3.5.	At the Closing, each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by Section 1.

4.	REPRESENTATIONS AND WARRANTIES.

4.1.	Representations and Warranties of the Trust, on behalf of the Acquired Fund.

The Trust, on behalf of the Acquired Fund, represents and warrants the following to the Acquiring Fund and the Acquiring Company as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)	The Acquired Fund has all necessary federal, state and local authorizations to carry on its business as now being conducted.

(b)	The Trust is duly registered under the 1940 Act, as a management company of the open-end type, and the issued and outstanding shares of the Acquired Fund have been duly registered under the Securities Act of 1933, as amended (the “1933 Act”), and such registrations have not been revoked or rescinded and are in full force and effect.

A-1-3

(c)	The Acquired Fund is a separate series of the Trust duly constituted in accordance with the applicable provisions of the declaration of trust of the Trust and the 1940 Act and other applicable law.

(d)	The Acquired Fund is not in violation in any material respect of any material provisions of the Trust’s declaration of trust or code of regulations or any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund or its assets are bound, and the execution, delivery and performance of this Agreement will not result in any such violation.

(e)	The Acquired Fund’s current prospectuses and statement of additional information (collectively, as amended or supplemented from time to time, the “Acquired Fund Prospectus”) conform in all material respects to the applicable requirements of the 1933 Act, and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact relating to any of the Trust or the Acquired Fund required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(f)	At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund’s assets to be transferred to the Acquiring Fund pursuant to Section 1.2.

(g)	Except as has been disclosed in writing to the Acquiring Fund, no material litigation, administrative or other proceedings or investigation is presently pending or, to the knowledge of the Trust or the Acquired Fund, threatened as to the Acquired Fund or any of its properties or assets or any person whom the Acquired Fund may be obligated directly or indirectly to indemnify in connection with such litigation, proceedings or investigation, and the Acquired Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

(h)	Since January 31, 2013, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business (other than changes caused by changes in market conditions generally or those occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness (other than in the ordinary course of business). For the purposes of this subparagraph (h), (i) distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business and (ii) the effects of investment underperformance, negative investment performance or net redemptions shall not, individually or in the aggregate, be deemed to give rise to any such change.

(i)	As of the Closing Date, the Acquired Fund will have timely filed all federal, state, local, foreign and other tax returns and reports of the Acquired Fund (including, but not limited to, information returns) required by law to have been filed on or before such date (giving effect to extensions), and all federal, state, local, foreign and other taxes shown to be due on such returns and reports or any assessment received shall have been timely paid; all such returns and reports are accurate and complete as of the time of their filing, and accurately state the amount of tax (if any) owed for the periods covered by the returns, or, in the case of the information returns, the amount and character of income or other information required to be reported by the Acquired Fund. All of the Acquired Fund’s known tax liabilities will have been adequately provided for on its books. To the best of the Trust’s or the Acquired Fund’s knowledge, no tax deficiency or liability will have been asserted against, or question raised with respect to, the Acquired Fund, by the Internal Revenue Service or by any foreign, state or local tax authority, and the Acquired Fund is not under audit by the Internal Revenue Service or by any foreign, state or local tax authority for taxes in excess of those already paid.

(j)	The Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a “regulated investment company” within the meaning of Sections 851 et seq. of the Code in respect of each taxable year since the commencement of its operations, and will continue to meet such requirements at all times through the Closing Date.

(k)	The Acquired Fund has not received written notification from any tax authority that asserts a position contrary to any of the above representations.

A-1-4

(l)	The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest, no par value, of such number of different series as the board of trustees of the Trust may authorize from time to time. The outstanding shares of beneficial interest in the Acquired Fund as of the Closing Date will be divided into Class A shares, Class S shares, and Fiduciary Class shares, each having the characteristics described in the Acquired Fund Prospectus, and will, at the time of the Closing Date, be held of record by the persons and in the amounts set forth in the list provided by the Acquired Fund or its designated agent to the Acquiring Fund or its designated agent pursuant to Section 3.4. All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, validly issued, fully paid and non-assessable (except as set forth in the Acquired Fund Prospectus) by the Trust, and will have been issued in material compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of the Acquired Fund are outstanding.

(m)	The Acquired Fund’s investment operations from August 1, 2010, to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the prospectus and statement of additional information of the Acquired Fund, as in effect from time to time, except as previously disclosed in writing to the Acquiring Fund.

(n)	The execution, delivery and performance of this Agreement have been duly authorized by the board of trustees of the Trust and by all other necessary action on the part of the Trust and the Acquired Fund, other than shareholder approval as required by Section 8.1 hereof. Subject to shareholder approval as required by Section 8.1 hereof, this Agreement constitutes the valid and binding obligation of the Acquired Fund enforceable against the Trust and the Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(o)	Any information provided in writing by the Trust in respect of the Acquired Fund or by the Acquired Fund for use, to the extent applicable, in the proxy statement of the Acquired Fund (the “Prospectus/Proxy Statement”), to be included in a Registration Statement on Form N-14 of the Acquiring Company (the “Registration Statement”), does not, and from the date provided through and until the date of the shareholder meeting to approve the reorganization contemplated by this Agreement will not, contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

(p)	No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act, and/or state securities or Blue Sky laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico).

(q)	As of both the Valuation Date and the Closing Date, the Acquired Fund will have full right, power and authority to sell, assign, transfer and deliver the Investments and any other assets and liabilities of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and liabilities as contemplated by this Agreement, the Acquiring Fund will acquire the Investments and any such other assets subject to no encumbrances, liens or security interests in favor of any third party creditor of the Acquired Fund, and without any restrictions upon the transfer thereof, other than such restrictions as might arise under the 1933 Act. As used in this Agreement, the term “Investments” shall mean the Acquired Fund’s investments shown on the schedule of its portfolio investments as of January 31, 2013, as supplemented with such changes as the Acquired Fund shall make after January 31, 2013, which changes shall be disclosed to the Acquiring Fund in an updated schedule of investments, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions through the Closing Date.

(r)	The books and records of the Acquired Fund made available to the Acquiring Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquired Fund.

A-1-5

(s)	To the best of the Trust’s and the Acquired Fund’s knowledge, all of the issued and outstanding shares of the Acquired Fund shall have been offered for sale and sold in material conformity with all applicable federal and state securities laws (including any applicable exemptions therefrom), or the Acquired Fund has taken any action necessary to remedy any prior failure to have offered for sale and sold such shares in material conformity with such laws.

4.2.	Representations and Warranties of the Acquiring Company, on behalf of the Acquiring Fund.

The Acquiring Company, on behalf of the Acquiring Fund, represents and warrants the following to the Acquired Fund and the Trust as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)	The Acquiring Fund has all necessary federal, state and local authorizations to carry on its business as now being conducted.

(b)	The Acquiring Company is duly registered under the 1940 Act, as a management company of the open-end type, and the issued and outstanding shares of the Acquiring Fund have been duly registered under the 1933 Act, and such registrations have not been revoked or rescinded and are in full force and effect.

(c)	The Acquiring Fund is a separate series of the Acquiring Company duly constituted in accordance with the applicable provisions of the Declaration of Trust, as amended (the “Declaration of Trust”), of the Acquiring Company and the 1940 Act and other applicable law.

(d)	The Acquiring Fund is not in violation in any material respect of any material provisions of the Acquiring Company’s Declaration of Trust or bylaws or any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund or its assets are bound, and the execution, delivery and performance of this Agreement will not result in any such violation.

(e)	The Acquiring Fund Prospectus conforms in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact relating to the Acquiring Company or the Acquiring Fund required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(f)	Except as has been disclosed in writing to the Acquired Fund, no material litigation, administrative or other proceedings or investigation is presently pending or, to the knowledge of the Acquiring Company or the Acquiring Fund, threatened as to the Acquiring Fund or any of its properties or assets or any person whom the Acquiring Fund may be obligated directly or indirectly to indemnify in connection with such litigation, proceedings or investigation, and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

(g)	Since September 30, 2012, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes caused by changes in market conditions generally and those occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness, other than in the ordinary course of business. For the purposes of this subparagraph (g), (i) distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business and (ii) the effects of investment underperformance, negative investment performance or net redemptions shall not, individually or in the aggregate, be deemed to give rise to any such change.

(h)

As of the Closing Date, the Acquiring Fund will have timely filed all federal, state, local, foreign and other tax returns and reports of the Acquiring Fund (including, but not limited to, information returns) required by law to have been filed on or before such date (giving effect to extensions), and all federal, state, local, foreign and other taxes shown to be due on such returns and reports or any assessment received shall have been timely paid; all such returns and reports are accurate and complete as of the time of their filing, and

A-1-6

accurately state the amount of tax (if any) owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income or other information required to be reported by the Acquiring Fund. All of the Acquiring Fund’s known tax liabilities will have been adequately provided for on its books. To the best of the Acquiring Company’s or the Acquiring Fund’s knowledge, no tax deficiency or liability will have been asserted against, or question raised with respect to, the Acquiring Fund by the Internal Revenue Service or by any foreign, state or local tax authority, and the Acquiring Fund is not under audit by the Internal Revenue Service or by any foreign, state or local tax authority for taxes in excess of those already paid.

(i)	The Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a “regulated investment company” within the meaning of Sections 851 et seq. of the Code in respect of each taxable year since the commencement of its operations, and expects to continue to meet such requirements for its taxable year that includes the Closing Date.

(j)	The authorized capital of the Acquiring Company consists of an unlimited number of shares of beneficial interest, par value of one cent ($.01) per share, of such number of different series and classes as the board of trustees of the Acquiring Company may authorize from time to time. The outstanding shares of beneficial interest in the Acquiring Fund as of the Closing Date to be issued hereunder will be divided into Investor Select Shares and Fiduciary Shares; the Investor Select Shares and Fiduciary Shares having the characteristics described in the Acquiring Fund Prospectus. All issued and outstanding shares of the Acquiring Fund, including the Acquiring Fund Shares issued hereunder, are, and at the Closing Date will be, validly issued, fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Company, and will have been issued in material compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of the Acquiring Fund are outstanding.

(k)	The Acquiring Fund’s investment operations from April 1, 2011, to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the prospectus and statement of additional information of the Acquiring Fund, as in effect from time to time, except as previously disclosed in writing to the Acquired Fund.

(l)	The execution, delivery and performance of this Agreement have been duly authorized by the board of trustees of the Acquiring Company and by all other necessary action on the part of the Acquiring Company and the Acquiring Fund and constitute the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Company and the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(m)	As of the effective date of the Registration Statement, the date of the meeting of shareholders of the Acquired Fund and the Closing Date, the Prospectus/Proxy Statement, including the documents contained or incorporated therein by reference, insofar as it relates to the Acquiring Company and the Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

(n)	Any books and records of the Acquiring Fund made available to the Acquired Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquiring Fund.

(o)	No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, and/or state securities or Blue Sky laws.

5.	COVENANTS OF THE PARTIES.

5.1.

The Acquired Fund and the Acquiring Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include purchases and

A-1-7

sales of portfolio securities, sales and redemptions of fund shares, and regular and customary periodic dividends and distributions.

5.2.	The Trust will call a meeting of the Acquired Fund shareholders to be held prior to the Closing Date to consider and act upon this Agreement and the transactions contemplated herein, including the liquidation of the Acquired Fund, and take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby.

5.3.	In connection with the Acquired Fund shareholders’ meeting referred to in Section 5.2, the Acquiring Company will prepare the Registration Statement and Prospectus/Proxy Statement for such meeting, which the Acquiring Company will file for the registration under the 1933 Act of the Acquiring Fund Shares to be distributed to Acquired Fund shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act and the 1940 Act.

5.4.	Each of the Trust, the Acquired Fund, the Acquiring Company and the Acquiring Fund will cooperate with the others, and each will furnish to the others the information relating to itself required by the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder to be set forth in the Registration Statement, including the Prospectus/Proxy Statement. Without limiting the foregoing, the Trust and the Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of Acquired Fund shares.

5.5.	Subject to the provisions of this Agreement, the Trust, the Acquired Fund, the Acquiring Company and the Acquiring Fund will each take, or cause to be taken, all actions, and do or cause to be done, all things, reasonably necessary, proper or advisable to cause the conditions to the other parties’ obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

5.6.	As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be certified by the Trust’s President and Treasurer.

5.7.	The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or Blue Sky laws as it may deem appropriate in order to continue its operations after the Closing Date.

5.8.	The Trust and the Acquired Fund agree that the liquidation and termination of the Acquired Fund will be effected in the manner provided in the Trust’s declaration of trust and code of regulations in accordance with applicable law and that on and after the Closing Date, the Acquired Fund shall not conduct any business except in connection with its liquidation and termination.

5.9.	The Acquiring Company covenants and agrees not to amend the Expense Limitation Agreement (as defined below) in any manner that is adverse to shareholders of the Acquiring Fund.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

6.1.	The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed on its behalf by the Trust’s President or any Vice President and its Treasurer or any Assistant Treasurer, in form and substance reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquired Fund has complied in all material respects with all the covenants and agreements and satisfied all of the conditions on its part to be performed or satisfied in all material respects by it under this Agreement at or prior to the Closing Date.

A-1-8

6.2.	The Acquired Fund shall have furnished to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, with values determined as provided in Section 2 of this Agreement, together with a list of Investments with their respective adjusted tax basis, all as of the Valuation Date, and a certificate of the Trust’s President or any Vice President and Treasurer or any Assistant Treasurer, dated the Closing Date, to the effect that as of the Valuation Date and as of the Closing Date there has been no material adverse change in the financial position of the Acquired Fund since January 31, 2013 (other than changes caused by changes in market conditions generally and those occurring in the ordinary course of business).

6.3.	The Acquired Fund shall have furnished to the Acquiring Fund a certificate, signed on its behalf by the President or any Vice President and the Treasurer or any Assistant Treasurer of the Trust, as to the adjusted tax basis in the hands of the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement, together with any such other evidence as to such adjusted tax basis as the Acquiring Fund may reasonably request within a reasonable time prior to the Closing Date.

6.4.	Prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing to the Acquired Fund’s shareholders, in distributions qualifying for the dividends paid deduction under section 561 of the Code, all of its investment company taxable income (computed without regard to any deduction for dividends paid), all of its net tax-exempt income and all of its net capital gain, in each case for or in its taxable year ended July 31, 2012, and the short taxable year beginning on August 1, 2012, and ending on the Closing Date.

6.5.	The Acquired Fund’s custodian shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held by such custodian as of the Valuation Date.

6.6.

The Acquiring Fund or its designated agent shall have (i) a record specifying the number of Acquired Fund shares outstanding as of the Valuation Date and (ii) a record specifying the name and address of each holder of record of any Acquired Fund shares and the number of Acquired Fund shares held of record by each such shareholder as of the Valuation Date.

6.7.	(1) This Agreement shall have been approved by the shareholders of the Acquired Fund in the manner required by the Trust’s declaration of trust, code of regulations and applicable law and the Acquiring Fund shall have received reasonable evidence of each such approval, and (2) the conditions for the closing of the Reorganization shall have been satisfied or waived by the applicable party.

6.8.	The Acquiring Fund shall have received a favorable opinion of counsel to the Acquired Fund for the transactions contemplated hereby, dated the Closing Date, with such assumptions and limitations as shall be in the opinion of counsel appropriate to render the opinions expressed therein, and in a form satisfactory to the Acquiring Fund, substantially to the following effect:

(a)

The Trust is an unincorporated voluntary association validly existing under the laws of the Commonwealth of Massachusetts, and the Acquired Fund is a separate series of the Trust duly constituted under the declaration of trust and code of regulations of the Trust.

(b)	The Agreement has been duly authorized, executed and delivered by the Trust, on behalf of the Acquired Fund, and assuming due authorization, execution and delivery by the other parties thereto, constitutes the valid and binding obligation of the Acquired Fund, enforceable against the Trust and the Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(c)	The Bill of Sale is sufficient in form to transfer to the Acquiring Fund the assets purported to be transferred thereby to it by the Acquired Fund.

(d)

Under the laws of the Commonwealth of Massachusetts and the federal laws of the United States, no consent, approval, license or exemption by, or order or authorization of, or filing, recording or registration with, any governmental authority is required to be obtained by the Trust or the Acquired Fund in connection with the execution and delivery of the Agreement or the consummation of the Reorganization,

A-1-9

except (i) such as have been obtained or made prior to the date hereof or (ii) such as may be required under state securities or Blue Sky laws (as to which counsel to the Acquired Fund expresses no opinion).

(e)	The execution and delivery of this Agreement by the Trust, on behalf of the Acquired Fund, did not, and the performance by the Trust and the Acquired Fund of their obligations hereunder will not, violate the Trust’s declaration of trust or code of regulations.

(f)	To the knowledge of counsel to the Acquired Fund, the Trust is registered as an investment company under the 1940 Act and no order suspending such registration has been issued.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

The obligations of the Acquired Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

7.1.	The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed on its behalf by the Acquiring Company’s President or any Vice President and its Treasurer or any Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquiring Fund has complied in all material respects with all the covenants and agreements and satisfied all of the conditions to be performed or satisfied in all material respects by it under this Agreement at or prior to the Closing Date.

7.2.	The Acquiring Company, on behalf of the Acquiring Fund, shall have executed and delivered to the Acquired Fund an Assumption of Liabilities dated as of the Closing Date pursuant to which the Acquiring Fund will assume all of the Obligations of the Acquired Fund existing at the Valuation Date in accordance with Section 1 hereof in connection with the transactions contemplated by this Agreement.

7.3.	(1) This Agreement shall have been approved by the shareholders of the Acquired Fund in the manner required by the Trust’s declaration of trust, code of regulations and applicable law and the Acquiring Fund shall have received reasonable evidence of each such approval, and (2) the conditions for the closing of the Reorganization shall have been satisfied or waived by the applicable party.

7.4.	The Acquired Fund shall have received a favorable opinion of Paul Hastings LLP, counsel to the Acquiring Fund, and Massachusetts counsel with respect to matters governed by the laws of the Commonwealth of Massachusetts (each such opinion may reasonably rely on certificates of officers of the Acquiring Company) for the transactions contemplated hereby, dated the Closing Date, with such assumptions and limitations as shall be in the opinion of counsel appropriate to render the opinions expressed therein, and in a form satisfactory to the Acquired Fund, substantially to the following effect:

(a)	The Acquiring Company is a Massachusetts business trust validly existing and in good standing under the laws of the Commonwealth of Massachusetts, and the Acquiring Fund is a separate series of the Acquiring Company duly constituted under the Declaration of Trust and bylaws of the Acquiring Company.

(b)	The Agreement has been duly authorized, executed and delivered by the Acquiring Company, on behalf of the Acquiring Fund, and assuming due authorization, execution and delivery by the other parties thereto, constitutes the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Company and the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(c)

Assuming that consideration therefor of not less than the net asset value and the applicable par value thereof has been paid, the Acquiring Fund Shares to be issued and delivered to the Acquired Fund on behalf of the shareholders of the Acquired Fund as provided by the Agreement are duly authorized and upon such

A-1-10

issuance and delivery will be validly issued and outstanding and fully paid and nonassessable shares of beneficial interest in the Acquiring Fund (except as described in the Registration Statement), and no shareholder of the Acquiring Fund has any preemptive right to subscription or purchase in respect thereof pursuant to the laws of the Commonwealth of Massachusetts and the federal laws of the United States or the Acquiring Company’s Declaration of Trust or bylaws.

(d)	Under the laws of the Commonwealth of Massachusetts and the federal laws of the United States, no consent, approval, license or exemption by, or order or authorization of, or filing, recording or registration with, any governmental authority is required to be obtained by the Acquiring Company or the Acquiring Fund in connection with the execution and delivery of the Agreement or the consummation of the Reorganization, except (i) such as have been obtained or made prior to the date hereof or (ii) such as may be required under state securities or Blue Sky laws (as to which counsel to the Acquiring Fund expresses no opinion).

(e)	The execution and delivery of this Agreement by the Acquiring Company, on behalf of the Acquiring Fund, did not, and the performance by the Acquiring Company and the Acquiring Fund of their obligations hereunder will not, violate the Acquiring Company’s Declaration of Trust or bylaws.

(f)	To the knowledge of counsel to the Acquiring Fund, the Acquiring Company is registered as an investment company under the 1940 Act and no order suspending such registration has been issued. In addition, the Registration Statement has been declared or otherwise become effective under the 1933 Act, and, to the knowledge of counsel to the Acquiring Fund, no stop order suspending such effectiveness has been issued.

7.5.	The Acquiring Company, on behalf of the Acquiring Fund, shall have entered into an expense limitation agreement with the Acquiring Adviser consistent with the form of expense limitation agreement filed with the Registration Statement and in the amounts and duration as disclosed in the Registration Statement (the “Expense Limitation Agreement”).

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE PARTIES.

The respective obligations of the Acquiring Fund and the Acquired Fund hereunder are subject to the further conditions that on or before the Closing Date:

8.1.	This Agreement shall have been approved by the shareholders of the Acquired Fund in the manner required by the Trust’s declaration of trust, code of regulations and applicable law, and the parties shall have received reasonable evidence of such approval.

8.2.	The conditions for the closing of the transaction between the Acquiring Company and HCM pursuant to the Cooperation Agreement between HCM and the Acquiring Adviser dated as of April 2, 2013 (the “Cooperation Agreement”), shall have been satisfied or waived by the applicable party such that such transaction shall be consummated simultaneously with the reorganization of the Acquired Fund into the Acquiring Fund.

8.3.	On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act, and no action, suit or other proceeding instituted by anyone other than the Trust, the Acquiring Company, HCM or its affiliates or the Acquiring Adviser or its affiliates shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.4.	All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by the Acquired Fund or the Acquiring Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund.

A-1-11

8.5.	The Registration Statement shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.6.	The post-effective amendment filed on March 4, 2013, to the registration statement of the Acquiring Company on Form N-1A relating to shares of the Acquiring Fund shall have become effective and no stop order suspending the effectiveness thereof shall have been issued.

8.7.	The Acquired Fund and the Acquiring Fund shall have received an opinion of Paul Hastings LLP, dated on the Closing Date (which opinion will be subject to certain qualifications) satisfactory to both parties substantially to the effect that, on the basis of the existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules, and court decisions, as further described below, generally for federal income tax purposes:

(a)	The Reorganization as described in Section 1 hereof will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund each will be “a party to a reorganization” within the meaning of Section 368(b) of the Code.

(b)	Under Sections 361 and 357(a) of the Code, the Acquired Fund will not recognize gain or loss upon the transfer of its assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, or upon the distribution of the Acquiring Fund Shares by the Acquired Fund to its shareholders in liquidation, except for (A) any gain or loss that may be recognized on “section 1256 contracts” as defined in Section 1256(b) of the Code as a result of the closing of the tax year of the Acquired Fund, (B) any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized (1) as a result of the closing of the tax year of the Acquired Fund, (2) upon the termination of a position, or (3) upon the transfer of an asset regardless of whether such a transfer would otherwise be a nontaxable transaction.

(c)	Under Section 1032 of the Code, the Acquiring Fund will not recognize gain or loss upon the receipt of the assets of the Acquired Fund in exchange for the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund and issuance of the Acquiring Fund Shares as contemplated in Section 1 hereof.

(d)	Under Section 362(b) of the Code, the Acquiring Fund’s tax basis in the assets of the Acquired Fund transferred to the Acquiring Fund in the Reorganization will be the same as Acquired Fund’s tax basis immediately prior to the transfer, increased by any gain or decreased by any loss required to be recognized as described in (b) above.

(e)	Under Section 1223(2) of the Code, Acquiring Fund’s holding period of each asset of the Acquired Fund transferred to the Acquiring Fund in the Reorganization, other than any asset with respect to which gain or loss is required to be recognized as described in (b) above, will include the period during which such asset was held or treated for federal income tax purposes as held by the Acquired Fund.

(f)	Under Section 354 of the Code, Acquired Fund shareholders will not recognize gain or loss upon the exchange of their Acquired Fund shares for Acquiring Fund Shares.

(g)	Under Section 358 of the Code, the aggregate tax basis of the Acquiring Fund Shares an Acquired Fund shareholder receives in the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor.

(h)	Under Section 1223(1) of the Code, an Acquired Fund shareholder’s holding period for the Acquiring Fund Shares received in the Reorganization will include the shareholder’s holding period for the Acquired Fund shares exchanged therefor, provided that the shareholder held those Acquired Fund shares as capital assets on the date of the exchange.

(i)	The Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

A-1-12

The opinion will be based on certain factual certifications made by officers of the Trust and the Acquiring Company and will also be based on customary assumptions. The opinion is not a guarantee that the tax consequences of the Reorganization will be as described above. The opinion will note and distinguish certain published precedent. There is no assurance that the Internal Revenue Service or a court would agree with the opinion.

8.8.	At any time prior to the Closing, any of the foregoing conditions of this Section 8 (except for Section 8.1) may be jointly waived by the board of trustees of the Trust and the board of trustees of the Acquiring Company, if, in the judgment of the board of trustees of the Trust, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund, and, in the judgment of the board of trustees of the Acquiring Company, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquiring Fund.

9.	BROKERAGE FEES AND EXPENSES.

9.1.	Each of the Acquired Fund and the Acquiring Fund represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker’s or finder’s or other similar fee or commission from it arising out of the transactions contemplated by this Agreement, except as set forth in the Cooperation Agreement with respect to HCM and the Acquiring Adviser, respectively. HCM and the Acquiring Adviser represent that neither the Acquired Fund nor the Acquiring Fund will be obligated to pay any broker’s or finder’s or other similar fee or commission arising out of the transactions contemplated by this Agreement.

9.2.	The Acquiring Adviser and HCM agree that none of the costs and expenses incurred in connection with the Reorganization, whether or not the Reorganization is consummated, will be borne by the Trust, the Acquired Fund, the Acquiring Company or the Acquiring Fund and that such costs and expenses will be borne by the Acquiring Adviser and HCM in the manner prescribed and as set forth in the Cooperation Agreement; except that in all cases, the party directly incurring such costs and expenses shall bear them if and to the extent that payment by the Acquiring Adviser or HCM would result in the disqualification of the Acquiring Fund or the Acquired Fund as a regulated investment company or would prevent the Reorganization from qualifying as a tax-free reorganization.

10.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.

10.1.	Each of the Trust, the Acquired Fund, the Acquiring Company and the Acquiring Fund agrees that it has not made any representation, warranty or covenant not set forth herein with respect to the Reorganization and that this Agreement constitutes the entire agreement between the parties with respect to the Reorganization.

10.2.	No representation, warranty or covenant contained in this Agreement or in any document, certificate or other instrument required to be delivered under this Agreement shall survive the Closing or termination of this Agreement (except as provided in Section 11.3 hereof), and no party shall, therefore, have any recourse therefore against any other party in connection therewith; provided that this Section 10.2 shall not limit any covenant contained herein that by its terms contemplates performance after Closing nor shall it limit any covenants contained in Sections 9.1 and 9.2.

11.	TERMINATION.

11.1.	This Agreement may be terminated by the mutual agreement of the Acquired Fund and the Acquiring Fund prior to the Closing Date.

11.2.	In addition, either of the Acquired Fund or the Acquiring Fund may at its option terminate this Agreement at or prior to the Closing Date because:

(a)	Of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing Date;

(b)	A condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met;

(c)

Any governmental authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement or

A-1-13

the consummation of any of the transactions contemplated herein and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this Section 11.2(c) shall have used its reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied; or

(d)	The board of trustees of the Trust or the board of trustees of the Acquiring Company has resolved to terminate this Agreement after determining in good faith that circumstances have developed that would make proceeding with the Reorganization not in the best interests of the Acquired Fund’s shareholders or the Acquiring Fund’s shareholders.

11.3.	In the event of the termination of this Agreement and abandonment of the transactions contemplated hereby pursuant to this Section 11, this Agreement shall become void and have no effect except that Sections 9.1, 9.2, 10, 11.3, 13, 14 and 15 shall survive any termination of this Agreement.

12.	TRANSFER TAXES.

Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

13.	AMENDMENTS.

This Agreement may be amended, modified or supplemented in such manner as may be jointly agreed upon in writing by the Trust and the Acquiring Company (and, for purposes of amendments to Sections 9.1, 9.2 and 10.2, the Acquiring Adviser and HCM).

14.	NOTICES.

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid certified mail, facsimile or overnight courier addressed to the Trust, the Acquired Fund or HCM at 350 California Street, San Francisco, CA 94104, facsimile number 1-213-236-6865, and to the Acquiring Company, the Acquiring Fund or the Acquiring Adviser at 1411 Broadway, 28th Floor, New York, NY 10018.

15.	MISCELLANEOUS.

15.1.	The article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2.	This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

15.3.	This Agreement shall be governed by and construed in accordance with the domestic substantive laws of the Commonwealth of Massachusetts, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

15.4.	This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties hereto. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.5.	All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

15.6.

The names “HighMark Funds” and “Trustees of HighMark Funds” refers respectively to the Trust created and the Trustees of the Trust, as trustees but not individually or personally, acting from time to time under a Declaration of Trust dated March 10, 1987, to which reference is hereby made and a copy of which is on file at the office of the Secretary of the Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments

A-1-14

thereto so filed or hereafter filed. The obligations of the Trust entered into in the name or on behalf thereof by any of the Trustees, or its representatives or agents, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of the Trust personally, but bind only the assets of the Trust and all persons dealing with any series of shares of the Trust must look solely to the assets of the Trust belonging to such series for the enforcement of any claims against the Trust.

15.7.	The obligations of the Acquiring Company entered into in the name of or on behalf thereof by any of the trustees of the Acquiring Company, or its representatives or agents, are made not individually, but in such capacities, and are not binding upon any of the trustees, shareholders or representatives of the Acquiring Company personally, but bind only the assets of the Acquiring Company and all persons dealing with any series of shares of the Acquiring Company must look solely to the assets of the Acquiring Company belonging to such series for the enforcement of any claims against the Acquiring Company.

A-1-15

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President, a Vice President or Treasurer.

HIGHMARK FUNDS On behalf of HighMark 100% U.S. Treasury Money Market Fund

By:	/s/ Dennis Mooradian
Name: Dennis Mooradian
Title: President

DAILY INCOME FUND
On behalf of U.S. Treasury Portfolio

By:	/s/ Esther Cheung
Name: Esther Cheung
Title: Treasurer

For purposes of Sections 9.1, 9.2 and 10.2 only:

REICH & TANG ASSET MANAGEMENT, LLC

By:	/s/ Joseph Jerkovich
Name: Joseph Jerkovich
Title: Senior Vice President and CFO

HIGHMARK CAPITAL MANAGEMENT, INC.

By:	/s/ Dennis Mooradian
Name: Dennis Mooradian
Title: President and CEO

A-1-16

Appendix A-2

Schedule A

AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization (the “Agreement”) is made as of April 2, 2013, by and among HighMark Funds, a Massachusetts business trust (the “Trust”), on behalf of HighMark Treasury Plus Money Market Fund (the “Acquired Fund”), Daily Income Fund, a Massachusetts business trust (the “Acquiring Company”), on behalf of U.S. Treasury Portfolio (the “Acquiring Fund”) and, for purposes of Sections 9.1, 9.2 and 10.2 only, Reich & Tang Asset Management, LLC (the “Acquiring Adviser”) and HighMark Capital Management, Inc. (“HCM”). The capitalized terms used herein shall have the meaning ascribed to them in this Agreement.

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of (i) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Investor Select Shares and Fiduciary Shares of the Acquiring Fund (the “Acquiring Fund Shares”); (ii) the assumption by the Acquiring Fund of the Obligations (as hereinafter defined) of the Acquired Fund; (iii) the distribution, after the closing date provided in Section 3.1 (the “Closing Date”), of the Acquiring Fund Shares to the shareholders of the Acquired Fund; and (iv) the termination, dissolution and complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

The parties hereto therefore covenant and agree as follows:

1.	TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND THE ACQUIRING FUND SHARES AND LIQUIDATION OF THE ACQUIRED FUND.

1.1.	Subject to the terms and conditions hereof and on the basis of the representations and warranties contained herein:

(a)	The Acquired Fund will sell, assign, convey, transfer and deliver to the Acquiring Fund, and the Acquiring Fund will acquire, on the Closing Date, all of the properties and assets of the Acquired Fund as set forth in Section 1.2.

(b)	The Acquiring Fund shall, on the Closing Date, (i) issue and deliver to the Acquired Fund the number of full and fractional shares of each corresponding class of the Acquiring Fund, determined by dividing (1) the aggregate value of the Acquired Fund’s assets, net of liabilities of the Acquired Fund, attributable to each share class of the Acquired Fund (as set forth below), computed in the manner and as of the time and date set forth in Sections 2.2 and 2.4, by (2) the net asset value of one Acquiring Fund Share of the corresponding class (as set forth below), computed in the manner and as of the time and date set forth in Sections 2.3 and 2.4, and (ii) assume all of the Acquired Fund’s liabilities, expenses, costs and charges that are any of: (A) reflected in the calculation of the net asset value of the Acquired Fund as of the Valuation Date (as hereinafter defined), (B) constitute ordinary course liabilities of the Acquired Fund (including, without limitation, liabilities associated with securities transactions subject to settlement and contractual liabilities) that have either been disclosed to the Acquiring Fund as listed on Schedule A hereto or that are reflected on the books and records of the Acquired Fund, or (C) otherwise disclosed to the Acquiring Fund (collectively, the “Obligations”). Obligations shall not include any liabilities, costs or charges related to the Acquired Fund’s expense limitation arrangement (including, but not limited to, any recoupment by HCM or its affiliates of any fees or expenses previously waived or reimbursed). Such transactions shall take place at the closing provided for in Section 3 (the “Closing”). The classes of shares of the Acquiring Fund correspond to the classes of shares of the Acquired Fund as follows: Investor Select Shares of the Acquiring Fund correspond to Class A shares of the Acquired Fund; Investor Select Shares of the Acquiring Fund correspond to Class S shares of the Acquired Fund; and Fiduciary Shares of the Acquiring Fund correspond to Fiduciary Class shares of the Acquired Fund.

(c)	Upon consummation of the transactions described in subsections (a) and (b) above, the Acquired Fund in complete liquidation shall distribute to its shareholders of record as of the Closing Date the Acquiring Fund Shares received by it.

1.2.

The property and assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all cash, securities, commodities and futures interests, dividends and interest receivable, receivables for shares sold and all

A-2-1

other properties and assets which are owned by the Acquired Fund on the Closing Date and any deferred expenses or prepaid expenses, other than any unamortized organizational expenses, shown as an asset on the books of the Acquired Fund on the Closing Date.

1.3.	As provided in Section 3.4, as soon after the Closing Date as is conveniently practicable, the Acquired Fund will liquidate and distribute to its shareholders of record, all of the Acquiring Fund Shares received by the Acquired Fund as contemplated by Section 1.1 (such date, “the Liquidation Date”). Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of Acquired Fund shareholders and representing the respective number of the Acquiring Fund Shares due to such shareholders. The Acquiring Fund shall not be obligated to issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.4.	As soon as practicable after the Closing Date, the Acquired Fund shall make all filings and take all other steps as shall be necessary and proper to effect its complete liquidation. Any reporting responsibility relating to such liquidation of the Acquired Fund including, without limitation, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund up to and including the Closing Date and thereafter.

1.5.	Any and all obligations or liabilities arising under or in respect of this Agreement shall be those of the Acquired Fund or the Acquiring Fund, as the case may be, and shall not otherwise be obligations or liabilities of the Trust or the Acquiring Company generally, and, for clarity, under no circumstances will any other series of the Trust or the Acquiring Company have any obligation or liability under or in respect of this Agreement or the transactions contemplated hereby.

2.	VALUATION.

2.1.	On the Closing Date, the Acquiring Fund will deliver to the Acquired Fund the number and class of Acquiring Fund Shares (including fractional shares, if any) determined as provided in Section 1.

2.2.	The value of the Acquired Fund’s net assets will be computed as of the Valuation Date (defined below).

2.3.	The net asset value of an Acquiring Fund Share shall be the net asset value per Investor Select Share, or Fiduciary Share, respectively, of the Acquiring Fund computed as of the Valuation Date using the valuation procedures for the Acquiring Fund set forth in the Acquiring Company’s Registration Statement (as hereinafter defined), the Acquiring Fund’s then current prospectus(es) and statement of additional information relating to the Acquiring Fund’s Investor Select Shares and Fiduciary Shares (collectively, as amended or supplemented from time to time, the “Acquiring Fund Prospectus”) and the Acquiring Fund’s valuation procedures (the “Acquiring Fund Valuation Procedures”).

2.4.	The Valuation Date shall be 4:00 p.m., Eastern time, and after the declaration of any dividends by the Acquired Fund and after effectuating any redemptions of Acquired Fund shares effective as of such date, on the business day immediately preceding the Closing Date, or such earlier date as may be mutually agreed upon in writing by the parties hereto (the “Valuation Date”).

2.5.	The Acquiring Fund shall issue the Acquiring Fund Shares to the Acquired Fund on one share deposit receipt registered in the name of the Acquired Fund. The Acquired Fund shall distribute in liquidation to its shareholders of record, all of the Acquiring Fund Shares received by the Acquired Fund as contemplated by Section 1.1, by redelivering such share deposit receipt to the Acquiring Company’s transfer agent which will as soon as practicable set up open accounts for Acquired Fund shareholders in accordance with written instructions furnished by the Acquired Fund.

2.6.

The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest, cash or such dividends, rights and other payments received by it on or after the Closing Date with respect to the Investments (as defined below) and other properties and assets of the Acquired Fund, whether accrued or contingent, received by it on or after the Closing Date. Any such distribution shall be deemed included in the assets transferred to the Acquiring Fund at the Closing Date and shall not be separately valued unless the securities in respect of which such distribution is made shall have gone “ex” such distribution prior to the Valuation Date, in which case any such distribution which

A-2-2

remains unpaid at the Closing Date shall be included in the determination of the value of the assets of the Acquired Fund acquired by the Acquiring Fund.

2.7.	All computations of value shall be made by the pricing agent for the Acquiring Fund, in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund using the valuation procedures set forth in the Acquiring Company’s Registration Statement, the Acquiring Fund Prospectus and the Acquiring Fund Valuation Procedures.

3.	CLOSING AND CLOSING DATE.

3.1.	The Closing Date shall be on such date as the parties may agree. The Closing shall be held at the offices of the Acquiring Fund (or such other place as the parties may agree), at such time as the parties may agree.

3.2.	On the Closing Date, the portfolio securities of the Acquired Fund and all the Acquired Fund’s cash shall be delivered by the Acquired Fund to The Bank of New York Mellon, as custodian for the Acquiring Fund (the “Custodian”) for the account of the Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department’s book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the Investment Company Act of 1940, as amended (the “1940 Act”), and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be transferred to the account of the Acquiring Fund at the Custodian in a manner acceptable to the Acquiring Fund.

3.3.	In the event that on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on the New York Stock Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.4.	On the Closing Date, the Acquired Fund or its transfer agent shall deliver to the Acquiring Fund or its designated agent a list of the names and addresses of the Acquired Fund shareholders and the number of outstanding shares of the Acquired Fund owned by each Acquired Fund shareholder, all as of the close of business on the Valuation Date. The Acquiring Fund Shares issuable pursuant to Section 1.1 shall have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. On the Liquidation Date, the Acquiring Fund will provide to the Acquired Fund evidence reasonably satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited within each class of shares to open accounts in the names of Acquired Fund shareholders as provided in Section 1.3.

3.5.	At the Closing, each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by Section 1.

4.	REPRESENTATIONS AND WARRANTIES.

4.1.	Representations and Warranties of the Trust, on behalf of the Acquired Fund.

The Trust, on behalf of the Acquired Fund, represents and warrants the following to the Acquiring Fund and the Acquiring Company as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)	The Acquired Fund has all necessary federal, state and local authorizations to carry on its business as now being conducted.

(b)	The Trust is duly registered under the 1940 Act, as a management company of the open-end type, and the issued and outstanding shares of the Acquired Fund have been duly registered under the Securities Act of 1933, as amended (the “1933 Act”), and such registrations have not been revoked or rescinded and are in full force and effect.

A-2-3

(c)	The Acquired Fund is a separate series of the Trust duly constituted in accordance with the applicable provisions of the declaration of trust of the Trust and the 1940 Act and other applicable law.

(d)	The Acquired Fund is not in violation in any material respect of any material provisions of the Trust’s declaration of trust or code of regulations or any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund or its assets are bound, and the execution, delivery and performance of this Agreement will not result in any such violation.

(e)	The Acquired Fund’s current prospectuses and statement of additional information (collectively, as amended or supplemented from time to time, the “Acquired Fund Prospectus”) conform in all material respects to the applicable requirements of the 1933 Act, and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact relating to any of the Trust or the Acquired Fund required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(f)	At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund’s assets to be transferred to the Acquiring Fund pursuant to Section 1.2.

(g)	Except as has been disclosed in writing to the Acquiring Fund, no material litigation, administrative or other proceedings or investigation is presently pending or, to the knowledge of the Trust or the Acquired Fund, threatened as to the Acquired Fund or any of its properties or assets or any person whom the Acquired Fund may be obligated directly or indirectly to indemnify in connection with such litigation, proceedings or investigation, and the Acquired Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

(h)	Since January 31, 2013, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business (other than changes caused by changes in market conditions generally or those occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness (other than in the ordinary course of business). For the purposes of this subparagraph (h), (i) distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business and (ii) the effects of investment underperformance, negative investment performance or net redemptions shall not, individually or in the aggregate, be deemed to give rise to any such change.

(i)	As of the Closing Date, the Acquired Fund will have timely filed all federal, state, local, foreign and other tax returns and reports of the Acquired Fund (including, but not limited to, information returns) required by law to have been filed on or before such date (giving effect to extensions), and all federal, state, local, foreign and other taxes shown to be due on such returns and reports or any assessment received shall have been timely paid; all such returns and reports are accurate and complete as of the time of their filing, and accurately state the amount of tax (if any) owed for the periods covered by the returns, or, in the case of the information returns, the amount and character of income or other information required to be reported by the Acquired Fund. All of the Acquired Fund’s known tax liabilities will have been adequately provided for on its books. To the best of the Trust’s or the Acquired Fund’s knowledge, no tax deficiency or liability will have been asserted against, or question raised with respect to, the Acquired Fund, by the Internal Revenue Service or by any foreign, state or local tax authority, and the Acquired Fund is not under audit by the Internal Revenue Service or by any foreign, state or local tax authority for taxes in excess of those already paid.

(j)	The Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a “regulated investment company” within the meaning of Sections 851 et seq. of the Code in respect of each taxable year since the commencement of its operations, and will continue to meet such requirements at all times through the Closing Date.

(k)	The Acquired Fund has not received written notification from any tax authority that asserts a position contrary to any of the above representations.

A-2-4

(l)	The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest, no par value, of such number of different series as the board of trustees of the Trust may authorize from time to time. The outstanding shares of beneficial interest in the Acquired Fund as of the Closing Date will be divided into Class A shares, Class S shares, and Fiduciary Class shares, each having the characteristics described in the Acquired Fund Prospectus, and will, at the time of the Closing Date, be held of record by the persons and in the amounts set forth in the list provided by the Acquired Fund or its designated agent to the Acquiring Fund or its designated agent pursuant to Section 3.4. All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, validly issued, fully paid and non-assessable (except as set forth in the Acquired Fund Prospectus) by the Trust, and will have been issued in material compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of the Acquired Fund are outstanding.

(m)	The Acquired Fund’s investment operations from August 1, 2010, to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the prospectus and statement of additional information of the Acquired Fund, as in effect from time to time, except as previously disclosed in writing to the Acquiring Fund.

(n)	The execution, delivery and performance of this Agreement have been duly authorized by the board of trustees of the Trust and by all other necessary action on the part of the Trust and the Acquired Fund, other than shareholder approval as required by Section 8.1 hereof. Subject to shareholder approval as required by Section 8.1 hereof, this Agreement constitutes the valid and binding obligation of the Acquired Fund enforceable against the Trust and the Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(o)	Any information provided in writing by the Trust in respect of the Acquired Fund or by the Acquired Fund for use, to the extent applicable, in the proxy statement of the Acquired Fund (the “Prospectus/Proxy Statement”), to be included in a Registration Statement on Form N-14 of the Acquiring Company (the “Registration Statement”), does not, and from the date provided through and until the date of the shareholder meeting to approve the reorganization contemplated by this Agreement will not, contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

(p)	No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act, and/or state securities or Blue Sky laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico).

(q)	As of both the Valuation Date and the Closing Date, the Acquired Fund will have full right, power and authority to sell, assign, transfer and deliver the Investments and any other assets and liabilities of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and liabilities as contemplated by this Agreement, the Acquiring Fund will acquire the Investments and any such other assets subject to no encumbrances, liens or security interests in favor of any third party creditor of the Acquired Fund, and without any restrictions upon the transfer thereof, other than such restrictions as might arise under the 1933 Act. As used in this Agreement, the term “Investments” shall mean the Acquired Fund’s investments shown on the schedule of its portfolio investments as of January 31, 2013, as supplemented with such changes as the Acquired Fund shall make after January 31, 2013, which changes shall be disclosed to the Acquiring Fund in an updated schedule of investments, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions through the Closing Date.

(r)	The books and records of the Acquired Fund made available to the Acquiring Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquired Fund.

A-2-5

(s)	To the best of the Trust’s and the Acquired Fund’s knowledge, all of the issued and outstanding shares of the Acquired Fund shall have been offered for sale and sold in material conformity with all applicable federal and state securities laws (including any applicable exemptions therefrom), or the Acquired Fund has taken any action necessary to remedy any prior failure to have offered for sale and sold such shares in material conformity with such laws.

4.2.	Representations and Warranties of the Acquiring Company, on behalf of the Acquiring Fund.

The Acquiring Company, on behalf of the Acquiring Fund, represents and warrants the following to the Acquired Fund and the Trust as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)	The Acquiring Fund has all necessary federal, state and local authorizations to carry on its business as now being conducted.

(b)	The Acquiring Company is duly registered under the 1940 Act, as a management company of the open-end type, and the issued and outstanding shares of the Acquiring Fund have been duly registered under the 1933 Act, and such registrations have not been revoked or rescinded and are in full force and effect.

(c)	The Acquiring Fund is a separate series of the Acquiring Company duly constituted in accordance with the applicable provisions of the Declaration of Trust, as amended (the “Declaration of Trust”), of the Acquiring Company and the 1940 Act and other applicable law.

(d)	The Acquiring Fund is not in violation in any material respect of any material provisions of the Acquiring Company’s Declaration of Trust or bylaws or any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund or its assets are bound, and the execution, delivery and performance of this Agreement will not result in any such violation.

(e)	The Acquiring Fund Prospectus conforms in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact relating to the Acquiring Company or the Acquiring Fund required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(f)	Except as has been disclosed in writing to the Acquired Fund, no material litigation, administrative or other proceedings or investigation is presently pending or, to the knowledge of the Acquiring Company or the Acquiring Fund, threatened as to the Acquiring Fund or any of its properties or assets or any person whom the Acquiring Fund may be obligated directly or indirectly to indemnify in connection with such litigation, proceedings or investigation, and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

(g)	Since September 30, 2012, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes caused by changes in market conditions generally and those occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness, other than in the ordinary course of business. For the purposes of this subparagraph (g), (i) distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business and (ii) the effects of investment underperformance, negative investment performance or net redemptions shall not, individually or in the aggregate, be deemed to give rise to any such change.

(h)

As of the Closing Date, the Acquiring Fund will have timely filed all federal, state, local, foreign and other tax returns and reports of the Acquiring Fund (including, but not limited to, information returns) required by law to have been filed on or before such date (giving effect to extensions), and all federal, state, local, foreign and other taxes shown to be due on such returns and reports or any assessment received shall have been timely paid; all such returns and reports are accurate and complete as of the time of their filing, and accurately state the amount of tax (if any) owed for the periods covered by the returns, or, in the case of

A-2-6

information returns, the amount and character of income or other information required to be reported by the Acquiring Fund. All of the Acquiring Fund’s known tax liabilities will have been adequately provided for on its books. To the best of the Acquiring Company’s or the Acquiring Fund’s knowledge, no tax deficiency or liability will have been asserted against, or question raised with respect to, the Acquiring Fund by the Internal Revenue Service or by any foreign, state or local tax authority, and the Acquiring Fund is not under audit by the Internal Revenue Service or by any foreign, state or local tax authority for taxes in excess of those already paid.

(i)	The Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a “regulated investment company” within the meaning of Sections 851 et seq. of the Code in respect of each taxable year since the commencement of its operations, and expects to continue to meet such requirements for its taxable year that includes the Closing Date.

(j)	The authorized capital of the Acquiring Company consists of an unlimited number of shares of beneficial interest, par value of one cent ($.01) per share, of such number of different series and classes as the board of trustees of the Acquiring Company may authorize from time to time. The outstanding shares of beneficial interest in the Acquiring Fund as of the Closing Date to be issued hereunder will be divided into Investor Select Shares and Fiduciary Shares; the Investor Select Shares and Fiduciary Shares having the characteristics described in the Acquiring Fund Prospectus. All issued and outstanding shares of the Acquiring Fund, including the Acquiring Fund Shares issued hereunder, are, and at the Closing Date will be, validly issued, fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Company, and will have been issued in material compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of the Acquiring Fund are outstanding.

(k)	The Acquiring Fund’s investment operations from April 1, 2011, to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the prospectus and statement of additional information of the Acquiring Fund, as in effect from time to time, except as previously disclosed in writing to the Acquired Fund.

(l)	The execution, delivery and performance of this Agreement have been duly authorized by the board of trustees of the Acquiring Company and by all other necessary action on the part of the Acquiring Company and the Acquiring Fund and constitute the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Company and the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(m)	As of the effective date of the Registration Statement, the date of the meeting of shareholders of the Acquired Fund and the Closing Date, the Prospectus/Proxy Statement, including the documents contained or incorporated therein by reference, insofar as it relates to the Acquiring Company and the Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

(n)	Any books and records of the Acquiring Fund made available to the Acquired Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquiring Fund.

(o)	No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, and/or state securities or Blue Sky laws.

5.	COVENANTS OF THE PARTIES.

A-2-7

5.1.	The Acquired Fund and the Acquiring Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include purchases and sales of portfolio securities, sales and redemptions of fund shares, and regular and customary periodic dividends and distributions.

5.2.	The Trust will call a meeting of the Acquired Fund shareholders to be held prior to the Closing Date to consider and act upon this Agreement and the transactions contemplated herein, including the liquidation of the Acquired Fund, and take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby.

5.3.	In connection with the Acquired Fund shareholders’ meeting referred to in Section 5.2, the Acquiring Company will prepare the Registration Statement and Prospectus/Proxy Statement for such meeting, which the Acquiring Company will file for the registration under the 1933 Act of the Acquiring Fund Shares to be distributed to Acquired Fund shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act and the 1940 Act.

5.4.	Each of the Trust, the Acquired Fund, the Acquiring Company and the Acquiring Fund will cooperate with the others, and each will furnish to the others the information relating to itself required by the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder to be set forth in the Registration Statement, including the Prospectus/Proxy Statement. Without limiting the foregoing, the Trust and the Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of Acquired Fund shares.

5.5.	Subject to the provisions of this Agreement, the Trust, the Acquired Fund, the Acquiring Company and the Acquiring Fund will each take, or cause to be taken, all actions, and do or cause to be done, all things, reasonably necessary, proper or advisable to cause the conditions to the other parties’ obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

5.6.	As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be certified by the Trust’s President and Treasurer.

5.7.	The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or Blue Sky laws as it may deem appropriate in order to continue its operations after the Closing Date.

5.8.	The Trust and the Acquired Fund agree that the liquidation and termination of the Acquired Fund will be effected in the manner provided in the Trust’s declaration of trust and code of regulations in accordance with applicable law and that on and after the Closing Date, the Acquired Fund shall not conduct any business except in connection with its liquidation and termination.

5.9.	The Acquiring Company covenants and agrees not to amend the Expense Limitation Agreement (as defined below) in any manner that is adverse to shareholders of the Acquiring Fund.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

6.1.	The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed on its behalf by the Trust’s President or any Vice President and its Treasurer or any Assistant Treasurer, in form and substance reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquired Fund has complied in all material respects with all the covenants and agreements and satisfied all of the conditions on its part to be performed or satisfied in all material respects by it under this Agreement at or prior to the Closing Date.

A-2-8

6.2.	The Acquired Fund shall have furnished to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, with values determined as provided in Section 2 of this Agreement, together with a list of Investments with their respective adjusted tax basis, all as of the Valuation Date, and a certificate of the Trust’s President or any Vice President and Treasurer or any Assistant Treasurer, dated the Closing Date, to the effect that as of the Valuation Date and as of the Closing Date there has been no material adverse change in the financial position of the Acquired Fund since January 31, 2013 (other than changes caused by changes in market conditions generally and those occurring in the ordinary course of business).

6.3.	The Acquired Fund shall have furnished to the Acquiring Fund a certificate, signed on its behalf by the President or any Vice President and the Treasurer or any Assistant Treasurer of the Trust, as to the adjusted tax basis in the hands of the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement, together with any such other evidence as to such adjusted tax basis as the Acquiring Fund may reasonably request within a reasonable time prior to the Closing Date.

6.4.	Prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing to the Acquired Fund’s shareholders, in distributions qualifying for the dividends paid deduction under section 561 of the Code, all of its investment company taxable income (computed without regard to any deduction for dividends paid), all of its net tax-exempt income and all of its net capital gain, in each case for or in its taxable year ended July 31, 2012, and the short taxable year beginning on August 1, 2012, and ending on the Closing Date.

6.5.	The Acquired Fund’s custodian shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held by such custodian as of the Valuation Date.

6.6.	The Acquiring Fund or its designated agent shall have (i) a record specifying the number of Acquired Fund shares outstanding as of the Valuation Date and (ii) a record specifying the name and address of each holder of record of any Acquired Fund shares and the number of Acquired Fund shares held of record by each such shareholder as of the Valuation Date.

6.7.	(1) This Agreement shall have been approved by the shareholders of the Acquired Fund in the manner required by the Trust’s declaration of trust, code of regulations and applicable law and the Acquiring Fund shall have received reasonable evidence of each such approval, and (2) the conditions for the closing of the Reorganization shall have been satisfied or waived by the applicable party.

6.8.	The Acquiring Fund shall have received a favorable opinion of counsel to the Acquired Fund for the transactions contemplated hereby, dated the Closing Date, with such assumptions and limitations as shall be in the opinion of counsel appropriate to render the opinions expressed therein, and in a form satisfactory to the Acquiring Fund, substantially to the following effect:

(a)	The Trust is an unincorporated voluntary association validly existing under the laws of the Commonwealth of Massachusetts, and the Acquired Fund is a separate series of the Trust duly constituted under the declaration of trust and code of regulations of the Trust.

(b)	The Agreement has been duly authorized, executed and delivered by the Trust, on behalf of the Acquired Fund, and assuming due authorization, execution and delivery by the other parties thereto, constitutes the valid and binding obligation of the Acquired Fund, enforceable against the Trust and the Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(c)	The Bill of Sale is sufficient in form to transfer to the Acquiring Fund the assets purported to be transferred thereby to it by the Acquired Fund.

(d)	Under the laws of the Commonwealth of Massachusetts and the federal laws of the United States, no consent, approval, license or exemption by, or order or authorization of, or filing, recording or registration with, any governmental authority is required to be obtained by the Trust or the Acquired Fund in connection with the execution and delivery of the Agreement or the consummation of the Reorganization, except (i) such as have been obtained or made prior to the date hereof or (ii) such as may be required under state securities or Blue Sky laws (as to which counsel to the Acquired Fund expresses no opinion).

A-2-9

(e)	The execution and delivery of this Agreement by the Trust, on behalf of the Acquired Fund, did not, and the performance by the Trust and the Acquired Fund of their obligations hereunder will not, violate the Trust’s declaration of trust or code of regulations.

(f)	To the knowledge of counsel to the Acquired Fund, the Trust is registered as an investment company under the 1940 Act and no order suspending such registration has been issued.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

The obligations of the Acquired Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

7.1.	The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed on its behalf by the Acquiring Company’s President or any Vice President and its Treasurer or any Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquiring Fund has complied in all material respects with all the covenants and agreements and satisfied all of the conditions to be performed or satisfied in all material respects by it under this Agreement at or prior to the Closing Date.

7.2.	The Acquiring Company, on behalf of the Acquiring Fund, shall have executed and delivered to the Acquired Fund an Assumption of Liabilities dated as of the Closing Date pursuant to which the Acquiring Fund will assume all of the Obligations of the Acquired Fund existing at the Valuation Date in accordance with Section 1 hereof in connection with the transactions contemplated by this Agreement.

7.3.	(1) This Agreement shall have been approved by the shareholders of the Acquired Fund in the manner required by the Trust’s declaration of trust, code of regulations and applicable law and the Acquiring Fund shall have received reasonable evidence of each such approval, and (2) the conditions for the closing of the Reorganization shall have been satisfied or waived by the applicable party.

7.4.	The Acquired Fund shall have received a favorable opinion of Paul Hastings LLP, counsel to the Acquiring Fund, and Massachusetts counsel with respect to matters governed by the laws of the Commonwealth of Massachusetts (each such opinion may reasonably rely on certificates of officers of the Acquiring Company) for the transactions contemplated hereby, dated the Closing Date, with such assumptions and limitations as shall be in the opinion of counsel appropriate to render the opinions expressed therein, and in a form satisfactory to the Acquired Fund, substantially to the following effect:

(a)	The Acquiring Company is a Massachusetts business trust validly existing and in good standing under the laws of the Commonwealth of Massachusetts, and the Acquiring Fund is a separate series of the Acquiring Company duly constituted under the Declaration of Trust and bylaws of the Acquiring Company.

(b)	The Agreement has been duly authorized, executed and delivered by the Acquiring Company, on behalf of the Acquiring Fund, and assuming due authorization, execution and delivery by the other parties thereto, constitutes the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Company and the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(c)	Assuming that consideration therefor of not less than the net asset value and the applicable par value thereof has been paid, the Acquiring Fund Shares to be issued and delivered to the Acquired Fund on behalf of the shareholders of the Acquired Fund as provided by the Agreement are duly authorized and upon such issuance and delivery will be validly issued and outstanding and fully paid and nonassessable shares of beneficial interest in the Acquiring Fund (except as described in the Registration Statement), and no shareholder of the Acquiring Fund has any preemptive right to subscription or purchase in respect thereof pursuant to the laws of the Commonwealth of Massachusetts and the federal laws of the United States or the Acquiring Company’s Declaration of Trust or bylaws.

A-2-10

(d)	Under the laws of the Commonwealth of Massachusetts and the federal laws of the United States, no consent, approval, license or exemption by, or order or authorization of, or filing, recording or registration with, any governmental authority is required to be obtained by the Acquiring Company or the Acquiring Fund in connection with the execution and delivery of the Agreement or the consummation of the Reorganization, except (i) such as have been obtained or made prior to the date hereof or (ii) such as may be required under state securities or Blue Sky laws (as to which counsel to the Acquiring Fund expresses no opinion).

(e)	The execution and delivery of this Agreement by the Acquiring Company, on behalf of the Acquiring Fund, did not, and the performance by the Acquiring Company and the Acquiring Fund of their obligations hereunder will not, violate the Acquiring Company’s Declaration of Trust or bylaws.

(f)	To the knowledge of counsel to the Acquiring Fund, the Acquiring Company is registered as an investment company under the 1940 Act and no order suspending such registration has been issued. In addition, the Registration Statement has been declared or otherwise become effective under the 1933 Act, and, to the knowledge of counsel to the Acquiring Fund, no stop order suspending such effectiveness has been issued.

7.5.	The Acquiring Company, on behalf of the Acquiring Fund, shall have entered into an expense limitation agreement with the Acquiring Adviser consistent with the form of expense limitation agreement filed with the Registration Statement and in the amounts and duration as disclosed in the Registration Statement (the “Expense Limitation Agreement”).

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE PARTIES.

The respective obligations of the Acquiring Fund and the Acquired Fund hereunder are subject to the further conditions that on or before the Closing Date:

8.1.	This Agreement shall have been approved by the shareholders of the Acquired Fund in the manner required by the Trust’s declaration of trust, code of regulations and applicable law, and the parties shall have received reasonable evidence of such approval.

8.2.	The conditions for the closing of the transaction between the Acquiring Company and HCM pursuant to the Cooperation Agreement between HCM and the Acquiring Adviser dated as of April 2, 2013 (the “Cooperation Agreement”), shall have been satisfied or waived by the applicable party such that such transaction shall be consummated simultaneously with the reorganization of the Acquired Fund into the Acquiring Fund.

8.3.	On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act, and no action, suit or other proceeding instituted by anyone other than the Trust, the Acquiring Company, HCM or its affiliates or the Acquiring Adviser or its affiliates shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.4.	All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by the Acquired Fund or the Acquiring Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund.

8.5.	The Registration Statement shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.6.	The post-effective amendment filed on March 4, 2013, to the registration statement of the Acquiring Company on Form N-1A relating to shares of the Acquiring Fund shall have become effective and no stop order suspending the effectiveness thereof shall have been issued.

A-2-11

8.7.	The Acquired Fund and the Acquiring Fund shall have received an opinion of Paul Hastings LLP, dated on the Closing Date (which opinion will be subject to certain qualifications) satisfactory to both parties substantially to the effect that, on the basis of the existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules, and court decisions, as further described below, generally for federal income tax purposes:

(a)	The Reorganization as described in Section 1 hereof will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund each will be “a party to a reorganization” within the meaning of Section 368(b) of the Code.

(b)	Under Sections 361 and 357(a) of the Code, the Acquired Fund will not recognize gain or loss upon the transfer of its assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, or upon the distribution of the Acquiring Fund Shares by the Acquired Fund to its shareholders in liquidation, except for (A) any gain or loss that may be recognized on “section 1256 contracts” as defined in Section 1256(b) of the Code as a result of the closing of the tax year of the Acquired Fund, (B) any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized (1) as a result of the closing of the tax year of the Acquired Fund, (2) upon the termination of a position, or (3) upon the transfer of an asset regardless of whether such a transfer would otherwise be a nontaxable transaction.

(c)	Under Section 1032 of the Code, the Acquiring Fund will not recognize gain or loss upon the receipt of the assets of the Acquired Fund in exchange for the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund and issuance of the Acquiring Fund Shares as contemplated in Section 1 hereof.

(d)	Under Section 362(b) of the Code, the Acquiring Fund’s tax basis in the assets of the Acquired Fund transferred to the Acquiring Fund in the Reorganization will be the same as Acquired Fund’s tax basis immediately prior to the transfer, increased by any gain or decreased by any loss required to be recognized as described in (b) above.

(e)	Under Section 1223(2) of the Code, Acquiring Fund’s holding period of each asset of the Acquired Fund transferred to the Acquiring Fund in the Reorganization, other than any asset with respect to which gain or loss is required to be recognized as described in (b) above, will include the period during which such asset was held or treated for federal income tax purposes as held by the Acquired Fund.

(f)	Under Section 354 of the Code, Acquired Fund shareholders will not recognize gain or loss upon the exchange of their Acquired Fund shares for Acquiring Fund Shares.

(g)	Under Section 358 of the Code, the aggregate tax basis of the Acquiring Fund Shares an Acquired Fund shareholder receives in the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor.

(h)	Under Section 1223(1) of the Code, an Acquired Fund shareholder’s holding period for the Acquiring Fund Shares received in the Reorganization will include the shareholder’s holding period for the Acquired Fund shares exchanged therefor, provided that the shareholder held those Acquired Fund shares as capital assets on the date of the exchange.

(i)	The Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

The opinion will be based on certain factual certifications made by officers of the Trust and the Acquiring Company and will also be based on customary assumptions. The opinion is not a guarantee that the tax consequences of the Reorganization will be as described above. The opinion will note and distinguish certain published precedent. There is no assurance that the Internal Revenue Service or a court would agree with the opinion.

8.8.

At any time prior to the Closing, any of the foregoing conditions of this Section 8 (except for Section 8.1) may be jointly waived by the board of trustees of the Trust and the board of trustees of the Acquiring Company, if, in the judgment of the board of trustees of the Trust, such waiver will not have a material adverse effect on the interests of

A-2-12

the shareholders of the Acquired Fund, and, in the judgment of the board of trustees of the Acquiring Company, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquiring Fund.

9.	BROKERAGE FEES AND EXPENSES.

9.1.	Each of the Acquired Fund and the Acquiring Fund represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker’s or finder’s or other similar fee or commission from it arising out of the transactions contemplated by this Agreement, except as set forth in the Cooperation Agreement with respect to HCM and the Acquiring Adviser, respectively. HCM and the Acquiring Adviser represent that neither the Acquired Fund nor the Acquiring Fund will be obligated to pay any broker’s or finder’s or other similar fee or commission arising out of the transactions contemplated by this Agreement.

9.2.	The Acquiring Adviser and HCM agree that none of the costs and expenses incurred in connection with the Reorganization, whether or not the Reorganization is consummated, will be borne by the Trust, the Acquired Fund, the Acquiring Company or the Acquiring Fund and that such costs and expenses will be borne by the Acquiring Adviser and HCM in the manner prescribed and as set forth in the Cooperation Agreement; except that in all cases, the party directly incurring such costs and expenses shall bear them if and to the extent that payment by the Acquiring Adviser or HCM would result in the disqualification of the Acquiring Fund or the Acquired Fund as a regulated investment company or would prevent the Reorganization from qualifying as a tax-free reorganization.

10.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.

10.1.	Each of the Trust, the Acquired Fund, the Acquiring Company and the Acquiring Fund agrees that it has not made any representation, warranty or covenant not set forth herein with respect to the Reorganization and that this Agreement constitutes the entire agreement between the parties with respect to the Reorganization.

10.2.	No representation, warranty or covenant contained in this Agreement or in any document, certificate or other instrument required to be delivered under this Agreement shall survive the Closing or termination of this Agreement (except as provided in Section 11.3 hereof), and no party shall, therefore, have any recourse therefore against any other party in connection therewith; provided that this Section 10.2 shall not limit any covenant contained herein that by its terms contemplates performance after Closing nor shall it limit any covenants contained in Sections 9.1 and 9.2.

11.	TERMINATION.

11.1.	This Agreement may be terminated by the mutual agreement of the Acquired Fund and the Acquiring Fund prior to the Closing Date.

11.2.	In addition, either of the Acquired Fund or the Acquiring Fund may at its option terminate this Agreement at or prior to the Closing Date because:

(a)	Of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing Date;

(b)	A condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met;

(c)	Any governmental authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement or the consummation of any of the transactions contemplated herein and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this Section 11.2(c) shall have used its reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied; or

A-2-13

(d)	The board of trustees of the Trust or the board of trustees of the Acquiring Company has resolved to terminate this Agreement after determining in good faith that circumstances have developed that would make proceeding with the Reorganization not in the best interests of the Acquired Fund’s shareholders or the Acquiring Fund’s shareholders.

11.3.	In the event of the termination of this Agreement and abandonment of the transactions contemplated hereby pursuant to this Section 11, this Agreement shall become void and have no effect except that Sections 9.1, 9.2, 10, 11.3, 13, 14 and 15 shall survive any termination of this Agreement.

12.	TRANSFER TAXES.

Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

13.	AMENDMENTS.

This Agreement may be amended, modified or supplemented in such manner as may be jointly agreed upon in writing by the Trust and the Acquiring Company (and, for purposes of amendments to Sections 9.1, 9.2 and 10.2, the Acquiring Adviser and HCM).

14.	NOTICES.

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid certified mail, facsimile or overnight courier addressed to the Trust, the Acquired Fund or HCM at 350 California Street, San Francisco, CA 94104, facsimile number 1-213-236-6865, and to the Acquiring Company, the Acquiring Fund or the Acquiring Adviser at 1411 Broadway, 28th Floor, New York, NY 10018.

15.	MISCELLANEOUS.

15.1.	The article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2.	This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

15.3.	This Agreement shall be governed by and construed in accordance with the domestic substantive laws of the Commonwealth of Massachusetts, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

15.4.	This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties hereto. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.5.	All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

15.6.	The names “HighMark Funds” and “Trustees of HighMark Funds” refers respectively to the Trust created and the Trustees of the Trust, as trustees but not individually or personally, acting from time to time under a Declaration of Trust dated March 10, 1987, to which reference is hereby made and a copy of which is on file at the office of the Secretary of the Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of the Trust entered into in the name or on behalf thereof by any of the Trustees, or its representatives or agents, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of the Trust personally, but bind only the assets of the Trust and all persons dealing with any series of shares of the Trust must look solely to the assets of the Trust belonging to such series for the enforcement of any claims against the Trust.

A-2-14

15.7.	The obligations of the Acquiring Company entered into in the name of or on behalf thereof by any of the trustees of the Acquiring Company, or its representatives or agents, are made not individually, but in such capacities, and are not binding upon any of the trustees, shareholders or representatives of the Acquiring Company personally, but bind only the assets of the Acquiring Company and all persons dealing with any series of shares of the Acquiring Company must look solely to the assets of the Acquiring Company belonging to such series for the enforcement of any claims against the Acquiring Company.

A-2-15

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President, a Vice President or Treasurer.

HIGHMARK FUNDS On behalf of HighMark Treasury Plus Money Market Fund

By:	/s/ Dennis Mooradian
Name: Dennis Mooradian
Title: President

DAILY INCOME FUND
On behalf of U.S. Treasury Portfolio

By:	/s/ Esther Cheung
Name: Esther Cheung
Title: Treasurer

For purposes of Sections 9.1, 9.2 and 10.2 only:

REICH & TANG ASSET MANAGEMENT, LLC

By:	/s/ Joseph Jerkovich
Name: Joseph Jerkovich
Title: President and CFO

HIGHMARK CAPITAL MANAGEMENT, INC.

By:	/s/ Dennis Mooradian
Name: Dennis Mooradian
Title: President and CEO

A-2-16

Schedule A

A-2-17

Appendix A-3

AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization (the “Agreement”) is made as of April 2, 2013, by and among HighMark Funds, a Massachusetts business trust (the “Trust”), on behalf of HighMark Diversified Money Market Fund (the “Acquired Fund”), Daily Income Fund, a Massachusetts business trust (the “Acquiring Company”), on behalf of Money Market Portfolio (the “Acquiring Fund”) and, for purposes of Sections 9.1, 9.2 and 10.2 only, Reich & Tang Asset Management, LLC (the “Acquiring Adviser”) and HighMark Capital Management, Inc. (“HCM”). The capitalized terms used herein shall have the meaning ascribed to them in this Agreement.

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of (i) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Investor Select Shares and Fiduciary Shares of the Acquiring Fund (the “Acquiring Fund Shares”); (ii) the assumption by the Acquiring Fund of the Obligations (as hereinafter defined) of the Acquired Fund; (iii) the distribution, after the closing date provided in Section 3.1 (the “Closing Date”), of the Acquiring Fund Shares to the shareholders of the Acquired Fund; and (iv) the termination, dissolution and complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

The parties hereto therefore covenant and agree as follows:

1.	TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND THE ACQUIRING FUND SHARES AND LIQUIDATION OF THE ACQUIRED FUND.

1.1.	Subject to the terms and conditions hereof and on the basis of the representations and warranties contained herein:

(a)	The Acquired Fund will sell, assign, convey, transfer and deliver to the Acquiring Fund, and the Acquiring Fund will acquire, on the Closing Date, all of the properties and assets of the Acquired Fund as set forth in Section 1.2.

(b)	The Acquiring Fund shall, on the Closing Date, (i) issue and deliver to the Acquired Fund the number of full and fractional shares of each corresponding class of the Acquiring Fund, determined by dividing (1) the aggregate value of the Acquired Fund’s assets, net of liabilities of the Acquired Fund, attributable to each share class of the Acquired Fund (as set forth below), computed in the manner and as of the time and date set forth in Sections 2.2 and 2.4, by (2) the net asset value of one Acquiring Fund Share of the corresponding class (as set forth below), computed in the manner and as of the time and date set forth in Sections 2.3 and 2.4, and (ii) assume all of the Acquired Fund’s liabilities, expenses, costs and charges that are any of: (A) reflected in the calculation of the net asset value of the Acquired Fund as of the Valuation Date (as hereinafter defined), (B) constitute ordinary course liabilities of the Acquired Fund (including, without limitation, liabilities associated with securities transactions subject to settlement and contractual liabilities) that have either been disclosed to the Acquiring Fund as listed on Schedule A hereto or that are reflected on the books and records of the Acquired Fund, or (C) otherwise disclosed to the Acquiring Fund (collectively, the “Obligations”). Obligations shall not include any liabilities, costs or charges related to the Acquired Fund’s expense limitation arrangement (including, but not limited to, any recoupment by HCM or its affiliates of any fees or expenses previously waived or reimbursed). Such transactions shall take place at the closing provided for in Section 3 (the “Closing”). The classes of shares of the Acquiring Fund correspond to the classes of shares of the Acquired Fund as follows: Investor Select Shares of the Acquiring Fund correspond to Class A shares of the Acquired Fund; Investor Select Shares of the Acquiring Fund correspond to Class S shares of the Acquired Fund; and Fiduciary Shares of the Acquiring Fund correspond to Fiduciary Class shares of the Acquired Fund.

(c)	Upon consummation of the transactions described in subsections (a) and (b) above, the Acquired Fund in complete liquidation shall distribute to its shareholders of record as of the Closing Date the Acquiring Fund Shares received by it.

1.2.	The property and assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all cash, securities, commodities and futures interests, dividends and interest receivable, receivables for shares sold and all other properties and assets which are owned by the Acquired Fund on the Closing Date and any deferred expenses or prepaid expenses, other than any unamortized organizational expenses, shown as an asset on the books of the Acquired Fund on the Closing Date.

A-3-1

1.3.	As provided in Section 3.4, as soon after the Closing Date as is conveniently practicable, the Acquired Fund will liquidate and distribute to its shareholders of record, all of the Acquiring Fund Shares received by the Acquired Fund as contemplated by Section 1.1 (such date, “the Liquidation Date”). Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of Acquired Fund shareholders and representing the respective number of the Acquiring Fund Shares due to such shareholders. The Acquiring Fund shall not be obligated to issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.4.	As soon as practicable after the Closing Date, the Acquired Fund shall make all filings and take all other steps as shall be necessary and proper to effect its complete liquidation. Any reporting responsibility relating to such liquidation of the Acquired Fund including, without limitation, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund up to and including the Closing Date and thereafter.

1.5.	Any and all obligations or liabilities arising under or in respect of this Agreement shall be those of the Acquired Fund or the Acquiring Fund, as the case may be, and shall not otherwise be obligations or liabilities of the Trust or the Acquiring Company generally, and, for clarity, under no circumstances will any other series of the Trust or the Acquiring Company have any obligation or liability under or in respect of this Agreement or the transactions contemplated hereby.

2.	VALUATION.

2.1.	On the Closing Date, the Acquiring Fund will deliver to the Acquired Fund the number and class of Acquiring Fund Shares (including fractional shares, if any) determined as provided in Section 1.

2.2.	The value of the Acquired Fund’s net assets will be computed as of the Valuation Date (defined below).

2.3.	The net asset value of an Acquiring Fund Share shall be the net asset value per Investor Select Share, or Fiduciary Share, respectively, of the Acquiring Fund computed as of the Valuation Date using the valuation procedures for the Acquiring Fund set forth in the Acquiring Company’s Registration Statement (as hereinafter defined), the Acquiring Fund’s then current prospectus(es) and statement of additional information relating to the Acquiring Fund’s Investor Select Shares and Fiduciary Shares (collectively, as amended or supplemented from time to time, the “Acquiring Fund Prospectus”) and the Acquiring Fund’s valuation procedures (the “Acquiring Fund Valuation Procedures”).

2.4.	The Valuation Date shall be 4:00 p.m., Eastern time, and after the declaration of any dividends by the Acquired Fund and after effectuating any redemptions of Acquired Fund shares effective as of such date, on the business day immediately preceding the Closing Date, or such earlier date as may be mutually agreed upon in writing by the parties hereto (the “Valuation Date”).

2.5.	The Acquiring Fund shall issue the Acquiring Fund Shares to the Acquired Fund on one share deposit receipt registered in the name of the Acquired Fund. The Acquired Fund shall distribute in liquidation to its shareholders of record, all of the Acquiring Fund Shares received by the Acquired Fund as contemplated by Section 1.1, by redelivering such share deposit receipt to the Acquiring Company’s transfer agent which will as soon as practicable set up open accounts for Acquired Fund shareholders in accordance with written instructions furnished by the Acquired Fund.

2.6.	The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest, cash or such dividends, rights and other payments received by it on or after the Closing Date with respect to the Investments (as defined below) and other properties and assets of the Acquired Fund, whether accrued or contingent, received by it on or after the Closing Date. Any such distribution shall be deemed included in the assets transferred to the Acquiring Fund at the Closing Date and shall not be separately valued unless the securities in respect of which such distribution is made shall have gone “ex” such distribution prior to the Valuation Date, in which case any such distribution which remains unpaid at the Closing Date shall be included in the determination of the value of the assets of the Acquired Fund acquired by the Acquiring Fund.

2.7.

All computations of value shall be made by the pricing agent for the Acquiring Fund, in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund using the valuation procedures set forth in the

A-3-2

Acquiring Company’s Registration Statement, the Acquiring Fund Prospectus and the Acquiring Fund Valuation Procedures.

3.	CLOSING AND CLOSING DATE.

3.1.	The Closing Date shall be on such date as the parties may agree. The Closing shall be held at the offices of the Acquiring Fund (or such other place as the parties may agree), at such time as the parties may agree.

3.2.	On the Closing Date, the portfolio securities of the Acquired Fund and all the Acquired Fund’s cash shall be delivered by the Acquired Fund to The Bank of New York Mellon, as custodian for the Acquiring Fund (the “Custodian”) for the account of the Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department’s book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the Investment Company Act of 1940, as amended (the “1940 Act”), and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be transferred to the account of the Acquiring Fund at the Custodian in a manner acceptable to the Acquiring Fund.

3.3.	In the event that on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on the New York Stock Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.4.	On the Closing Date, the Acquired Fund or its transfer agent shall deliver to the Acquiring Fund or its designated agent a list of the names and addresses of the Acquired Fund shareholders and the number of outstanding shares of the Acquired Fund owned by each Acquired Fund shareholder, all as of the close of business on the Valuation Date. The Acquiring Fund Shares issuable pursuant to Section 1.1 shall have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. On the Liquidation Date, the Acquiring Fund will provide to the Acquired Fund evidence reasonably satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited within each class of shares to open accounts in the names of Acquired Fund shareholders as provided in Section 1.3.

3.5.	At the Closing, each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by Section 1.

4.	REPRESENTATIONS AND WARRANTIES.

4.1.	Representations and Warranties of the Trust, on behalf of the Acquired Fund.

The Trust, on behalf of the Acquired Fund, represents and warrants the following to the Acquiring Fund and the Acquiring Company as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)	The Acquired Fund has all necessary federal, state and local authorizations to carry on its business as now being conducted.

(b)	The Trust is duly registered under the 1940 Act, as a management company of the open-end type, and the issued and outstanding shares of the Acquired Fund have been duly registered under the Securities Act of 1933, as amended (the “1933 Act”), and such registrations have not been revoked or rescinded and are in full force and effect.

(c)	The Acquired Fund is a separate series of the Trust duly constituted in accordance with the applicable provisions of the declaration of trust of the Trust and the 1940 Act and other applicable law.

(d)

The Acquired Fund is not in violation in any material respect of any material provisions of the Trust’s declaration of trust or code of regulations or any material agreement, indenture, instrument, contract, lease

A-3-3

or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund or its assets are bound, and the execution, delivery and performance of this Agreement will not result in any such violation.

(e)	The Acquired Fund’s current prospectuses and statement of additional information (collectively, as amended or supplemented from time to time, the “Acquired Fund Prospectus”) conform in all material respects to the applicable requirements of the 1933 Act, and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact relating to any of the Trust or the Acquired Fund required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(f)	At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund’s assets to be transferred to the Acquiring Fund pursuant to Section 1.2.

(g)	Except as has been disclosed in writing to the Acquiring Fund, no material litigation, administrative or other proceedings or investigation is presently pending or, to the knowledge of the Trust or the Acquired Fund, threatened as to the Acquired Fund or any of its properties or assets or any person whom the Acquired Fund may be obligated directly or indirectly to indemnify in connection with such litigation, proceedings or investigation, and the Acquired Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

(h)	Since January 31, 2013, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business (other than changes caused by changes in market conditions generally or those occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness (other than in the ordinary course of business). For the purposes of this subparagraph (h), (i) distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business and (ii) the effects of investment underperformance, negative investment performance or net redemptions shall not, individually or in the aggregate, be deemed to give rise to any such change.

(i)	As of the Closing Date, the Acquired Fund will have timely filed all federal, state, local, foreign and other tax returns and reports of the Acquired Fund (including, but not limited to, information returns) required by law to have been filed on or before such date (giving effect to extensions), and all federal, state, local, foreign and other taxes shown to be due on such returns and reports or any assessment received shall have been timely paid; all such returns and reports are accurate and complete as of the time of their filing, and accurately state the amount of tax (if any) owed for the periods covered by the returns, or, in the case of the information returns, the amount and character of income or other information required to be reported by the Acquired Fund. All of the Acquired Fund’s known tax liabilities will have been adequately provided for on its books. To the best of the Trust’s or the Acquired Fund’s knowledge, no tax deficiency or liability will have been asserted against, or question raised with respect to, the Acquired Fund, by the Internal Revenue Service or by any foreign, state or local tax authority, and the Acquired Fund is not under audit by the Internal Revenue Service or by any foreign, state or local tax authority for taxes in excess of those already paid.

(j)	The Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a “regulated investment company” within the meaning of Sections 851 et seq. of the Code in respect of each taxable year since the commencement of its operations, and will continue to meet such requirements at all times through the Closing Date.

(k)	The Acquired Fund has not received written notification from any tax authority that asserts a position contrary to any of the above representations.

(l)

The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest, no par value, of such number of different series as the board of trustees of the Trust may authorize from time to time. The outstanding shares of beneficial interest in the Acquired Fund as of the Closing Date will be divided into Class A shares, Class S shares, and Fiduciary Class shares, each having the characteristics described in the Acquired Fund Prospectus, and will, at the time of the Closing Date, be held of record by the persons and in the amounts set forth in the list provided by the Acquired Fund or its designated agent to the Acquiring Fund or its designated agent pursuant to Section 3.4. All issued and outstanding shares of

A-3-4

the Acquired Fund are, and at the Closing Date will be, validly issued, fully paid and non-assessable (except as set forth in the Acquired Fund Prospectus) by the Trust, and will have been issued in material compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of the Acquired Fund are outstanding.

(m)	The Acquired Fund’s investment operations from August 1, 2010, to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the prospectus and statement of additional information of the Acquired Fund, as in effect from time to time, except as previously disclosed in writing to the Acquiring Fund.

(n)	The execution, delivery and performance of this Agreement have been duly authorized by the board of trustees of the Trust and by all other necessary action on the part of the Trust and the Acquired Fund, other than shareholder approval as required by Section 8.1 hereof. Subject to shareholder approval as required by Section 8.1 hereof, this Agreement constitutes the valid and binding obligation of the Acquired Fund enforceable against the Trust and the Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(o)	Any information provided in writing by the Trust in respect of the Acquired Fund or by the Acquired Fund for use, to the extent applicable, in the proxy statement of the Acquired Fund (the “Prospectus/Proxy Statement”), to be included in a Registration Statement on Form N-14 of the Acquiring Company (the “Registration Statement”), does not, and from the date provided through and until the date of the shareholder meeting to approve the reorganization contemplated by this Agreement will not, contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

(p)	No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act, and/or state securities or Blue Sky laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico).

(q)	As of both the Valuation Date and the Closing Date, the Acquired Fund will have full right, power and authority to sell, assign, transfer and deliver the Investments and any other assets and liabilities of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and liabilities as contemplated by this Agreement, the Acquiring Fund will acquire the Investments and any such other assets subject to no encumbrances, liens or security interests in favor of any third party creditor of the Acquired Fund, and without any restrictions upon the transfer thereof, other than such restrictions as might arise under the 1933 Act. As used in this Agreement, the term “Investments” shall mean the Acquired Fund’s investments shown on the schedule of its portfolio investments as of January 31, 2013, as supplemented with such changes as the Acquired Fund shall make after January 31, 2013, which changes shall be disclosed to the Acquiring Fund in an updated schedule of investments, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions through the Closing Date.

(r)	The books and records of the Acquired Fund made available to the Acquiring Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquired Fund.

(s)	To the best of the Trust’s and the Acquired Fund’s knowledge, all of the issued and outstanding shares of the Acquired Fund shall have been offered for sale and sold in material conformity with all applicable federal and state securities laws (including any applicable exemptions therefrom), or the Acquired Fund has taken any action necessary to remedy any prior failure to have offered for sale and sold such shares in material conformity with such laws.

A-3-5

4.2.	Representations and Warranties of the Acquiring Company, on behalf of the Acquiring Fund.

The Acquiring Company, on behalf of the Acquiring Fund, represents and warrants the following to the Acquired Fund and the Trust as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)	The Acquiring Fund has all necessary federal, state and local authorizations to carry on its business as now being conducted.

(b)	The Acquiring Company is duly registered under the 1940 Act, as a management company of the open-end type, and the issued and outstanding shares of the Acquiring Fund have been duly registered under the 1933 Act, and such registrations have not been revoked or rescinded and are in full force and effect.

(c)	The Acquiring Fund is a separate series of the Acquiring Company duly constituted in accordance with the applicable provisions of the Declaration of Trust, as amended (the “Declaration of Trust”), of the Acquiring Company and the 1940 Act and other applicable law.

(d)	The Acquiring Fund is not in violation in any material respect of any material provisions of the Acquiring Company’s Declaration of Trust or bylaws or any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund or its assets are bound, and the execution, delivery and performance of this Agreement will not result in any such violation.

(e)	The Acquiring Fund Prospectus conforms in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact relating to the Acquiring Company or the Acquiring Fund required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(f)	Except as has been disclosed in writing to the Acquired Fund, no material litigation, administrative or other proceedings or investigation is presently pending or, to the knowledge of the Acquiring Company or the Acquiring Fund, threatened as to the Acquiring Fund or any of its properties or assets or any person whom the Acquiring Fund may be obligated directly or indirectly to indemnify in connection with such litigation, proceedings or investigation, and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

(g)	Since September 30, 2012, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes caused by changes in market conditions generally and those occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness, other than in the ordinary course of business. For the purposes of this subparagraph (g), (i) distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business and (ii) the effects of investment underperformance, negative investment performance or net redemptions shall not, individually or in the aggregate, be deemed to give rise to any such change.

(h)	As of the Closing Date, the Acquiring Fund will have timely filed all federal, state, local, foreign and other tax returns and reports of the Acquiring Fund (including, but not limited to, information returns) required by law to have been filed on or before such date (giving effect to extensions), and all federal, state, local, foreign and other taxes shown to be due on such returns and reports or any assessment received shall have been timely paid; all such returns and reports are accurate and complete as of the time of their filing, and accurately state the amount of tax (if any) owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income or other information required to be reported by the Acquiring Fund. All of the Acquiring Fund’s known tax liabilities will have been adequately provided for on its books. To the best of the Acquiring Company’s or the Acquiring Fund’s knowledge, no tax deficiency or liability will have been asserted against, or question raised with respect to, the Acquiring Fund by the Internal Revenue Service or by any foreign, state or local tax authority, and the Acquiring Fund is not under audit by the Internal Revenue Service or by any foreign, state or local tax authority for taxes in excess of those already paid.

A-3-6

(i)	The Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a “regulated investment company” within the meaning of Sections 851 et seq. of the Code in respect of each taxable year since the commencement of its operations, and expects to continue to meet such requirements for its taxable year that includes the Closing Date.

(j)	The authorized capital of the Acquiring Company consists of an unlimited number of shares of beneficial interest, par value of one cent ($.01) per share, of such number of different series and classes as the board of trustees of the Acquiring Company may authorize from time to time. The outstanding shares of beneficial interest in the Acquiring Fund as of the Closing Date to be issued hereunder will be divided into Investor Select Shares and Fiduciary Shares; the Investor Select Shares and Fiduciary Shares having the characteristics described in the Acquiring Fund Prospectus. All issued and outstanding shares of the Acquiring Fund, including the Acquiring Fund Shares issued hereunder, are, and at the Closing Date will be, validly issued, fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Company, and will have been issued in material compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of the Acquiring Fund are outstanding.

(k)	The Acquiring Fund’s investment operations from April 1, 2011, to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the prospectus and statement of additional information of the Acquiring Fund, as in effect from time to time, except as previously disclosed in writing to the Acquired Fund.

(l)	The execution, delivery and performance of this Agreement have been duly authorized by the board of trustees of the Acquiring Company and by all other necessary action on the part of the Acquiring Company and the Acquiring Fund and constitute the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Company and the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(m)	As of the effective date of the Registration Statement, the date of the meeting of shareholders of the Acquired Fund and the Closing Date, the Prospectus/Proxy Statement, including the documents contained or incorporated therein by reference, insofar as it relates to the Acquiring Company and the Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

(n)	Any books and records of the Acquiring Fund made available to the Acquired Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquiring Fund.

(o)	No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, and/or state securities or Blue Sky laws.

5.	COVENANTS OF THE PARTIES.

5.1.	The Acquired Fund and the Acquiring Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include purchases and sales of portfolio securities, sales and redemptions of fund shares, and regular and customary periodic dividends and distributions.

5.2.	The Trust will call a meeting of the Acquired Fund shareholders to be held prior to the Closing Date to consider and act upon this Agreement and the transactions contemplated herein, including the liquidation of the Acquired Fund, and take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby.

5.3.

In connection with the Acquired Fund shareholders’ meeting referred to in Section 5.2, the Acquiring Company will prepare the Registration Statement and Prospectus/Proxy Statement for such meeting, which the Acquiring Company will file for the registration under the 1933 Act of the Acquiring Fund Shares to be distributed to Acquired

A-3-7

Fund shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act and the 1940 Act.

5.4.	Each of the Trust, the Acquired Fund, the Acquiring Company and the Acquiring Fund will cooperate with the others, and each will furnish to the others the information relating to itself required by the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder to be set forth in the Registration Statement, including the Prospectus/Proxy Statement. Without limiting the foregoing, the Trust and the Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of Acquired Fund shares.

5.5.	Subject to the provisions of this Agreement, the Trust, the Acquired Fund, the Acquiring Company and the Acquiring Fund will each take, or cause to be taken, all actions, and do or cause to be done, all things, reasonably necessary, proper or advisable to cause the conditions to the other parties’ obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

5.6.	As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be certified by the Trust’s President and Treasurer.

5.7.	The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or Blue Sky laws as it may deem appropriate in order to continue its operations after the Closing Date.

5.8.	The Trust and the Acquired Fund agree that the liquidation and termination of the Acquired Fund will be effected in the manner provided in the Trust’s declaration of trust and code of regulations in accordance with applicable law and that on and after the Closing Date, the Acquired Fund shall not conduct any business except in connection with its liquidation and termination.

5.9.	The Acquiring Company covenants and agrees not to amend the Expense Limitation Agreement (as defined below) in any manner that is adverse to shareholders of the Acquiring Fund.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

6.1.	The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed on its behalf by the Trust’s President or any Vice President and its Treasurer or any Assistant Treasurer, in form and substance reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquired Fund has complied in all material respects with all the covenants and agreements and satisfied all of the conditions on its part to be performed or satisfied in all material respects by it under this Agreement at or prior to the Closing Date.

6.2.	The Acquired Fund shall have furnished to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, with values determined as provided in Section 2 of this Agreement, together with a list of Investments with their respective adjusted tax basis, all as of the Valuation Date, and a certificate of the Trust’s President or any Vice President and Treasurer or any Assistant Treasurer, dated the Closing Date, to the effect that as of the Valuation Date and as of the Closing Date there has been no material adverse change in the financial position of the Acquired Fund since January 31, 2013 (other than changes caused by changes in market conditions generally and those occurring in the ordinary course of business).

6.3.

The Acquired Fund shall have furnished to the Acquiring Fund a certificate, signed on its behalf by the President or any Vice President and the Treasurer or any Assistant Treasurer of the Trust, as to the adjusted tax basis in the hands of the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement, together with

A-3-8

any such other evidence as to such adjusted tax basis as the Acquiring Fund may reasonably request within a reasonable time prior to the Closing Date.

6.4.	Prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing to the Acquired Fund’s shareholders, in distributions qualifying for the dividends paid deduction under section 561 of the Code, all of its investment company taxable income (computed without regard to any deduction for dividends paid), all of its net tax-exempt income and all of its net capital gain, in each case for or in its taxable year ended July 31, 2012, and the short taxable year beginning on August 1, 2012, and ending on the Closing Date.

6.5.	The Acquired Fund’s custodian shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held by such custodian as of the Valuation Date.

6.6.	The Acquiring Fund or its designated agent shall have (i) a record specifying the number of Acquired Fund shares outstanding as of the Valuation Date and (ii) a record specifying the name and address of each holder of record of any Acquired Fund shares and the number of Acquired Fund shares held of record by each such shareholder as of the Valuation Date.

6.7.	(1) This Agreement shall have been approved by the shareholders of the Acquired Fund in the manner required by the Trust’s declaration of trust, code of regulations and applicable law and the Acquiring Fund shall have received reasonable evidence of each such approval, and (2) the conditions for the closing of the Reorganization shall have been satisfied or waived by the applicable party.

6.8.	The Acquiring Fund shall have received a favorable opinion of counsel to the Acquired Fund for the transactions contemplated hereby, dated the Closing Date, with such assumptions and limitations as shall be in the opinion of counsel appropriate to render the opinions expressed therein, and in a form satisfactory to the Acquiring Fund, substantially to the following effect:

(a)	The Trust is an unincorporated voluntary association validly existing under the laws of the Commonwealth of Massachusetts, and the Acquired Fund is a separate series of the Trust duly constituted under the declaration of trust and code of regulations of the Trust.

(b)	The Agreement has been duly authorized, executed and delivered by the Trust, on behalf of the Acquired Fund, and assuming due authorization, execution and delivery by the other parties thereto, constitutes the valid and binding obligation of the Acquired Fund, enforceable against the Trust and the Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(c)	The Bill of Sale is sufficient in form to transfer to the Acquiring Fund the assets purported to be transferred thereby to it by the Acquired Fund.

(d)	Under the laws of the Commonwealth of Massachusetts and the federal laws of the United States, no consent, approval, license or exemption by, or order or authorization of, or filing, recording or registration with, any governmental authority is required to be obtained by the Trust or the Acquired Fund in connection with the execution and delivery of the Agreement or the consummation of the Reorganization, except (i) such as have been obtained or made prior to the date hereof or (ii) such as may be required under state securities or Blue Sky laws (as to which counsel to the Acquired Fund expresses no opinion).

(e)	The execution and delivery of this Agreement by the Trust, on behalf of the Acquired Fund, did not, and the performance by the Trust and the Acquired Fund of their obligations hereunder will not, violate the Trust’s declaration of trust or code of regulations.

(f)	To the knowledge of counsel to the Acquired Fund, the Trust is registered as an investment company under the 1940 Act and no order suspending such registration has been issued.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

A-3-9

The obligations of the Acquired Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

7.1.	The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed on its behalf by the Acquiring Company’s President or any Vice President and its Treasurer or any Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquiring Fund has complied in all material respects with all the covenants and agreements and satisfied all of the conditions to be performed or satisfied in all material respects by it under this Agreement at or prior to the Closing Date.

7.2.	The Acquiring Company, on behalf of the Acquiring Fund, shall have executed and delivered to the Acquired Fund an Assumption of Liabilities dated as of the Closing Date pursuant to which the Acquiring Fund will assume all of the Obligations of the Acquired Fund existing at the Valuation Date in accordance with Section 1 hereof in connection with the transactions contemplated by this Agreement.

7.3.	(1) This Agreement shall have been approved by the shareholders of the Acquired Fund in the manner required by the Trust’s declaration of trust, code of regulations and applicable law and the Acquiring Fund shall have received reasonable evidence of each such approval, and (2) the conditions for the closing of the Reorganization shall have been satisfied or waived by the applicable party.

7.4.	The Acquired Fund shall have received a favorable opinion of Paul Hastings LLP, counsel to the Acquiring Fund, and Massachusetts counsel with respect to matters governed by the laws of the Commonwealth of Massachusetts (each such opinion may reasonably rely on certificates of officers of the Acquiring Company) for the transactions contemplated hereby, dated the Closing Date, with such assumptions and limitations as shall be in the opinion of counsel appropriate to render the opinions expressed therein, and in a form satisfactory to the Acquired Fund, substantially to the following effect:

(a)	The Acquiring Company is a Massachusetts business trust validly existing and in good standing under the laws of the Commonwealth of Massachusetts, and the Acquiring Fund is a separate series of the Acquiring Company duly constituted under the Declaration of Trust and bylaws of the Acquiring Company.

(b)	The Agreement has been duly authorized, executed and delivered by the Acquiring Company, on behalf of the Acquiring Fund, and assuming due authorization, execution and delivery by the other parties thereto, constitutes the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Company and the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(c)	Assuming that consideration therefor of not less than the net asset value and the applicable par value thereof has been paid, the Acquiring Fund Shares to be issued and delivered to the Acquired Fund on behalf of the shareholders of the Acquired Fund as provided by the Agreement are duly authorized and upon such issuance and delivery will be validly issued and outstanding and fully paid and nonassessable shares of beneficial interest in the Acquiring Fund (except as described in the Registration Statement), and no shareholder of the Acquiring Fund has any preemptive right to subscription or purchase in respect thereof pursuant to the laws of the Commonwealth of Massachusetts and the federal laws of the United States or the Acquiring Company’s Declaration of Trust or bylaws.

(d)	Under the laws of the Commonwealth of Massachusetts and the federal laws of the United States, no consent, approval, license or exemption by, or order or authorization of, or filing, recording or registration with, any governmental authority is required to be obtained by the Acquiring Company or the Acquiring Fund in connection with the execution and delivery of the Agreement or the consummation of the Reorganization, except (i) such as have been obtained or made prior to the date hereof or (ii) such as may be required under state securities or Blue Sky laws (as to which counsel to the Acquiring Fund expresses no opinion).

A-3-10

(e)	The execution and delivery of this Agreement by the Acquiring Company, on behalf of the Acquiring Fund, did not, and the performance by the Acquiring Company and the Acquiring Fund of their obligations hereunder will not, violate the Acquiring Company’s Declaration of Trust or bylaws.

(f)	To the knowledge of counsel to the Acquiring Fund, the Acquiring Company is registered as an investment company under the 1940 Act and no order suspending such registration has been issued. In addition, the Registration Statement has been declared or otherwise become effective under the 1933 Act, and, to the knowledge of counsel to the Acquiring Fund, no stop order suspending such effectiveness has been issued.

7.5.	The Acquiring Company, on behalf of the Acquiring Fund, shall have entered into an expense limitation agreement with the Acquiring Adviser consistent with the form of expense limitation agreement filed with the Registration Statement and in the amounts and duration as disclosed in the Registration Statement (the “Expense Limitation Agreement”).

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE PARTIES.

The respective obligations of the Acquiring Fund and the Acquired Fund hereunder are subject to the further conditions that on or before the Closing Date:

8.1.	This Agreement shall have been approved by the shareholders of the Acquired Fund in the manner required by the Trust’s declaration of trust, code of regulations and applicable law, and the parties shall have received reasonable evidence of such approval.

8.2.	The conditions for the closing of the transaction between the Acquiring Company and HCM pursuant to the Cooperation Agreement between HCM and the Acquiring Adviser dated as of April 2, 2013 (the “Cooperation Agreement”), shall have been satisfied or waived by the applicable party such that such transaction shall be consummated simultaneously with the reorganization of the Acquired Fund into the Acquiring Fund.

8.3.	On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act, and no action, suit or other proceeding instituted by anyone other than the Trust, the Acquiring Company, HCM or its affiliates or the Acquiring Adviser or its affiliates shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.4.	All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by the Acquired Fund or the Acquiring Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund.

8.5.	The Registration Statement shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.6.	The post-effective amendment filed on March 4, 2013, to the registration statement of the Acquiring Company on Form N-1A relating to shares of the Acquiring Fund shall have become effective and no stop order suspending the effectiveness thereof shall have been issued.

8.7.	The Acquired Fund and the Acquiring Fund shall have received an opinion of Paul Hastings LLP, dated on the Closing Date (which opinion will be subject to certain qualifications) satisfactory to both parties substantially to the effect that, on the basis of the existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules, and court decisions, as further described below, generally for federal income tax purposes:

(a)	The Reorganization as described in Section 1 hereof will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund each will be “a party to a reorganization” within the meaning of Section 368(b) of the Code.

A-3-11

(b)	Under Sections 361 and 357(a) of the Code, the Acquired Fund will not recognize gain or loss upon the transfer of its assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, or upon the distribution of the Acquiring Fund Shares by the Acquired Fund to its shareholders in liquidation, except for (A) any gain or loss that may be recognized on “section 1256 contracts” as defined in Section 1256(b) of the Code as a result of the closing of the tax year of the Acquired Fund, (B) any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized (1) as a result of the closing of the tax year of the Acquired Fund, (2) upon the termination of a position, or (3) upon the transfer of an asset regardless of whether such a transfer would otherwise be a nontaxable transaction.

(c)	Under Section 1032 of the Code, the Acquiring Fund will not recognize gain or loss upon the receipt of the assets of the Acquired Fund in exchange for the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund and issuance of the Acquiring Fund Shares as contemplated in Section 1 hereof.

(d)	Under Section 362(b) of the Code, the Acquiring Fund’s tax basis in the assets of the Acquired Fund transferred to the Acquiring Fund in the Reorganization will be the same as Acquired Fund’s tax basis immediately prior to the transfer, increased by any gain or decreased by any loss required to be recognized as described in (b) above.

(e)	Under Section 1223(2) of the Code, Acquiring Fund’s holding period of each asset of the Acquired Fund transferred to the Acquiring Fund in the Reorganization, other than any asset with respect to which gain or loss is required to be recognized as described in (b) above, will include the period during which such asset was held or treated for federal income tax purposes as held by the Acquired Fund.

(f)	Under Section 354 of the Code, Acquired Fund shareholders will not recognize gain or loss upon the exchange of their Acquired Fund shares for Acquiring Fund Shares.

(g)	Under Section 358 of the Code, the aggregate tax basis of the Acquiring Fund Shares an Acquired Fund shareholder receives in the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor.

(h)	Under Section 1223(1) of the Code, an Acquired Fund shareholder’s holding period for the Acquiring Fund Shares received in the Reorganization will include the shareholder’s holding period for the Acquired Fund shares exchanged therefor, provided that the shareholder held those Acquired Fund shares as capital assets on the date of the exchange.

(i)	The Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

The opinion will be based on certain factual certifications made by officers of the Trust and the Acquiring Company and will also be based on customary assumptions. The opinion is not a guarantee that the tax consequences of the Reorganization will be as described above. The opinion will note and distinguish certain published precedent. There is no assurance that the Internal Revenue Service or a court would agree with the opinion.

8.8.	At any time prior to the Closing, any of the foregoing conditions of this Section 8 (except for Section 8.1) may be jointly waived by the board of trustees of the Trust and the board of trustees of the Acquiring Company, if, in the judgment of the board of trustees of the Trust, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund, and, in the judgment of the board of trustees of the Acquiring Company, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquiring Fund.

9.	BROKERAGE FEES AND EXPENSES.

9.1.

Each of the Acquired Fund and the Acquiring Fund represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker’s or finder’s or other similar fee or commission from it arising out of the transactions contemplated by this Agreement, except as set forth in the Cooperation Agreement with respect to HCM and the Acquiring Adviser, respectively. HCM and the Acquiring Adviser represent that neither the

A-3-12

Acquired Fund nor the Acquiring Fund will be obligated to pay any broker’s or finder’s or other similar fee or commission arising out of the transactions contemplated by this Agreement.

9.2.	The Acquiring Adviser and HCM agree that none of the costs and expenses incurred in connection with the Reorganization, whether or not the Reorganization is consummated, will be borne by the Trust, the Acquired Fund, the Acquiring Company or the Acquiring Fund and that such costs and expenses will be borne by the Acquiring Adviser and HCM in the manner prescribed and as set forth in the Cooperation Agreement; except that in all cases, the party directly incurring such costs and expenses shall bear them if and to the extent that payment by the Acquiring Adviser or HCM would result in the disqualification of the Acquiring Fund or the Acquired Fund as a regulated investment company or would prevent the Reorganization from qualifying as a tax-free reorganization.

10.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.

10.1.	Each of the Trust, the Acquired Fund, the Acquiring Company and the Acquiring Fund agrees that it has not made any representation, warranty or covenant not set forth herein with respect to the Reorganization and that this Agreement constitutes the entire agreement between the parties with respect to the Reorganization.

10.2.	No representation, warranty or covenant contained in this Agreement or in any document, certificate or other instrument required to be delivered under this Agreement shall survive the Closing or termination of this Agreement (except as provided in Section 11.3 hereof), and no party shall, therefore, have any recourse therefore against any other party in connection therewith; provided that this Section 10.2 shall not limit any covenant contained herein that by its terms contemplates performance after Closing nor shall it limit any covenants contained in Sections 9.1 and 9.2.

11.	TERMINATION.

11.1.	This Agreement may be terminated by the mutual agreement of the Acquired Fund and the Acquiring Fund prior to the Closing Date.

11.2.	In addition, either of the Acquired Fund or the Acquiring Fund may at its option terminate this Agreement at or prior to the Closing Date because:

(a)	Of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing Date;

(b)	A condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met;

(c)	Any governmental authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement or the consummation of any of the transactions contemplated herein and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this Section 11.2(c) shall have used its reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied; or

(d)	The board of trustees of the Trust or the board of trustees of the Acquiring Company has resolved to terminate this Agreement after determining in good faith that circumstances have developed that would make proceeding with the Reorganization not in the best interests of the Acquired Fund’s shareholders or the Acquiring Fund’s shareholders.

11.3.	In the event of the termination of this Agreement and abandonment of the transactions contemplated hereby pursuant to this Section 11, this Agreement shall become void and have no effect except that Sections 9.1, 9.2, 10, 11.3, 13, 14 and 15 shall survive any termination of this Agreement.

12.	TRANSFER TAXES.

Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

A-3-13

13.	AMENDMENTS.

This Agreement may be amended, modified or supplemented in such manner as may be jointly agreed upon in writing by the Trust and the Acquiring Company (and, for purposes of amendments to Sections 9.1, 9.2 and 10.2, the Acquiring Adviser and HCM).

14.	NOTICES.

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid certified mail, facsimile or overnight courier addressed to the Trust, the Acquired Fund or HCM at 350 California Street, San Francisco, CA 94104, facsimile number 1-213-236-6865, and to the Acquiring Company, the Acquiring Fund or the Acquiring Adviser at 1411 Broadway, 28th Floor, New York, NY 10018.

15.	MISCELLANEOUS.

15.1.	The article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2.	This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

15.3.	This Agreement shall be governed by and construed in accordance with the domestic substantive laws of the Commonwealth of Massachusetts, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

15.4.	This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties hereto. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.5.	All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

15.6.	The names “HighMark Funds” and “Trustees of HighMark Funds” refers respectively to the Trust created and the Trustees of the Trust, as trustees but not individually or personally, acting from time to time under a Declaration of Trust dated March 10, 1987, to which reference is hereby made and a copy of which is on file at the office of the Secretary of the Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of the Trust entered into in the name or on behalf thereof by any of the Trustees, or its representatives or agents, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of the Trust personally, but bind only the assets of the Trust and all persons dealing with any series of shares of the Trust must look solely to the assets of the Trust belonging to such series for the enforcement of any claims against the Trust.

15.7.	The obligations of the Acquiring Company entered into in the name of or on behalf thereof by any of the trustees of the Acquiring Company, or its representatives or agents, are made not individually, but in such capacities, and are not binding upon any of the trustees, shareholders or representatives of the Acquiring Company personally, but bind only the assets of the Acquiring Company and all persons dealing with any series of shares of the Acquiring Company must look solely to the assets of the Acquiring Company belonging to such series for the enforcement of any claims against the Acquiring Company.

A-3-14

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President, a Vice President or Treasurer.

HIGHMARK FUNDS
On behalf of HighMark Diversified Money Market Fund

By:	/s/ Dennis Mooradian
Name: Dennis Mooradian
Title: President

DAILY INCOME FUND
On behalf of Money Market Portfolio

By:	/s/ Esther Cheung
Name: Esther Cheung
Title: Treasurer

For purposes of Sections 9.1, 9.2 and 10.2 only:

REICH & TANG ASSET MANAGEMENT, LLC

By:	/s/ Joseph Jerkovich
Name: Joseph Jerkovich
Title: Senior Vice President and CFO

HIGHMARK CAPITAL MANAGEMENT, INC.

By:	/s/ Dennis Mooradian
Name: Dennis Mooradian
Title: President and CEO

A-3-15

Schedule A

A-3-16

Appendix A-4

AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization (the “Agreement”) is made as of April 2, 2013, by and among HighMark Funds, a Massachusetts business trust (the “Trust”), on behalf of HighMark U.S. Government Money Market Fund (the “Acquired Fund”), Daily Income Fund, a Massachusetts business trust (the “Acquiring Company”), on behalf of U.S. Government Portfolio (the “Acquiring Fund”) and, for purposes of Sections 9.1, 9.2 and 10.2 only, Reich & Tang Asset Management, LLC (the “Acquiring Adviser”) and HighMark Capital Management, Inc. (“HCM”). The capitalized terms used herein shall have the meaning ascribed to them in this Agreement.

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of (i) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Investor Select Shares and Fiduciary Shares of the Acquiring Fund (the “Acquiring Fund Shares”); (ii) the assumption by the Acquiring Fund of the Obligations (as hereinafter defined) of the Acquired Fund; (iii) the distribution, after the closing date provided in Section 3.1 (the “Closing Date”), of the Acquiring Fund Shares to the shareholders of the Acquired Fund; and (iv) the termination, dissolution and complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

The parties hereto therefore covenant and agree as follows:

1.	TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND THE ACQUIRING FUND SHARES AND LIQUIDATION OF THE ACQUIRED FUND.

1.1.	Subject to the terms and conditions hereof and on the basis of the representations and warranties contained herein:

(a)	The Acquired Fund will sell, assign, convey, transfer and deliver to the Acquiring Fund, and the Acquiring Fund will acquire, on the Closing Date, all of the properties and assets of the Acquired Fund as set forth in Section 1.2.

(b)	The Acquiring Fund shall, on the Closing Date, (i) issue and deliver to the Acquired Fund the number of full and fractional shares of each corresponding class of the Acquiring Fund, determined by dividing (1) the aggregate value of the Acquired Fund’s assets, net of liabilities of the Acquired Fund, attributable to each share class of the Acquired Fund (as set forth below), computed in the manner and as of the time and date set forth in Sections 2.2 and 2.4, by (2) the net asset value of one Acquiring Fund Share of the corresponding class (as set forth below), computed in the manner and as of the time and date set forth in Sections 2.3 and 2.4, and (ii) assume all of the Acquired Fund’s liabilities, expenses, costs and charges that are any of: (A) reflected in the calculation of the net asset value of the Acquired Fund as of the Valuation Date (as hereinafter defined), (B) constitute ordinary course liabilities of the Acquired Fund (including, without limitation, liabilities associated with securities transactions subject to settlement and contractual liabilities) that have either been disclosed to the Acquiring Fund as listed on Schedule A hereto or that are reflected on the books and records of the Acquired Fund, or (C) otherwise disclosed to the Acquiring Fund (collectively, the “Obligations”). Obligations shall not include any liabilities, costs or charges related to the Acquired Fund’s expense limitation arrangement (including, but not limited to, any recoupment by HCM or its affiliates of any fees or expenses previously waived or reimbursed). Such transactions shall take place at the closing provided for in Section 3 (the “Closing”). The classes of shares of the Acquiring Fund correspond to the classes of shares of the Acquired Fund as follows: Investor Select Shares of the Acquiring Fund correspond to Class A shares of the Acquired Fund; Investor Select Shares of the Acquiring Fund correspond to Class S shares of the Acquired Fund; Investor Select Shares of the Acquiring Fund correspond to Class B shares of the Acquired Fund; Investor Select Shares of the Acquiring Fund correspond to Class C shares of the Acquired Fund; and Fiduciary Shares of the Acquiring Fund correspond to Fiduciary Class shares of the Acquired Fund.

(c)	Upon consummation of the transactions described in subsections (a) and (b) above, the Acquired Fund in complete liquidation shall distribute to its shareholders of record as of the Closing Date the Acquiring Fund Shares received by it.

1.2.

The property and assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all cash, securities, commodities and futures interests, dividends and interest receivable, receivables for shares sold and all other properties and assets which are owned by the Acquired Fund on the Closing Date and any deferred expenses or

A-4-1

prepaid expenses, other than any unamortized organizational expenses, shown as an asset on the books of the Acquired Fund on the Closing Date.

1.3.	As provided in Section 3.4, as soon after the Closing Date as is conveniently practicable, the Acquired Fund will liquidate and distribute to its shareholders of record, all of the Acquiring Fund Shares received by the Acquired Fund as contemplated by Section 1.1 (such date, “the Liquidation Date”). Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of Acquired Fund shareholders and representing the respective number of the Acquiring Fund Shares due to such shareholders. The Acquiring Fund shall not be obligated to issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.4.	As soon as practicable after the Closing Date, the Acquired Fund shall make all filings and take all other steps as shall be necessary and proper to effect its complete liquidation. Any reporting responsibility relating to such liquidation of the Acquired Fund including, without limitation, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund up to and including the Closing Date and thereafter.

1.5.	Any and all obligations or liabilities arising under or in respect of this Agreement shall be those of the Acquired Fund or the Acquiring Fund, as the case may be, and shall not otherwise be obligations or liabilities of the Trust or the Acquiring Company generally, and, for clarity, under no circumstances will any other series of the Trust or the Acquiring Company have any obligation or liability under or in respect of this Agreement or the transactions contemplated hereby.

2.	VALUATION.

2.1.	On the Closing Date, the Acquiring Fund will deliver to the Acquired Fund the number and class of Acquiring Fund Shares (including fractional shares, if any) determined as provided in Section 1.

2.2.	The value of the Acquired Fund’s net assets will be computed as of the Valuation Date (defined below).

2.3.	The net asset value of an Acquiring Fund Share shall be the net asset value per Investor Select Share, or Fiduciary Share, respectively, of the Acquiring Fund computed as of the Valuation Date using the valuation procedures for the Acquiring Fund set forth in the Acquiring Company’s Registration Statement (as hereinafter defined), the Acquiring Fund’s then current prospectus(es) and statement of additional information relating to the Acquiring Fund’s Investor Select Shares and Fiduciary Shares (collectively, as amended or supplemented from time to time, the “Acquiring Fund Prospectus”) and the Acquiring Fund’s valuation procedures (the “Acquiring Fund Valuation Procedures”).

2.4.	The Valuation Date shall be 4:00 p.m., Eastern time, and after the declaration of any dividends by the Acquired Fund and after effectuating any redemptions of Acquired Fund shares effective as of such date, on the business day immediately preceding the Closing Date, or such earlier date as may be mutually agreed upon in writing by the parties hereto (the “Valuation Date”).

2.5.	The Acquiring Fund shall issue the Acquiring Fund Shares to the Acquired Fund on one share deposit receipt registered in the name of the Acquired Fund. The Acquired Fund shall distribute in liquidation to its shareholders of record, all of the Acquiring Fund Shares received by the Acquired Fund as contemplated by Section 1.1, by redelivering such share deposit receipt to the Acquiring Company’s transfer agent which will as soon as practicable set up open accounts for Acquired Fund shareholders in accordance with written instructions furnished by the Acquired Fund.

2.6.

The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest, cash or such dividends, rights and other payments received by it on or after the Closing Date with respect to the Investments (as defined below) and other properties and assets of the Acquired Fund, whether accrued or contingent, received by it on or after the Closing Date. Any such distribution shall be deemed included in the assets transferred to the Acquiring Fund at the Closing Date and shall not be separately valued unless the securities in respect of which such distribution is made shall have gone “ex” such distribution prior to the Valuation Date, in which case any such distribution which

A-4-2

remains unpaid at the Closing Date shall be included in the determination of the value of the assets of the Acquired Fund acquired by the Acquiring Fund.

2.7.	All computations of value shall be made by the pricing agent for the Acquiring Fund, in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund using the valuation procedures set forth in the Acquiring Company’s Registration Statement, the Acquiring Fund Prospectus and the Acquiring Fund Valuation Procedures.

3.	CLOSING AND CLOSING DATE.

3.1.	The Closing Date shall be on such date as the parties may agree. The Closing shall be held at the offices of the Acquiring Fund (or such other place as the parties may agree), at such time as the parties may agree.

3.2.	On the Closing Date, the portfolio securities of the Acquired Fund and all the Acquired Fund’s cash shall be delivered by the Acquired Fund to The Bank of New York Mellon, as custodian for the Acquiring Fund (the “Custodian”) for the account of the Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department’s book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the Investment Company Act of 1940, as amended (the “1940 Act”), and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be transferred to the account of the Acquiring Fund at the Custodian in a manner acceptable to the Acquiring Fund.

3.3.	In the event that on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on the New York Stock Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.4.	On the Closing Date, the Acquired Fund or its transfer agent shall deliver to the Acquiring Fund or its designated agent a list of the names and addresses of the Acquired Fund shareholders and the number of outstanding shares of the Acquired Fund owned by each Acquired Fund shareholder, all as of the close of business on the Valuation Date. The Acquiring Fund Shares issuable pursuant to Section 1.1 shall have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. On the Liquidation Date, the Acquiring Fund will provide to the Acquired Fund evidence reasonably satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited within each class of shares to open accounts in the names of Acquired Fund shareholders as provided in Section 1.3.

3.5.	At the Closing, each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by Section 1.

4.	REPRESENTATIONS AND WARRANTIES.

4.1.	Representations and Warranties of the Trust, on behalf of the Acquired Fund.

The Trust, on behalf of the Acquired Fund, represents and warrants the following to the Acquiring Fund and the Acquiring Company as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)	The Acquired Fund has all necessary federal, state and local authorizations to carry on its business as now being conducted.

(b)

The Trust is duly registered under the 1940 Act, as a management company of the open-end type, and the issued and outstanding shares of the Acquired Fund have been duly registered under the Securities Act of

A-4-3

1933, as amended (the “1933 Act”), and such registrations have not been revoked or rescinded and are in full force and effect.

(c)	The Acquired Fund is a separate series of the Trust duly constituted in accordance with the applicable provisions of the declaration of trust of the Trust and the 1940 Act and other applicable law.

(d)	The Acquired Fund is not in violation in any material respect of any material provisions of the Trust’s declaration of trust or code of regulations or any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund or its assets are bound, and the execution, delivery and performance of this Agreement will not result in any such violation.

(e)	The Acquired Fund’s current prospectuses and statement of additional information (collectively, as amended or supplemented from time to time, the “Acquired Fund Prospectus”) conform in all material respects to the applicable requirements of the 1933 Act, and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact relating to any of the Trust or the Acquired Fund required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(f)	At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund’s assets to be transferred to the Acquiring Fund pursuant to Section 1.2.

(g)	Except as has been disclosed in writing to the Acquiring Fund, no material litigation, administrative or other proceedings or investigation is presently pending or, to the knowledge of the Trust or the Acquired Fund, threatened as to the Acquired Fund or any of its properties or assets or any person whom the Acquired Fund may be obligated directly or indirectly to indemnify in connection with such litigation, proceedings or investigation, and the Acquired Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

(h)	Since January 31, 2013, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business (other than changes caused by changes in market conditions generally or those occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness (other than in the ordinary course of business). For the purposes of this subparagraph (h), (i) distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business and (ii) the effects of investment underperformance, negative investment performance or net redemptions shall not, individually or in the aggregate, be deemed to give rise to any such change.

(i)	As of the Closing Date, the Acquired Fund will have timely filed all federal, state, local, foreign and other tax returns and reports of the Acquired Fund (including, but not limited to, information returns) required by law to have been filed on or before such date (giving effect to extensions), and all federal, state, local, foreign and other taxes shown to be due on such returns and reports or any assessment received shall have been timely paid; all such returns and reports are accurate and complete as of the time of their filing, and accurately state the amount of tax (if any) owed for the periods covered by the returns, or, in the case of the information returns, the amount and character of income or other information required to be reported by the Acquired Fund. All of the Acquired Fund’s known tax liabilities will have been adequately provided for on its books. To the best of the Trust’s or the Acquired Fund’s knowledge, no tax deficiency or liability will have been asserted against, or question raised with respect to, the Acquired Fund, by the Internal Revenue Service or by any foreign, state or local tax authority, and the Acquired Fund is not under audit by the Internal Revenue Service or by any foreign, state or local tax authority for taxes in excess of those already paid.

A-4-4

(j)	The Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a “regulated investment company” within the meaning of Sections 851 et seq. of the Code in respect of each taxable year since the commencement of its operations, and will continue to meet such requirements at all times through the Closing Date.

(k)	The Acquired Fund has not received written notification from any tax authority that asserts a position contrary to any of the above representations.

(l)	The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest, no par value, of such number of different series as the board of trustees of the Trust may authorize from time to time. The outstanding shares of beneficial interest in the Acquired Fund as of the Closing Date will be divided into Class A shares, Class S shares, Class B shares, Class C shares and Fiduciary Class shares, each having the characteristics described in the Acquired Fund Prospectus, and will, at the time of the Closing Date, be held of record by the persons and in the amounts set forth in the list provided by the Acquired Fund or its designated agent to the Acquiring Fund or its designated agent pursuant to Section 3.4. All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, validly issued, fully paid and non-assessable (except as set forth in the Acquired Fund Prospectus) by the Trust, and will have been issued in material compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of the Acquired Fund are outstanding.

(m)	The Acquired Fund’s investment operations from August 1, 2010, to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the prospectus and statement of additional information of the Acquired Fund, as in effect from time to time, except as previously disclosed in writing to the Acquiring Fund.

(n)	The execution, delivery and performance of this Agreement have been duly authorized by the board of trustees of the Trust and by all other necessary action on the part of the Trust and the Acquired Fund, other than shareholder approval as required by Section 8.1 hereof. Subject to shareholder approval as required by Section 8.1 hereof, this Agreement constitutes the valid and binding obligation of the Acquired Fund enforceable against the Trust and the Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(o)	Any information provided in writing by the Trust in respect of the Acquired Fund or by the Acquired Fund for use, to the extent applicable, in the proxy statement of the Acquired Fund (the “Prospectus/Proxy Statement”), to be included in a Registration Statement on Form N-14 of the Acquiring Company (the “Registration Statement”), does not, and from the date provided through and until the date of the shareholder meeting to approve the reorganization contemplated by this Agreement will not, contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

(p)	No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act, and/or state securities or Blue Sky laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico).

(q)

As of both the Valuation Date and the Closing Date, the Acquired Fund will have full right, power and authority to sell, assign, transfer and deliver the Investments and any other assets and liabilities of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and liabilities as contemplated by this Agreement, the Acquiring Fund will acquire the Investments and any such other assets subject to no encumbrances, liens or security interests in favor of any third party creditor of the Acquired Fund, and without any restrictions upon the transfer thereof, other than such restrictions as might arise under the 1933 Act. As used in this Agreement, the term “Investments” shall mean the Acquired Fund’s investments shown on the schedule of its portfolio investments as of January 31, 2013, as supplemented with such

A-4-5

changes as the Acquired Fund shall make after January 31, 2013, which changes shall be disclosed to the Acquiring Fund in an updated schedule of investments, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions through the Closing Date.

(r)	The books and records of the Acquired Fund made available to the Acquiring Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquired Fund.

(s)	To the best of the Trust’s and the Acquired Fund’s knowledge, all of the issued and outstanding shares of the Acquired Fund shall have been offered for sale and sold in material conformity with all applicable federal and state securities laws (including any applicable exemptions therefrom), or the Acquired Fund has taken any action necessary to remedy any prior failure to have offered for sale and sold such shares in material conformity with such laws.

4.2.	Representations and Warranties of the Acquiring Company, on behalf of the Acquiring Fund.

The Acquiring Company, on behalf of the Acquiring Fund, represents and warrants the following to the Acquired Fund and the Trust as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)	The Acquiring Fund has all necessary federal, state and local authorizations to carry on its business as now being conducted.

(b)	The Acquiring Company is duly registered under the 1940 Act, as a management company of the open-end type, and the issued and outstanding shares of the Acquiring Fund have been duly registered under the 1933 Act, and such registrations have not been revoked or rescinded and are in full force and effect.

(c)	The Acquiring Fund is a separate series of the Acquiring Company duly constituted in accordance with the applicable provisions of the Declaration of Trust, as amended (the “Declaration of Trust”), of the Acquiring Company and the 1940 Act and other applicable law.

(d)	The Acquiring Fund is not in violation in any material respect of any material provisions of the Acquiring Company’s Declaration of Trust or bylaws or any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund or its assets are bound, and the execution, delivery and performance of this Agreement will not result in any such violation.

(e)	The Acquiring Fund Prospectus conforms in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact relating to the Acquiring Company or the Acquiring Fund required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(f)	Except as has been disclosed in writing to the Acquired Fund, no material litigation, administrative or other proceedings or investigation is presently pending or, to the knowledge of the Acquiring Company or the Acquiring Fund, threatened as to the Acquiring Fund or any of its properties or assets or any person whom the Acquiring Fund may be obligated directly or indirectly to indemnify in connection with such litigation, proceedings or investigation, and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

(g)

Since September 30, 2012, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes caused by changes in market conditions generally and those occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness, other than in the ordinary course of business. For the purposes of this subparagraph (g), (i) distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business and (ii) the effects of investment underperformance, negative

A-4-6

investment performance or net redemptions shall not, individually or in the aggregate, be deemed to give rise to any such change.

(h)	As of the Closing Date, the Acquiring Fund will have timely filed all federal, state, local, foreign and other tax returns and reports of the Acquiring Fund (including, but not limited to, information returns) required by law to have been filed on or before such date (giving effect to extensions), and all federal, state, local, foreign and other taxes shown to be due on such returns and reports or any assessment received shall have been timely paid; all such returns and reports are accurate and complete as of the time of their filing, and accurately state the amount of tax (if any) owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income or other information required to be reported by the Acquiring Fund. All of the Acquiring Fund’s known tax liabilities will have been adequately provided for on its books. To the best of the Acquiring Company’s or the Acquiring Fund’s knowledge, no tax deficiency or liability will have been asserted against, or question raised with respect to, the Acquiring Fund by the Internal Revenue Service or by any foreign, state or local tax authority, and the Acquiring Fund is not under audit by the Internal Revenue Service or by any foreign, state or local tax authority for taxes in excess of those already paid.

(i)	The Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a “regulated investment company” within the meaning of Sections 851 et seq. of the Code in respect of each taxable year since the commencement of its operations, and expects to continue to meet such requirements for its taxable year that includes the Closing Date.

(j)	The authorized capital of the Acquiring Company consists of an unlimited number of shares of beneficial interest, par value of one cent ($.01) per share, of such number of different series and classes as the board of trustees of the Acquiring Company may authorize from time to time. The outstanding shares of beneficial interest in the Acquiring Fund as of the Closing Date to be issued hereunder will be divided into Investor Select Shares and Fiduciary Shares; the Investor Select Shares and Fiduciary Shares having the characteristics described in the Acquiring Fund Prospectus. All issued and outstanding shares of the Acquiring Fund, including the Acquiring Fund Shares issued hereunder, are, and at the Closing Date will be, validly issued, fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Company, and will have been issued in material compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of the Acquiring Fund are outstanding.

(k)	The Acquiring Fund’s investment operations from April 1, 2011, to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the prospectus and statement of additional information of the Acquiring Fund, as in effect from time to time, except as previously disclosed in writing to the Acquired Fund.

(l)	The execution, delivery and performance of this Agreement have been duly authorized by the board of trustees of the Acquiring Company and by all other necessary action on the part of the Acquiring Company and the Acquiring Fund and constitute the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Company and the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(m)	As of the effective date of the Registration Statement, the date of the meeting of shareholders of the Acquired Fund and the Closing Date, the Prospectus/Proxy Statement, including the documents contained or incorporated therein by reference, insofar as it relates to the Acquiring Company and the Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

(n)	Any books and records of the Acquiring Fund made available to the Acquired Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquiring Fund.

A-4-7

(o)	No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, and/or state securities or Blue Sky laws.

5.	COVENANTS OF THE PARTIES.

5.1.	The Acquired Fund and the Acquiring Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include purchases and sales of portfolio securities, sales and redemptions of fund shares, and regular and customary periodic dividends and distributions.

5.2.	The Trust will call a meeting of the Acquired Fund shareholders to be held prior to the Closing Date to consider and act upon this Agreement and the transactions contemplated herein, including the liquidation of the Acquired Fund, and take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby.

5.3.	In connection with the Acquired Fund shareholders’ meeting referred to in Section 5.2, the Acquiring Company will prepare the Registration Statement and Prospectus/Proxy Statement for such meeting, which the Acquiring Company will file for the registration under the 1933 Act of the Acquiring Fund Shares to be distributed to Acquired Fund shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act and the 1940 Act.

5.4.	Each of the Trust, the Acquired Fund, the Acquiring Company and the Acquiring Fund will cooperate with the others, and each will furnish to the others the information relating to itself required by the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder to be set forth in the Registration Statement, including the Prospectus/Proxy Statement. Without limiting the foregoing, the Trust and the Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of Acquired Fund shares.

5.5.	Subject to the provisions of this Agreement, the Trust, the Acquired Fund, the Acquiring Company and the Acquiring Fund will each take, or cause to be taken, all actions, and do or cause to be done, all things, reasonably necessary, proper or advisable to cause the conditions to the other parties’ obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

5.6.	As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be certified by the Trust’s President and Treasurer.

5.7.	The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or Blue Sky laws as it may deem appropriate in order to continue its operations after the Closing Date.

5.8.	The Trust and the Acquired Fund agree that the liquidation and termination of the Acquired Fund will be effected in the manner provided in the Trust’s declaration of trust and code of regulations in accordance with applicable law and that on and after the Closing Date, the Acquired Fund shall not conduct any business except in connection with its liquidation and termination.

5.9.	The Acquiring Company covenants and agrees not to amend the Expense Limitation Agreement (as defined below) in any manner that is adverse to shareholders of the Acquiring Fund.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

A-4-8

6.1.	The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed on its behalf by the Trust’s President or any Vice President and its Treasurer or any Assistant Treasurer, in form and substance reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquired Fund has complied in all material respects with all the covenants and agreements and satisfied all of the conditions on its part to be performed or satisfied in all material respects by it under this Agreement at or prior to the Closing Date.

6.2.	The Acquired Fund shall have furnished to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, with values determined as provided in Section 2 of this Agreement, together with a list of Investments with their respective adjusted tax basis, all as of the Valuation Date, and a certificate of the Trust’s President or any Vice President and Treasurer or any Assistant Treasurer, dated the Closing Date, to the effect that as of the Valuation Date and as of the Closing Date there has been no material adverse change in the financial position of the Acquired Fund since January 31, 2013 (other than changes caused by changes in market conditions generally and those occurring in the ordinary course of business).

6.3.	The Acquired Fund shall have furnished to the Acquiring Fund a certificate, signed on its behalf by the President or any Vice President and the Treasurer or any Assistant Treasurer of the Trust, as to the adjusted tax basis in the hands of the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement, together with any such other evidence as to such adjusted tax basis as the Acquiring Fund may reasonably request within a reasonable time prior to the Closing Date.

6.4.	Prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing to the Acquired Fund’s shareholders, in distributions qualifying for the dividends paid deduction under section 561 of the Code, all of its investment company taxable income (computed without regard to any deduction for dividends paid), all of its net tax-exempt income and all of its net capital gain, in each case for or in its taxable year ended July 31, 2012, and the short taxable year beginning on August 1, 2012, and ending on the Closing Date.

6.5.	The Acquired Fund’s custodian shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held by such custodian as of the Valuation Date.

6.6.	The Acquiring Fund or its designated agent shall have (i) a record specifying the number of Acquired Fund shares outstanding as of the Valuation Date and (ii) a record specifying the name and address of each holder of record of any Acquired Fund shares and the number of Acquired Fund shares held of record by each such shareholder as of the Valuation Date.

6.7.	(1) This Agreement shall have been approved by the shareholders of the Acquired Fund in the manner required by the Trust’s declaration of trust, code of regulations and applicable law and the Acquiring Fund shall have received reasonable evidence of each such approval, and (2) the conditions for the closing of the Reorganization shall have been satisfied or waived by the applicable party.

6.8.	The Acquiring Fund shall have received a favorable opinion of counsel to the Acquired Fund for the transactions contemplated hereby, dated the Closing Date, with such assumptions and limitations as shall be in the opinion of counsel appropriate to render the opinions expressed therein, and in a form satisfactory to the Acquiring Fund, substantially to the following effect:

(a)	The Trust is an unincorporated voluntary association validly existing under the laws of the Commonwealth of Massachusetts, and the Acquired Fund is a separate series of the Trust duly constituted under the declaration of trust and code of regulations of the Trust.

(b)	The Agreement has been duly authorized, executed and delivered by the Trust, on behalf of the Acquired Fund, and assuming due authorization, execution and delivery by the other parties thereto, constitutes the valid and binding obligation of the Acquired Fund, enforceable against the Trust and the Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

A-4-9

(c)	The Bill of Sale is sufficient in form to transfer to the Acquiring Fund the assets purported to be transferred thereby to it by the Acquired Fund.

(d)	Under the laws of the Commonwealth of Massachusetts and the federal laws of the United States, no consent, approval, license or exemption by, or order or authorization of, or filing, recording or registration with, any governmental authority is required to be obtained by the Trust or the Acquired Fund in connection with the execution and delivery of the Agreement or the consummation of the Reorganization, except (i) such as have been obtained or made prior to the date hereof or (ii) such as may be required under state securities or Blue Sky laws (as to which counsel to the Acquired Fund expresses no opinion).

(e)	The execution and delivery of this Agreement by the Trust, on behalf of the Acquired Fund, did not, and the performance by the Trust and the Acquired Fund of their obligations hereunder will not, violate the Trust’s declaration of trust or code of regulations.

(f)	To the knowledge of counsel to the Acquired Fund, the Trust is registered as an investment company under the 1940 Act and no order suspending such registration has been issued.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

The obligations of the Acquired Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

7.1.	The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed on its behalf by the Acquiring Company’s President or any Vice President and its Treasurer or any Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquiring Fund has complied in all material respects with all the covenants and agreements and satisfied all of the conditions to be performed or satisfied in all material respects by it under this Agreement at or prior to the Closing Date.

7.2.	The Acquiring Company, on behalf of the Acquiring Fund, shall have executed and delivered to the Acquired Fund an Assumption of Liabilities dated as of the Closing Date pursuant to which the Acquiring Fund will assume all of the Obligations of the Acquired Fund existing at the Valuation Date in accordance with Section 1 hereof in connection with the transactions contemplated by this Agreement.

7.3.	(1) This Agreement shall have been approved by the shareholders of the Acquired Fund in the manner required by the Trust’s declaration of trust, code of regulations and applicable law and the Acquiring Fund shall have received reasonable evidence of each such approval, and (2) the conditions for the closing of the Reorganization shall have been satisfied or waived by the applicable party.

7.4.	The Acquired Fund shall have received a favorable opinion of Paul Hastings LLP, counsel to the Acquiring Fund, and Massachusetts counsel with respect to matters governed by the laws of the Commonwealth of Massachusetts (each such opinion may reasonably rely on certificates of officers of the Acquiring Company) for the transactions contemplated hereby, dated the Closing Date, with such assumptions and limitations as shall be in the opinion of counsel appropriate to render the opinions expressed therein, and in a form satisfactory to the Acquired Fund, substantially to the following effect:

(a)	The Acquiring Company is a Massachusetts business trust validly existing and in good standing under the laws of the Commonwealth of Massachusetts, and the Acquiring Fund is a separate series of the Acquiring Company duly constituted under the Declaration of Trust and bylaws of the Acquiring Company.

(b)

The Agreement has been duly authorized, executed and delivered by the Acquiring Company, on behalf of the Acquiring Fund, and assuming due authorization, execution and delivery by the other parties thereto, constitutes the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring

A-4-10

Company and the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(c)	Assuming that consideration therefor of not less than the net asset value and the applicable par value thereof has been paid, the Acquiring Fund Shares to be issued and delivered to the Acquired Fund on behalf of the shareholders of the Acquired Fund as provided by the Agreement are duly authorized and upon such issuance and delivery will be validly issued and outstanding and fully paid and nonassessable shares of beneficial interest in the Acquiring Fund (except as described in the Registration Statement), and no shareholder of the Acquiring Fund has any preemptive right to subscription or purchase in respect thereof pursuant to the laws of the Commonwealth of Massachusetts and the federal laws of the United States or the Acquiring Company’s Declaration of Trust or bylaws.

(d)	Under the laws of the Commonwealth of Massachusetts and the federal laws of the United States, no consent, approval, license or exemption by, or order or authorization of, or filing, recording or registration with, any governmental authority is required to be obtained by the Acquiring Company or the Acquiring Fund in connection with the execution and delivery of the Agreement or the consummation of the Reorganization, except (i) such as have been obtained or made prior to the date hereof or (ii) such as may be required under state securities or Blue Sky laws (as to which counsel to the Acquiring Fund expresses no opinion).

(e)	The execution and delivery of this Agreement by the Acquiring Company, on behalf of the Acquiring Fund, did not, and the performance by the Acquiring Company and the Acquiring Fund of their obligations hereunder will not, violate the Acquiring Company’s Declaration of Trust or bylaws.

(f)	To the knowledge of counsel to the Acquiring Fund, the Acquiring Company is registered as an investment company under the 1940 Act and no order suspending such registration has been issued. In addition, the Registration Statement has been declared or otherwise become effective under the 1933 Act, and, to the knowledge of counsel to the Acquiring Fund, no stop order suspending such effectiveness has been issued.

7.5.	The Acquiring Company, on behalf of the Acquiring Fund, shall have entered into an expense limitation agreement with the Acquiring Adviser consistent with the form of expense limitation agreement filed with the Registration Statement and in the amounts and duration as disclosed in the Registration Statement (the “Expense Limitation Agreement”).

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE PARTIES.

The respective obligations of the Acquiring Fund and the Acquired Fund hereunder are subject to the further conditions that on or before the Closing Date:

8.1.	This Agreement shall have been approved by the shareholders of the Acquired Fund in the manner required by the Trust’s declaration of trust, code of regulations and applicable law, and the parties shall have received reasonable evidence of such approval.

8.2.	The conditions for the closing of the transaction between the Acquiring Company and HCM pursuant to the Cooperation Agreement between HCM and the Acquiring Adviser dated as of April 2, 2013 (the “Cooperation Agreement”), shall have been satisfied or waived by the applicable party such that such transaction shall be consummated simultaneously with the reorganization of the Acquired Fund into the Acquiring Fund.

8.3.	On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act, and no action, suit or other proceeding instituted by anyone other than the Trust, the Acquiring Company, HCM or its affiliates or the Acquiring Adviser or its affiliates shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.4.

All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary

A-4-11

by the Acquired Fund or the Acquiring Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund.

8.5.	The Registration Statement shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.6.	The post-effective amendment filed on March 4, 2013, to the registration statement of the Acquiring Company on Form N-1A relating to shares of the Acquiring Fund shall have become effective and no stop order suspending the effectiveness thereof shall have been issued.

8.7.	The Acquired Fund and the Acquiring Fund shall have received an opinion of Paul Hastings LLP, dated on the Closing Date (which opinion will be subject to certain qualifications) satisfactory to both parties substantially to the effect that, on the basis of the existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules, and court decisions, as further described below, generally for federal income tax purposes:

(a)	The Reorganization as described in Section 1 hereof will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund each will be “a party to a reorganization” within the meaning of Section 368(b) of the Code.

(b)	Under Sections 361 and 357(a) of the Code, the Acquired Fund will not recognize gain or loss upon the transfer of its assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, or upon the distribution of the Acquiring Fund Shares by the Acquired Fund to its shareholders in liquidation, except for (A) any gain or loss that may be recognized on “section 1256 contracts” as defined in Section 1256(b) of the Code as a result of the closing of the tax year of the Acquired Fund, (B) any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized (1) as a result of the closing of the tax year of the Acquired Fund, (2) upon the termination of a position, or (3) upon the transfer of an asset regardless of whether such a transfer would otherwise be a nontaxable transaction.

(c)	Under Section 1032 of the Code, the Acquiring Fund will not recognize gain or loss upon the receipt of the assets of the Acquired Fund in exchange for the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund and issuance of the Acquiring Fund Shares as contemplated in Section 1 hereof.

(d)	Under Section 362(b) of the Code, the Acquiring Fund’s tax basis in the assets of the Acquired Fund transferred to the Acquiring Fund in the Reorganization will be the same as Acquired Fund’s tax basis immediately prior to the transfer, increased by any gain or decreased by any loss required to be recognized as described in (b) above.

(e)	Under Section 1223(2) of the Code, Acquiring Fund’s holding period of each asset of the Acquired Fund transferred to the Acquiring Fund in the Reorganization, other than any asset with respect to which gain or loss is required to be recognized as described in (b) above, will include the period during which such asset was held or treated for federal income tax purposes as held by the Acquired Fund.

(f)	Under Section 354 of the Code, Acquired Fund shareholders will not recognize gain or loss upon the exchange of their Acquired Fund shares for Acquiring Fund Shares.

(g)	Under Section 358 of the Code, the aggregate tax basis of the Acquiring Fund Shares an Acquired Fund shareholder receives in the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor.

(h)

Under Section 1223(1) of the Code, an Acquired Fund shareholder’s holding period for the Acquiring Fund Shares received in the Reorganization will include the shareholder’s holding period for the Acquired Fund

A-4-12

shares exchanged therefor, provided that the shareholder held those Acquired Fund shares as capital assets on the date of the exchange.

(i)	The Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

The opinion will be based on certain factual certifications made by officers of the Trust and the Acquiring Company and will also be based on customary assumptions. The opinion is not a guarantee that the tax consequences of the Reorganization will be as described above. The opinion will note and distinguish certain published precedent. There is no assurance that the Internal Revenue Service or a court would agree with the opinion.

8.8.	At any time prior to the Closing, any of the foregoing conditions of this Section 8 (except for Section 8.1) may be jointly waived by the board of trustees of the Trust and the board of trustees of the Acquiring Company, if, in the judgment of the board of trustees of the Trust, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund, and, in the judgment of the board of trustees of the Acquiring Company, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquiring Fund.

9.	BROKERAGE FEES AND EXPENSES.

9.1.	Each of the Acquired Fund and the Acquiring Fund represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker’s or finder’s or other similar fee or commission from it arising out of the transactions contemplated by this Agreement, except as set forth in the Cooperation Agreement with respect to HCM and the Acquiring Adviser, respectively. HCM and the Acquiring Adviser represent that neither the Acquired Fund nor the Acquiring Fund will be obligated to pay any broker’s or finder’s or other similar fee or commission arising out of the transactions contemplated by this Agreement.

9.2.	The Acquiring Adviser and HCM agree that none of the costs and expenses incurred in connection with the Reorganization, whether or not the Reorganization is consummated, will be borne by the Trust, the Acquired Fund, the Acquiring Company or the Acquiring Fund and that such costs and expenses will be borne by the Acquiring Adviser and HCM in the manner prescribed and as set forth in the Cooperation Agreement; except that in all cases, the party directly incurring such costs and expenses shall bear them if and to the extent that payment by the Acquiring Adviser or HCM would result in the disqualification of the Acquiring Fund or the Acquired Fund as a regulated investment company or would prevent the Reorganization from qualifying as a tax-free reorganization.

10.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.

10.1.	Each of the Trust, the Acquired Fund, the Acquiring Company and the Acquiring Fund agrees that it has not made any representation, warranty or covenant not set forth herein with respect to the Reorganization and that this Agreement constitutes the entire agreement between the parties with respect to the Reorganization.

10.2.	No representation, warranty or covenant contained in this Agreement or in any document, certificate or other instrument required to be delivered under this Agreement shall survive the Closing or termination of this Agreement (except as provided in Section 11.3 hereof), and no party shall, therefore, have any recourse therefore against any other party in connection therewith; provided that this Section 10.2 shall not limit any covenant contained herein that by its terms contemplates performance after Closing nor shall it limit any covenants contained in Sections 9.1 and 9.2.

11.	TERMINATION.

11.1.	This Agreement may be terminated by the mutual agreement of the Acquired Fund and the Acquiring Fund prior to the Closing Date.

11.2.	In addition, either of the Acquired Fund or the Acquiring Fund may at its option terminate this Agreement at or prior to the Closing Date because:

A-4-13

(a)	Of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing Date;

(b)	A condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met;

(c)	Any governmental authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement or the consummation of any of the transactions contemplated herein and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this Section 11.2(c) shall have used its reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied; or

(d)	The board of trustees of the Trust or the board of trustees of the Acquiring Company has resolved to terminate this Agreement after determining in good faith that circumstances have developed that would make proceeding with the Reorganization not in the best interests of the Acquired Fund’s shareholders or the Acquiring Fund’s shareholders.

11.3.	In the event of the termination of this Agreement and abandonment of the transactions contemplated hereby pursuant to this Section 11, this Agreement shall become void and have no effect except that Sections 9.1, 9.2, 10, 11.3, 13, 14 and 15 shall survive any termination of this Agreement.

12.	TRANSFER TAXES.

Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

13.	AMENDMENTS.

This Agreement may be amended, modified or supplemented in such manner as may be jointly agreed upon in writing by the Trust and the Acquiring Company (and, for purposes of amendments to Sections 9.1, 9.2 and 10.2, the Acquiring Adviser and HCM).

14.	NOTICES.

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid certified mail, facsimile or overnight courier addressed to the Trust, the Acquired Fund or HCM at 350 California Street, San Francisco, CA 94104, facsimile number 1-213-236-6865, and to the Acquiring Company, the Acquiring Fund or the Acquiring Adviser at 1411 Broadway, 28th Floor, New York, NY 10018.

15.	MISCELLANEOUS.

15.1.	The article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2.	This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

15.3.	This Agreement shall be governed by and construed in accordance with the domestic substantive laws of the Commonwealth of Massachusetts, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

15.4.	This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties hereto. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

A-4-14

15.5.	All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

15.6.	The names “HighMark Funds” and “Trustees of HighMark Funds” refers respectively to the Trust created and the Trustees of the Trust, as trustees but not individually or personally, acting from time to time under a Declaration of Trust dated March 10, 1987, to which reference is hereby made and a copy of which is on file at the office of the Secretary of the Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of the Trust entered into in the name or on behalf thereof by any of the Trustees, or its representatives or agents, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of the Trust personally, but bind only the assets of the Trust and all persons dealing with any series of shares of the Trust must look solely to the assets of the Trust belonging to such series for the enforcement of any claims against the Trust.

15.7.	The obligations of the Acquiring Company entered into in the name of or on behalf thereof by any of the trustees of the Acquiring Company, or its representatives or agents, are made not individually, but in such capacities, and are not binding upon any of the trustees, shareholders or representatives of the Acquiring Company personally, but bind only the assets of the Acquiring Company and all persons dealing with any series of shares of the Acquiring Company must look solely to the assets of the Acquiring Company belonging to such series for the enforcement of any claims against the Acquiring Company.

A-4-15

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President, a Vice President or Treasurer.

HIGHMARK FUNDS
On behalf of HighMark U.S. Government Money Market Fund

By:	/s/ Dennis Mooradian
Name: Dennis Mooradian
Title: President

DAILY INCOME FUND
On behalf of U.S. Government Portfolio

By:	/s/ Esther Cheung
Name: Esther Cheung
Title: Treasurer

For purposes of Sections 9.1, 9.2 and 10.2 only:

REICH & TANG ASSET MANAGEMENT, LLC

By:	/s/ Joseph Jerkovich
Name: Joseph Jerkovich
Title: Senior Vice President and CFO

HIGHMARK CAPITAL MANAGEMENT, INC.

By:	/s/ Dennis Mooradian
Name: Dennis Mooradian
Title: President and CEO

A-4-16

Schedule A

A-4-17

APPENDIX B

COMPARISON OF INVESTMENT RESTRICTIONS AND LIMITATIONS

Fundamental Policies. The following is a comparison of the investment restrictions and limitations of the Acquired Funds and the Acquiring Funds. A fundamental investment restriction is one that cannot be changed without approval of the majority of outstanding shareholders, as defined in the 1940 Act. For the Acquired Funds, except with respect to a Fund’s restriction governing the borrowing of money, if a percentage restriction is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of the restriction. For the Acquiring Funds, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or in the amount of a fund’s portfolio’s assets will not constitute a violation of such restriction.

	Acquired Funds	Acquiring Funds
Fundamental Investment Restrictions (a)

With respect to the Diversified Money Market Fund and 100% U.S. Treasury Money Market Fund only:

May not borrow money or issue senior securities, except that a Fund may borrow from banks or enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with permissible borrowings and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund’s total assets at the time of its borrowing. A Fund will not invest in additional securities until all its borrowings (including reverse repurchase agreements) have been repaid. For purposes of this restriction, the deposit of securities and other collateral arrangements with respect to options and financial and currency futures contracts, and payments of initial and variation margin in connection therewith, are not considered a pledge of a Fund’s assets.

With respect to the Treasury Plus Money Market Fund and U.S. Government Money Market Fund only:

May lend or borrow money to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

May not borrow money, unless (i) the borrowing does not exceed 10% of the total market value of the assets of such Acquiring Fund with respect to which the borrowing is made (determined at the time of borrowing but without giving effect thereto) and the money is borrowed from one or more banks as a temporary measure for extraordinary or emergency purposes or to meet unexpectedly heavy redemption requests and furthermore such Acquiring Fund will not make additional investments when borrowings exceed 5% of the value of such Acquiring Fund’s net assets or (ii) with respect to the U.S. Treasury Portfolio and U.S. Government Portfolio, as otherwise provided herein and permissible under the 1940 Act.
(b)

With respect to the Diversified Money Market Fund and 100% U.S. Treasury Money Market Fund only:

May not purchase or sell commodities, commodity contracts, oil, gas or mineral exploration leases or development programs, or real estate (although investments by the Diversified Money Market Fund in marketable securities of companies engaged in such activities are not hereby precluded to the extent the investment is appropriate to such Fund’s investment objective and policies).

* For purposes of this restriction, at the time of the establishment of the restriction, swap contracts on financial instruments, interest rates or currency exchange rates were not within the

May not invest in real estate (other than debt obligations secured by real estate or interests therein or debt obligations issued by companies which invest in real estate or interests therein), commodities, commodity contracts, commodity options, interests in oil or gas or interests in other mineral exploration or development programs.

May not invest in commodities, commodity contracts, commodity options, interests and leases in oil, gas or other mineral exploration or development programs (an Acquiring Fund may, however, purchase and sell securities of companies engaged in the exploration, development, production, refining, transporting and marketing of oil, gas or minerals).

	Acquired Funds	Acquiring Funds

understanding of the terms “commodities” or “commodity contracts,” and notwithstanding any federal legislation or regulatory action by the Commodity Futures Trading Commission (“CFTC”) that subject such swaps to regulation by the CFTC, the Funds will not consider such instruments to be commodities or commodity contracts for purposes of this restriction.

With respect to the Treasury Plus Money Market Fund and U.S. Government Money Market Fund only:

May purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

(c)

With respect to the Treasury Plus Money Market Fund and U.S. Government Money Market Fund only:

May underwrite securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

May not act as an underwriter of securities.
(d)	With respect to the Diversified Money Market Fund and 100% U.S. Treasury Money Market Fund only: May not invest in any issuer for purposes of exercising control or management.	May not make investments for the purpose of exercising control over any issuer or other person.
(e)	With respect to the Diversified Money Market Fund and 100% U.S. Treasury Money Market Fund only: May not write or purchase put or call options.	May not make short sales of securities or intentionally maintain a short position in any security or write, purchase or sell puts, calls, straddles, spreads or any combination thereof.
(f)

With respect to the Diversified Money Market Fund and 100% U.S. Treasury Money Market Fund only:

May not purchase securities on margin, sell securities short, participate on a joint or joint and several basis in any securities trading account, or underwrite the securities of other issuers, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of “restricted securities” acquired in

May not purchase restricted securities in excess of the percentage limitations set forth in restriction (g) below; provided, however, that restricted securities shall not include privately placed securities that are exempt from registration under Section 4(2) or Rule 144A of the Securities Act, or purchase securities on margin.

	Acquired Funds	Acquiring Funds
accordance with the investment objectives and policies of such Fund.
(g)	No similar restriction.

May not acquire securities that are not readily marketable or repurchase agreements calling for resale within more than seven days if, as a result thereof, more than 5% of the value of its net assets would be invested in such illiquid securities.

(h)	No similar restriction.	May not invest in securities of companies that have conducted operations for less than three years, including the operations of predecessors.
(i)

With respect to the Diversified Money Market Fund and 100% U.S. Treasury Money Market Fund only:

May not purchase or retain securities of any issuer if the officers or Trustees of HighMark Funds or the officers or directors of their investment adviser owning beneficially more than one-half of 1% of the securities of such issuer together own beneficially more than 5% of such securities.

May not invest in or hold securities of any issuer if officers and Trustees of the Daily Income Fund or Natixis Global Asset Management, L.P., the managing member of RTAM, individually own beneficially more than 1/2 of 1% of the issuer’s securities or in the aggregate own more than 5% of the issuer’s securities.
(j)	With respect to the Diversified Money Market Fund and 100% U.S. Treasury Money Market Fund only: May not buy common stocks or voting securities, or state, municipal or private activity bonds.	May not purchase securities having voting rights at the time of purchase.
(k)

With respect to the 100% U.S. Treasury Money Market Fund, Diversified Money Market Fund and U.S. Government Money Market Fund only:

May not purchase securities of other investment companies, except as permitted by the 1940 Act.

May not purchase securities of other investment companies, except in connection with a merger, acquisition, consolidation or reorganization involving such Acquiring Fund.
(l)

With respect to the Treasury Plus Money Market Fund and U.S. Government Money Market Fund only:

May issue senior securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

May not issue senior securities, except insofar as such Acquiring Fund may be deemed to have issued a senior security in connection with any permitted borrowings.
(m)	With respect to the Diversified Money Market Fund only: May not purchase securities of any one issuer, other than obligations issued or guaranteed by	May not invest more than 5% of the total market value of such Acquiring Fund’s assets (determined at the time of the proposed investment and giving effect thereto) in the securities of any one issuer other than the United

	Acquired Funds	Acquiring Funds

the U.S. Government, its agencies, or instrumentalities, if, immediately after the purchase, more than 5% of the value of the Fund’s total assets would be invested in such issuer (except that up to 25% of the value of the Fund’s total assets may be invested without regard to the 5% limitation). (As indicated below this table, the Fund has adopted a non-fundamental investment policy that is more restrictive than this fundamental investment limitation).

States Government, its agencies or instrumentalities.
(n)

With respect to the Diversified Money Market Fund only:

May not purchase any securities that would cause more than 25% of the value of the Fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, domestic bank certificates of deposit or bankers’ acceptances, and repurchase agreements secured by bank instruments or obligations of the U.S. Government, its agencies, or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry).

With respect to the 100% U.S. Treasury Money Market Fund, Treasury Plus Money Market Fund and U.S. Government Money Market Fund only:

May not concentrate investments in a particular industry or group of industries, as concentration is defined or interpreted under the 1940 Act, or the rules and regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations, provided that, with respect to the U.S. Government Money Market Fund, there is no limitation with respect to domestic bank certificates of deposit or bankers’ acceptances, and repurchase agreements secured by such bank instruments.

May not invest more than 25% of the value of such Acquiring Fund’s total assets in securities of companies in the same industry (excluding United States government securities and, as to the Money Market Portfolio only, certificates of deposit and bankers’ acceptances of domestic banks).

	Acquired Funds	Acquiring Funds
(o)	No similar restriction.

May not pledge, mortgage, assign or encumber such Acquiring Fund’s assets except to the extent necessary to secure a borrowing (unless permitted by restriction (p) below) made with respect to such Acquiring Fund.

(p)	No similar restriction.

With respect to 75% of the value of such Acquiring Fund’s total assets, the Acquiring Fund may not invest more than 10% of such Acquiring Fund’s assets in securities that are subject to underlying puts from the same institution, and no single bank shall issue its letter of credit and no single financial institution shall issue a credit enhancement covering more than 10% of the total assets of the Acquiring Fund. However, such Acquiring Fund may only invest more than 10% of its assets in securities subject to puts from the same institution if such puts are issued by a non-controlled person (as defined in the 1940 Act).

(q)

With respect to the Diversified Money Market Fund and 100% U.S. Treasury Money Market Fund only:

May not make loans, except that the Fund may purchase or hold debt instruments, lend portfolio securities, and enter into repurchase agreements as permitted by its investment objective and policies.

With respect to the Money Market Portfolio, the Money Market Portfolio may not make loans except through (i) the purchase of debt obligations in accordance with its investment objectives and policies, (ii) the lending of its portfolio securities, (iii) the use of repurchase agreements, or (iv) the making of loans to affiliated funds as permitted by the 1940 Act, the rules and regulations thereunder, or by guidance regarding, and interpretations of, or exemptive orders under, the 1940 Act; as to the U.S. Treasury Portfolio and U.S. Government Portfolio, these Portfolios may not make loans, except that these Portfolios may purchase for a Portfolio the debt securities described in the Acquiring Funds’ SAI under “Description of the Fund and Its Investments and Risks” and may enter into repurchase agreements as therein described.

(r)

With respect to 100% U.S. Treasury Money Market Fund only:

May not purchase securities other than short-term obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Treasury.

No similar restriction.
(s)

With respect to 100% U.S. Treasury Money Market Fund, Treasury Plus Money Market Fund and U.S. Government Money Market Fund only:

May purchase securities of any issuer only when consistent with the maintenance of its status as a

No similar restriction.

Acquired Funds	Acquiring Funds
diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

In addition, the Acquired Funds have the following non-fundamental investment restrictions:

With respect to the 100% U.S. Treasury Money Market Fund:

The Fund has adopted, in accordance with Rule 2a-7, a non-fundamental policy providing that the Fund may not purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if, immediately after the purchase, more than 5% of the value of the Fund’s total assets would be invested in the issuer. Notwithstanding this policy, the Fund may invest up to 25% of its assets in First Tier qualified securities of a single issuer for up to three business days.

With respect to the Treasury Plus Money Market Fund:

The Fund may not:

1. Purchase or sell real estate, real estate limited partnership interests, and commodities or commodities contracts (except that the Fund may invest in futures contracts and options on futures contracts, as disclosed in the Fund’s Prospectuses). However, subject to its permitted investments, the Fund may invest in companies which invest in real estate, securities of issuers which deal in real estate, securities or loans secured by interests in real estate, securities which represent interests in real estate, commodities or commodities contracts, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of a holder of debt obligations secured by real estate or interests therein.

2. Borrow money or issue senior securities, except that the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions and the Fund may enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 33 1/3% of the value of its total assets at the time of such borrowing.

3. Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions, and the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

4. Sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short), however, this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments and the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions.

For purposes of investment limitation (1) above, at the time of the establishment of the limitation, swap contracts on financial instruments, interest rates or currency exchange rates were not within the understanding of the terms “commodities” or “commodity contracts,” and notwithstanding any federal legislation or regulatory action by the CFTC that subject such swaps to regulation by the CFTC, the Funds will not consider such instruments to be commodities or commodity contracts for purposes of this limitation.

The Fund has adopted, in accordance with Rule 2a-7, a non-fundamental policy providing that the Fund may not purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if, immediately after the purchase, more than 5% of the value of the Fund’s total assets would be invested in the issuer. Notwithstanding this policy, the Fund may invest up to 25% of its assets in First Tier qualified securities of a single issuer for up to three business days.

The following non-fundamental investment policy will not be changed without 60 days’ advance notice to shareholders:

Under normal circumstances the Treasury Plus Money Market Fund will invest at least 80% of its net assets plus borrowings in U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

With respect to the Diversified Money Market Fund:

The Fund has adopted, in accordance with Rule 2a-7, a non-fundamental policy providing that the 5% limit noted in limitation (m) above shall apply to 100% of the Fund’s assets. Notwithstanding this policy, the Fund may invest up to 25% of its assets in First Tier qualified securities of a single issuer for up to three business days.

With respect to the U.S. Government Money Market Fund:

The Fund may not:

1. Purchase or sell real estate, real estate limited partnership interests, and commodities or commodities contracts (except that the Fund may invest in futures contracts and options on futures contracts, as disclosed in the Fund’s Prospectuses). However, subject to its permitted investments, the Fund may invest in companies which invest in real estate, securities or loans secured by interests in real estate, commodities or commodities contracts.

2. Borrow money or issue senior securities, except that the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions and the Fund may enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 33 1/3% of the value of its total assets at the time of such borrowing.

3. Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions, and the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

4. Sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short), however, this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments and the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions.

For purposes of investment limitation (1) above, at the time of the establishment of the limitation, swap contracts on financial instruments, interest rates or currency exchange rates were not within the understanding of the terms “commodities” or “commodity contracts,” and notwithstanding any federal legislation or regulatory action by the CFTC that subject such swaps to regulation by the CFTC, the Funds will not consider such instruments to be commodities or commodity contracts for purposes of this limitation.

The Fund has adopted, in accordance with Rule 2a-7, a non-fundamental policy providing that the Fund may not purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if, immediately after the purchase, more than 5% of the value of the Fund’s total assets would be invested in the issuer. Notwithstanding this policy, the Fund may invest up to 25% of its assets in First Tier qualified securities of a single issuer for up to three business days.

The following non-fundamental investment policy will not be changed without 60 days’ advance notice to shareholders:

Under normal circumstances the U.S. Government Money Market Fund will invest at least 80% of its net assets plus borrowings in U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

APPENDIX C

COMPARISON OF VALUATION PROCEDURES

Acquired Funds

100% U.S. Treasury Money Market Fund’s NAV per share for purposes of pricing purchase and redemption orders is determined by the sub-administrator as of 12:00 p.m. Pacific Time (3:00 p.m. Eastern Time) on days on which both the NYSE and the Federal Reserve wire system are open for business. Diversified Money Market Fund, Treasury Plus Money Market Fund and U.S. Government Money Market Fund’s NAV per share for purposes of pricing purchase and redemption orders is determined by the sub-administrator as of 1:30 p.m. Pacific Time (4:30 p.m. Eastern Time) on days on which both the NYSE and the Federal Reserve wire system are open for business.

In accordance with Rule 2a-7 of the 1940 Act, the Acquired Funds are valued daily using amortized cost. Under normal market conditions, the Acquired Funds are marked-to-market weekly using prices supplied by the Acquired Funds’ third-party pricing agents. As is common in the industry, the third-party pricing agent utilizes a pricing matrix to value many of the money market instruments. Rather than assign values to individual securities, the pricing matrix attempts to assign values to categories of securities that have similar characteristics. In assigning values, the matrix considers, among other things, security type, discount rate, coupon rate, maturity date and quality ratings. Securities whose market price varies by more than certain established percentages from the price calculated using amortized cost are validated with the pricing agent.

The Board of Trustees of HighMark Funds has undertaken to establish procedures reasonably designed, taking into account current market conditions and each Acquired Fund’s investment objective, to stabilize the NAV per share of each Acquired Fund for purposes of sales and redemptions at $l.00. These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the NAV per share of each Acquired Fund calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires that the Board of Trustees promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from an Acquired Fund’s $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, the Trustees will take such steps as they consider appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the average portfolio maturity of an Acquired Fund, withholding or reducing dividends, reducing the number of an Acquired Fund’s outstanding shares without monetary consideration, or utilizing a NAV per share based on available market quotations.

Acquiring Funds

The net asset value of each Acquiring Fund’s shares is determined as of 4:00 p.m., Eastern time, on each Fund Business Day. “Fund Business Day” means weekdays (Monday through Friday) except (i) days on which the New York Stock Exchange is closed for trading (i.e., national holidays and Good Friday) and (ii) Columbus Day and Veterans’ Day (each a “Holiday”). However, on certain days that the New York Stock Exchange is closed, each Acquiring Fund, at the direction of Reich & Tang Asset Management, LLC, may be open for purchases and redemptions and will determine its net asset value. The net asset value per share is computed by dividing the value of each Acquiring Fund’s net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued, but excluding capital stock and surplus) by the total number of shares outstanding. Each Acquiring Fund intends to maintain a stable net asset value at $1.00 per share although there can be no assurance that this will be achieved.

Each Acquiring Fund’s portfolio securities are valued at their amortized cost in compliance with the provisions of Rule 2a-7 under the 1940 Act. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates or credit issues cause the net asset value of each Acquiring Fund’s share price to be less than $0.997 or greater than $1.003, the Board of Trustees will consider whether any action should be initiated to prevent the share price from going below $0.995 per share or above $1.005 per share. Although the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument is higher or lower than the price each Acquiring Fund would receive if the instrument were sold.

Shares are issued as of the first determination of each Acquiring Fund’s net asset value per share made after acceptance of the investor’s purchase order. In order to maximize earnings on each Acquiring Fund, each Acquiring Fund normally has its assets as fully invested as is practicable. Many securities in which each Acquiring Fund invests require the immediate settlement in funds of Federal Reserve member banks on deposit at a Federal Reserve Bank (commonly known as “Federal Funds”). Each Acquiring Fund’s shares begin accruing income on the day the shares are issued to an investor.

C-1

APPENDIX D

ADDITIONAL SHAREHOLDER INFORMATION ABOUT THE DAILY INCOME FUND’S U.S. TREASURY

PORTFOLIO, MONEY MARKET PORTFOLIO AND U.S. GOVERNMENT PORTFOLIO

Below is additional shareholder information about the Acquiring Funds. Additional shareholder information about the Acquired Funds is incorporated by reference from their current prospectuses and is available upon request from HighMark Funds without charge by calling toll free, (800) 433-6884.

Each Acquiring Fund sells and redeems its shares on a continuing basis at their net asset value. Each Acquiring Fund does not impose a charge for either purchases or redemptions, although there may be a fee imposed on certain wire redemption requests. All transactions in an Acquiring Fund shares are processed through the Acquiring Funds’ transfer agent or its principal underwriter, as appropriate, which accept orders for purchases and redemptions from Participating Organizations (see “Investments Through Participating Organizations” below for a definition of Participating Organizations) and from investors directly.

Pricing of Fund Shares

The net asset value of each Acquiring Fund’s shares is determined as of 4:00 p.m., Eastern time, on each Fund Business Day. “Fund Business Day” means weekdays (Monday through Friday) except (i) days on which the New York Stock Exchange is closed for trading (i.e., national holidays and Good Friday) and (ii) Columbus Day and Veterans’ Day (each a “Holiday”). However, on certain days that the New York Stock Exchange is closed, each Acquiring Fund, at the direction of Reich & Tang Asset Management, LLC (“RTAM”), may be open for purchases and redemptions and will determine its net asset value. The net asset value per share is computed by dividing the value of each Acquiring Fund’s net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued, but excluding capital stock and surplus) by the total number of shares outstanding. Each Acquiring Fund intends to maintain a stable net asset value at $1.00 per share although there can be no assurance that this will be achieved.

Each Acquiring Fund’s portfolio securities are valued at their amortized cost in compliance with the provisions of Rule 2a-7 under the 1940 Act. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates or credit issues cause the net asset value of each Acquiring Fund’s share price to be less than $0.997 or greater than $1.003, the Board of Trustees will consider whether any action should be initiated to prevent the share price from going below $0.995 per share or above $1.005 per share. Although the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument is higher or lower than the price each Acquiring Fund would receive if the instrument were sold.

Shares are issued as of the first determination of each Acquiring Fund’s net asset value per share made after acceptance of the investor’s purchase order. In order to maximize earnings on each Acquiring Fund, each Acquiring Fund normally has its assets as fully invested as is practicable. Many securities in which each Acquiring Fund invests require the immediate settlement in funds of Federal Reserve member banks on deposit at a Federal Reserve Bank (commonly known as “Federal Funds”). Each Acquiring Fund’s shares begin accruing income on the day the shares are issued to an investor.

Each Acquiring Fund reserves the right to reject any purchase order of its shares. In addition, the Acquiring Funds do not accept cash, and may refuse to accept cash equivalents (i.e., travelers cheques, money orders, cashier’s checks or similar instruments) and certain other forms of payment at its discretion.

On any Fund Business Day before a Holiday, or on any Fund Business Day where the Securities Industry and Financial Markets Association (SIFMA) recommends that the securities markets close trading early, each Acquiring Fund may close trading early. On such days, the cut-off times for purchase orders and redemption requests may be shortened to accommodate such Acquiring Fund’s early close. If an Acquiring Fund closes trading early, the earlier cut-off times for such transactions will be made available that day on the Acquiring Funds’ website at http://www.reichandtang.com, or by calling the Acquiring Funds toll free at (888) 226-5504.

Subscribing to the Fund

At the time of initial investment in an Acquiring Fund, investors must elect on their Fund application the class of shares of the Acquiring Fund in which they wish to invest. Subject to the Acquiring Funds’ initial investment minimums, investors may divide their investment between the Acquiring Funds in any manner they choose by submitting the application with their choices. Investors may purchase shares of the Acquiring from a Participating Organization or directly. Certain Participating Organizations are compensated for their services by RTAM and/or RTD.

Shareholders will have a separate account for each Acquiring Fund in which they invest. Certificates for Fund shares will not be issued to investors.

Purchase of Fund Shares

You may purchase shares of the Acquiring Funds directly or through a Participating Organization. The Acquiring Funds do not accept a purchase order from investors investing in an Acquiring Fund directly (i.e., not through Participating Organizations) until an investor’s payment has been converted into Federal Funds and is received by the Acquiring Fund’s transfer agent, or its principal underwriter, as appropriate. Orders from these direct investors that are accompanied by Federal Funds and received after 4:00 p.m., Eastern time, on a Fund Business Day will result in the issuance of shares on the following Fund Business Day.

Investors may, if they wish, invest in the Acquiring Funds through a Participating Organization with which they have accounts. Generally, all other investors, and investors who have accounts with Participating Organizations but do not wish to invest in an Acquiring Fund through them, may invest in an Acquiring Fund directly. Direct shareholders generally do not receive the benefit of the servicing functions performed by a Participating Organization.

The minimum initial investment is $10,000 for the Fiduciary Shares and $5,000 for the Investor Select Shares. The minimum amount for subsequent investments is $100 for the Fiduciary Shares and Investor Select Shares. In addition, the Acquiring Funds may impose different minimum investment requirements for clients of certain financial intermediaries with which RTD has entered into an agreement. The Acquiring Funds may waive any minimum purchase requirements. Consult your financial intermediary with respect to the required minimum investment.

Each Acquiring Fund will provide each shareholder, except certain investors, with a personalized monthly statement listing (i) the total number of Acquiring Fund shares owned as of the statement closing date, (ii) purchases and redemptions of Acquiring Fund shares, and (iii) the dividends paid on Acquiring Fund shares (including dividends paid in cash or reinvested in additional Fund shares).

Investments Through Participating Organizations

Generally, investors purchasing shares through a Participating Organization are referred to as Participant Investors. Participating Organizations are securities brokers, banks and financial institutions or other industry professionals or organizations that have entered into shareholder servicing agreements with RTD with respect to investment of their customer accounts in the Acquiring Funds. When instructed by a Participant Investor to purchase or redeem Acquiring Fund shares, the Participating Organization, on behalf of the Participant Investor, transmits to the Acquiring Funds’ transfer agent a purchase or redemption order, and in the case of a purchase order, payment for the shares being purchased.

Participating Organizations may confirm to Participant Investors each purchase and redemption of Acquiring Fund shares for their accounts. Also, Participating Organizations may send periodic account statements to their customers showing (i) the total number of Acquiring Fund shares owned by each Participant Investor as of the statement closing date, (ii) purchases and redemptions of Acquiring Fund shares by each Participant Investor during the period covered by the statement, and (iii) the income earned by Acquiring Fund shares of each Participant Investor during the statement period (including dividends paid in cash or reinvested in additional Acquiring Fund shares). Participant Investors whose Participating Organizations have not undertaken to provide such statements will receive them from the Acquiring Fund directly.

Participating Organizations may charge Participant Investors a fee in connection with their use of specialized purchase and redemption procedures. In addition, Participating Organizations offering purchase and redemption procedures similar to those offered to shareholders who invest in the Acquiring Funds directly, may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Acquiring Funds directly. Accordingly, the net yield to investors who invest through Participating Organizations may be less than the net yield that could be achieved by investing in the Acquiring Funds directly. Participating Organizations may also set deadlines for receipt of orders from Participant Investors that are earlier than the order deadline of the Acquiring Funds due to processing or other reasons. A Participant Investor should read this Prospectus/Proxy Statement in conjunction with the materials provided by the Participating Organization describing the procedures under which Acquiring Fund shares may be purchased and redeemed through the Participating Organization.

Qualified Participating Organizations may transmit an investor’s purchase or redemption order to the Acquiring Funds’ transfer agent after 4:00 p.m., Eastern time, on the day the order is received from the investor as long as the investor has placed his order with the Participating Organization before 4:00 p.m. Eastern time on that day. The investor will then receive the net asset value of the Acquiring Funds’ shares determined as of 4:00 p.m., Eastern time, on the day he placed his order with the qualified Participating Organization. Participating Organizations are responsible for instituting procedures to ensure that purchase orders by their respective clients are processed expeditiously.

Initial Direct Purchases of Shares

Investors who wish to invest in the Acquiring Funds directly may obtain a current Prospectus and the Acquiring Fund application necessary to open an account by telephoning the Acquiring Funds at (212) 830-5345 or toll free at (800) 433-1918 during the hours of 8:30 a.m. to 5:30 p.m., Eastern time on any Fund Business Day. Investors who invest through a Participating Organization should follow instructions from their financial intermediary as to initial purchases of shares.

Mail and Personal Delivery

Investors may send or deliver a check made payable to “Daily Income Fund” along with a completed Fund application to:

Daily Income Fund

c/o Reich & Tang

1411 Broadway, 28th Floor

New York, New York 10018

Checks are accepted subject to collection at full value in United States currency. Payment by a check drawn on any member of the Federal Reserve System will normally be converted into Federal Funds within two business days after receipt of the check. Checks drawn on a non-member bank may take substantially longer to convert into Federal Funds. In either case, the funds are not available for redemption until the check has been cleared for payment by the investor’s bank.

Bank Wire

To purchase shares of an Acquiring Fund using the wire system for transmittal of money among banks, an investor, prior to his or her initial purchase of shares, should first telephone the Acquiring Funds at (212) 830-5345 or toll free at (800) 433-1918 during the hours of 8:30 a.m. to 5:30 p.m., Eastern time on any Fund Business Day to obtain a Fund application necessary to open a new account. The investor should complete and fax the Fund application along with any required documentation to the Fund at (212) 830-5476. The original Fund application and documentation should then be mailed to the address specified under “Mail and Personal Delivery.” The investor should then telephone the Fund at the above number to obtain a new account number and then instruct a member bank of the Federal Reserve System to wire the amount of the investment immediately to:

The Bank of New York Mellon

ABA # 021000018

Reich & Tang

DDA # 890040352-7

For Daily Income Fund

Name of Portfolio

Account of (Investor’s Name)

Fund Account #

An account will not be opened until the Acquiring Funds have received the Fund application and required documentation in proper form and has accepted the purchase order for its shares.

There may be a charge by the investor’s bank for transmitting the money by bank wire, and there also may be a charge for use of Federal Funds. The Acquiring Funds do not charge investors in the Acquiring Funds for their receipt of wire transfers. Payment in the form of a “bank wire” received prior to 4:00 p.m., Eastern time, on a Fund Business Day will be treated as a Federal Funds payment received on that day.

Electronic Funds Transfers (EFT), Pre-authorized Credit and Direct Deposit Privilege

You may purchase shares of the Acquiring Funds (minimum of $100) by having salary, dividend payments, interest payments or any other payments designated by you, including federal salary, social security, or certain veteran’s, military or other payments from the federal government, automatically deposited into your Fund account. You can also have money debited from your checking account. To enroll in any one of these programs, please contact your broker or the Acquiring Funds for the appropriate form. You may elect at any time to terminate your participation by notifying in writing the appropriate depositing entity and/or federal agency. Upon notification of death or legal incapacity your participation in the Direct Deposit Privilege (the “Privilege”) will automatically terminate. Further, the Acquiring Funds may terminate your participation in the Privilege upon 30 days’ notice to you. Investors who invest through a Participating Organization should follow instructions from their financial intermediary regarding EFT, Pre-authorized Credit and Direct Deposit Privileges.

Subsequent Purchases of Shares

Subsequent purchases can be made by bank wire, as indicated above, or by mailing a check to:

Daily Income Fund

c/o Reich & Tang Funds

P.O. Box 13232

Newark, New Jersey 07101-3232

There is a $100 minimum for the Fiduciary Shares and Investor Select Shares for subsequent purchases of shares. All payments should clearly indicate the shareholder’s account number.

Provided that the information on the application form on file with the Acquiring Funds is still applicable, a shareholder may reopen an account without filing a new Fund application at any time during the year the shareholder’s account is closed or during the following calendar year.

Investors who invest through a Participating Organization should follow instructions from their financial intermediary regarding subsequent purchases of shares.

Redemption of Shares

A redemption is effected immediately following, and at a price determined in accordance with, the next determination of net asset value per share of each Acquired Fund following receipt by the Acquiring Funds’ transfer agent of the redemption order (and any supporting documentation that the Acquiring Funds’ transfer agent may require). Normally, payment for redeemed shares is made on the same Fund Business Day the redemption is effected, if the redemption proceeds are paid by wire (on the next Fund Business Day if paid by check). However, redemption payments will not be paid out unless the check (including a certified or cashier’s check) used for investment has been cleared for payment by the investor’s bank, which could take up to 15 days after investment. Shares redeemed are not entitled to participate in dividends declared on the day a redemption becomes effective.

A shareholder’s original Fund application permits the shareholder to redeem by written request and to elect one or more of the additional redemption procedures described below. A shareholder may only change the instructions indicated on his original Fund application by transmitting a written direction to the Acquiring Funds’ transfer agent. Requests to institute or change any of the additional redemption procedures will require a signature guarantee.

When a signature guarantee is called for, the shareholder should have “Signature Guaranteed” stamped under his signature. It should be signed and guaranteed by an eligible guarantor institution which includes a domestic bank, a domestic savings and loan institution, a domestic credit union, a member bank of the Federal Reserve System or a member firm of a national securities exchange, pursuant to the Acquiring Funds’ transfer agent’s standards and procedures.

Investors who invest through a Participating Organization should follow instructions from their financial intermediary regarding redemption of shares.

Written Requests

Shareholders may make a redemption in any amount by sending a written request to:

Daily Income Fund

c/o Reich & Tang

1411 Broadway, 28th Floor

New York, New York 10018

All written requests for redemption must be signed by the shareholder, in each case with signature guaranteed, unless otherwise indicated on the Fund application or in a subsequent written authorization.

Normally the redemption proceeds are paid by check and mailed to the shareholder at the address of record.

Checks

By making the appropriate election on their Fund application, shareholders may request a supply of checks that may be used to effect redemptions from the class of shares of the Acquiring Funds in which they invest. The checks, which will be issued in the shareholder’s name, are drawn on a special account maintained by the Acquiring Funds with the Acquiring Funds’ agent bank. Checks may be drawn in any amount of $250 or more. When a check is presented to the Acquiring Funds’ agent bank, it instructs the Acquiring Funds’ transfer agent to redeem a sufficient number of full and fractional shares in the shareholder’s account to cover the amount of the check. The use of a check to make a withdrawal enables a shareholder in the Acquiring Funds to receive dividends on the shares to be redeemed up to the Fund Business Day on which the check clears. Checks provided by the Acquiring Funds may not be certified. Investors who purchase Fund shares by check may not receive their redemption proceeds until the check has cleared, which can take up to 15 days following the date of purchase.

There is no charge to the shareholder for checks provided by the Acquiring Funds, although there may be fees charged for checks provided in connection with certain cash management programs offered through Participating Organizations. The Acquiring Funds reserve the right to impose a charge or impose a different minimum check amount in the future.

Shareholders electing the checking option are subject to the procedures, rules and regulations of the Acquiring Funds’ agent bank governing checking accounts. Checks drawn on a jointly owned account may, at the shareholder’s election, require only one signature. Checks in amounts exceeding the value of the shareholder’s account at the time the check is presented for payment will not be honored. Since the dollar value of the account changes daily, the total value of the account may not be determined in advance and the account may not be entirely redeemed by check. The Acquiring Funds reserve the right to terminate or modify the check redemption procedure at any time or to impose additional fees following notification to the Acquiring Funds’ shareholders.

Corporations and other entities electing the checking option are required to furnish a certified resolution or other evidence of authorization in accordance with the Acquiring Funds’ normal practices. Individuals and joint tenants are not required to furnish any supporting documentation. As soon as the Fund application is received in good order by the Acquiring Funds’ transfer agent, the Acquiring Fund will provide the shareholder with a supply of checks.

Telephone

The Acquiring Funds accept telephone requests for redemption from shareholders who elect this option on their Fund application. The proceeds of a telephone redemption may be sent to the shareholder at their address of record or to their bank account, both as set forth in the Fund application or in a subsequent signature guaranteed written authorization. The Acquiring Funds may accept telephone redemption instructions from any person with respect to accounts of shareholders who elect this service and thus such shareholders risk possible loss of principal and interest in the event of a telephone redemption not authorized by them. Telephone requests to wire redemption proceeds must be for amounts in excess of $10,000. For telephone requests for wire redemptions of less than $10,000, the Acquiring Funds charge a fee. The Acquiring Funds will employ reasonable procedures to confirm that telephone redemption instructions are genuine, and will require that shareholders electing such option provide a form of personal identification at the time of such redemption request. Failure by the Acquiring Funds to employ such reasonable procedures may cause the Acquiring Funds to be liable for the losses incurred by investors due to unauthorized or fraudulent telephone redemptions.

A shareholder making a telephone withdrawal should call the Fund at (212) 830-5345 or toll free at (800) 433-1918 during the hours of 8:30 a.m. to 5:30 p.m., Eastern time on any Fund Business Day, and state: (i) the name of the shareholder appearing on the Fund’s records, (ii) the shareholder’s account number with the Fund, (iii) the amount to be withdrawn, (iv) whether such amount is to be forwarded to the shareholder’s designated bank account, and (v) the name of the person requesting the redemption. Usually the proceeds are sent to the designated bank account or address of record on the same Fund Business Day the redemption is effected, if the redemption proceeds are being paid by wire (or to the address of record on the next Fund Business Day if paid by check). The Fund may modify or discontinue the telephone redemption option at any time and will notify shareholders accordingly.

Generally

There is no redemption charge, although there may be a fee charged on certain wire redemption requests, no minimum period of investment, no minimum amount for a redemption, and no restriction on frequency of withdrawals. Proceeds of redemptions are paid by check. Unless other instructions are given in proper form to the Acquiring Funds’ transfer agent, a check for the proceeds of a redemption will be sent to the shareholder’s address of record. If a shareholder elects to redeem all of his or her shares of an Acquiring Fund, all dividends accrued to the date of such redemption will be paid to the shareholder along with the proceeds of the redemption. A redemption of shares may result in taxable income to the shareholder.

The right of redemption generally may not be suspended or the date of payment upon redemption postponed for more than seven days after the shares are tendered for redemption, except for (i) any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), (ii) any period during which the SEC determines that trading thereon is restricted, (iii) any period during which an emergency (as determined by the SEC) exists as a result of which disposal by the Acquiring Funds of their portfolio securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Acquiring Funds to fairly determine the value of its net assets, (iv) such other period as the SEC may by order permit for the protection of the shareholders of the Acquiring Funds, or (v) a situation where the Acquiring Funds need to rely on Rule 22e-3 under the 1940 Act in order to facilitate an orderly liquidation of the Acquiring Funds.

The Acquiring Funds and their agents reserve the right to “freeze” or “block” (that is, disallow any further purchases or redemptions from any account) or suspend account services in certain instances as permitted or required by applicable laws and regulations, including applicable anti-money laundering regulations. Examples of such instances include, but are not limited to, (i) where an accountholder appears on the list of “blocked” entities and individuals maintained pursuant to OFAC (Office of Foreign Assets Control) regulations, (ii) where the Acquiring Funds or their agents detect suspicious activity or suspect fraudulent or illegal activity, or (iii) when notice has been received by the Acquiring Funds or their agents that there is a dispute between the registered or beneficial account owners.

The Acquiring Funds reserve the right to redeem the shares of any shareholder if the total value of all the remaining shares in the shareholder’s or its Participating Organization’s account after a withdrawal is less than $5,000. Written notice of a proposed mandatory redemption will be given at least 30 days in advance to any shareholder whose account is to be redeemed or, alternatively the Acquiring Funds may impose a monthly service charge on such accounts which does not require prior written notice. For Participant Investor accounts, notice of a proposed mandatory redemption will be given only to the appropriate Participating Organization. The Participating Organization will be responsible for notifying the Participant Investor of the proposed mandatory redemption. A shareholder or Participating Organization who receives such a notice may avoid mandatory redemption by purchasing sufficient additional shares to increase its account value to the minimum amount during the notice period. Shareholders who purchase shares under these circumstances are not subject to the normal minimums for subsequent purchases.

In addition, in accordance with applicable customer identification regulations, the Acquiring Funds reserve the right to redeem the shares of any shareholder and close the shareholder’s account if the Acquiring Funds and their agents are unable to verify the shareholder’s identity within a reasonable time after the shareholder’s account is opened. If the Acquiring Funds close a shareholder’s account in this manner, the shares will be valued in accordance with the net asset value next calculated after the Fund decides to close the account.

Automatic Withdrawal Plan

Shareholders may elect to withdraw shares and receive payment from the Acquiring Funds of a specified amount of $50 or more automatically on a monthly or quarterly basis. The monthly or quarterly withdrawal payments of the specified amount are made by the Acquiring Funds on the date specified on the Automatic Withdrawal Authorization form. Whenever such day of the month is not a Fund Business Day, the payment date is the Fund Business Day preceding the day of the month specified on the Automatic Withdrawal Authorization form. In order to make a payment, a number of shares equal in aggregate net asset value to the payment amount are redeemed at their net asset value on the Fund Business Day immediately preceding the date of payment. To the extent that the redemptions to make plan payments exceed the number of shares purchased through reinvestment of dividends and distributions, the redemptions reduce the number of shares purchased on original investment, and may ultimately liquidate a shareholder’s investment.

The election to receive automatic withdrawal payments may be made at the time of the original application by completing an Automatic Authorization Withdrawal form. The election may also be made, changed or terminated at any later time by sending a signature guaranteed written request to the Acquiring Funds’ transfer agent. Because the withdrawal plan involves the redemption of Fund shares, such withdrawals may constitute taxable events to the shareholder. However, the Acquiring Funds do not expect that there will be any realized capital gains.

Redemption In-Kind

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Acquiring Funds reserve the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Acquiring Funds will value the securities selected in the same manner in which it computes its net asset value. This process minimizes the effect of large redemptions on each Acquiring Fund and their remaining shareholders.

Dividends and Distributions

The Acquiring Funds declare dividends equal to all its net investment income (excluding capital gains and losses, if any, and amortization of market discount) on each Fund Business Day and pays dividends monthly. There is no fixed dividend rate. In computing these dividends, interest earned and expenses are accrued daily.

Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund’s fiscal year.

All dividends and distributions of capital gains are automatically invested, at no charge, in additional Fund shares of the same class of shares immediately upon payment thereof unless a shareholder has elected by written notice to the Acquiring Funds to receive either of such distributions in cash. The reinvestment of capital gains or any taxable dividends does not avoid a taxable event to the shareholder, even though such shareholder has not received a cash distribution to pay the resulting tax, if any. See “Tax Consequences.”

Election to receive dividends and distributions in cash or shares is made at the time shares are subscribed for and may be changed by notifying the Acquiring Funds in writing at any time prior to the record date for a particular dividend or distribution. If the shareholder makes no election, the Acquiring Funds will make the distribution in shares. There are no sales or other charges in connection with the reinvestment of dividends and capital gains distributions.

While it is the intention of the Acquiring Funds to distribute to its shareholders substantially all of each fiscal year’s net income and net realized capital gains, if any, the amount and time of any such dividend or distribution must necessarily depend upon the realization by the Acquiring Funds of income and capital gains from investments. Except as described herein, each Acquiring Fund’s net investment income (excluding capital gains, if any) will be declared as a dividend on each Fund Business Day. The Acquiring Funds declare dividends for Saturdays, Sundays and holidays on the previous Fund Business Day. The Acquiring Funds pay dividends monthly. There is no fixed dividend rate, and there can be no assurance that the Acquiring Funds will pay any dividends or realize any capital gains.

Exchange Privilege

Shareholders of the Acquiring Funds who hold their shares directly and not through a Participating Organization are entitled to exchange some or all of their class of shares in the Acquiring Funds for shares of the same class of certain other investment companies that retain Reich & Tang Asset Management, LLC as investment adviser and that participate in the exchange privilege program with the Acquiring Funds. If only one class of shares is available in a particular exchange fund, the shareholders of the Acquiring Funds are entitled to exchange their shares for the shares available in that exchange fund. If a particular exchange fund has more than one available class of shares the shareholders of the Acquiring Funds are entitled to exchange their shares for a comparable class of shares available in the exchange fund. In the future, the exchange privilege program may be extended to other investment companies that retain Reich & Tang Asset Management, LLC as investment adviser or manager.

There is no charge for the exchange privilege or limitation as to frequency of exchange. The minimum amount for an exchange is $1,000. However, shareholders who are establishing a new account with an investment company through the exchange privilege must ensure that a sufficient number of shares are exchanged to meet the minimum initial investment required for the investment company into which the exchange is being made. Each class of shares is exchanged at its respective net asset value.

The exchange privilege provides shareholders of the Acquiring Funds with a convenient method to shift their investment among different investment companies when they feel such a shift is desirable. The exchange privilege is available to shareholders resident in any state in which shares of the investment company being acquired may legally be sold. Shares of the same class may be exchanged only between investment company accounts registered in identical names. Before making an exchange, an investor should review the current prospectus of the investment company into which the exchange is to be made. An exchange will be a taxable event to an exchanging shareholder. See “Tax Consequences.”

Instructions for exchanges may be made by sending a written request to:

Daily Income Fund

c/o Reich & Tang

1411 Broadway, 28th Floor

New York, New York 10018

or, for shareholders who have elected that option, by telephoning the Fund at (212) 830-5345 or toll free at (800) 433-1918. The Fund reserves the right to reject any exchange request and may modify or terminate the exchange privilege at any time.

Frequent Trading

The Reich & Tang family of funds discourages short-term or excessive trading (“frequent trading”) of their shares by shareholders (including by means of exchanges) and maintains procedures reasonably designed to detect and deter such frequent trading, except with respect to the money market funds as discussed below. Frequent trading is sometimes referred to as market timing. Market timing may take many forms but commonly refers to arbitrage activity involving the frequent buying and selling of mutual fund shares in order to take advantage of the fact that there may be a lag between a change in the value of a mutual fund’s portfolio securities and the reflection of that change in the fund’s share price. Frequent trading may dilute the value of fund shares held by long-term shareholders. Frequent trading may also interfere with the efficient management of a fund’s portfolio, as it may result in a fund maintaining higher cash balances than it otherwise would (which would result in reduced yields for money market funds) or cause a fund to sell portfolio securities at a time it otherwise would not. Frequent trading may further result in increased portfolio transaction (or brokerage) costs, administrative and other operating costs and may cause a fund to realize taxable capital gains or harvest capital losses at a time that it otherwise would not. For these reasons, frequent trading poses the risk of lower returns for long-term shareholders of a fund. There is no guarantee that these policies and procedures will be effective in detecting and preventing frequent trading in whole or in part.

Money market funds are not effective vehicles for market timing activity since these types of funds seek to maintain a constant net asset value of $1.00 per share. In addition, the risks of frequent trading are not generally applicable to money market funds because money market funds are created as cash management vehicles which accommodate frequent inflows and outflows of cash. As a result, money market funds are managed to accommodate such cash flows, particularly when used as sweep vehicles, which generally eliminates the potential for disruptive trading.

Nonetheless, as indicated under “Pricing of Fund Shares” the Acquiring Funds reserve the right to reject any purchase order for its shares for any reason and thus may exercise such right in the event it determines that a purchase order is disruptive to the Acquiring Funds’ management or otherwise. The Acquiring Funds’ procedures with respect to frequent purchases and redemptions of Fund shares by shareholders are thus limited to the Acquiring Funds exercising their right to reject purchase orders they determine in their discretion to be disruptive. The Acquiring Funds may change its policies relating to frequent trading at any time without prior notice to shareholders.

Tax Consequences

The Acquiring Funds intend to continue to qualify for the income tax treatment applicable to a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), for each Portfolio. To qualify as a regulated investment company, each Portfolio must meet certain tests concerning its investments and distributions. For each year a Portfolio qualifies as a regulated investment company, the Portfolio will not be subject to federal income tax on its investment company taxable income (which generally consists of ordinary income, including taxable interest, and realized net short-term capital gains in excess of realized net long-term capital losses, if any) and net long-term capital gains distributed to its shareholders in the form of dividends or capital gain distributions. Additionally, each Portfolio will not be subject to a federal excise tax if the Portfolio distributes each year at least 98% of its ordinary income and 98.2% of its capital gain income to its shareholders and any undistributed and untaxed amounts from prior years.

Dividends of investment company taxable income are taxable to the recipient shareholders as ordinary income. The Acquiring Funds expect that as a result of their investment objective, except as provided in the following paragraph, distributions will (i) consist primarily of ordinary income, (ii) in the case of corporate shareholders, not be eligible for the dividends received deduction, and (iii) in the case of individual shareholders, not be eligible for the reduced tax rate currently applicable to certain qualified dividend income. Dividends and distributions are treated in the same manner for federal income tax purposes whether the shareholders receive cash or additional shares. A shareholder who elects to reinvest in additional shares will be treated for tax purposes as if it had received and reinvested the cash dividend.

A shareholder’s initial tax basis for its shares in the Acquiring Funds will be its cost of the shares, including any fees or expenses. The sale of shares in the Acquiring Funds will be the taxable disposition of an asset, with gain or loss recognized in an amount equal to the difference between the shareholder’s adjusted tax basis for the shares and the proceeds received on the sale. Gain or loss generally will be treated as capital gain or loss if the shares in an Acquiring Funds are held as capital assets. Such capital gain or loss will be long-term if the shareholder has held the shares in an Acquiring Fund for more than one year, and, for individual shareholders, may qualify for the maximum capital gain tax rate of 20% (rather than the tax rate applicable to ordinary income. The exchange of shares of one Portfolio for shares of another Portfolio, if available, will also be treated as a taxable disposition of the shares exchanged, on which gain or loss will be recognized. In either case, loss recognition may be affected by the loss disallowance rules of the Code subject to certain exceptions.

The Acquiring Funds are required by federal law to withhold 28% of reportable payments as backup withholding (which may include dividends, capital gain distributions and redemptions) paid to shareholders who have not complied with Code requirements regarding the supplying of their taxpayer identification number and the reporting of income. In connection with this withholding requirement, a shareholder will be asked to certify on its application that the social security or tax identification number provided is correct and that the shareholder is not subject to backup withholding for various reasons including previous underreporting to the Internal Revenue Service.

Distributions from the U.S. Government Portfolio that are derived from interest on certain obligations of the United States Government and agencies thereof, may be exempt from state and local taxes in certain states. Investors should consult their own tax advisors regarding specific questions as to federal, state or local taxes. Additional tax information is provided in the Statement of Additional Information.

DISTRIBUTION ARRANGEMENTS

Rule 12b-1 Fees

Investors do not pay a front-end sales charge to purchase shares of the Acquiring Funds. However, the Acquiring Funds pay fees in connection with distribution of shares and/or for the provision of servicing to the Fiduciary Shares and Investor Select Shares’ shareholders. The Acquiring Funds pay these fees from its assets on an ongoing basis and therefore, over time, the payment of these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Acquiring Funds’ Board of Trustees has adopted a Rule 12b-1 distribution and service plan (the “Plan”), with respect to the Fiduciary Shares and Investor Select Shares of the Acquiring Funds and, pursuant to the Plan, the Acquiring Funds and RTD have entered into a Distribution Agreement and Shareholder Servicing Agreement.

Under the Distribution Agreement, RTD serves as distributor of the Fiduciary Shares and Investor Select Shares and as agent for the Acquiring Funds, RTD will solicit orders for the purchase of the Acquiring Funds’ shares, provided that any orders will not be binding on the Acquiring Funds until accepted by the Acquiring Funds as principal. RTD receives a distribution fee not to exceed 0.10% of the average daily net assets of the Fiduciary Shares and 0.35% of the average daily net assets of the Investor Select Shares. For the Fiduciary Shares and Investor Select Shares there were no distribution fees paid for the fiscal year ended March 31, 2012 as those classes had not yet commenced operations.

Under the Shareholder Servicing Agreement, RTD receives, with respect to the Fiduciary Shares and Investor Select Shares a service fee equal to 0.25% annum of each Acquiring Fund’s average daily net assets (the “Shareholder Servicing Fee”) for providing personal shareholder services and for the maintenance of shareholder accounts. This fee is accrued daily and paid monthly. Any portion of the fees may be deemed to be used by RTD for payments to Participating Organizations with respect to their provision of such services to their clients or customers who are shareholders of the Institutional Service Shares of each Portfolio. For the Fiduciary Shares and Investor Select Shares there were no shareholder servicing fees paid for the fiscal year ended March 31, 2012 as those classes had not yet commenced operations.

The Plan and the Shareholder Servicing Agreement provide that each Acquiring Fund will pay for (i) telecommunications expenses, including the cost of dedicated lines and CRT terminals, incurred by RTD and Participating Organizations in carrying out their obligations under the Shareholder Servicing Agreement with respect to Institutional Service Shares or the Participating Organization agreement, as the case may be, and (ii) preparing, printing and delivering the each Acquiring Fund’s Prospectus to existing shareholders of the Fund and preparing and printing Fund applications for shareholder accounts.

The Plan provides that RTAM may make payments from time to time from its own resources, which may include the management fee, administrative services fee, and past profits for the following purposes: (i) to pay the cost of, and to compensate others, including Participating Organizations with whom RTD has entered into written agreements, for performing shareholder servicing on behalf of the Fiduciary Shares and Investor Select Shares of each Acquiring Fund; (ii) to compensate Participating Organizations for providing assistance in distributing the Fiduciary Shares and Investor Select Shares of each Acquiring Fund; and (iii) to pay the costs of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel of RTD and other persons in connection with the distribution of the Acquiring Funds’ shares. RTD may also make payments from time to time from its own resources, which may include the Shareholder Servicing Fee (with respect to Fiduciary Shares and Investor Select Shares) and past profits, for the purposes enumerated in (i) above. RTD may determine the amount of such payments made pursuant to the Plan, provided that such payments will not increase the amount which an Acquiring Fund is required to pay to RTAM and RTD for any fiscal year under either the Investment Management Contract, Administrative Services Agreement, Distribution Agreement or Shareholder Servicing Agreement in effect for that year.

RTD or an affiliate may, from time to time, at its expense and out of its own resources (a source of which may be the 12b-1 fees paid by an Acquiring Fund under the Plan), make cash payments to some but not all Participating Organizations for shareholder services, as an incentive to sell shares of an Acquiring Fund and/or to promote retention of their customers’ assets in each Acquiring Fund. These payments may be referred to as “revenue sharing,” but do not change the price paid by investors to purchase the Acquiring Funds’ shares or the amount each Acquiring Fund receives as proceeds from such sales. Revenue sharing payments may be made to Participating Organizations that provide services to the Acquiring Funds or their shareholders, including (without limitation) shareholder servicing, administration, accounting, transfer agency and/or distribution services. RTD negotiates the level of payments described above to any particular Participating Organization with each firm, based on, among other things, the nature and level of services provided by such Participating Organization and the significance of the overall relationship of the Participating Organization to RTAM and its affiliates. The amount of these payments may be significant and may create an incentive for the Participating Organization to sell shares of the Acquiring Funds to you or to recommend one fund complex over another. Please speak with your Participating Organization to learn more about payments made to them by RTD or its affiliates. Additional information regarding these payments can be found in the Acquiring Funds’ Statement of Additional Information. In addition, to the extent allowable under the Financial Industry Regulatory Authority (“FINRA”) rules and any other applicable regulations, RTD or an affiliate may contribute to sales programs for certain Participating Organizations and may provide non-cash compensation to certain Participating Organizations like sponsorship or funding of sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or by giving out merchandise at industry conferences, which may be paid for by the Distributor or an affiliate out of its own resources.

SUBJECT TO COMPLETION, DATED MAY 22, 2013

STATEMENT OF ADDITIONAL INFORMATION

Acquisition of the assets of

HIGHMARK 100% U.S. TREASURY MONEY MARKET FUND

HIGHMARK DIVERSIFIED MONEY MARKET FUND

HIGHMARK TREASURY PLUS MONEY MARKET FUND

HIGHMARK U.S. GOVERNMENT MONEY MARKET FUND

each a series of HighMark Funds

350 California Street, Suite 1600

San Francisco, CA 94104

800-433-6884

By and in exchange for shares of

MONEY MARKET PORTFOLIO

U.S. TREASURY PORTFOLIO

U.S. GOVERNMENT PORTFOLIO

each a series of Daily Income Fund

c/o Reich & Tang Asset Management, LLC

1411 Broadway, 28th Floor

New York, NY 10018

212-830-5200

STATEMENT OF ADDITIONAL INFORMATION

May [    ], 2013

This Statement of Additional Information (“SAI”) relates to the proposed reorganizations (each a “Reorganization”) of the HighMark 100% U.S. Treasury Money Market Fund, HighMark Diversified Money Market Fund, HighMark Treasury Plus Money Market Fund, and HighMark U.S. Government Money Market Fund, (each an “Acquired Fund” and collectively the “Acquired Funds”), each a series of HighMark Funds, a Massachusetts business trust, into the corresponding series of Daily Income Fund, a Massachusetts business trust, as set forth below:

HighMark Funds Acquired Fund		Daily Income Fund Acquiring Fund
100% U.S. Treasury Money Market Fund		U.S. Treasury Portfolio
Class A	reorganizes into	Investor Select Shares
Class S	reorganizes into	Investor Select Shares
Fiduciary Shares	reorganizes into	Fiduciary Shares

Diversified Money Market Fund		Money Market Portfolio
Class A	reorganizes into	Investor Select Shares
Class S	reorganizes into	Investor Select Shares
Fiduciary Shares	reorganizes into	Fiduciary Shares

Treasury Plus Money Market Fund		U.S. Treasury Portfolio
Class A	reorganizes into	Investor Select Shares
Class S	reorganizes into	Investor Select Shares

B-1

Fiduciary Shares	reorganizes into	Fiduciary Shares

U.S. Government Money Market Fund		U.S. Government Portfolio
Class A	reorganizes into	Investor Select Shares
Class B	reorganizes into	Investor Select Shares
Class C	reorganizes into	Investor Select Shares
Class S	reorganizes into	Investor Select Shares
Fiduciary Shares	reorganizes into	Fiduciary Shares

This SAI contains information relating to the Reorganizations, which may be of interest to shareholders of the Acquired Funds, but which is not included in the Combined Prospectus/Proxy Statement, dated May [ ], 2013 (the “Combined Prospectus/Proxy Statement”). As described in the Combined Prospectus/Proxy Statement, each Reorganization would involve the transfer of all of the assets of an Acquired Fund in exchange for the assumption of all Obligations of the Acquired Fund and shares of the corresponding Acquiring Fund. The Acquired Fund will distribute the Acquiring Fund shares it receives to its shareholders in complete liquidation of the Acquired Fund as a series of HighMark Funds.

This SAI is not a prospectus, and should be read in conjunction with the Combined Prospectus/Proxy Statement. The Combined Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission (“SEC”) and may be obtained, without charge, by writing to the Daily Income Fund, c/o Christine Manna, Reich & Tang Asset Management, LLC, 1411 Broadway, New York, New York 10018, or by calling (800) 433-1918.

Capitalized terms used in this SAI and not otherwise defined herein have the meanings given to them in the Combined Prospectus/Proxy Statement.

TABLE OF CONTENTS

Additional Information about the Acquired Funds and Acquiring Funds	B-3
Financial Statements	B-3
Pro Forma Financial Information	B-3
HighMark 100% U.S. Treasury Money Market Fund and U.S. Treasury Portfolio	B3A-1
HighMark Treasury Plus Money Market Fund and U.S. Treasury Portfolio	B3B-1
HighMark 100% U.S. Treasury Money Market Fund, HighMark Treasury Plus Money Market Fund and U.S. Treasury Portfolio	B3C-1
HighMark Diversified Money Market Fund and Money Market Portfolio	B3D-1
HighMark U.S. Government Money Market Fund and U.S. Government Portfolio	B3E-1

B-2

Additional Information about the Acquired Funds and Acquiring Funds

Incorporated by reference are the following documents which have been filed with the SEC:

The Statement of Additional Information of the Daily Income Fund, dated May 3, 2013; and

The Statement of Additional Information of HighMark Money Market Funds dated December 1, 2012, as supplemented.

Financial Statements

This SAI incorporates by reference (i) the Annual Report to Shareholders of the Daily Income Fund for the fiscal year ended March 31, 2012, (ii) the Semiannual Report to Shareholders of the Daily Income Fund for the fiscal period ended September 30, 2012, (iii) the Annual Report to Shareholders of HighMark Money Market Funds for the fiscal year ended July 31, 2012, and (iv) the Semiannual Report to Shareholders of HighMark Money Market Funds for the fiscal period ended January 31, 2013, each of which has been filed with the SEC. Each of these reports contains historical financial information regarding the applicable Funds. The financial statements and the report of the independent registered public accounting firms therein are incorporated herein by reference.

Pro Forma Financial Information*

*	The preparation of this financial information requires management to make estimates and assumptions that affect the reported amounts and disclosures contained herein. Actual results could differ from those estimates.

B-3

HighMark 100% U.S. Treasury Money Market Fund/Daily Income Fund U.S. Treasury Portfolio

Pro Forma Combined Schedule of Investments*

As of September 30, 2012 (Unaudited)

HighMark 100% U.S. Treasury Money Market Fund	HighMark 100% U.S. Treasury Money Market Fund	Daily Income Fund U.S. Treasury Portfolio	Daily Income Fund U.S. Treasury Portfolio		Combined Pro Forma	Combined Pro Forma
Par Amount ($)	Value ($)	Par Amount ($)	Value ($)	Security Description	Par Amount ($)	Value ($)
				Repurchase Agreements (50.30%)
		150,000,000	150,000,000	BNP Paribas Securities Corp., 0.18%, dated 09/28/12, due 10/01/12 repurchase proceeds at maturity $150,002,250, Collateralized by GNMA	150,000,000	150,000,000
		175,000,000	175,000,000	BNY Mellon Capital Market, LLC, 0.21%, dated 09/28/12, due 10/01/12, repurchase proceeds at maturity $175,003,063, Collateralized by GNMA	175,000,000	175,000,000
		140,000,000	140,000,000	Goldman Sachs O/N Repo, 0.19%, 10/01/12 Goldman, Sachs & Co., 0.19%, dated 09/28/12, due 10/01/12, repurchase proceeds at maturity $140,002,217, Collateralized by GNMA	140,000,000	140,000,000
		295,000,000	295,000,000	J. P. Morgan Securities LLC., 0.19%, dated 09/28/12, due 10/01/12, repurchase proceeds at maturity $295,004,671, Collateralized by GNMA	295,000,000	295,000,000
		293,000,000	293,000,000	Merrill Lynch, Pierce, Fenner & Smith Inc., 0.19%, dated 09/28/12, due 10/01/12, repurchase proceeds at maturity $293,004,639, Collateralized by GNMA	293,000,000	293,000,000

		1,053,000,000	1,053,000,000	Total Repurchase Agreements	1,053,000,000	1,053,000,000

				U.S. Treasury Obligations (49.61%)
160,809,000	160,802,394			U.S. Treasury Bill, 0.09%, 10/18/12	160,809,000	160,802,394
50,000,000	49,999,562			U.S. Treasury Bill, 0.11%, 10/04/12	50,000,000	49,999,562
184,721,000	184,714,005			U.S. Treasury Bill, 0.06%, 10/25/12	184,721,000	184,714,005
75,000,000	74,992,896			U.S. Treasury Bill, 0.11%, 11/01/12	75,000,000	74,992,896
50,000,000	49,992,271			U.S. Treasury Bill, 0.11%, 11/23/12	50,000,000	49,992,271
75,000,000	74,987,094			U.S. Treasury Bill, 0.11%, 11/29/12	75,000,000	74,987,094
100,000,000	99,976,667			U.S. Treasury Bill, 0.11%, 12/20/12	100,000,000	99,976,667
75,000,000	74,980,062			U.S. Treasury Bill, 0.11%, 12/27/12	75,000,000	74,980,062
		50,000,000	50,074,746	U.S. Treasury, Note, 0.18%, 01/31/13	50,000,000	50,074,746
		50,000,000	50,528,495	U.S. Treasury, Note, 0.21%, 02/28/13	50,000,000	50,528,495
		50,000,000	50,422,113	U.S. Treasury, Note, 0.19%, 04/15/13	50,000,000	50,422,113
		50,000,000	50,319,610	U.S. Treasury, Note, 0.19%, 07/15/13	50,000,000	50,319,610
		65,000,000	66,893,694	U.S. Treasury, Note, 0.21%, 09/30/13	65,000,000	66,893,694

770,530,000	770,444,951	265,000,000	268,238,658	Total U.S. Treasury Obligations	1,035,530,000	1,038,683,609

	770,444,951		1,321,238,658	Total Investments (99.91%)		2,091,683,609
				(cost $770,444,951, $1,321,238,658 and $2,091,683,609, respectively†)
	(38,739)		2,001,380	Cash and other assets, net of liablities		1,962,641

	$770,406,212		$1,323,240,038	Net Assets (100.00%)		$2,093,646,250

*	All securities of the Acquired Fund would comply with the investment restrictions and compliance guidelines of the Acquiring Fund.
†	Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

See Notes to Pro Forma Financial Statements

B3A-1

HighMark 100% U.S. Treasury Money Market Fund/Daily Income Fund U.S. Treasury Portfolio

Pro Forma Combined Schedule of Investments

As of September 30, 2012 (Unaudited)

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (Unaudited)

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$1,448,515,961	69.25%
31 through 60 Days	199,972,261	9.56
61 through 90 Days	174,956,729	8.37
91 through 120 Days	0	0.00
121 through 180 Days	100,603,242	4.81
180 through 397 Days	167,635,416	8.01

Total	$2,091,683,609	100.00%

See Notes to Pro Forma Financial Statements

B3A-2

HighMark 100% U.S. Treasury Money Market Fund/Daily Income Fund U.S. Treasury Portfolio

Pro Forma Combined Statements of Assets and Liabilities

As of September 30, 2012 (Unaudited)

	Acquired Fund	Acquiring Fund
	HighMark 100% U.S. Treasury Money Market Fund	Daily Income Fund U.S. Treasury Portfolio	Pro Forma Adjustments		Pro Forma Combined
Assets
Investments in securities, at amortized cost	$770,444,951	$268,238,658	$—		$1,038,683,609
Repurchase agreements	—	1,053,000,000	—		1,053,000,000
Cash	570	553,704	—		554,274
Receivable for shares sold	38,319	—	—		38,319
Accrued interest receivable	—	1,718,451	—		1,718,451
Deferred compensation	85,986	—	(85,986	)(a)	—
Prepaid expenses	14,643	58,552	—		73,195

Total assets	770,584,469	1,323,569,365	(85,986)		2,094,067,848

Liabilities
Investment management fees payable	32,631	131,171	—		163,802
Administration fees payable	—	21,862	—		21,862
Transfer agency fees payable	9,950	—	—		9,950
Deferred compensation payable	85,986	—	(85,986	)(a)	—
Accrued expenses	48,105	171,327	—		219,432
Dividends payable	1,585	4,967	—		6,552

Total liabilities	178,257	329,327	(85,986)		421,598

Net assets	$770,406,212	$1,323,240,038	$—		$2,093,646,250

Source of Net Assets
Net capital paid in on shares of capital stock	$770,485,204	$1,323,233,362	$—		$2,093,718,566
Accumulated net realized gain (loss)	(78,992)	6,676	—		(72,316)

Net assets	$770,406,212	$1,323,240,038	$—		$2,093,646,250

Net Assets
Fiduciary Shares/Fiduciary Shares (b)	$512,672,031	N/A	$—		$512,672,031	(d)
Class A Shares (c)	176,290,158	N/A	(176,290,158)		—
Class S Shares (c)	81,444,023	N/A	(81,444,023)		—
Investor Select Shares (c)	N/A	—	257,734,181		257,734,181	(d)
Institutional Shares	N/A	$675,096,014	—		675,096,014	(d)
Institutional Service Shares	N/A	258,986,616	—		258,986,616	(d)
Investor Shares	N/A	162,248,886	—		162,248,886	(d)
Investor Service Shares	N/A	155,512,421	—		155,512,421	(d)
Retail Class Shares	N/A	71,396,101	—		71,396,101	(d)

Total net assets	$770,406,212	$1,323,240,038	$—		$2,093,646,250

See Notes to Pro Forma Financial Statements

B3A-3

HighMark 100% U.S. Treasury Money Market Fund/Daily Income Fund U.S. Treasury Portfolio

Pro Forma Combined Statements of Assets and Liabilities

As of September 30, 2012 (Unaudited)

	Acquired Fund	Acquiring Fund
	HighMark 100% U.S. Treasury Money Market Fund	Daily Income Fund U.S. Treasury Portfolio	Pro Forma Adjustments	Pro Forma Combined
Shares Outstanding
Fiduciary Shares/Fiduciary Shares (b)	512,772,419	N/A	—	512,772,419
Class A Shares (c)	176,336,929	N/A	(176,336,929)	—
Class S Shares (c)	81,464,865	N/A	(81,464,865)	—
Investor Select Shares (c)	N/A	—	257,801,794	257,801,794
Institutional Shares	N/A	675,081,715	—	675,081,715
Institutional Service Shares	N/A	258,981,130	—	258,981,130
Investor Shares	N/A	162,245,450	—	162,245,450
Investor Service Shares	N/A	155,509,127	—	155,509,127
Retail Class Shares	N/A	71,394,589	—	71,394,589

Net Asset Value Per Share
Fiduciary Shares/Fiduciary Shares (b)	$1.00	N/A		$1.00
Class A Shares (c)	$1.00	N/A		N/A
Class S Shares (c)	$1.00	N/A		N/A
Investor Select Shares (c)	N/A	N/A		$1.00
Institutional Shares	N/A	$1.00		$1.00
Institutional Service Shares	N/A	$1.00		$1.00
Investor Shares	N/A	$1.00		$1.00
Investor Service Shares	N/A	$1.00		$1.00
Retail Class Shares	N/A	$1.00		$1.00

(a)	Reflects the netting of deferred compensation and deferred compensation payable.
(b)	Fiduciary Shares of Acquired Fund are exchanged for new Fiduciary Shares of Acquiring Fund, to commence operations upon consummation of the merger.
(c)	Class A Shares and Class S Shares of Acquired Fund are exchanged for new Investor Select Shares of Acquiring Fund, to commence operations upon consummation of the merger.
(d)	Reflects total combined net assets due to the merger.

See Notes to Pro Forma Financial Statements

B3A-4

HighMark 100% U.S. Treasury Money Market Fund/Daily Income Fund U.S. Treasury Portfolio

Pro Forma Combined Statements of Operations

For the twelve months September 30, 2012 (Unaudited)

	Acquired Fund	Acquiring Fund
	HighMark 100% U.S. Treasury Money Market Fund	Daily Income Fund U.S. Treasury Portfolio	Pro Forma Adjustments		Pro Forma Combined
Investment Income
Income:
Interest	$351,596	$1,938,680	$—		$2,290,276

Expenses:
Investment management fee	1,890,432	1,697,184	(1,136,576	)(a)	2,451,040
Administration fee	942,786	707,160	(628,679	)(a)	1,021,267
Shareholder servicing fee (Fiduciary Shares/Fiduciary Shares)	983,885	—	—		983,885
Shareholder servicing fee (Class A Shares)	338,704	—	(338,704	)(b)	—
Shareholder servicing fee (Investor Select Shares)	—	—	591,290	(a)(c)	591,290
Shareholder servicing fee (Institutional Service Shares)	—	702,823	—		702,823
Shareholder servicing fee (Investor Shares)	—	465,504	—		465,504
Shareholder servicing fee (Investor Service Shares)	—	371,082	—		371,082
Shareholder servicing fee (Retail Shares)	—	108,439	—		108,439
Distribution fee (Fiduciary Shares/Fiduciary Shares)	—	—	393,605	(a)(b)	393,605
Distribution fee (Class A Shares)	338,704	—	(338,704	)(c)	—
Distribution fee (Class S Shares)	556,097	—	(556,097	)(c)	—
Distribution fee (Investor Select Shares)	—	—	827,806	(a)(c)	827,806
Distribution fee (Investor Shares)	—	372,404	—		372,404
Distribution fee (Investor Service Shares)	—	667,949	—		667,949
Distribution fee (Retail Shares)	—	281,945	—		281,945
Custodian expenses	39,384	75,451	(28,639	)(d)	86,196
Shareholder servicing and related shareholder expenses*	110,468	488,946	229,169	(a)(d)	828,583
Legal, compliance and filing fees	103,239	104,946	(35,268	)(d)	172,917
Audit and accounting	31,744	188,638	(2,516	)(d)(e)	217,866
Trustees’ fees and expenses	34,284	124,817	(21,802	)(d)	137,299
Other expenses	38,885	34,195	(34,412	)(d)	38,668

Total expenses	5,408,612	6,391,483	(1,079,527)		10,720,568

Less: Waivers and reimbursements
Investment management fee	(1,890,432)	(633,108)	1,461,423	(f)	(1,062,117)
Administration fee	(942,786)	(555,298)	476,817	(f)	(1,021,267)
Shareholder servicing fee (Fiduciary Shares/Fiduciary Shares)	(983,885)	—	—		(983,885)
Shareholder servicing fee (Class A Shares)	(338,704)	—	338,704	(c)	—
Shareholder servicing fee (Investor Select Shares)	—	—	(591,290	)(c)(f)	(591,290)
Shareholder servicing fee (Institutional Service Shares)	—	(702,823)	—		(702,823)

See Notes to Pro Forma Financial Statements

B3A-5

HighMark 100% U.S. Treasury Money Market Fund/Daily Income Fund U.S. Treasury Portfolio

Pro Forma Combined Statements of Operations

For the twelve months September 30, 2012 (Unaudited)

	Acquired Fund	Acquiring Fund
	HighMark 100% U.S. Treasury Money Market Fund	Daily Income Fund U.S. Treasury Portfolio	Pro Forma Adjustments		Pro Forma Combined
Shareholder servicing fee (Investor Shares)	—	(465,504)	—		(465,504)
Shareholder servicing fee (Investor Service Shares)	—	(371,082)	—		(371,082)
Shareholder servicing fee (Retail Shares)	—	(108,439)	—		(108,439)
Distribution fee (Fiduciary Shares/Fiduciary Shares)	—	—	(393,605	)(b)(f)	(393,605)
Distribution fee (Class A Shares)	(338,704)	—	338,704	(c)	—
Distribution fee (Class S Shares)	(556,097)	—	556,097	(c)	—
Distribution fee (Investor Select Shares)	—	—	(827,806	)(c)(f)	(827,806)
Distribution fee (Investor Shares)	—	(372,404)	—		(372,404)
Distribution fee (Investor Service Shares)	—	(667,949)	—		(667,949)
Distribution fee (Retail Shares)	—	(281,945)	—		(281,945)
Transfer agency fees (Fiduciary Shares)	—	—	(196,802	)(b)(f)	(196,802)
Transfer agency fees (Investor Select Shares)	—	—	(118,258	)(c)(f)	(118,258)
Transfer agency fees (Institutional Shares)	—	(150,185)	—		(150,185)
Transfer agency fees (Institutional Service Shares)	—	(56,214)	—		(56,214)
Transfer agency fees (Investor Shares)	—	(93,044)	—		(93,044)
Transfer agency fees (Investor Service Shares)	—	(74,160)	—		(74,160)
Transfer agency fees (Retail Shares)	—	(21,653)	—		(21,653)
Transfer agency fees (Pinnacle Shares**)	—	(731)	—		(731)
Reimbursement of expenses by Manager	(22,238)	—	22,238	(f)	—

Total waivers and reimbursements	(5,072,846)	(4,554,539)	1,066,222		(8,561,163)

Net expenses	335,766	1,836,944	(13,305)		2,159,405

Net investment income	15,830	101,736	13,305		130,871

Realized Gain (Loss) on Investments
Net realized gain (loss) on investments	2,629	6,676	—		9,305

Increase in net assets from operations	$18,459	$108,412	$13,305		$140,176

(a)	Based on contract in effect for the surviving fund.
(b)	Fiduciary Shares of Acquired Fund are exchanged for new Fiduciary Shares of Acquiring Fund, to commence operations upon consummation of the merger.
(c)	Class A Shares and Class S Shares of Acquired Fund are exchanged for new Investor Select Shares of Acquiring Fund, to commence operations upon consummation of the merger.
(d)	Decrease due to the elimination of duplicative expenses achieved by merging the funds.
(e)	Increase in fees reflects bookeeping expenses paid to the Sub-Administrator.
(f)	Reflects the waivers to maintain a minimum yield in light of market conditions.
*	Includes class specific Transfer Agency Expenses of $196,802, $118,258, $150,185, $56,214, $93,044, $74,160, $21,653 and $731 for the Fiduciary, Investor Select, Institutional, Institutional Service, Investor, Investor Service, Retail and Pinnacle Shares of the Pro Forma Combined Fund respectively.
**	Pinnacle Shares of the U.S. Treasury Portfolio were fully liquidated on December 29, 2011.

See Notes to Pro Forma Financial Statements

B3A-6

HighMark 100% U.S. Treasury Money Market Fund

Daily Income Fund U.S. Treasury Portfolio

Notes to Pro Forma Combined Financial Statements (Unaudited)

September 30, 2012

1: Description of the Fund

Daily Income Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund is currently comprised of five managed portfolios of money market instruments: the Money Market Portfolio, the U.S. Treasury Portfolio, the U.S. Government Portfolio, the Municipal Portfolio and the RNT Natixis Liquid Prime Portfolio. The Fund has five core classes of stock authorized: Institutional, Institutional Service, Investor, Investor Service, and Retail shares. In addition to the core classes, the Money Market Portfolio includes the Fiduciary, Investor Select, Advantage and Xpress shares, the U.S. Treasury Portfolio includes the Fiduciary and Investor Select shares, the U.S. Government Portfolio includes the Fiduciary, Investor Select and Advantage shares, the Municipal Portfolio includes the Advantage shares, and the RNT Natixis Liquid Prime includes Treasurer shares and Liquidity shares.

2: Basis of Combination and Significant Accounting Policies

The accompanying unaudited pro forma financial statements are presented to show the effect of the proposed combination of HighMark 100% U.S. Treasury Money Market Fund (the “Acquired Fund”), a series of HighMark Funds, a Massachusetts business trust, by the Daily Income Fund U.S. Treasury Portfolio (the “Acquiring Fund”) as if such combination had taken place as of September 30, 2012. The unaudited pro forma combined Statement of Operations reflects the results of the combined fund for the twelve months ended September 30, 2012, as if the combination had taken place on October 1, 2011.

Under the terms of the Agreement and Plan of Reorganization (the Plan”), the combination of the Acquired Fund and Acquiring Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The combination will be accomplished by an acquisition of the net assets of the Acquired Fund and the assumption of the Acquired Fund’s obligations (as defined in the Plan), in exchange for shares of the Acquiring Fund at net asset value. Following the combination, the Acquiring Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America (“GAAP”), the historical cost of investment securities will be carried forward to the Acquiring Fund and the results of operations for pre-combination periods of the Acquiring Fund will not be restated.

The accompanying pro forma financial statements should be read in conjunction with the historical financial statements of the Acquiring Fund and Acquired Fund, which have been incorporated by reference from their respective Statements of Additional Information.

The following is a summary of significant accounting policies followed by the Acquiring Fund in the preparation of its financial statements. The policies are in accordance with GAAP. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A: Valuation of Securities

Investments are recorded on the basis of amortized cost, which approximates value, as permitted by Rule 2a-7 under the 1940 Act. Under the method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

B3A-7

Under the provisions of GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – prices are determined using quoted prices in an active market for identical assets.

Level 2 – prices are determined using significant observable inputs. Observable inputs are inputs that the other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the year), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

The following table summarizes the inputs used to value investments held by the Acquired Fund and Acquiring Fund as of September 30, 2012:

Valuation Inputs	Acquired Fund	Acquiring Fund	Pro Forma Combined
Level 1	$—	$—	$—
Level 2	770,444,951	1,321,238,658	$2,091,683,609
Level 3	—	—	—

Total	$770,444,951	$1,321,238,658	$2,091,683,609

B: Shares of Beneficial Interest

The pro forma net asset value per share assumes the issuance of shares of the Acquiring Fund that would have been issued at September 30, 2012, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of the Acquired Fund, as of September 30, 2012, divided by the net

B3A-8

asset value per share of the shares of the Acquiring Fund as of September 30, 2012. The pro forma number of shares outstanding, by class, for the combined fund consists of the following at September 30, 2012:

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued in Reorganization	Total Outstanding Shares Post- Combination
Fiduciary Shares	—	512,772,419	512,772,419
Investor Select Shares	—	257,801,794	257,801,794
Institutional Shares	675,081,715	—	675,081,715
Institutional Service Shares	258,981,130	—	258,981,130
Investor Shares	162,245,450	—	162,245,450
Investor Service Shares	155,509,127	—	155,509,127
Retail Shares	71,394,589	—	71,394,589

C: Federal Income Taxes

Each fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the combination, the Acquiring Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, federal income taxes.

D: Waivers and Reimbursements

For two years from the date of the closing of the reorganization, the Acquiring Fund’s investment adviser and distributor have agreed to contractual expense limitations so that the expense cap of the Fiduciary Class and Investor Select Class shares of the Acquiring Fund will be 0.50% and 0.75% of the average daily net assets of Fiduciary Class and Investor Select Class, respectively. In addition, for two years from the date of the closing of the reorganization, the Acquiring Fund’s investment adviser and distributor have contractually agreed to waive fees and / or reimburse expenses in order to maintain a minimum yield of 0.01% for the Fiduciary Class and Investor Select Class shares of the Acquiring Fund so long as the Acquiring Fund’s gross yield is greater than 0.12%.

E: Costs of the Reorganizations

The expenses incurred in connection with the 4 reorganizations will be borne by the Acquired Fund’s investment adviser and the Acquiring Fund’s investment adviser, and are anticipated to be approximately $1,162,500.

B3A-9

HighMark Treasury Plus Money Market Fund/Daily Income Fund U.S. Treasury Portfolio

Pro Forma Combined Schedule of Investments*

As of September 30, 2012 (Unaudited)

HighMark Treasury Plus Money Market Fund	HighMark Treasury Plus Money Market Fund	Daily Income Fund U.S. Treasury Portfolio	Daily Income Fund U.S. Treasury Portfolio		Combined Pro Forma	Combined Pro Forma
Par Amount ($)	Value ($)	Par Amount ($)	Value ($)	Security Description	Par Amount ($)	Value ($)
				Repurchase Agreements (78.18%)
20,000,000	20,000,000			Barclays Capital, 0.20%, dated 09/28/12, due 10/01/12, repurchase proceeds at maturity $20,000,333, Collateralized by U.S. Treasury Notes	20,000,000	20,000,000
		150,000,000	150,000,000	BNP Paribas Securities Corp., 0.18%, dated 09/28/12, due 10/01/12 repurchase proceeds at maturity $150,002,250, Collateralized by GNMA	150,000,000	150,000,000
		175,000,000	175,000,000	BNY Mellon Capital Market, LLC, 0.21%, dated 09/28/12, due 10/01/12, repurchase proceeds at maturity $175,003,063, Collateralized by GNMA	175,000,000	175,000,000
20,000,000	20,000,000			Credit Suisse Securities(USA) LLC, 0.20%, dated 09/28/12, due 10/01/12, repurchase proceeds at maturity $20,000,333, Collateralized by U.S. Treasury Notes	20,000,000	20,000,000
14,872,495	14,872,495			Deutsche Bank Securities, 0.15%, dated 09/28/12, due 10/01/12, repurchase proceeds at maturity $15,000,186, Collateralized by U.S. Treasury Notes	14,872,495	14,872,495
		140,000,000	140,000,000	Goldman Sachs O/N Repo, 0.19%, 10/01/12 Goldman, Sachs & Co., 0.19%, dated 09/28/12, due 10/01/12, repurchase proceeds at maturity $140,002,217, Collateralized by GNMA	140,000,000	140,000,000
		295,000,000	295,000,000	J. P. Morgan Securities LLC., 0.19%, dated 09/28/12, due 10/01/12, repurchase proceeds at maturity $295,004,671, Collateralized by GNMA	295,000,000	295,000,000
		293,000,000	293,000,000	Merrill Lynch, Pierce, Fenner & Smith Inc., 0.19%, dated 09/28/12, due 10/01/12, repurchase proceeds at maturity $293,004,639, Collateralized by GNMA	293,000,000	293,000,000

54,872,495	54,872,495	1,053,000,000	1,053,000,000	Total Repurchase Agreements	1,107,872,495	1,107,872,495

				U.S. Government Agency Securities (0.85%)
5,000,000	5,000,000			Federal Farm Credit Bank, 0.22%, 11/27/12	5,000,000	5,000,000
7,000,000	6,998,164			Federal National Mortgage Association, 0.22%, 08/12/13	7,000,000	6,998,164

12,000,000	11,998,164			Total U.S. Government Agency Securities	12,000,000	11,998,164

				U.S. Government Guaranteed Obligations (0.49%)
7,000,000	6,999,650			Straight-A-Funding LLC, Series 1, Federal Financial Bank Liquidity Loan, U.S. Government Guaranteed 0.18%, 10/16/12	7,000,000	6,999,650

7,000,000	6,999,650			Total U.S. Government Guaranteed Obligations	7,000,000	6,999,650

See Notes to Pro Forma Financial Statements

B3B-1

HighMark Treasury Plus Money Market Fund/Daily Income Fund U.S. Treasury Portfolio

Pro Forma Combined Schedule of Investments*

As of September 30, 2012 (Unaudited)

HighMark Treasury Plus Money Market Fund	HighMark Treasury Plus Money Market Fund	Daily Income Fund U.S. Treasury Portfolio	Daily Income Fund U.S. Treasury Portfolio		Combined Pro Forma	Combined Pro Forma
Par Amount ($)	Value ($)	Par Amount ($)	Value ($)	Security Description	Par Amount ($)	Value ($)

				U.S. Treasury Obligations (20.34%)
10,000,000	9,999,551			U.S. Treasury Bill, 0.10%, 10/18/12	10,000,000	9,999,551
10,000,000	9,999,367			U.S. Treasury Bill, 0.10%, 10/25/12	10,000,000	9,999,367
		50,000,000	50,074,746	U.S. Treasury Note, 0.18%, 01/31/13	50,000,000	50,074,746
		50,000,000	50,528,495	U.S. Treasury Note, 0.21%, 02/28/13	50,000,000	50,528,495
		50,000,000	50,422,113	U.S. Treasury Note, 0.19%, 04/15/13	50,000,000	50,422,113
		50,000,000	50,319,610	U.S. Treasury Note, 0.19%, 07/15/13	50,000,000	50,319,610
		65,000,000	66,893,694	U.S. Treasury Note, 0.21%, 09/30/13	65,000,000	66,893,694

20,000,000	19,998,918	265,000,000	268,238,658	Total U.S. Treasury Obligations	285,000,000	288,237,576

	93,869,227		1,321,238,658	Total Investments (99.86%)		1,415,107,885
				Cost $93,869,227, $1,321,238,658 and $1,415,107,885 respectively†)
	(26,777)		2,001,380	Cash and other assets, net of liablities (0.14%)		1,974,603

	$93,842,450		$1,323,240,038	Net assets (100%)		$1,417,082,488

*	All securities of the Acquired Fund would comply with the investment restrictions and compliance guidelines of the Acquiring Fund.
†	Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (Unaudited)

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$1,146,869,227	81.04%
31 through 60 Days	0	0.00
61 through 90 Days	0	0.00
91 through 120 Days	0	0.00
121 through 180 Days	100,603,242	7.11
180 through 397 Days	167,635,416	11.85

Total	$1,415,107,885	100.00%

See Notes to Pro Forma Financial Statements

B3B-2

HighMark Treasury Plus Money Market Fund/Daily Income Fund U.S. Treasury Portfolio

Pro Forma Combined Statements of Assets and Liabilities

As of September 30, 2012 (Unaudited)

	Acquired Fund	Acquiring Fund
	HighMark Treasury Plus Money Market Fund	Daily Income Fund U.S. Treasury Portfolio	Pro Forma Adjustments		Pro Forma Combined
Assets
Investments in securities, at amortized cost	$38,996,732	$268,238,658	$—		$307,235,390
Repurchase agreements	54,872,495	1,053,000,000	—		1,107,872,495
Cash	—	553,704	—		553,704
Receivable for shares sold	384	—	—		384
Accrued interest receivable	1,778	1,718,451	—		1,720,229
Deferred compensation	10,570	—	(10,570	)(a)	—
Prepaid expenses	2,284	58,552	—		60,836

Total assets	93,884,243	1,323,569,365	(10,570)		1,417,443,038

Liabilities
Investment management fees payable	1,468	131,171	—		132,639
Administration fees payable	3,926	21,862	—		25,788
Transfer agency fees payable	2,943	—	—		2,943
Deferred compensation payable	10,570	—	(10,570	)(a)	—
Accrued expenses	22,615	171,327	—		193,942
Dividends payable	271	4,967	—		5,238

Total liabilities	41,793	329,327	(10,570)		360,550

Net assets	$93,842,450	$1,323,240,038	$—		$1,417,082,488

Source of Net Assets
Net capital paid in on shares of capital stock	$93,842,233	$1,323,233,362	$—		$1,417,075,595
Undistributed net investment income	217	—	—		217
Accumulated net realized gain (loss)	—	6,676	—		6,676

Net assets	$93,842,450	$1,323,240,038	$—		$1,417,082,488

Net Assets
Fiduciary Shares/Fiduciary Shares (b)	$89,702,578	N/A	$—		$89,702,578	(d)
Class A Shares (c)	4,139,772	N/A	(4,139,772)		—
Class S Shares (c)	100	N/A	(100)		—
Investor Select Shares (c)	N/A	—	4,139,872		4,139,872	(d)
Institutional Shares	N/A	$675,096,014	—		675,096,014	(d)
Institutional Service Shares	N/A	258,986,616	—		258,986,616	(d)
Investor Shares	N/A	162,248,886	—		162,248,886	(d)
Investor Service Shares	N/A	155,512,421	—		155,512,421	(d)
Retail Class Shares	N/A	71,396,101	—		71,396,101	(d)

Total net assets	$93,842,450	$1,323,240,038	$—		$1,417,082,488

See Notes to Pro Forma Financial Statements

B3B-3

HighMark Treasury Plus Money Market Fund/Daily Income Fund U.S. Treasury Portfolio

Pro Forma Combined Statements of Assets and Liabilities

As of September 30, 2012 (Unaudited)

	Acquired Fund	Acquiring Fund
	HighMark Treasury Plus Money Market Fund	Daily Income Fund U.S. Treasury Portfolio	Pro Forma Adjustments	Pro Forma Combined

Shares Outstanding
Fiduciary Shares/Fiduciary Shares (b)	89,702,537	N/A	—	89,702,537
Class A Shares (c)	4,139,771	N/A	(4,139,771)	—
Class S Shares (c)	100	N/A	(100)	—
Investor Select Shares (c)	N/A	—	4,139,871	4,139,871
Institutional Shares	N/A	675,081,715	—	675,081,715
Institutional Service Shares	N/A	258,981,130	—	258,981,130
Investor Shares	N/A	162,245,450	—	162,245,450
Investor Service Shares	N/A	155,509,127	—	155,509,127
Retail Class Shares	N/A	71,394,589	—	71,394,589

Net Asset Value Per Share
Fiduciary Shares/Fiduciary Shares (b)	$1.00	N/A		$1.00
Class A Shares (c)	$1.00	N/A		N/A
Class S Shares (c)	$1.00	N/A		N/A
Investor Select Shares (c)	N/A	N/A		$1.00
Institutional Shares	N/A	$1.00		$1.00
Institutional Service Shares	N/A	$1.00		$1.00
Investor Shares	N/A	$1.00		$1.00
Investor Service Shares	N/A	$1.00		$1.00
Retail Class Shares	N/A	$1.00		$1.00

(a)	Reflects the netting of deferred compensation and deferred compensation payable.
(b)	Fiduciary Shares of Acquired Fund are exchanged for new Fiduciary Shares of Acquiring Fund, to commence operations upon consummation of the merger.
(c)	Class A Shares and Class S Shares of Acquired Fund are exchanged for new Investor Select Shares of Acquiring Fund, to commence operations upon consummation of the merger.
(d)	Reflects total combined net assets due to the merger.

See Notes to Pro Forma Financial Statements

B3B-4

HighMark Treasury Plus Money Market Fund/Daily Income Fund U.S. Treasury Portfolio

Pro Forma Combined Statements of Operations

For the twelve months September 30, 2012 (Unaudited)

	Acquired Fund	Acquiring Fund
	HighMark Treasury Plus Money Market Fund	Daily Income Fund U.S. Treasury Portfolio	Pro Forma Adjustments		Pro Forma Combined
Investment Income
Income:
Interest	$208,613	$1,938,680	$—		$2,147,293

Expenses:
Investment management fee	480,509	1,697,184	(290,889	)(a)	1,886,804
Administration fee	239,327	707,160	(160,319	)(a)	786,168
Shareholder servicing fee (Fiduciary Shares/Fiduciary Shares)	386,070	—	—		386,070
Shareholder servicing fee (Class A Shares)	14,354	—	(14,354	)(b)	—
Shareholder servicing fee (Investor Select Shares)	—	—	14,349	(a)(c)	14,349
Shareholder servicing fee (Institutional Service Shares)	—	702,823	—		702,823
Shareholder servicing fee (Investor Shares)	—	465,504	—		465,504
Shareholder servicing fee (Investor Service Shares)	—	371,082	—		371,082
Shareholder servicing fee (Retail Shares)	—	108,439	—		108,439
Distribution fee (Fiduciary Shares/Fiduciary Shares)	—	—	154,184	(a)(b)	154,184
Distribution fee (Class A Shares)	14,354	—	(14,354	)(c)	—
Distribution fee (Class S Shares)	—	—	—	(c)	—
Distribution fee (Investor Select Shares)	—	—	20,089	(a)(c)	20,089
Distribution fee (Investor Shares)	—	372,404	—		372,404
Distribution fee (Investor Service Shares)	—	667,949	—		667,949
Distribution fee (Retail Shares)	—	281,945	—		281,945
Custodian expenses	10,011	75,451	(8,969	)(d)	76,493
Shareholder servicing and related shareholder expenses*	41,092	488,946	41,747	(a)(d)	571,785
Legal, compliance and filing fees	42,943	104,946	300	(d)	148,189
Audit and accounting	29,930	188,638	(27,212	)(d)(e)	191,356
Trustees’ fees and expenses	12,913	124,817	(12,913	)(d)	124,817
Other expenses	49,138	34,195	(44,665	)(d)	38,668

Total expenses	1,320,641	6,391,483	(343,006)		7,369,118

Less: Waivers and reimbursements
Investment management fee	(472,710)	(633,108)	571,224	(f)	(534,594)
Administration fee	(228,547)	(555,298)	(2,323	)(f)	(786,168)
Shareholder servicing fee (Fiduciary Shares/Fiduciary Shares)	(386,070)	—	—		(386,070)
Shareholder servicing fee (Class A Shares)	(14,354)	—	14,354	(c)	—
Shareholder servicing fee (Investor Select Shares)	—	—	(14,349	)(c)(f)	(14,349)
Shareholder servicing fee (Institutional Service Shares)	—	(702,823)	—		(702,823)
Shareholder servicing fee (Investor Shares)	—	(465,504)	—		(465,504)
Shareholder servicing fee (Investor Service Shares)	—	(371,082)	—		(371,082)

See Notes to Pro Forma Financial Statements

B3B-5

HighMark Treasury Plus Money Market Fund/Daily Income Fund U.S. Treasury Portfolio

Pro Forma Combined Statements of Operations

For the twelve months September 30, 2012 (Unaudited)

	Acquired Fund	Acquiring Fund
	HighMark Treasury Plus Money Market Fund	Daily Income Fund U.S. Treasury Portfolio	Pro Forma Adjustments		Pro Forma Combined
Shareholder servicing fee (Retail Shares)	—	(108,439)	—		(108,439)
Distribution fee (Fiduciary Shares/Fiduciary Shares)	—	—	(154,184	)(b)(f)	(154,184)
Distribution fee (Class A Shares)	(14,354)	—	14,354	(c)	—
Distribution fee (Class S Shares)	—	—	—	(c)	—
Distribution fee (Investor Select Shares)	—	—	(20,089	)(c)(f)	(20,089)
Distribution fee (Investor Shares)	—	(372,404)	—		(372,404)
Distribution fee (Investor Service Shares)	—	(667,949)	—		(667,949)
Distribution fee (Retail Shares)	—	(281,945)	—		(281,945)
Transfer agency fees (Fiduciary Shares)	—	—	(77,092	)(b)(f)	(77,092)
Transfer agency fees (Investor Select Shares)	—	—	(2,870	)(c)(f)	(2,870)
Transfer agency fees (Institutional Shares)	—	(150,185)	—		(150,185)
Transfer agency fees (Institutional Service Shares)	—	(56,214)	—		(56,214)
Transfer agency fees (Investor Shares)	—	(93,044)	—		(93,044)
Transfer agency fees (Investor Service Shares)	—	(74,160)	—		(74,160)
Transfer agency fees (Retail Shares)	—	(21,653)	—		(21,653)
Transfer agency fees (Pinnacle Shares**)	—	(731)	—		(731)

Total waivers and reimbursements	(1,116,035)	(4,554,539)	329,025		(5,341,549)

Net expenses	204,606	1,836,944	(13,981)		2,027,569

Net investment income	4,007	101,736	13,981		119,724
Realized Gain (Loss) on Investments
Net realized gain (loss) on investments	—	6,676	—		6,676

Increase in net assets from operations	$4,007	$108,412	$13,981		$126,400

(a)	Based on contract in effect for the surviving fund.
(b)	Fiduciary Shares of Acquired Fund are exchanged for new Fiduciary Shares of Acquiring Fund, to commence operations upon consummation of the merger.
(c)	Class A Shares and Class S Shares of Acquired Fund are exchanged for new Investor Select Shares of Acquiring Fund, to commence operations upon consummation of the merger.
(d)	Decrease due to the elimination of duplicative expenses achieved by merging the funds.
(e)	Increase in fees reflects bookeeping expenses paid to the Sub-Administrator.
(f)	Reflects the waivers to maintain a minimum yield in light of market conditions.
*	Includes class specific Transfer Agency Expenses of $77,092, $2,870, $150,185, $56,214, $93,044, $74,160, $21,653 and $731 for the Fiduciary, Investor Select, Institutional, Institutional Service, Investor, Investor Service, Retail and Pinnacle Shares of the Pro Forma Combined Fund respectively.
**	Pinnacle Shares of the U.S. Treasury Portfolio were fully liquidated on December 29, 2011.

See Notes to Pro Forma Financial Statements

B3B-6

HighMark Treasury Plus Money Market Fund

Daily Income Fund U.S. Treasury Portfolio

Notes to Pro Forma Combined Financial Statements (Unaudited)

September 30, 2012

1: Description of the Fund

Daily Income Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund is currently comprised of five managed portfolios of money market instruments: the Money Market Portfolio, the U.S. Treasury Portfolio, the U.S. Government Portfolio, the Municipal Portfolio and the RNT Natixis Liquid Prime Portfolio. The Fund has five core classes of stock authorized: Institutional, Institutional Service, Investor, Investor Service, and Retail shares. In addition to the core classes, the Money Market Portfolio includes the Fiduciary, Investor Select, Advantage and Xpress shares, the U.S. Treasury Portfolio includes the Fiduciary and Investor Select shares, the U.S. Government Portfolio includes the Fiduciary, Investor Select and Advantage shares, the Municipal Portfolio includes the Advantage shares, and the RNT Natixis Liquid Prime includes Treasurer shares and Liquidity shares.

2: Basis of Combination and Significant Accounting Policies

The accompanying unaudited pro forma financial statements are presented to show the effect of the proposed combination of HighMark Treasury Plus Money Market Fund (the “Acquired Fund”), a series of HighMark Funds, a Massachusetts business trust, by the Daily Income Fund U.S. Treasury Portfolio (the “Acquiring Fund”) as if such combination had taken place as of September 30, 2012. The unaudited pro forma combined Statement of Operations reflects the results of the combined fund for the twelve months ended September 30, 2012, as if the combination had taken place on October 1, 2011.

Under the terms of the Agreement and Plan of Reorganization (the “Plan”), the combination of the Acquired Fund and Acquiring Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The combination will be accomplished by an acquisition of the net assets of the Acquired Fund and the assumption of the Acquired Fund’s obligations (as defined in the Plan), in exchange for shares of the Acquiring Fund at net asset value. Following the combination, the Acquiring Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America (“GAAP”), the historical cost of investment securities will be carried forward to the Acquiring Fund and the results of operations for pre-combination periods of the Acquiring Fund will not be restated.

The accompanying pro forma financial statements should be read in conjunction with the historical financial statements of the Acquiring Fund and Acquired Fund, which have been incorporated by reference from their respective Statements of Additional Information.

The following is a summary of significant accounting policies followed by the Acquiring Fund in the preparation of its financial statements. The policies are in accordance with GAAP. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A: Valuation of Securities

Investments are recorded on the basis of amortized cost, which approximates value, as permitted by Rule 2a-7 under the 1940 Act. Under the method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

B3B-7

Under the provisions of GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – prices are determined using quoted prices in an active market for identical assets.

Level 2 – prices are determined using significant observable inputs. Observable inputs are inputs that the other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the year), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

The following table summarizes the inputs used to value investments held by the Acquired Fund and Acquiring Fund as of September 30, 2012:

Valuation Inputs	Acquired Fund	Acquiring Fund	Pro Forma Combined
Level 1	$—	$—	$—
Level 2	93,869,227	1,321,238,658	$1,415,107,885
Level 3	—	—	—

Total	$93,869,227	$1,321,238,658	$1,415,107,885

B: Shares of Beneficial Interest

The pro forma net asset value per share assumes the issuance of shares of the Acquiring Fund that would have been issued at September 30, 2012, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of the Acquired Fund, as of September 30, 2012, divided by the net asset value per share of the shares of the Acquiring Fund as of September 30, 2012. The pro forma number of shares outstanding, by class, for the combined fund consists of the following at September 30, 2012:

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued in Reorganization	Total Outstanding Shares Post- Combination
Fiduciary Shares	—	89,702,537	89,702,537
Investor Select Shares	—	4,139,871	4,139,871
Institutional Shares	675,081,715	—	675,081,715
Institutional Service Shares	258,981,130	—	258,981,130
Investor Shares	162,245,450	—	162,245,450
Investor Service Shares	155,509,127	—	155,509,127
Retail Shares	71,394,589	—	71,394,589

B3B-8

C: Federal Income Taxes

Each fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the combination, the Acquiring Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, federal income taxes.

D: Waivers and Reimbursements

For two years from the date of the closing of the reorganization, the Acquiring Fund’s investment adviser and distributor have agreed to contractual expense limitations so that the expense cap of the Fiduciary Class and Investor Select Class shares of the Acquiring Fund will be 0.50% and 0.75% of the average daily net assets of Fiduciary Class and Investor Select Class, respectively. In addition, for two years from the date of the closing of the reorganization, the Acquiring Fund’s investment adviser and distributor have contractually agreed to waive fees and / or reimburse expenses in order to maintain a minimum yield of 0.01% for the Fiduciary Class and Investor Select Class shares of the Acquiring Fund so long as the Acquiring Fund’s gross yield is greater than 0.12%.

E: Costs of the Reorganizations

The expenses incurred in connection with the 4 reorganizations will be borne by the Acquired Fund’s investment adviser and the Acquiring Fund’s investment adviser, and are anticipated to be approximately $1,162,500.

B3B-9

HighMark 100% U.S. Treasury Money Market Fund/HighMark Treasury Plus Money Market Fund/Daily Income Fund U.S. Treasury Portfolio

Pro Forma Combined Schedule of Investments*

As of September 30, 2012 (Unaudited)

HighMark 100% U.S. Treasury Money Market Fund	HighMark 100% U.S. Treasury Money Market Fund	HighMark Treasury Plus Money Market Fund	HighMark Treasury Plus Money Market Fund	Daily Income Fund U.S. Treasury Portfolio	Daily Income Fund U.S. Treasury Portfolio		Combined Pro Forma	Combined Pro Forma
Par Amount ($)	Value ($)	Par Amount ($)	Value ($)	Par Amount ($)	Value ($)	Security Description	Par Amount ($)	Value ($)
						Repurchase Agreements (50.64%)
		20,000,000	20,000,000			Barclays Capital, 0.20%, dated 09/28/12, due 10/01/12, repurchase proceeds at maturity $20,000,333, Collateralized by U.S. Treasury Notes	20,000,000	20,000,000
				150,000,000	150,000,000	BNP Paribas Securities Corp., 0.18%, dated 09/28/12, due 10/01/12 repurchase proceeds at maturity $150,002,250, Collateralized by GNMA	150,000,000	150,000,000
				175,000,000	175,000,000	BNY Mellon Capital Market, LLC, 0.21%, dated 09/28/12, due 10/01/12, repurchase proceeds at maturity $175,003,063, Collateralized by GNMA	175,000,000	175,000,000
		20,000,000	20,000,000			Credit Suisse Securities(USA) LLC, 0.20%, dated 09/28/12, due 10/01/12, repurchase proceeds at maturity $20,000,333, Collateralized by U.S. Treasury Notes	20,000,000	20,000,000
		14,872,495	14,872,495			Deutsche Bank Securities, 0.15%, dated 09/28/12, due 10/01/12, repurchase proceeds at maturity $15,000,186, Collateralized by U.S. Treasury Notes	14,872,495	14,872,495
				140,000,000	140,000,000	Goldman Sachs O/N Repo, 0.19%, 10/01/12 Goldman, Sachs & Co., 0.19%, dated 09/28/12, due 10/01/12, repurchase proceeds at maturity $140,002,217, Collateralized by GNMA	140,000,000	140,000,000
				295,000,000	295,000,000	J. P. Morgan Securities LLC., 0.19%, dated 09/28/12, due 10/01/12, repurchase proceeds at maturity $295,004,671, Collateralized by GNMA	295,000,000	295,000,000
				293,000,000	293,000,000	Merrill Lynch, Pierce, Fenner & Smith Inc., 0.19%, dated 09/28/12, due 10/01/12, repurchase proceeds at maturity $293,004,639, Collateralized by GNMA	293,000,000	293,000,000

		54,872,495	54,872,495	1,053,000,000	1,053,000,000	Total Repurchase Agreements	1,107,872,495	1,107,872,495

						U.S. Government Agency Securities (0.55%)
		5,000,000	5,000,000			Federal Farm Credit Bank, 0.22%, 11/27/12	5,000,000	5,000,000
		7,000,000	6,998,164			Federal National Mortgage Association, 0.22%, 08/12/13	7,000,000	6,998,164

		12,000,000	11,998,164			Total U.S. Government Agency Securities	12,000,000	11,998,164

See Notes to Pro Forma Financial Statements

B3C-1

HighMark 100% U.S. Treasury Money Market Fund/HighMark Treasury Plus Money Market Fund/Daily Income Fund U.S. Treasury Portfolio

Pro Forma Combined Schedule of Investments*

As of September 30, 2012 (Unaudited)

HighMark 100% U.S. Treasury Money Market Fund	HighMark 100% U.S. Treasury Money Market Fund	HighMark Treasury Plus Money Market Fund	HighMark Treasury Plus Money Market Fund	Daily Income Fund U.S. Treasury Portfolio	Daily Income Fund U.S. Treasury Portfolio		Combined Pro Forma	Combined Pro Forma
Par Amount ($)	Value ($)	Par Amount ($)	Value ($)	Par Amount ($)	Value ($)	Security Description	Par Amount ($)	Value ($)
						U.S. Government Guaranteed Obligations (0.32%)
		7,000,000	6,999,650			Straight-A-Funding LLC, Series 1, Federal Financial Bank Liquidity Loan, U.S. Government Guaranteed 0.18%, 10/16/12	7,000,000	6,999,650

		7,000,000	6,999,650			Total U.S. Government Guaranteed Obligations	7,000,000	6,999,650

						U.S. Treasury Obligations (48.40%)
160,809,000	160,802,394					U.S. Treasury Bill, 0.09%, 10/18/12	160,809,000	160,802,394
		10,000,000	9,999,551			U.S. Treasury Bill, 0.10%, 10/18/12	10,000,000	9,999,551
184,721,000	184,714,005					U.S. Treasury Bill, 0.06%, 10/25/12	184,721,000	184,714,005
		10,000,000	9,999,367			U.S. Treasury Bill, 0.10%, 10/25/12	10,000,000	9,999,367
50,000,000	49,999,562					U.S. Treasury Bill, 0.11%, 10/04/12	50,000,000	49,999,562
75,000,000	74,992,896					U.S. Treasury Bill, 0.11%, 11/01/12	75,000,000	74,992,896
50,000,000	49,992,271					U.S. Treasury Bill, 0.11%, 11/23/12	50,000,000	49,992,271
75,000,000	74,987,094					U.S. Treasury Bill, 0.11%, 11/29/12	75,000,000	74,987,094
100,000,000	99,976,667					U.S. Treasury Bill, 0.11%, 12/20/12	100,000,000	99,976,667
75,000,000	74,980,062					U.S. Treasury Bill, 0.11%, 12/27/12	75,000,000	74,980,062
				50,000,000	50,074,746	U.S. Treasury Note, 0.18%, 01/31/13	50,000,000	50,074,746
				50,000,000	50,528,495	U.S. Treasury Note, 0.21%, 02/28/13	50,000,000	50,528,495
				50,000,000	50,422,113	U.S. Treasury Note, 0.19%, 04/15/13	50,000,000	50,422,113
				50,000,000	50,319,610	U.S. Treasury Note, 0.19%, 07/15/13	50,000,000	50,319,610
				65,000,000	66,893,694	U.S. Treasury Note, 0.21%, 09/30/13	65,000,000	66,893,694

770,530,000	770,444,951	20,000,000	19,998,918	265,000,000	268,238,658	Total U.S. Treasury Obligations	1,055,530,000	1,058,682,527

	770,444,951		93,869,227		1,321,238,658	Total Investments (99.91%)		2,185,552,836
						Cost $770,444,951, $93,869,227, $1,321,238,658 and $2,185,552,836 respectively†)
	(38,739)		(26,777)		2,001,380	Cash and other assets, net of liablities (0.09%)		1,935,864

	$770,406,212		$93,842,450		$1,323,240,038	Net assets (100%)		$2,187,488,700

*	All securities of the Acquired Fund would comply with the investment restrictions and compliance guidelines of the Acquiring Fund.
†	Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

See Notes to Pro Forma Financial Statements

B3C-2

HighMark 100% U.S. Treasury Money Market Fund/HighMark Treasury Plus Money Market Fund/Daily Income Fund U.S. Treasury Portfolio

Pro Forma Combined Schedule of Investments*

As of September 30, 2012 (Unaudited)

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (Unaudited)

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$1,542,385,188	70.57%
31 through 60 Days	199,972,261	9.15
61 through 90 Days	174,956,729	8.01
91 through 120 Days	0	0.00
121 through 180 Days	100,603,242	4.60
180 through 397 Days	167,635,416	7.67

Total	$2,185,552,836	100.00%

See Notes to Pro Forma Financial Statements

B3C-3

HighMark 100% U.S. Treasury Money Market Fund/HighMark Treasury Plus Money Market Fund/Daily Income Fund U.S. Treasury Portfolio

Pro Forma Combined Statements of Assets and Liabilities

As of September 30, 2012 (Unaudited)

	Acquired Fund	Acquired Fund	Acquiring Fund
	HighMark 100% U.S. Treasury Money Market Fund	HighMark Treasury Plus Money Market Fund	Daily Income Fund U.S. Treasury Portfolio	Pro Forma Adjustments		Pro Forma Combined
Assets
Investments in securities, at amortized cost	$770,444,951	$38,996,732	$268,238,658	$—		$1,077,680,341
Repurchase agreements	—	54,872,495	1,053,000,000	—		1,107,872,495
Cash	570	—	553,704	—		554,274
Receivable for shares sold	38,319	384	—	—		38,703
Accrued interest receivable	—	1,778	1,718,451	—		1,720,229
Deferred compensation	85,986	10,570	—	(96,556	)(a)	—
Prepaid expenses	14,643	2,284	58,552	—		75,479

Total assets	770,584,469	93,884,243	1,323,569,365	(96,556)		2,187,941,521

Liabilities
Investment management fees payable	32,631	1,468	131,171	—		165,270
Administration fees payable	—	3,926	21,862	—		25,788
Transfer agency fees payable	9,950	2,943	—	—		12,893
Deferred compensation payable	85,986	10,570	—	(96,556	)(a)	—
Accrued expenses	48,105	22,615	171,327	—		242,047
Dividends payable	1,585	271	4,967	—		6,823

Total liabilities	178,257	41,793	329,327	(96,556)		452,821

Net assets	$770,406,212	$93,842,450	$1,323,240,038	$—		$2,187,488,700

Source of Net Assets
Net capital paid in on shares of capital stock	$770,485,204	$93,842,233	$1,323,233,362	$—		$2,187,560,799
Undistributed net investment income	—	217	—	—		217
Accumulated net realized gain (loss)	(78,992)	—	6,676	—		(72,316)

Net assets	$770,406,212	$93,842,450	$1,323,240,038	$—		$2,187,488,700

Net Assets
Fiduciary Shares/Fiduciary Shares (b)	$512,672,031	$89,702,578	N/A	$—		$602,374,609	(d)
Class A Shares (c)	176,290,158	4,139,772	N/A	(180,429,930)		—
Class S Shares (c)	81,444,023	100	N/A	(81,444,123)		—
Investor Select Shares (c)	N/A	N/A	—	261,874,053		261,874,053	(d)
Institutional Shares	N/A	N/A	$675,096,014	—		675,096,014	(d)
Institutional Service Shares	N/A	N/A	258,986,616	—		258,986,616	(d)
Investor Shares	N/A	N/A	162,248,886	—		162,248,886	(d)
Investor Service Shares	N/A	N/A	155,512,421	—		155,512,421	(d)
Retail Class Shares	N/A	N/A	71,396,101	—		71,396,101	(d)

Total net assets	$770,406,212	$93,842,450	$1,323,240,038	$—		$2,187,488,700

See Notes to Pro Forma Financial Statements

B3C-4

HighMark 100% U.S. Treasury Money Market Fund/HighMark Treasury Plus Money Market Fund/Daily Income Fund U.S. Treasury Portfolio

Pro Forma Combined Statements of Assets and Liabilities

As of September 30, 2012 (Unaudited)

	Acquired Fund	Acquired Fund	Acquiring Fund
	HighMark 100% U.S. Treasury Money Market Fund	HighMark Treasury Plus Money Market Fund	Daily Income Fund U.S. Treasury Portfolio	Pro Forma Adjustments	Pro Forma Combined
Shares Outstanding
Fiduciary Shares/Fiduciary Shares (b)	512,772,419	89,702,537	N/A	—	602,474,956
Class A Shares (c)	176,336,929	4,139,771	N/A	(180,476,700)	—
Class S Shares (c)	81,464,865	100	N/A	(81,464,965)	—
Investor Select Shares (c)	N/A	N/A	—	261,941,665	261,941,665
Institutional Shares	N/A	N/A	675,081,715	—	675,081,715
Institutional Service Shares	N/A	N/A	258,981,130	—	258,981,130
Investor Shares	N/A	N/A	162,245,450	—	162,245,450
Investor Service Shares	N/A	N/A	155,509,127	—	155,509,127
Retail Class Shares	N/A	N/A	71,394,589	—	71,394,589

Net Asset Value Per Share
Fiduciary Shares/Fiduciary Shares (b)	$1.00	$1.00	N/A		$1.00
Class A Shares (c)	$1.00	$1.00	N/A		N/A
Class S Shares (c)	$1.00	$1.00	N/A		N/A
Investor Select Shares (c)	N/A	N/A	N/A		$1.00
Institutional Shares	N/A	N/A	$1.00		$1.00
Institutional Service Shares	N/A	N/A	$1.00		$1.00
Investor Shares	N/A	N/A	$1.00		$1.00
Investor Service Shares	N/A	N/A	$1.00		$1.00
Retail Class Shares	N/A	N/A	$1.00		$1.00

(a)	Reflects the netting of deferred compensation and deferred compensation payable.
(b)	Fiduciary Shares of Acquired Fund are exchanged for new Fiduciary Shares of Acquiring Fund, to commence operations upon consummation of the merger.
(c)	Class A Shares and Class S Shares of Acquired Fund are exchanged for new Investor Select Shares of Acquiring Fund, to commence operations upon consummation of the merger.
(d)	Reflects total combined net assets due to the merger.

See Notes to Pro Forma Financial Statements

B3C-5

HighMark 100% U.S. Treasury Money Market Fund/HighMark Treasury Plus Money Market Fund/Daily Income Fund U.S. Treasury Portfolio

Pro Forma Combined Statements of Operations

For the twelve months September 30, 2012 (Unaudited)

	Acquired Fund	Acquired Fund	Acquiring Fund
	HighMark 100% U.S. Treasury Money Market Fund	HighMark Treasury Plus Money Market Fund	Daily Income Fund U.S. Treasury Portfolio	Pro Forma Adjustments		Pro Forma Combined
Investment Income
Income:
Interest	$351,596	$208,613	$1,938,680	$—		$2,498,889

Expenses:
Investment management fee	1,890,432	480,509	1,697,184	(1,425,176	)(a)	2,642,949
Administration fee	942,786	239,327	707,160	(788,044	)(a)	1,101,229
Shareholder servicing fee (Fiduciary Shares/Fiduciary Shares)	983,885	386,070	—	—		1,369,955
Shareholder servicing fee (Class A Shares)	338,704	14,354	—	(353,058	)(b)	—
Shareholder servicing fee (Investor Select Shares)	—	—	—	605,640	(a)(c)	605,640
Shareholder servicing fee (Institutional Service Shares)	—	—	702,823	—		702,823
Shareholder servicing fee (Investor Shares)	—	—	465,504	—		465,504
Shareholder servicing fee (Investor Service Shares)	—	—	371,082	—		371,082
Shareholder servicing fee (Retail Shares)	—	—	108,439	—		108,439
Distribution fee (Fiduciary Shares/Fiduciary Shares)	—	—	—	547,789	(a)(b)	547,789
Distribution fee (Class A Shares)	338,704	14,354	—	(353,058	)(c)	—
Distribution fee (Class S Shares)	556,097	—	—	(556,097	)(c)	—
Distribution fee (Investor Select Shares)	—	—	—	847,896	(a)(c)	847,896
Distribution fee (Investor Shares)	—	—	372,404	—		372,404
Distribution fee (Investor Service Shares)	—	—	667,949	—		667,949
Distribution fee (Retail Shares)	—	—	281,945	—		281,945
Custodian expenses	39,384	10,011	75,451	(35,349	)(d)	89,497
Shareholder servicing and related shareholder expenses*	110,468	41,092	488,946	275,419	(a)(d)	915,925
Legal, compliance and filing fees	103,239	42,943	104,946	(72,522	)(d)	178,606
Audit and accounting	31,744	29,930	188,638	(24,450	)(d)(e)	225,862
Trustees’ fees and expenses	34,284	12,913	124,817	(34,715	)(d)	137,299
Other expenses	38,885	49,138	34,195	(83,550	)(d)	38,668

Total expenses	5,408,612	1,320,641	6,391,483	(1,449,275)		11,671,461

Less: Waivers and reimbursements
Investment management fee	(1,890,432)	(472,710)	(633,108)	1,906,034	(f)	(1,090,216)
Administration fee	(942,786)	(228,547)	(555,298)	625,402	(f)	(1,101,229)
Shareholder servicing fee (Fiduciary Shares/Fiduciary Shares)	(983,885)	(386,070)	—	—		(1,369,955)

See Notes to Pro Forma Financial Statements

B3C-6

HighMark 100% U.S. Treasury Money Market Fund/HighMark Treasury Plus Money Market Fund/Daily Income Fund U.S. Treasury Portfolio

Pro Forma Combined Statements of Operations

For the twelve months September 30, 2012 (Unaudited)

	Acquired Fund	Acquired Fund	Acquiring Fund
	HighMark 100% U.S. Treasury Money Market Fund	HighMark Treasury Plus Money Market Fund	Daily Income Fund U.S. Treasury Portfolio	Pro Forma Adjustments		Pro Forma Combined
Shareholder servicing fee (Class A Shares)	(338,704)	(14,354)	—	353,058	(c)	—
Shareholder servicing fee (Investor Select Shares)	—	—	—	(605,640	)(c)(f)	(605,640)
Shareholder servicing fee (Institutional Service Shares)	—	—	(702,823)	—		(702,823)
Shareholder servicing fee (Investor Shares)	—	—	(465,504)	—		(465,504)
Shareholder servicing fee (Investor Service Shares)	—	—	(371,082)	—		(371,082)
Shareholder servicing fee (Retail Shares)	—	—	(108,439)	—		(108,439)
Distribution fee (Fiduciary Shares/Fiduciary Shares)	—	—	—	(547,789	)(b)(f)	(547,789)
Distribution fee (Class A Shares)	(338,704)	(14,354)	—	353,058	(c)	—
Distribution fee (Class S Shares)	(556,097)	—	—	556,097	(c)	—
Distribution fee (Investor Select Shares)	—	—	—	(847,896	)(c)(f)	(847,896)
Distribution fee (Investor Shares)	—	—	(372,404)	—		(372,404)
Distribution fee (Investor Service Shares)	—	—	(667,949)	—		(667,949)
Distribution fee (Retail Shares)	—	—	(281,945)	—		(281,945)
Transfer agency fees (Fiduciary Shares)	—	—	—	(273,894	)(b)(f)	(273,894)
Transfer agency fees (Investor Select Shares)	—	—	—	(121,128	)(c)(f)	(121,128)
Transfer agency fees (Institutional Shares)	—	—	(150,185)	—		(150,185)
Transfer agency fees (Institutional Service Shares)	—	—	(56,214)	—		(56,214)
Transfer agency fees (Investor Shares)	—	—	(93,044)	—		(93,044)
Transfer agency fees (Investor Service Shares)	—	—	(74,160)	—		(74,160)
Transfer agency fees (Retail Shares)	—	—	(21,653)	—		(21,653)
Transfer agency fees (Pinnacle Shares**)	—	—	(731)	—		(731)
Reimbursement of expenses by Manager	(22,238)	—	—	22,238	(f)	—

Total waivers and reimbursements	(5,072,846)	(1,116,035)	(4,554,539)	1,419,540		(9,323,880)

Net expenses	335,766	204,606	1,836,944	(29,735)		2,347,581

Net investment income	15,830	4,007	101,736	29,735		151,308
Realized Gain (Loss) on Investments
Net realized gain (loss) on investments	2,629	—	6,676	—		9,305

Increase in net assets from operations	$18,459	$4,007	$108,412	$29,735		$160,613

See Notes to Pro Forma Financial Statements

B3C-7

HighMark 100% U.S. Treasury Money Market Fund/HighMark Treasury Plus Money Market Fund/Daily Income Fund U.S. Treasury Portfolio

Pro Forma Combined Statements of Operations

For the twelve months September 30, 2012 (Unaudited)

(a)	Based on contract in effect for the surviving fund.
(b)	Fiduciary Shares of Acquired Fund are exchanged for new Fiduciary Shares of Acquiring Fund, to commence operations upon consummation of the merger.
(c)	Class A Shares and Class S Shares of Acquired Fund are exchanged for new Investor Select Shares of Acquiring Fund, to commence operations upon consummation of the merger.
(d)	Decrease due to the elimination of duplicative expenses achieved by merging the funds.
(e)	Increase in fees reflects bookeeping expenses paid to the Sub-Administrator.
(f)	Reflects the waivers to maintain a minimum yield in light of market conditions.
*	Includes class specific Transfer Agency Expenses of $273,894, $121,128, $150,185, $56,214, $93,044, $74,160, $21,653 and $731 for the Fiduciary, Investor Select, Institutional, Institutional Service, Investor, Investor Service, Retail and Pinnacle Shares of the Pro Forma Combined Fund respectively.
**	Pinnacle Shares of the U.S. Treasury Portfolio were fully liquidated on December 29, 2011.

See Notes to Pro Forma Financial Statements

B3C-8

HighMark 100% U.S. Treasury Money Market Fund

HighMark Treasury Plus Money Market Fund

Daily Income Fund U.S. Treasury Portfolio

Notes to Pro Forma Combined Financial Statements (Unaudited)

September 30, 2012

1: Description of the Fund

Daily Income Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund is currently comprised of five managed portfolios of money market instruments: the Money Market Portfolio, the U.S. Treasury Portfolio, the U.S. Government Portfolio, the Municipal Portfolio and the RNT Natixis Liquid Prime Portfolio. The Fund has five core classes of stock authorized: Institutional, Institutional Service, Investor, Investor Service, and Retail shares. In addition to the core classes, the Money Market Portfolio includes the Fiduciary, Investor Select, Advantage and Xpress shares, the U.S. Treasury Portfolio includes the Fiduciary and Investor Select shares, the U.S. Government Portfolio includes the Fiduciary, Investor Select and Advantage shares, the Municipal Portfolio includes the Advantage shares, and the RNT Natixis Liquid Prime includes Treasurer shares and Liquidity shares.

2: Basis of Combination and Significant Accounting Policies

The accompanying unaudited pro forma financial statements are presented to show the effect of the proposed combination of HighMark U.S. Treasury Money Market Fund and HighMark Treasury Plus Money Market Fund (the “Acquired Funds”), each a series of HighMark Funds, a Massachusetts business trust, by the Daily Income Fund U.S. Treasury Portfolio (the “Acquiring Fund”) as if such combination had taken place as of September 30, 2012. The unaudited pro forma combined Statement of Operations reflects the results of the combined fund for the twelve months ended September 30, 2012, as if the combination had taken place on October 1, 2011.

Under the terms of the Agreement and Plan of Reorganization (the “Plan”), the combination of the Acquired Funds and Acquiring Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The combination will be accomplished by an acquisition of the net assets of the Acquired Funds and the assumption of the Acquired Funds’ obligations (as defined in the Plan), in exchange for shares of the Acquiring Fund at net asset value. Following the combination, the Acquiring Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America (“GAAP”), the historical cost of investment securities will be carried forward to the Acquiring Fund and the results of operations for pre-combination periods of the Acquiring Fund will not be restated.

The accompanying pro forma financial statements should be read in conjunction with the historical financial statements of the Acquiring Fund and Acquired Funds, which have been incorporated by reference from their respective Statements of Additional Information.

The following is a summary of significant accounting policies followed by the Acquiring Fund in the preparation of its financial statements. The policies are in accordance with GAAP. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A: Valuation of Securities

Investments are recorded on the basis of amortized cost, which approximates value, as permitted by Rule 2a-7 under the 1940 Act. Under the method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

B3C-9

Under the provisions of GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – prices are determined using quoted prices in an active market for identical assets.

Level 2 – prices are determined using significant observable inputs. Observable inputs are inputs that the other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the year), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

The following table summarizes the inputs used to value investments held by the Acquired Funds and Acquiring Fund as of September 30, 2012:

Valuation Inputs	Acquired Fund (HighMark 100% U.S. Treasury Money Market Fund)	Acquired Fund (HighMark Treasury Plus Money Market Fund)	Acquiring Fund	Pro Forma Combined
Level 1	$—	$—	$—	$—
Level 2	770,444,951	93,869,227	1,321,238,658	$2,185,552,836
Level 3	—	—	—	$—

Total	$770,444,951	$93,869,227	$1,321,238,658	$2,185,552,836

B: Shares of Beneficial Interest

The pro forma net asset value per share assumes the issuance of shares of the Acquiring Fund that would have been issued at September 30, 2012, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of the Acquired Funds, as of September 30, 2012,

B3C-10

divided by the net asset value per share of the shares of the Acquiring Fund as of September 30, 2012. The pro forma number of shares outstanding, by class, for the combined fund consists of the following at September 30, 2012:

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued in Reorganization	Total Outstanding Shares Post-Combination
Fiduciary Shares	—	602,474,956	602,474,956
Investor Select Shares	—	261,941,665	261,941,665
Institutional Shares	675,081,715	—	675,081,715
Institutional Service Shares	258,981,130	—	258,981,130
Investor Shares	162,245,450	—	162,245,450
Investor Service Shares	155,509,127	—	155,509,127
Retail Shares	71,394,589	—	71,394,589

C: Federal Income Taxes

Each fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the combination, the Acquiring Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, federal income taxes.

D: Waivers and Reimbursements

For two years from the date of the closing of the reorganization, the Acquiring Fund’s investment adviser and distributor have agreed to contractual expense limitations so that the expense cap of the Fiduciary Class and Investor Select Class shares of the Acquiring Fund will be 0.50% and 0.75% of the average daily net assets of Fiduciary Class and Investor Select Class, respectively. In addition, for two years from the date of the closing of the reorganization, the Acquiring Fund’s investment adviser and distributor have contractually agreed to waive fees and / or reimburse expenses in order to maintain a minimum yield of 0.01% for the Fiduciary Class and Investor Select Class shares of the Acquiring Fund so long as the Acquiring Fund’s gross yield is greater than 0.12%.

E: Costs of the Reorganizations

The expenses incurred in connection with the 4 reorganizations will be borne by the Acquired Fund’s investment adviser and the Acquiring Fund’s investment adviser, and are anticipated to be approximately $1,162,500.

B3C-11

HighMark Diversified Money Market Fund/Daily Income Fund Money Market Portfolio

Pro Forma Combined Schedule of Investments*

As of September 30, 2012 (Unaudited)

HighMark Diversified Money Market Fund	HighMark Diversified Money Market Fund	Daily Income Fund Money Market Portfolio	Daily Income Fund Money Market Portfolio		Combined Pro Forma	Combined Pro Forma
Face Amount ($)	Value ($)	Face Amount ($)	Value ($)	Security Description	Face Amount ($)	Value ($)
				Asset Backed Commercial Paper (22.59%) (1)
		175,000,000	174,998,201	Anglesea Funding LLC, 0.37%, 10/02/12	175,000,000	174,998,201
44,030,000	44,030,000			Atlantic Asset Securitization LLC, 0.20%, 10/01/12	44,030,000	44,030,000
60,000,000	59,998,367			Autobahn Funding Co. LLC, 0.49%, 10/03/12	60,000,000	59,998,367
		175,000,000	174,998,444	Chesham Finance LLC, 0.32%, 10/02/12	175,000,000	174,998,444
		170,000,000	169,995,467	Ebury Finance LTD, 0.32%, 10/04/12	170,000,000	169,995,467
		170,000,000	169,995,467	Halkin Finance LLC, 0.32%, 10/04/12	170,000,000	169,995,467
55,000,000	54,975,938			Mont Blanc Capital Corp., 0.45%, 11/05/12	55,000,000	54,975,938
95,000,000	95,000,000			Mountcliff Funding LLC, 0.38%, 10/01/12	95,000,000	95,000,000
79,000,000	78,995,830			Regency Markets No 1 LLC, 0.19%, 10/11/12	79,000,000	78,995,830
24,946,000	24,945,445			Regency Markets No 1 LLC, 0.20%, 10/05/12	24,946,000	24,945,445
95,000,000	95,000,000			Silver Tower Funding, 0.65%, 10/01/12	95,000,000	95,000,000
30,000,000	29,999,500			Sydney Capital Corp, 0.30%, 10/03/12	30,000,000	29,999,500
35,000,000	34,978,417			Sydney Capital Corp, 0.30%, 12/14/12	35,000,000	34,978,417
62,299,000	62,297,235			White Point FDG Inc, 0.51%, 10/03/12	62,299,000	62,297,235

580,275,000	580,220,732	690,000,000	689,987,579	Total Asset Backed Commercial Paper	1,270,275,000	1,270,208,311

				Certificates of Deposit (28.30%)
		15,000,000	15,000,000	Australia and New Zealand Banking Group LTD, 0.37%, 02/11/13	15,000,000	15,000,000
		100,000,000	100,000,000	Bank of Nova Scotia, 0.30%, 06/26/13	100,000,000	100,000,000
70,000,000	70,000,000			Bank of Nova Scotia, 0.48%, 01/04/13	70,000,000	70,000,000
		150,000,000	150,000,000	Bank of Tokyo-Mitsubishi, UFJ LTD, 0.50%, 02/22/13	150,000,000	150,000,000
60,000,000	60,000,000			Canadian Imperial Bank of Commerce, 0.44%, 08/29/13	60,000,000	60,000,000
100,000,000	100,000,000			Deutsche Bank AG, 0.10%, 10/01/12	100,000,000	100,000,000
60,000,000	60,000,000			Mizuho Corporate Bank LTD, 0.38%, 12/20/12	60,000,000	60,000,000
		165,000,000	165,000,000	Mizuho Corporate Bank LTD, 0.49%, 02/11/13	165,000,000	165,000,000
		100,000,000	100,000,000	National Australia Bank LTD, 0.34%, 01/18/13 (2)	100,000,000	100,000,000
50,000,000	50,000,000			National Bank of Canada NY, 0.51%, 08/16/13	50,000,000	50,000,000
60,000,000	60,000,000			Norinchukin Bank, 0.40%, 10/10/12	60,000,000	60,000,000
		165,000,000	165,000,000	Norinchukin Bank, 0.49%, 03/01/13	165,000,000	165,000,000
		60,000,000	60,000,208	Oversea-Chinese Banking Corporation LTD, 0.25%, 10/26/12	60,000,000	60,000,208
		150,000,000	150,000,000	Societe Generale S.A., 0.37%, 11/01/12	150,000,000	150,000,000
		100,000,000	100,000,000	Sumitomo Mitsui Banking Corp., 0.37%, 01/25/13	100,000,000	100,000,000
		65,000,000	65,000,000	Sumitomo Mitsui Banking Corp., 0.43%, 03/12/13	65,000,000	65,000,000
61,000,000	61,000,000			Sumitomo Mitsui Banking Corp., 0.50%, 06/19/13	61,000,000	61,000,000
60,000,000	60,000,000			Toronto-Dominion Bank, 0.31%, 05/28/13	60,000,000	60,000,000

521,000,000	521,000,000	1,070,000,000	1,070,000,208	Total Certificates of Deposit	1,591,000,000	1,591,000,208

See Notes to Pro Forma Financial Statements

B3D-1

HighMark Diversified Money Market Fund/Daily Income Fund Money Market Portfolio

Pro Forma Combined Schedule of Investments*

As of September 30, 2012 (Unaudited)

HighMark Diversified Money Market Fund	HighMark Diversified Money Market Fund	Daily Income Fund Money Market Portfolio	Daily Income Fund Money Market Portfolio		Combined Pro Forma	Combined Pro Forma
Face Amount ($)	Value ($)	Face Amount ($)	Value ($)	Security Description	Face Amount ($)	Value ($)
				Commercial Paper (0.80%)
		45,000,000	44,944,175	Private Export Funding Corporation, 0.29%, 03/04/13	45,000,000	44,944,175

		45,000,000	44,944,175	Total Commercial Paper	45,000,000	44,944,175

				Floating Rate Securities (9.43%)
		75,000,000	75,000,000	Bank of Nova Scotia, 0.44%, 08/02/13 (3)	75,000,000	75,000,000
		55,250,000	55,251,440	Canadian Imperial Bank of Commerce, 0.38%, 04/12/13 (4)	55,250,000	55,251,440
		40,000,000	40,002,922	Canadian Imperial Bank of Commerce, 0.46%, 08/29/13 (5)	40,000,000	40,002,922
		100,000,000	100,000,000	Bank of Montreal, 0.38%, 09/26/13 (6)	100,000,000	100,000,000
		150,000,000	150,000,000	Toronto-Dominion Bank, 0.34%, 04/19/13 (7)	150,000,000	150,000,000
		110,000,000	110,000,000	Wells Fargo Bank, N.A., 0.43%, 11/20/13 (8)	110,000,000	110,000,000

		530,250,000	530,254,362	Total Floating Rate Securities	530,250,000	530,254,362

				U.S. Government Agency Obligation (0.45%)
25,000,000	24,993,443			Federal National Mortgage Association, 0.22%, 08/12/13	25,000,000	24,993,443

25,000,000	24,993,443			Total U.S. Government Agency Obligation	25,000,000	24,993,443

				Loan Participations (3.02%)
		55,000,000	55,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent, 0.35%, 10/09/12	55,000,000	55,000,000
		25,000,000	25,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent, 0.30%, 10/12/12	25,000,000	25,000,000
		40,000,000	40,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent, 0.30%, 10/18/12	40,000,000	40,000,000
		50,000,000	50,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent, 0.30%, 10/25/12	50,000,000	50,000,000

		170,000,000	170,000,000	Total Loan Participations	170,000,000	170,000,000

				Other Notes (3.32%)
70,000,000	70,000,000			Bank Of Montreal, Chicago, 0.81%, 10/04/13	70,000,000	70,000,000
66,500,000	66,500,000			Toyota Motor Credit Corp, 0.61%, 04/03/13	66,500,000	66,500,000
50,000,000	50,000,000			Westpac Banking Corp, 0.38%, 05/03/13	50,000,000	50,000,000

186,500,000	186,500,000			Total Other Notes	186,500,000	186,500,000

				Registered Investment Company (1.69%)
95,000,000	95,000,000			Fidelity Institutional Money Market Portfolio	95,000,000	95,000,000

95,000,000	95,000,000			Total Registered Investment Company	95,000,000	95,000,000

See Notes to Pro Forma Financial Statements

B3D-2

HighMark Diversified Money Market Fund/Daily Income Fund Money Market Portfolio

Pro Forma Combined Schedule of Investments*

As of September 30, 2012 (Unaudited)

HighMark Diversified Money Market Fund	HighMark Diversified Money Market Fund	Daily Income Fund Money Market Portfolio	Daily Income Fund Money Market Portfolio		Combined Pro Forma	Combined Pro Forma
Face Amount ($)	Value ($)	Face Amount ($)	Value ($)	Security Description	Face Amount ($)	Value ($)
				Repurchase Agreements (19.60%)
35,000,000	35,000,000			Barclays Capital Inc.,0.20%, dated 09/28/12, due 10/01/12, repurchase proceeds at maturity $35,000,583, Collateralized by UST	35,000,000	35,000,000
		38,000,000	38,000,000	BNY Mellon Capital Market, LLC, 0.21%, dated 09/28/12, due 10/01/12, repurchase proceeds at maturity $38,000,665, Collateralized by GNMA	38,000,000	38,000,000
		431,200,000	431,200,000	BNY Mellon Capital Market, LLC, 0.26%, dated 09/28/12, due 10/01/12, repurchase proceeds at maturity $431,209,343, Collateralized by FHLMC, FNMA	431,200,000	431,200,000
65,000,000	65,000,000			Credit Suisse Securities (USA), 0.20%, dated 09/28/12, due 10/01/12, repurchase proceeds at maturity $65,001,083, Collateralized by UST	65,000,000	65,000,000
182,879,378	182,879,378			Deutsche Bank Securities, 0.15%, dated 09/28/12, due 10/01/12, repurchase proceeds at maturity $182,881,664, Collateralized by UST	182,879,378	182,879,378
350,000,000	350,000,000			Merrill Lynch, Fenner Pierce & Smith, 0.15%, dated 09/28/12, due 10/01/12, repurchase proceeds at maturity $350,004,375, Collateralized by UST	350,000,000	350,000,000

632,879,378	632,879,378	469,200,000	469,200,000	Total Repurchase Agreements	1,102,079,378	1,102,079,378

				Time Deposit (8.40%)
		165,000,000	165,000,000	BNP Paribas S.A., 0.13%, 10/01/12	165,000,000	165,000,000
		157,000,000	157,000,000	Credit Agricole S.A., 0.23%, 10/01/12	157,000,000	157,000,000
		150,000,000	150,000,000	National Bank of Canada, 0.08%, 10/01/12	150,000,000	150,000,000

		472,000,000	472,000,000	Total Time Deposit	472,000,000	472,000,000

				U.S. Treasury Obligation (0.89%)
50,000,000	49,985,500			United States Treasury Bill, 0.12%, 12/27/12	50,000,000	49,985,500

50,000,000	49,985,500			Total U.S. Treasury Obligations	50,000,000	49,985,500

				Variable Rate Demand Instruments (1.52%) (9)
		350,000	350,000	Burke County, GA Development Authority IDRB – Series 2002, LOC JPMorgan Chase Bank, N.A., 0.30%, 01/01/13	350,000	350,000
		805,000	805,000	Central Michigan Inns, LLC – Series 2000A, LOC Wells Fargo Bank, N.A., 0.26%, 04/01/30	805,000	805,000
		2,480,000	2,480,000	Columbus, GA Development Authority RB – Series 2006, LOC Wells Fargo Bank, N.A., 0.26%, 02/01/26	2,480,000	2,480,000
		46,645,115	46,645,115	Federal Home Loan Mortgage Corporation Class A Certificates – Series M004, 0.24%, 01/15/42	46,645,115	46,645,115
		3,695,272	3,695,272	Federal Home Loan Mortgage Corporation Class A Certificates – Series M006, 0.24%, 10/15/45	3,695,272	3,695,272

See Notes to Pro Forma Financial Statements

B3D-3

HighMark Diversified Money Market Fund/Daily Income Fund Money Market Portfolio

Pro Forma Combined Schedule of Investments*

As of September 30, 2012 (Unaudited)

HighMark Diversified Money Market Fund	HighMark Diversified Money Market Fund	Daily Income Fund Money Market Portfolio	Daily Income Fund Money Market Portfolio		Combined Pro Forma	Combined Pro Forma
Face Amount ($)	Value ($)	Face Amount ($)	Value ($)	Security Description	Face Amount ($)	Value ($)
		2,605,000	2,605,000	Healtheum, LLC Series 2004, LOC Wells Fargo Bank, N.A., 0.25%, 11/01/29	2,605,000	2,605,000
		700,000	700,000	Kit Carson County, CO Agricultural Development RB – Series 1997, LOC Wells Fargo Bank, N.A., 0.21%, 06/01/27	700,000	700,000
		1,800,000	1,800,000	Lauren Company, LLC – Series 2003, LOC Wells Fargo Bank, N.A., 0.26%, 07/01/33	1,800,000	1,800,000
		2,500,000	2,500,000	Mississippi Business Finance Corporation IDRB – Series 2005, Guaranteed by FHLB, 0.30%, 07/01/20	2,500,000	2,500,000
		4,260,000	4,260,000	Montgomery County, PA MHRB – Series 2001A, Collateralized by FNMA, 0.23%, 08/15/31	4,260,000	4,260,000
		6,900,000	6,900,000	Olathe, KS IDRB – Series 1997B, LOC Svenska Handelsbanken, 0.45%, 03/01/27	6,900,000	6,900,000
		6,480,000	6,480,000	Rural Electric Cooperative Grantor Trust Certificates – Series 1997, LOC U.S. Government, 0.26%, 12/18/17	6,480,000	6,480,000
3,425,000	3,425,000			Washington State Housing Finance Commission, Multi-Family Housing, The Lodge at Eagle Ridge, Series B, RB, LOC FHLB 0.21%, 08/01/41	3,425,000	3,425,000
3,000,000	3,000,000			Winston Salem, NC, COP, 0.24%, 11/01/12 (10)	3,000,000	3,000,000

6,425,000	6,425,000	79,220,387	79,220,387	Total Variable Rate Demand Instruments	85,645,387	85,645,387

	2,097,004,053		3,525,606,711	Total Investments (100.01%)		5,622,610,764
				(cost $2,097,004,053, $3,525,606,711 and $5,622,610,764, respectively†)
	(331,914)		(259,322)	Liabilities in excess of cash and other assets (-0.01%)		(591,236)

	$2,096,672,139		$3,525,347,389	Net Assets (100.00%)		$5,622,019,528

*	All securities of the Acquired Fund would comply with the investment restrictions and compliance guidelines of the Acquiring Fund.
†	Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

FOOTNOTES:

(1)	Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at the time of this statement was $1,270,208,311, which represented 22.59% of the combined portfolio’s net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(2)	The Interest rate is adjusted monthly based upon one month LIBOR plus 0.12%.
(3)	The Interest rate is adjusted monthly based upon quarterly LIBOR flat.
(4)	The Interest rate is adjusted monthly based upon one month LIBOR plus 0.14%.
(5)	The Interest rate is adjusted monthly based upon quarterly LIBOR plus 0.05%
(6)	The Interest rate is adjusted monthly based upon quarterly LIBOR plus 0.01%

See Notes to Pro Forma Financial Statements

B3D-4

HighMark Diversified Money Market Fund/Daily Income Fund Money Market Portfolio

Pro Forma Combined Schedule of Investments*

As of September 30, 2012 (Unaudited)

(7)	The Interest rate is adjusted monthly based upon one month LIBOR plus 0.09%.
(8)	The Interest rate is adjusted monthly based upon quarterly LIBOR plus 0.05%
(9)	Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.
(10)	Security is escrowed to maturity in U.S. treasuries.

KEY:
COP	=	Certificates of Participation
FHLB	=	Federal Home Loan Bank
FHLMC	=	Federal Home Loan Mortgage Corporation
FNMA	=	Federal National Mortgage Association
GNMA	=	Government National Mortgage Association
IDRB	=	Industrial Development Revenue Bond
LOC	=	Letter of Credit
MHRB	=	Multi-Family Housing Revenue Bond
RB	=	Revenue Bond
UST	=	U.S. Treasury

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (Unaudited)

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$3,324,978,930	59.14%
31 through 60 Days	204,975,937	3.64
61 through 90 Days	144,963,917	2.58
91 through 120 Days	270,000,000	4.80
121 through 180 Days	604,944,175	10.76
180 through 397 Days	1,072,747,805	19.08

Total	$5,622,610,764	100.00%

See Notes to Pro Forma Financial Statements

B3D-5

HighMark Diversified Money Market Fund/Daily Income Fund Money Market Portfolio

Pro Forma Combined Statements of Assets and Liabilities

As of September 30, 2012 (Unaudited)

	Acquired Fund	Acquiring Fund
	HighMark Diversified Money Market Fund	Daily Income Fund Money Market Portfolio	Pro Forma Adjustments		Pro Forma Combined
Assets
Investments in securities, at amortized cost	$1,464,124,675	$3,056,406,711	$—		$4,520,531,386
Repurchase agreements	632,879,378	469,200,000	—		1,102,079,378
Cash	—	70,870	—		70,870
Receivable for shares sold	21,434	—	—		21,434
Accrued interest receivable	345,533	618,942	—		964,475
Deferred compensation	208,984	—	(208,984	)(a)	—
Prepaid expenses	23,507	296,715	—		320,222

Total assets	2,097,603,511	3,526,593,238	(208,984)		5,623,987,765

Liabilities
Investment management fees payable	194,231	363,829	—		558,060
Administration fees payable	251,732	90,957	—		342,689
Shareholder servicing/distribution fees payable	—	250,979	—		250,979
Transfer agency fees payable	31,381	54,185	—		85,566
Deferred compensation payable	208,984	—	(208,984	)(a)	—
Accrued expenses	211,472	470,874	—		682,346
Dividends payable	33,572	15,025	—		48,597

Total liabilities	931,372	1,245,849	(208,984)		1,968,237

Net assets	$2,096,672,139	$3,525,347,389	$—		$5,622,019,528

Source of Net Assets
Net capital paid in on shares of capital stock	$2,096,693,186	$3,526,322,198	$—		$5,623,015,384
Undistributed net investment income	—	—	—		—
Accumulated net realized gain (loss)	(21,047)	(974,809)	—		(995,856)

Net assets	$2,096,672,139	$3,525,347,389	$—		$5,622,019,528

Net Assets
Fiduciary Shares/Fiduciary Shares (b)	$1,668,533,756	N/A	$—		$1,668,533,756	(d)
Class A Shares (c)	319,574,106	N/A	(319,574,106)		—
Class S Shares (c)	108,564,277	N/A	(108,564,277)		—
Investor Select Shares (c)	N/A	—	428,138,383		428,138,383	(d)
Institutional Shares	N/A	$303,865,507	—		303,865,507	(d)
Institutional Service Shares	N/A	66,847,706	—		66,847,706	(d)
Investor Shares	N/A	172,571,344	—		172,571,344	(d)
Investor Service Shares	N/A	235,711,480	—		235,711,480	(d)
Retail Class Shares	N/A	870,238,308	—		870,238,308	(d)
Advantage Shares	N/A	1,626,230,744	—		1,626,230,744	(d)
Xpress Shares	N/A	249,882,300	—		249,882,300	(d)

Total net assets	$2,096,672,139	$3,525,347,389	$—		$5,622,019,528

Shares Outstanding
Fiduciary Shares/Fiduciary Shares (b)	1,668,553,992	N/A	—		1,668,553,992
Class A Shares (c)	319,574,531	N/A	(319,574,531)		—
Class S Shares (c)	108,564,776	N/A	(108,564,776)		—
Investor Select Shares (c)	N/A	—	428,139,307		428,139,307
Institutional Shares	N/A	303,944,913	—		303,944,913
Institutional Service Shares	N/A	66,865,175	—		66,865,175
Investor Shares	N/A	172,616,440	—		172,616,440
Investor Service Shares	N/A	235,773,076	—		235,773,076
Retail Class Shares	N/A	870,465,718	—		870,465,718
Advantage Shares	N/A	1,626,655,710	—		1,626,655,710
Xpress Shares	N/A	249,947,599	—		249,947,599

See Notes to Pro Forma Financial Statements

B3D-6

HighMark Diversified Money Market Fund/Daily Income Fund Money Market Portfolio

Pro Forma Combined Statements of Assets and Liabilities

As of September 30, 2012 (Unaudited)

	Acquired Fund	Acquiring Fund
	HighMark Diversified Money Market Fund	Daily Income Fund Money Market Portfolio	Pro Forma Adjustments	Pro Forma Combined

Net Asset Value Per Share
Fiduciary Shares/Fiduciary Shares (b)	$1.00	N/A		$1.00
Class A Shares (c)	$1.00	N/A		N/A
Class S Shares (c)	$1.00	N/A		N/A
Investor Select Shares (c)	N/A	N/A		$1.00
Institutional Shares	N/A	$1.00		$1.00
Institutional Service Shares	N/A	$1.00		$1.00
Investor Shares	N/A	$1.00		$1.00
Investor Service Shares	N/A	$1.00		$1.00
Retail Class Shares	N/A	$1.00		$1.00
Advantage Shares	N/A	$1.00		$1.00
Xpress Shares	N/A	$1.00		$1.00

(a)	Reflects the netting of deferred compensation and deferred compensation payable.
(b)	Fiduciary Shares of Acquired Fund are exchanged for new Fiduciary Shares of Acquiring Fund, to commence operations upon consummation of the merger.
(c)	Class A Shares and Class S Shares of Acquired Fund are exchanged for new Investor Select Shares of Acquiring Fund, to commence operations upon consummation of the merger.
(d)	Reflects total combined net assets due to the merger.

See Notes to Pro Forma Financial Statements

B3D-7

HighMark Diversified Money Market Fund/Daily Income Fund Money Market Portfolio

Pro Forma Combined Statements of Operations

For the twelve months September 30, 2012 (Unaudited)

	Acquired Fund	Acquiring Fund
	HighMark Diversified Money Market Fund	Daily Income Fund Money Market Portfolio	Pro Forma Adjustments		Pro Forma Combined
Investment Income
Income:
Interest	$8,350,781	$11,850,029	$—		$20,200,810

Expenses:
Investment management fee	6,783,535	4,474,620	(4,076,304	)(a)	7,181,851
Administration fee	3,399,164	1,864,424	(2,271,150	)(a)	2,992,438
Shareholder servicing fee (Fiduciary Shares/Fiduciary Shares)	4,511,059	—	—		4,511,059
Shareholder servicing fee (Class A Shares)	915,321	—	(915,321	)(c)	—
Shareholder servicing fee (Investor Select Shares)	—	—	1,141,397	(a)(c)	1,141,397
Shareholder servicing fee (Institutional Service Shares)	—	171,220	—		171,220
Shareholder servicing fee (Investor Shares)	—	430,074	—		430,074
Shareholder servicing fee (Investor Service Shares)	—	716,031	—		716,031
Shareholder servicing fee (Retail Shares)	—	2,027,724	—		2,027,724
Shareholder servicing fee (Advantage Shares)	—	4,006,018	—		4,006,018
Shareholder servicing fee (Xpress Shares)	—	667,663	—		667,663
Distribution fee (Fiduciary Shares/Fiduciary Shares)	—	—	1,804,410	(a)(b)	1,804,410
Distribution fee (Class A Shares)	915,321	—	(915,321	)(c)	—
Distribution fee (Class S Shares)	498,444	—	(498,444	)(c)	—
Distribution fee (Investor Select Shares)	—	—	1,597,956	(a)(c)	1,597,956
Distribution fee (Investor Shares)	—	344,059	—		344,059
Distribution fee (Investor Service Shares)	—	1,288,857	—		1,288,857
Distribution fee (Retail Shares)	—	5,272,084	—		5,272,084
Distribution fee (Advantage Shares)	—	12,018,054	—		12,018,054
Distribution fee (Xpress Shares)	—	2,002,991	—		2,002,991
Custodian expenses	141,324	159,772	(95,080	)(d)	206,016
Shareholder servicing and related shareholder expenses*	424,038	1,266,603	952,782	(a)(d)	2,643,423
Legal, compliance and filing fees	314,910	349,912	(13,732	)(d)	651,090
Audit and accounting	47,235	311,398	81,326	(e)	439,959
Trustees’ fees and expenses	154,311	336,379	(120,674	)(d)	370,016
Other expenses	138,009	98,938	(116,963	)(d)	119,984

Total expenses	18,242,671	37,806,821	(3,445,118)		52,604,374

Less: Waivers and reimbursements
Investment management fee	(3,424,407)	—	3,424,407	(f)	—
Administration fee	—	(589,456)	(9,032	)(f)	(598,488)
Shareholder servicing fee (Fiduciary Shares/Fiduciary Shares)	(4,511,059)	—	721,798	(b)(f)	(3,789,261)
Shareholder servicing fee (Class A Shares)	(915,321)	—	915,321	(c)	—
Shareholder servicing fee (Investor Select Shares)	—	—	(958,774	)(c)(f)	(958,774)
Shareholder servicing fee (Institutional Service Shares)	—	(110,012)	—		(110,012)
Shareholder servicing fee (Investor Shares)	—	(332,078)	—		(332,078)
Shareholder servicing fee (Investor Service Shares)	—	(561,813)	—		(561,813)
Shareholder servicing fee (Retail Shares)	—	(1,562,852)	—		(1,562,852)
Shareholder servicing fee (Advantage Shares)	—	(2,463,932)	—		(2,463,932)
Shareholder servicing fee (Xpress Shares)	—	(375,892)	—		(375,892)

See Notes to Pro Forma Financial Statements

B3D-8

HighMark Diversified Money Market Fund/Daily Income Fund Money Market Portfolio

Pro Forma Combined Statements of Operations

For the twelve months September 30, 2012 (Unaudited)

	Acquired Fund	Acquiring Fund
	HighMark Diversified Money Market Fund	Daily Income Fund Money Market Portfolio	Pro Forma Adjustments		Pro Forma Combined
Distribution fee (Fiduciary Shares/Fiduciary Shares)	—	—	(1,804,410	)(b)(f)	(1,804,410)
Distribution fee (Class A Shares)	(915,321)	—	915,321	(c)	—
Distribution fee (Class S Shares)	(498,444)	—	498,444	(c)	—
Distribution fee (Investor Select Shares)	—	—	(1,597,956	)(c)(f)	(1,597,956)
Distribution fee (Investor Shares)	—	(344,059)	—		(344,059)
Distribution fee (Investor Service Shares)	—	(1,288,857)	—		(1,288,857)
Distribution fee (Retail Shares)	—	(5,272,084)	—		(5,272,084)
Distribution fee (Advantage Shares)	—	(12,018,054)	—		(12,018,054)
Distribution fee (Xpress Shares)	—	(2,002,991)	—		(2,002,991)
Transfer agency fees (Institutional Shares)	—	(93,321)	—		(93,321)

Total waivers and reimbursements	(10,264,552)	(27,015,401)	2,105,119		(35,174,834)

Net expenses	7,978,119	10,791,420	(1,339,999)		17,429,540

Net investment income	372,662	1,058,609	1,339,999		2,771,270
Realized Gain (Loss) on Investments
Net realized gain (loss) on investments	(21,051)	669,085	—		648,034

Increase in net assets from operations	$351,611	$1,727,694	$1,339,999		$3,419,304

(a)	Based on contract in effect for the surviving fund.
(b)	Fiduciary Shares of Acquired Fund are exchanged for new Fiduciary Shares of Acquiring Fund, to commence operations upon consummation of the merger.
(c)	Class A Shares and Class S Shares of Acquired Fund are exchanged for new Investor Select Shares of Acquiring Fund, to commence operations upon consummation of the merger.
(d)	Decrease due to the elimination of duplicative expenses achieved by merging the funds.
(e)	Increase in fees reflects bookeeping expenses paid to the Sub-Administrator.
(f)	Reflects the waivers to maintain a minimum yield in light of market conditions.
*	Includes class specific Transfer Agency Expenses of $902,205, $228,279, $96,887, $11,193, $98,579, $162,516, $451,218 and $10,924 for the Fiduciary, Investor Select, Institutional, Institutional Service, Investor, Investor Service, Retail and Pinnacle** Shares of the Pro Forma Combined Fund respectively.
**	Pinnacle Shares of the Money Market Portfolio were fully liquidated on December 29, 2011.

See Notes to Pro Forma Financial Statements

B3D-9

HighMark Diversified Money Market Fund

Daily Income Fund Money Market Portfolio

Notes to Pro Forma Combined Financial Statements (Unaudited)

September 30, 2012

1: Description of the Fund

Daily Income Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund is currently comprised of five managed portfolios of money market instruments: the Money Market Portfolio, the U.S. Treasury Portfolio, the U.S. Government Portfolio, the Municipal Portfolio and the RNT Natixis Liquid Prime Portfolio. The Fund has five core classes of stock authorized: Institutional, Institutional Service, Investor, Investor Service, and Retail shares. In addition to the core classes, the Money Market Portfolio includes the Fiduciary, Investor Select, Advantage and Xpress shares, the U.S. Treasury Portfolio includes the Fiduciary and Investor Select shares, the U.S. Government Portfolio includes the Fiduciary, Investor Select and Advantage shares, the Municipal Portfolio includes the Advantage shares, and the RNT Natixis Liquid Prime includes Treasurer shares and Liquidity shares.

2: Basis of Combination and Significant Accounting Policies

The accompanying unaudited pro forma financial statements are presented to show the effect of the proposed combination of HighMark Diversified Money Market Fund (the “Acquired Fund”), a series of HighMark Funds, a Massachusetts business trust, by the Daily Income Fund Money Market Portfolio (the “Acquiring Fund”) as if such combination had taken place as of September 30, 2012. The unaudited pro forma combined Statement of Operations reflects the results of the combined fund for the twelve months ended September 30, 2012, as if the combination had taken place on October 1, 2011.

Under the terms of the Agreement and Plan of Reorganization (the “Plan”), the combination of the Acquired Fund and Acquiring Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The combination will be accomplished by an acquisition of the net assets of the Acquired Fund and the assumption of the Acquired Fund’s obligations (as defined in the Plan), in exchange for shares of the Acquiring Fund at net asset value. Following the combination, the Acquiring Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America (“GAAP”), the historical cost of investment securities will be carried forward to the Acquiring Fund and the results of operations for pre-combination periods of the Acquiring Fund will not be restated.

The accompanying pro forma financial statements should be read in conjunction with the historical financial statements of the Acquiring Fund and Acquired Fund, which have been incorporated by reference from their respective Statements of Additional Information.

The following is a summary of significant accounting policies followed by the Acquiring Fund in the preparation of its financial statements. The policies are in accordance with GAAP. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A: Valuation of Securities

Investments are recorded on the basis of amortized cost, which approximates value, as permitted by Rule 2a-7 under the 1940 Act. Under the method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

B3D-10

Under the provisions of GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – prices are determined using quoted prices in an active market for identical assets.

Level 2 – prices are determined using significant observable inputs. Observable inputs are inputs that the other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the year), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

The following table summarizes the inputs used to value investments held by the Acquired Fund and Acquiring Fund as of September 30, 2012:

Valuation Inputs	Acquired Fund	Acquiring Fund	Pro Forma Combined
Level 1	$95,000,000	$—	$95,000,000
Level 2	2,002,004,053	3,525,606,711	$5,527,610,764
Level 3	—	—	—

Total	$2,097,004,053	$3,525,606,711	$5,622,610,764

B: Shares of Beneficial Interest

The pro forma net asset value per share assumes the issuance of shares of the Acquiring Fund that would have been issued at September 30, 2012, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of the Acquired Fund, as of September 30, 2012, divided by the net

B3D-11

asset value per share of the shares of the Acquiring Fund as of September 30, 2012. The pro forma number of shares outstanding, by class, for the combined fund consists of the following at September 30, 2012:

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued in Reorganization	Total Outstanding Shares Post- Combination
Fiduciary Shares	—	1,668,553,992	1,668,553,992
Investor Select Shares	—	428,139,307	428,139,307
Institutional Shares	303,944,913	—	303,944,913
Institutional Service Shares	66,865,175	—	66,865,175
Investor Shares	172,616,440	—	172,616,440
Investor Service Shares	235,773,076	—	235,773,076
Retail Shares	870,465,718	—	870,465,718
Advantage Shares	1,626,655,710	—	1,626,655,710
Xpress Shares	249,947,599	—	249,947,599

C: Federal Income Taxes

Each fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the combination, the Acquiring Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, federal income taxes.

D: Waivers and Reimbursements

For two years from the date of the closing of the reorganization, the Acquiring Fund’s investment adviser and distributor have agreed to contractual expense limitations so that the expense cap of the Fiduciary Class and Investor Select Class shares of the Acquiring Fund will be 0.50% and 0.75% of the average daily net assets of Fiduciary Class and Investor Select Class, respectively. In addition, for two years from the date of the closing of the reorganization, the Acquiring Fund’s investment adviser and distributor have contractually agreed to waive fees and / or reimburse expenses in order to maintain a minimum yield of 0.03% for the Fiduciary Class and Investor Select Class shares of the Acquiring Fund so long as the Acquiring Fund’s gross yield is greater than 0.23%.

E: Costs of the Reorganizations

The expenses incurred in connection with the 4 reorganizations will be borne by the Acquired Fund’s investment adviser and the Acquiring Fund’s investment adviser, and are anticipated to be approximately $1,162,500.

B3D-12

HighMark U.S. Government Money Market Fund/Daily Income Fund U.S. Government Portfolio

Pro Forma Combined Schedule of Investments*

As of September 30, 2012 (Unaudited)

HighMark U.S. Government Money Market Fund	HighMark U.S. Government Money Market Fund	Daily Income Fund U.S. Government Portfolio	Daily Income Fund U.S. Government Portfolio		Combined Pro Forma	Combined Pro Forma
Face Amount ($)	Value ($)	Face Amount ($)	Value ($)	Security Description	Face Amount ($)	Value ($)
				Asset Backed Commercial Paper (5.33%) (1)
		60,000,000	60,000,000	Straight-A-Funding LLC, 0.18%, 10/01/12	60,000,000	60,000,000
		30,000,000	29,989,350	Straight-A-Funding LLC, 0.18%, 12/11/12	30,000,000	29,989,350
		20,000,000	19,992,100	Straight-A-Funding LLC, 0.18%, 12/19/12	20,000,000	19,992,100

		110,000,000	109,981,450	Total Asset Backed Commercial Paper	110,000,000	109,981,450

				Floating Rate Securities (8.86%)
		10,000,000	10,001,066	Federal Agricultural Mortgage Corporation, 0.17%, 10/25/12 (2)	10,000,000	10,001,066
		20,000,000	19,999,354	Federal Home Loan Bank, 0.13%, 05/21/13 (3)	20,000,000	19,999,354
		25,000,000	25,000,000	Federal Home Loan Bank, 0.18%, 03/18/13 (4)	25,000,000	25,000,000
		50,000,000	50,000,000	Federal Home Loan Bank, 0.14%, 07/25/13 (5)	50,000,000	50,000,000
		25,000,000	25,000,000	Federal Home Loan Bank, 0.14%, 07/25/13 (5)	25,000,000	25,000,000
		50,000,000	50,000,000	Federal Home Loan Bank, 0.23%, 08/13/13 (6)	50,000,000	50,000,000
		2,810,117	2,810,117	Overseas Private Investment Corporation, U.S. Government Guaranteed, 0.85%, 01/17/17 (7)	2,810,117	2,810,117

		182,810,117	182,810,537	Total Floating Rate Securities	182,810,117	182,810,537

				Loan Participations (1.45%)
		30,000,000	30,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent, 0.35%, 10/05/12	30,000,000	30,000,000

		30,000,000	30,000,000	Total Loan Participations	30,000,000	30,000,000

				Repurchase Agreements (48.40%)
		290,000,000	290,000,000	Annaly Capital Management, Inc., 0.39%, dated 09/28/12, due 10/01/12, repurchase proceeds at maturity $290,009,425, Collateralized by FNMA, FHLMC	290,000,000	290,000,000
		310,000,000	310,000,000	BNY Mellon Capital Markets, LLC, 0.26%, dated 09/28/12, due 10/01/12, repurchase proceeds at maturity $310,006,717, Collateralized by FNMA, FHLMC	310,000,000	310,000,000
27,917,793	27,917,793			Deutsche Bank Securities Inc., 0.15%, dated 09/28/12, due 10/01/12, repurchase proceeds at maturity $27,918,142 Collateralized by UST	27,917,793	27,917,793
100,000,000	100,000,000			Deutsche Bank Securities Inc., 0.20%, dated 09/28/12, due 10/01/12, repurchase proceeds at maturity $100,001,667 Collateralized by FNMA, FHLMC	100,000,000	100,000,000
65,000,000	65,000,000			Goldman, Sachs & Co., 0.19%, dated 09/28/12, due 10/01/12, repurchase proceeds at maturity $65,001,029 Collateralized by FFCB	65,000,000	65,000,000

See Notes to Pro Forma Financial Statements

B3E-1

HighMark U.S. Government Money Market Fund/Daily Income Fund U.S. Government Portfolio

Pro Forma Combined Schedule of Investments*

As of September 30, 2012 (Unaudited)

HighMark U.S.Government Money Market Fund	HighMark U.S. Government Money Market Fund	Daily Income Fund U.S. Government Portfolio	Daily Income Fund U.S. Government Portfolio		Combined Pro Forma	Combined Pro Forma
Face Amount ($)	Value ($)	Face Amount ($)	Value ($)	Security Description	Face Amount ($)	Value ($)
		166,000,000	166,000,000	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.19%, dated 09/28/12 due 10/01/12, repurchase proceeds at maturity $166,002,628 Collateralized by GNMA	166,000,000	166,000,000
		40,000,000	40,000,000	UBS Securities, LLC, 0.19%, dated 9/28/12, due 10/01/12, repurchase proceeds at maturity $40,000,633 Collateralized by UST	40,000,000	40,000,000

192,917,793	192,917,793	806,000,000	806,000,000	Total Repurchase Agreements	998,917,793	998,917,793

				U.S. Government Agency Notes (23.47%)
		25,000,000	24,996,944	Federal Agricultural Mortgage Corporation, 0.20%, 10/23/12	25,000,000	24,996,944
		25,000,000	24,987,111	Federal Agricultural Mortgage Corporation, 0.16%, 01/25/13	25,000,000	24,987,111
		5,000,000	4,996,775	Federal Agricultural Mortgage Corporation, 0.18%, 02/07/13	5,000,000	4,996,775
		10,000,000	9,993,556	Federal Farm Credit Bank, 0.20%, 01/25/13	10,000,000	9,993,556
		40,000,000	39,950,389	Federal Farm Credit Bank, 0.19%, 05/24/13	40,000,000	39,950,389
50,000,000	49,981,527			Federal Farm Credit Bank, 0.20%, 08/15/14	50,000,000	49,981,527
50,000,000	50,000,000			Federal Farm Credit Bank, 0.22%, 11/27/12	50,000,000	50,000,000
		20,000,000	19,999,789	Federal Home Loan Bank, 0.19%, 10/03/12	20,000,000	19,999,789
		15,000,000	14,999,750	Federal Home Loan Bank, 0.20%, 10/04/12	15,000,000	14,999,750
		20,000,000	14,998,725	Federal Home Loan Bank, 0.18%, 10/18/12	20,000,000	14,998,725
		15,000,000	19,994,478	Federal Home Loan Bank, 0.14%, 12/11/12	15,000,000	19,994,478
		10,000,000	9,999,957	Federal Home Loan Bank, 0.18%, 11/21/12	10,000,000	9,999,957
		20,000,000	19,999,739	Federal Home Loan Bank, 0.20%, 02/25/13	20,000,000	19,999,739
		10,000,000	9,995,407	Federal Home Loan Bank, 0.23%, 03/05/13	10,000,000	9,995,407
		19,650,000	19,648,371	Federal Home Loan Bank, 0.24%, 05/17/13	19,650,000	19,648,371
25,000,000	24,996,372			Federal Home Loan Bank, 0.19%, 02/27/14	25,000,000	24,996,372
50,000,000	49,986,463			Federal Home Loan Mortgage Corp, 0.18%, 06/03/13	50,000,000	49,986,463
75,000,000	74,980,331			Federal National Mortgage Association, 0.22%, 08/12/13	75,000,000	74,980,331

250,000,000	249,944,693	234,650,000	234,560,991	Total U.S. Government Agency Notes	484,650,000	484,505,684

				U.S. Government Guaranteed Obligations (2.78%)
12,000,000	12,005,161			Citibank N.A., Guarantee: FDIC, 0.43%, 11/15/12	12,000,000	12,005,161
45,311,000	45,308,734			Straight-A-Funding LLC, Series 1, FFBLL, U.S. Government Guaranteed 0.18%, 10/16/12	45,311,000	45,308,734

57,311,000	57,313,895			Total U.S. Government Guaranteed Obligations	57,311,000	57,313,895

				Variable Rate Demand Notes (9.70%) (8)

See Notes to Pro Forma Financial Statements

B3E-2

HighMark U.S. Government Money Market Fund/Daily Income Fund U.S. Government Portfolio

Pro Forma Combined Schedule of Investments*

As of September 30, 2012 (Unaudited)

HighMark U.S. Government Money Market Fund	HighMark U.S. Government Money Market Fund	Daily Income Fund U.S. Government Portfolio	Daily Income Fund U.S. Government Portfolio		Combined Pro Forma	Combined Pro Forma
Face Amount ($)	Value ($)	Face Amount ($)	Value ($)	Security Description	Face Amount ($)	Value ($)
4,800,000	4,800,000			California, Milpitas Multi-Family Housing Revenue Crossing, Series A, RB, FNMA Guaranteed, 0.15%, 08/15/33	4,800,000	4,800,000
1,050,000	1,050,000			California, Sacramento County, Multi-Family Housing Development Authority, Deer Park Apartment, Series A, RB, FNMA Guaranteed, 0.20%, 07/15/35	1,050,000	1,050,000
26,050,000	26,050,000			California, San Francisco, City & County Redevelopment, Series D, RB, FNMA Guaranteed, 0.19%, 06/15/34	26,050,000	26,050,000
400,000	400,000			California, Simi Valley, Multi-Family Housing Revenue, Parker Ranch, Series A, RB, FNMA Guaranteed, 0.19%, 17/15/36	400,000	400,000
3,200,000	3,200,000			California, Statewide Community Development Authority, Palms Apartment, Series C, RB, FNMA Guaranteed, 0.17%, 05/15/35	3,200,000	3,200,000
14,225,000	14,225,000			New York City Housing Development, Multi-Family Mortgage Revenue, Pearl Street Development, Series B, RB, FNMA Guaranteed, 0.18%, 10/15/41	14,225,000	14,225,000
2,435,000	2,435,000			New York City Housing Development, Multi-Family Rent Housing Revenue, Gold Street, Series B, RB, FNMA Guaranteed, 0.18%, 04/15/36	2,435,000	2,435,000
4,570,000	4,570,000			New York City Housing Development, Multi-Family Rent Housing Revenue, Nicole Street, Series B, RB, FNMA Guaranteed, 0.18%, 11/15/35	4,570,000	4,570,000
7,100,000	7,100,000			New York City Housing Development, Multi-Family Rent Housing Revenue, West Street, Series B, RB, FNMA Guaranteed, 0.18%, 03/15/36	7,100,000	7,100,000
6,800,000	6,800,000			New York City Housing Development, Multi-Family Rent Housing Revenue, Westport Development, Series B, RB, FNMA Guaranteed, 0.18%, 06/15/34	6,800,000	6,800,000
15,790,000	15,790,000			New York State, Dormitory Authority Revenue, Series B, RB, FNMA Guaranteed, 0.18%, 11/15/36	15,790,000	15,790,000
5,100,000	5,100,000			New York State, Housing Finance Agency Revenue, 11th Avenue Housing, Series B, RB, FNMA Guaranteed, 0.18%, 05/15/41	5,100,000	5,100,000
9,000,000	9,000,000			New York State, Housing Finance Agency Revenue, 38th Street, Series B, RB, FNMA Guaranteed, 0.19%, 05/15/33	9,000,000	9,000,000
745,000	745,000			New York State, Housing Finance Agency Revenue, Biltmore Tower Housing, Series B, RB, FNMA Guaranteed, 0.18%, 05/15/34	745,000	745,000
2,500,000	2,500,000			New York State, Housing Finance Agency Revenue, North End, Series B, RB, FNMA Guaranteed, 0.18%, 11/15/36	2,500,000	2,500,000
12,200,000	12,200,000			New York State, Housing Finance Agency Revenue, Series B, RB, FNMA Guaranteed, 0.18%, 05/15/33	12,200,000	12,200,000
2,600,000	2,600,000			New York State, Housing Finance Agency Revenue, Tower 31 Housing, Series A, RB, FHLMC Guaranteed, 0.18%, 11/01/36	2,600,000	2,600,000
4,100,000	4,100,000			New York State, Housing Finance Agency Revenue, West 33rd Street, Series B, RB, FNMA Guaranteed, 0.18%, 11/15/36	4,100,000	4,100,000

See Notes to Pro Forma Financial Statements

B3E-3

HighMark U.S. Government Money Market Fund/Daily Income Fund U.S. Government Portfolio

Pro Forma Combined Schedule of Investments*

As of September 30, 2012 (Unaudited)

HighMark U.S. Government Money Market Fund	HighMark U.S. Government Money Market Fund	Daily Income Fund U.S. Government Portfolio	Daily Income Fund U.S. Government Portfolio		Combined Pro Forma	Combined Pro Forma
Face Amount ($)	Value ($)	Face Amount ($)	Value ($)	Security Description	Face Amount ($)	Value ($)
5,505,000	5,505,000			Pennsylvania, Montgomery County, Redevelopment Authority, Kingswood Apartments Project, Series A, RB, FNMA Guaranteed, 0.22%, 08/15/31	5,505,000	5,505,000
1,625,000	1,625,000			Virginia, Chesapeake, Redevelopment & Housing Authority, Multi-Family Housing Revenue, Alta Great Bridge, Series A, RB, FNMA Guaranteed, 0.24%, 01/15/41	1,625,000	1,625,000
3,510,000	3,510,000			Washington State Housing Finance Commission, Multi-Family Housing Revenue, Ballard Landmark, Series B, RB, FHLB Guaranteed, 0.20%, 12/15/41	3,510,000	3,510,000
3,035,000	3,035,000			Washington State Housing Finance Commission, Multi-Family Housing Revenue, Bridgewood Project, Series B, RB, FNMA Guaranteed, 0.18%, 09/01/34	3,035,000	3,035,000
1,550,000	1,550,000			Washington State Housing Finance Commission, Multi-Family Housing Revenue, Highland Park Apartments, Series B, RB, FNMA Guaranteed, 0.18%, 07/15/38	1,550,000	1,550,000
1,360,000	1,360,000			Washington State Housing Finance Commission, Multi-Family Housing Revenue, Pinehurst Apartments Project, Series B, RB, FNMA Guaranteed, 0.18%, 03/15/39	1,360,000	1,360,000
3,110,000	3,110,000			Washington State Housing Finance Commission, Multi-Family Housing Revenue, Ranier Court Project, Series B, RB, FNMA Guaranteed, 0.17%, 12/15/36	3,110,000	3,110,000
1,915,000	1,915,000			Washington State Housing Finance Commission, Multi-Family Housing Revenue, Rolling Hills Project, Series B, RB, FNMA Guaranteed, 0.18%, 06/15/37	1,915,000	1,915,000
		6,000,000	6,000,000	Overseas Private Investment Corporation, U.S. Government Guaranteed, 0.18%, 06/15/17 (9)	6,000,000	6,000,000
		10,000,000	10,000,000	Overseas Private Investment Corporation, U.S. Government Guaranteed, 0.18%, 06/15/17 (9)	10,000,000	10,000,000
		30,000,000	30,000,000	Overseas Private Investment Corporation, U.S. Government Guaranteed, 0.18%, 12/15/19 (9)	30,000,000	30,000,000
		10,000,000	10,000,000	Overseas Private Investment Corporation, U.S. Government Guaranteed, 0.18%, 01/15/21 (9)	10,000,000	10,000,000

144,275,000	144,275,000	56,000,000	56,000,000	Total Variable Rate Demand Notes	200,275,000	200,275,000

	644,451,381		1,419,352,978	Total Investments (99.99%)		2,063,804,359
				(cost $644,451,381, $1,419,352,978 and $2,063,804,359, respectively†)
	(85,439)		285,321	Cash and other assets, net of liablities (0.01%)		199,882

	$644,365,942		$1,419,638,299	Net Assets (100.00%)		$2,064,004,241

See Notes to Pro Forma Financial Statements

B3E-4

HighMark U.S. Government Money Market Fund/Daily Income Fund U.S. Government Portfolio

Pro Forma Combined Schedule of Investments*

As of September 30, 2012 (Unaudited)

*	All securities of the Acquired Fund would comply with the investment restrictions and compliance guidelines of the Acquiring Fund.
†	Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

FOOTNOTES:

(1)	Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at the time of this statement was $155,290,184, which represented 7.52% of the combined portfolio’s net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(2)	The interest rate is adjusted quarterly based upon Federal Funds Effective rate plus 0.22%
(3)	The interest rate is adjusted quarterly based upon Federal Funds Effective rate plus 0.04%
(4)	The interest rate is adjusted quarterly based upon three months LIBOR minus 0.23%.
(5)	The interest rate is adjusted quarterly based upon Federal Funds Effective rate plus 0.05%
(6)	The interest rate is adjusted quarterly based upon three months LIBOR minus 0.21%
(7)	The interest rate is adjusted semi-annually based upon six months LIBOR plus 0.125%
(8)	Demand Feature—Rate shown is as of report date and maturities shown are the finalmaturities, not the date on which principal could be recovered through demand feature.
(9)	Securities payable on demand at par including accrued interest with seven days notice. The interest rate is determined based upon 91-day Treasury Bill Yield established in the most recent 91-day Treasury Bill auction plus (or, if applicable, minus) the Weekly-Rate Placement Spread, as determined from time to time sufficient by the OPIC Placement Agent.

KEY:
FDIC = Federal Deposit Insurance Corporation
FFBLL = Federal Financing Bank Liquidity Loan
FFCB = Federal Farm Credit Bank
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
OPIC = Overseas Private Investment Corporation
RB = Revenue Bond
UST = U.S. Treasury

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (Unaudited)

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$1,764,441,848	85.49%
31 through 60 Days	72,005,118	3.49
61 through 90 Days	94,975,928	4.60
91 through 120 Days	37,790,784	1.83
121 through 180 Days	34,991,921	1.70
180 through 397 Days	59,598,760	2.89

Total	$2,063,804,359	100.00%

See Notes to Pro Forma Financial Statements

B3E-5

HighMark U.S. Government Money Market Fund/Daily Income Fund U.S. Government Portfolio

Pro Forma Combined Statements of Assets and Liabilities

As of September 30, 2012 (Unaudited)

	Acquired Fund	Acquiring Fund
	HighMark U.S. Government Money Market Fund	Daily Income Fund U.S. Government Portfolio	Pro Forma Adjustments		Pro Forma Combined
Assets
Investments in securities, at amortized cost	$451,533,588	$613,352,978	$—		$1,064,886,566
Repurchase agreements	192,917,793	806,000,000	—		998,917,793
Cash	—	512,634	—		512,634
Receivable for shares sold	45,228	—	—		45,228
Accrued interest receivable	43,652	141,286	—		184,938
Deferred compensation	78,278	—	(78,278	)(a)	—
Prepaid expenses	14,873	46,145	—		61,018

Total assets	644,633,412	1,420,053,043	(78,278)		2,064,608,177

Liabilities
Investment management fees payable	22,840	132,174	—		155,014
Administration fees payable	61,129	53,043	—		114,172
Shareholder servicing/distribution fees payable	—	52,610	—		52,610
Transfer agency fees payable	20,142	13,118	—		33,260
Deferred compensation payable	78,278	—	(78,278	)(a)	—
Accrued expenses	82,189	160,154	—		242,343
Dividends payable	2,892	3,645	—		6,537

Total liabilities	267,470	414,744	(78,278)		603,936

Net assets	$644,365,942	$1,419,638,299	$—		$2,064,004,241

Source of Net Assets
Net capital paid in on shares of capital stock	$644,367,619	$1,419,695,479	$—		$2,064,063,098
Undistributed net investment income	—	4,987	—		4,987
Accumulated net realized gain (loss)	(1,677)	(62,167)	—		(63,844)

Net assets	$644,365,942	$1,419,638,299	$—		$2,064,004,241

Net Assets
Fiduciary Shares/Fiduciary Shares (b)	$554,293,874	N/A	$—		$554,293,874	(d)
Class A Shares (c)	41,299,191	N/A	(41,299,191)		—
Class B Shares (c)	8,943	N/A	(8,943)		—
Class C Shares (c)	1,404,216	N/A	(1,404,216)		—
Class S Shares (c)	47,359,718	N/A	(47,359,718)		—
Investor Select Shares (c)	N/A	—	90,072,068		90,072,068	(d)
Institutional Shares	N/A	$6,801,499	—		6,801,499	(d)
Institutional Service Shares	N/A	57,562,578	—		57,562,578	(d)
Retail Class Shares	N/A	366,590,575	—		366,590,575	(d)
Advantage Shares	N/A	988,683,647	—		988,683,647	(d)

Total net assets	$644,365,942	$1,419,638,299	$—		$2,064,004,241

Shares Outstanding
Fiduciary Shares/Fiduciary Shares (b)	554,316,085	N/A	—		554,316,085
Class A Shares (c)	41,300,327	N/A	(41,300,327)		—
Class B Shares (c)	8,944	N/A	(8,944)		—
Class C Shares (c)	1,404,237	N/A	(1,404,237)		—
Class S Shares (c)	47,363,430	N/A	(47,363,430)		—
Investor Select Shares (c)	N/A	—	90,076,938		90,076,938
Institutional Shares	N/A	6,801,981	—		6,801,981
Institutional Service Shares	N/A	57,566,654	—		57,566,654
Retail Class Shares	N/A	366,616,532	—		366,616,532
Advantage Shares	N/A	988,753,651	—		988,753,651

See Notes to Pro Forma Financial Statements

B3E-6

HighMark U.S. Government Money Market Fund/Daily Income Fund U.S. Government Portfolio

Pro Forma Combined Statements of Assets and Liabilities

As of September 30, 2012 (Unaudited)

	Acquired Fund	Acquiring Fund
	HighMark U.S. Government Money Market Fund	Daily Income Fund U.S. Government Portfolio	Pro Forma Adjustments	Pro Forma Combined

Net Asset Value Per Share
Fiduciary Shares/Fiduciary Shares (b)	$1.00	N/A		$1.00
Class A Shares (c)	$1.00	N/A		N/A
Class B Shares (c)	$1.00	N/A		N/A
Class C Shares (c)	$1.00	N/A		N/A
Class S Shares (c)	$1.00	N/A		N/A
Investor Select Shares (c)	N/A	N/A		$1.00
Institutional Shares	N/A	$1.00		$1.00
Institutional Service Shares	N/A	$1.00		$1.00
Retail Class Shares	N/A	$1.00		$1.00
Advantage Shares	N/A	$1.00		$1.00

(a)	Reflects the netting of deferred compensation and deferred compensation payable.
(b)	Fiduciary Shares of Acquired Fund are exchanged for new Fiduciary Shares of Acquiring Fund, to commence operations upon consummation of the merger.
(c)	Class A Shares, Class B Shares, Class C Shares and Class S Shares of Acquired Fund are exchanged for new Investor Select Shares of Acquiring Fund, to commence operations upon consummation of the merger.
(d)	Reflects total combined net assets due to the merger.

See Notes to Pro Forma Financial Statements

B3E-7

HighMark U.S. Government Money Market Fund/Daily Income Fund U.S. Government Portfolio

Pro Forma Combined Statements of Operations

For the twelve months September 30, 2012 (Unaudited)

	Acquired Fund	Acquiring Fund
	HighMark U.S. Government Money Market Fund	Daily Income Fund U.S. Government Portfolio	Pro Forma Adjustments		Pro Forma Combined
Investment Income
Income:
Interest	$1,708,101	$3,105,777	$—		$4,813,878

Expenses:
Investment management fee	3,189,983	1,568,617	(1,916,372	)(a)	2,842,228
Administration fee	1,598,712	653,590	(1,068,040	)(a)	1,184,262
Shareholder servicing fee (Fiduciary Shares/Fiduciary Shares)	2,167,947	—	—		2,167,947
Shareholder servicing fee (Class A Shares)	113,188	—	(113,188	)(c)	—
Shareholder servicing fee (Class B Shares)	106	—	(106	)(c)	—
Shareholder servicing fee (Investor Select Shares)	—	—	490,565	(a)(c)	490,565
Shareholder servicing fee (Institutional Service Shares)	—	151,260	—		151,260
Shareholder servicing fee (Retail Shares)	—	741,589	—		741,589
Shareholder servicing fee (Advantage Shares)	—	2,313,727	—		2,313,727
Distribution fee (Fiduciary Shares/Fiduciary Shares)	—	—	866,868	(a) (b)	866,868
Distribution fee (Class A Shares)	113,188	—	(113,188	)(c)	—
Distribution fee (Class B Shares)	319	—	(319	)(c)	—
Distribution fee (Class C Shares)	4,948	—	(4,948	)(c)	—
Distribution fee (Class S Shares)	827,834	—	(827,834	)(c)	—
Distribution fee (Investor Select Shares)	—	—	686,791	(a)(c)	686,791
Distribution fee (Retail Shares)	—	1,928,130	—		1,928,130
Distribution fee (Advantage Shares)	—	6,941,182	—		6,941,182
Custodian expenses	66,459	69,046	(45,218	)(d)	90,287
Shareholder servicing and related shareholder expenses*	236,634	260,363	337,291	(a)(d)	834,288
Legal, compliance and filing fees	202,112	40,478	(114,138	)(d)	128,452
Audit and accounting	38,166	169,232	23,479	(e)	230,877
Trustees’ fees and expenses	90,614	114,716	(79,141	)(d)	126,189
Other expenses	96,923	36,099	(91,546	)(d)	41,476

Total expenses	8,747,133	14,988,029	(1,969,044)		21,766,118

Less: Waivers and reimbursements
Investment management fee	(3,094,107)	—	3,094,107	(f)	—
Administration fee	(760,296)	(176,927)	747,741	(f)	(189,482)
Shareholder servicing fee (Fiduciary Shares/Fiduciary Shares)	(2,167,672)	—	(275	)(b) (f)	(2,167,947)
Shareholder servicing fee (Class A Shares)	(113,183)	—	113,183	(c)	—
Shareholder servicing fee (Class B Shares)	(104)		104	(c)	—
Shareholder servicing fee (Investor Select Shares)	—	—	(490,565	)(c)(f)	(490,565)
Shareholder servicing fee (Institutional Service Shares)	—	(141,033)	(10,227	)(f)	(151,260)
Shareholder servicing fee (Retail Shares)	—	(734,894)	(6,695	)(f)	(741,589)

See Notes to Pro Forma Financial Statements

B3E-8

HighMark U.S. Government Money Market Fund/Daily Income Fund U.S. Government Portfolio

Pro Forma Combined Statements of Operations

For the twelve months September 30, 2012 (Unaudited)

	Acquired Fund	Acquiring Fund
	HighMark U.S. Government Money Market Fund	Daily Income Fund U.S. Government Portfolio	Pro Forma Adjustments		Pro Forma Combined
Shareholder servicing fee (Advantage Shares)	—	(2,061,151)	(252,576	)(f)	(2,313,727)
Distribution fee (Fiduciary Shares/Fiduciary Shares)	—	—	(866,868	)(b)(f)	(866,868)
Distribution fee (Class A Shares)	(113,175)	—	113,175	(c)	—
Distribution fee (Class B Shares)	(319)	—	319	(c)	—
Distribution fee (Class C Shares)	(4,948)	—	4,948	(c)	—
Distribution fee (Class S Shares)	(827,800)	—	827,800	(c)	—
Distribution fee (Investor Select Shares)	—	—	(686,791	)(c)(f)	(686,791)
Distribution fee (Retail Shares)	—	(1,928,130)	—		(1,928,130)
Distribution fee (Advantage Shares)	—	(6,916,182)	(25,000	)(f)	(6,941,182)
Transfer agency fees (Fiduciary Shares)	—	—	(433,434	)(b)(f)	(433,434)
Transfer agency fees (Investor Select Shares)	—	—	(98,113	)(c)(f)	(98,113)
Transfer agency fees (Institutional Shares)	—	(4,907)	—		(4,907)
Transfer agency fees (Institutional Service Shares)	—	(5,205)	(6,888	)(f)	(12,093)
Transfer agency fees (Retail Shares)	—	(49,110)	(99,115	)(f)	(148,225)

Total waivers and reimbursements	(7,081,604)	(12,017,539)	1,924,830		(17,174,313)

Net expenses	1,665,529	2,970,490	(44,214)		4,591,805

Net investment income	42,572	135,287	44,214		222,073
Realized Gain (Loss) on Investments
Net realized gain (loss) on investments	52	9,200	—		9,252

Increase in net assets from operations	$42,624	$144,487	$44,214		$231,325

(a)	Based on contract in effect for the surviving fund.
(b)	Fiduciary Shares of Acquired Fund are exchanged for new Fiduciary Shares of Acquiring Fund, to commence operations upon consummation of the merger.
(c)	Class A Shares and Class S Shares of Acquired Fund are exchanged for new Investor Select Shares of Acquiring Fund, to commence operations upon consummation of the merger.
(d)	Decrease due to the elimination of duplicative expenses achieved by merging the funds.
(e)	Increase in fees reflects bookeeping expenses paid to the Sub-Administrator.
(f)	Reflects the waivers to maintain a minimum yield in light of market conditions.
*	Includes class specific transfer agency expenses of $433,434, $98,113, $5,620, $11,214 and $167,197 for the Fiduciary, Investor Select, Institutional, Institutional Service and Retail Shares of the Pro Forma Combined Fund respectively.

See Notes to Pro Forma Financial Statements

B3E-9

HighMark U.S. Government Money Market Fund

Daily Income Fund U.S. Government Portfolio

Notes to Pro Forma Combined Financial Statements (Unaudited)

September 30, 2012

1: Description of the Fund

Daily Income Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund is currently comprised of five managed portfolios of money market instruments: the Money Market Portfolio, the U.S. Treasury Portfolio, the U.S. Government Portfolio, the Municipal Portfolio and the RNT Natixis Liquid Prime Portfolio. The Fund has five core classes of stock authorized: Institutional, Institutional Service, Investor, Investor Service, and Retail shares. In addition to the core classes, the Money Market Portfolio includes the Fiduciary, Investor Select, Advantage and Xpress shares, the U.S. Treasury Portfolio includes the Fiduciary and Investor Select shares, the U.S. Government Portfolio includes the Fiduciary, Investor Select and Advantage shares, the Municipal Portfolio includes the Advantage shares, and the RNT Natixis Liquid Prime includes Treasurer shares and Liquidity shares.

2: Basis of Combination and Significant Accounting Policies

The accompanying unaudited pro forma financial statements are presented to show the effect of the proposed combination of HighMark U.S. Government Money Market Fund (the “Acquired Fund”), a series of HighMark Funds, a Massachusetts business trust, by the Daily Income Fund U.S. Government Portfolio (the “Acquiring Fund”) as if such combination had taken place as of September 30, 2012. The unaudited pro forma combined Statement of Operations reflects the results of the combined fund for the twelve months ended September 30, 2012, as if the combination had taken place on October 1, 2011.

Under the terms of the Agreement and Plan of Reorganization (the “Plan”), the combination of the Acquired Fund and Acquiring Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The combination will be accomplished by an acquisition of the net assets of the Acquired Fund and assumption of the Acquired Fund’s obligations (as defined in the Plan), in exchange for shares of the Acquiring Fund at net asset value. Following the combination, the Acquiring Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America (“GAAP”), the historical cost of investment securities will be carried forward to the Acquired Fund and the results of operations for pre-combination periods of the Acquired Fund will not be restated.

The accompanying pro forma financial statements should be read in conjunction with the historical financial statements of the Acquiring Fund and Acquired Fund, which have been incorporated by reference from their respective Statements of Additional Information.

The following is a summary of significant accounting policies followed by the Acquiring Fund in the preparation of its financial statements. The policies are in accordance with GAAP. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A: Valuation of Securities

Investments are recorded on the basis of amortized cost, which approximates value, as permitted by Rule 2a-7 under the 1940 Act. Under the method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

B3E-10

Under the provisions of GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – prices are determined using quoted prices in an active market for identical assets.

Level 2 – prices are determined using significant observable inputs. Observable inputs are inputs that the other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the year), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

The following table summarizes the inputs used to value investments held by the Acquired Fund and Acquiring Fund as of September 30, 2012:

Valuation Inputs	Acquired Fund	Acquiring Fund	Pro Forma Combined
Level 1	$—	$—	$—
Level 2	664,451,381	1,419,352,978	$2,083,804,359
Level 3	—	—	—

Total	$664,451,381	$1,419,352,978	$2,083,804,359

B: Shares of Beneficial Interest

The pro forma net asset value per share assumes the issuance of shares of the Acquiring Fund that would have been issued at September 30, 2012, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of the Acquired Fund, as of September 30, 2012, divided by the net asset value per share of the shares of the Acquiring Fund as of September 30, 2012. The pro

B3E-11

forma number of shares outstanding, by class, for the combined fund consists of the following at September 30, 2012:

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued in Reorganization	Total Outstanding Shares Post- Combination
Fiduciary Shares	—	554,316,085	554,316,085
Investor Select Shares	—	90,076,938	90,076,938
Institutional Shares	6,801,981	—	6,801,981
Institutional Service Shares	57,566,654	—	57,566,654
Retail Shares	366,616,532	—	366,616,532
Advantage Shares	988,753,651	—	988,753,651

C: Federal Income Taxes

Each fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the combination, the Acquiring Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, federal income taxes.

D: Waivers and Reimbursements

For two years from the date of the closing of the reorganization, the Acquiring Fund’s investment adviser and distributor have agreed to contractual expense limitations so that the expense cap of the Fiduciary Class and Investor Select Class shares of the Acquiring Fund will be 0.50% and 0.75% of the average daily net assets of Fiduciary Class and Investor Select Class, respectively. In addition, for two years from the date of the closing of the reorganization, the Acquiring Fund’s investment adviser and distributor have contractually agreed to waive fees and / or reimburse expenses in order to maintain a minimum yield of 0.02% for the Fiduciary Class and Investor Select Class shares of the Acquiring Fund so long as the Acquiring Fund’s gross yield is greater than 0.22%.

E: Costs of the Reorganizations

The expenses incurred in connection with the 4 reorganizations will be borne by the Acquired Fund’s investment adviser and the Acquiring Fund’s investment adviser, and are anticipated to be approximately $1,162,500.

B3E-12

OTHER INFORMATION

Item 15.	Indemnification

The Registrant incorporates herein by reference the response to Item 27 of the Registration Statement filed with the SEC on July 28, 1997 with Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A.

Item 16.	Exhibits.

(1)(a)	Declaration of Trust of the Registrant filed with Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A on July 29, 1999, and incorporated herein by reference.

(a.1)	Amendment to the Declaration of Trust of the Registrant filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on October 25, 2006, and incorporated herein by reference.

(a.2)	Amendment to the Declaration of Trust of the Registrant filed with Post-Effective Amendment No. 26 on November 30, 2010 and incorporated herein by reference.

(a.3)	Amendment to the Declaration of Trust of the Registrant filed with Post-Effective Amendment No. 27 on July 25, 2011 and incorporated herein by reference.

(2)	Amended and Restated By-Laws of the Registrant filed with Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A on July 27, 2001, and incorporated herein by reference.

(3)	Not applicable.

(4)(i)	Agreement and Plan of Reorganization (Reorganization of 100% U.S. Treasury Money Market Fund into the U.S. Treasury Portfolio) filed with the Registration Statement on Form N-14 on April 15, 2013, and incorporated herein by reference.

(ii)	Agreement and Plan of Reorganization (Reorganization of Treasury Plus Money Market Fund into the U.S. Treasury Portfolio) filed with the Registration Statement on Form N-14 on April 15, 2013, and incorporated herein by reference.

(iii)	Agreement and Plan of Reorganization (Reorganization of Diversified Money Market Fund into the Money Market Portfolio) filed with the Registration Statement on Form N-14 on April 15, 2013, and incorporated herein by reference.

(iv)	Agreement and Plan of Reorganization (Reorganization of U.S. Government Money Market Fund into the U.S. Government Portfolio) filed with the Registration Statement on Form N-14 on April 15, 2013, and incorporated herein by reference.

(5)	Instruments Defining Rights of Security Holders are herein incorporated by reference from the Trust’s Declaration of Trust and By-Laws.

(6)(a)	Investment Management Contract dated October 30, 2000, between the Registrant and Reich & Tang Asset Management, LLC formerly known as Reich & Tang Asset Management L.P. filed with Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A on July 27, 2001, and incorporated herein by reference.

(a.1)	Amendment to the Investment Management Contract dated July 20, 2006, between the Registrant and Reich & Tang Asset Management, LLC filed with Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A on July 29, 2008, and incorporated herein by reference.

(b)	Investment Management Contract dated September 16, 2010, between the Registrant and Reich & Tang Asset Management, LLC. filed with Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A on November 30, 2010 and incorporated herein by reference.

(7)	Amended and Restated Distribution Agreement dated October 30, 2000, as amended and restated on July 20, 2006, September 21, 2006, May 22, 2007, and July 29, 2011 between the Registrant and Reich & Tang Distributors, Inc. filed with Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A on July 25, 2011, and incorporated herein by reference.

(8)	Not Applicable.

(9)(a)	Custody Agreement between the Registrant and The Bank of New York Mellon filed with Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A on July 28, 2006, and incorporated herein by reference.

(a.1)	Amendment to the Custody Agreement dated September 16, 2010, between the Registrant and The Bank of New York Mellon filed with Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A on November 30, 2010, and incorporated herein by reference.

(a.2)	Amendment to Schedule I of the Custody agreement dated June 30, 2011, between the Registrant and The Bank of New York Mellon filed with Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A on July 25, 2011, and incorporated herein by reference.

(a.3)	Amendment to Schedule II of the Custody Agreement dated June 30, 2011, between the Registrant and the Bank of New York Mellon filed with Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A on July 25, 2011, and incorporated herein by reference.

(10)	Amended and Restated Distribution and Service Plan dated January 25, 2001, as amended and restated on January 29, 2004, July 20, 2006, May 22, 2007 and July 29, 2011 pursuant to Rule 12b-1 under the Investment Company Act of 1940 filed with Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A on July 25, 2011, and incorporated herein by reference.

(11)(a)	Opinion of Counsel regarding legality of issuance of shares filed with the Registration Statement on Form N-14 on April 15, 2013, and incorporated herein by reference.

(b)	Consent of Counsel – filed herewith.

(12)(i)	Form of Opinion of Counsel on tax matters (Reorganization of 100% U.S. Treasury Money Market Fund into the U.S. Treasury Portfolio) filed with the Registration Statement on Form N-14 on April 15, 2013, and incorporated herein by reference.

(ii)	Form of Opinion of Counsel on tax matters (Reorganization of Treasury Plus Money Market Fund into the U.S. Treasury Portfolio) filed with the Registration Statement on Form N-14 on April 15, 2013, and incorporated herein by reference.

(iii)	Form of Opinion of Counsel on tax matters (Reorganization of Diversified Money Market Fund into the Money Market Portfolio) filed with the Registration Statement on Form N-14 on April 15, 2013, and

incorporated herein by reference.

(iv)	Form of Opinion of Counsel on tax matters (Reorganization of U.S. Government Money Market Fund into the U.S. Government Portfolio) filed with the Registration Statement on Form N-14 on April 15, 2013, and incorporated herein by reference.

Other Material Contracts

(13)(a)	Administrative Services Agreement dated October 30, 2000, between the Registrant and Reich & Tang Asset Management, LLC formerly known as Reich & Tang Asset Management L.P. filed with Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A on July 27, 2001, and incorporated herein by reference.

(a.1)	Amendment to the Administrative Services Agreement dated July 20, 2006, between the Registrant and Reich & Tang Asset Management, LLC. filed with Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A on July 29, 2008, and incorporated herein by reference.

(b)	Transfer Agency Agreement and Addendum to the Transfer Agency Agreement between Registrant and Reich & Tang Services, Inc. filed with Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A on July 28, 2003, and incorporated herein by reference.

(c)	Fund Accounting Agreement between the Registrant and The Bank of New York Mellon filed with Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A on July 29, 2005, and incorporated herein by reference.

(c.1)	Amendment to the Fund Accounting Agreement dated September 16, 2010, between the Registrant and The Bank of New York Mellon filed with Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A on November 30, 2010, and incorporated herein by reference.

(d)	Cash Management Agreement and Related Services Agreement between the Registrant and The Bank of New York Mellon filed with Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A on July 29, 2005, and incorporated herein by reference.

(e)	Form of Amended and Restated Shareholder Servicing Agreement dated October 30, 2000, as amended and restated on July 20, 2006, May 22, 2007 and July 29, 2011 between the Registrant and Reich & Tang Distributors, Inc. filed with Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A on July 25, 2011, and incorporated herein by reference.

(f)	Form of Expense Limitation Agreement between the Registrant, Reich & Tang Asset Management, LLC and Reich & Tang Distributors, Inc. filed with the Registration Statement on Form N-14 on April 15, 2013, and incorporated herein by reference..

(14)(a)	Consent of PricewaterhouseCoopers LLP (Daily Income Fund) – filed herewith.

(b)	Consent of Deloitte & Touche LLP (HighMark Funds) – filed herewith.

(15)	Not Applicable.

(16)	Powers of Attorney of the Trustees of the Registrant filed with the Registration Statement on Form N-14 on April 15, 2013, and incorporated herein by reference.

(17)(a)	Prospectus of HighMark Funds dated December 1, 2012, incorporated by reference from the filing on

November 20, 2012.

(b)	Statement of Additional Information of HighMark Funds dated December 1, 2012, incorporated by reference from the filing on November 20, 2012.

(c)	Annual Report of HighMark Funds for the fiscal year ended July 31, 2012, incorporated by reference from the filing on October 9, 2012.

(d)	Semi-Annual Report of HighMark Funds for the period ended January 31, 2013, incorporated by reference from the filing on April 11, 2013.

(e)	Prospectus of Daily Income Fund – Fiduciary Shares dated May 3, 2013, incorporated by reference from the filing on May 2, 2013.

(f)	Prospectus of Daily Income Fund – Investor Select Shares dated May 3, 2013, incorporated by reference from the filing on May 2, 2013.

(h)	Statement of Additional Information of Daily Income Fund dated May 3, 2013 incorporated by reference from the filing on May 2, 2013.

(i)	Annual Report of Daily Income Fund for the fiscal year ended March 31, 2012, incorporated by reference to the filing on June 4, 2012.

(j)	Semi-Annual Report of Daily Income Fund for the period ended September 30, 2012, incorporated by reference to the filing on December 5, 2012.

(k)	Form of Proxy Card (100% U.S. Treasury Money Market Fund) filed with the Registration Statement on Form N-14 on April 15, 2013, and incorporated herein by reference.

(l)	Form of Proxy Card (Treasury Plus Money Market Fund) filed with the Registration Statement on Form N-14 on April 15, 2013, and incorporated herein by reference

(m)	Form of Proxy Card (Diversified Money Market Fund) filed with the Registration Statement on Form N-14 on April 15, 2013, and incorporated herein by reference

(n)	Form of Proxy Card (U.S. Government Money Market Fund) filed with the Registration Statement on Form N-14 on April 15, 2013, and incorporated herein by reference

Item 17.	Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 22nd day of May, 2013.

DAILY INCOME FUND

By:	/s/ Michael P. Lydon
Michael P. Lydon
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 has been signed below by the following persons in the capacities indicated on the 22nd of May, 2013.

	SIGNATURE	CAPACITY	DATE

By:	/s/ Michael P. Lydon
	Michael P. Lydon	President and Trustee	May 22, 2013

By:	/s/ Esther Cheung
	Esther Cheung	Principal Financial Officer	May 22, 2013

By:	/s/ Steven W. Duff	Trustee	May 22, 2013
	Albert R. Dowden	Trustee *
	Carl Frischling	Trustee *
	Edward A. Kuczmarski	Trustee *
	William Lerner	Trustee *
	Robert Straniere	Trustee *
	Dr. Yung Wong	Trustee *

By:	/s/ Christine Manna		May 22, 2013
Christine Manna
* Attorney-in-Fact

*	See Exhibit 16 herein for Powers of Attorney.

EXHIBIT INDEX

(11)(b)	Consent of Counsel

(14)(a)	Consent of PricewaterhouseCoopers LLP (Daily Income Fund)

(14)(b)	Consent of Deloitte & Touche LLP (HighMark Funds)